UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2005

Item 1. Reports to Stockholders

Fidelity's

Broadly Diversified International Equity

Funds

Fidelity® Global Balanced Fund

Fidelity Diversified International Fund

Fidelity Aggressive International Fund

Fidelity Overseas Fund

Fidelity Worldwide Fund

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Global Balanced Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Diversified International Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Aggressive International Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Overseas Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Worldwide Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes to Financial Statements	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Global Balanced
Actual	$ 1,000.00	$ 1,071.20	$ 6.11
HypotheticalA	$ 1,000.00	$ 1,018.89	$ 5.96
Diversified International
Actual	$ 1,000.00	$ 1,085.80	$ 5.74
HypotheticalA	$ 1,000.00	$ 1,019.29	$ 5.56
Aggressive International
Actual	$ 1,000.00	$ 1,052.00	$ 5.04
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 4.96
Overseas
Actual	$ 1,000.00	$ 1,053.10	$ 4.68
HypotheticalA	$ 1,000.00	$ 1,020.23	$ 4.61
Worldwide
Actual	$ 1,000.00	$ 1,044.20	$ 5.47
HypotheticalA	$ 1,000.00	$ 1,019.44	$ 5.41

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Global Balanced	1.19%
Diversified International	1.11%
Aggressive International	.99%
Overseas	.92%
Worldwide	1.08%

Semiannual Report

Global Balanced

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2005
United States of America	51.3%
Japan	20.6%
United Kingdom	6.6%
Germany	5.5%
France	2.4%
Canada	2.1%
Switzerland	2.1%
Italy	1.5%
Norway	1.4%
Other	6.5%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2004
United States of America	46.7%
Japan	22.4%
United Kingdom	7.9%
Germany	6.5%
Switzerland	1.9%
France	1.9%
Norway	1.7%
Canada	1.5%
Italy	1.5%
Other	8.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	61.9	71.0
Bonds	20.9	22.5
Short-Term Investments and Net Other Assets	17.2	6.5
Top Five Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Telewest Global, Inc. (United States of America)	3.9	4.1
General Electric Co. (United States of America)	1.2	1.1
Altria Group, Inc. (United States of America)	1.1	0.3
Intel Corp. (United States of America)	1.0	0.6
Exxon Mobil Corp. (United States of America)	0.9	1.0
	8.1
Top Five Bond Issuers as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	10.3	8.9
U.S. Treasury Obligations	4.5	5.8
German Federal Republic	3.8	4.9
Kingdom of Norway	0.8	1.1
United Kingdom, Great Britain & Northern Ireland	0.8	0.9
	20.2
Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	10.1	12.3
Consumer Discretionary	9.9	13.0
Information Technology	7.1	9.3
Energy	6.7	5.9
Consumer Staples	6.6	4.8
Health Care	6.2	6.1
Industrials	5.8	8.2
Telecommunication Services	5.7	7.3
Materials	2.5	2.5
Utilities	1.3	1.6

Semiannual Report

Global Balanced

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 61.9%
	Shares		Value (Note 1)
Australia - 0.4%
BHP Billiton Ltd.	19,134		$ 241,854
Downer EDI Ltd.	43,300		152,854
Macquarie Airports unit	131,363		343,692
TOTAL AUSTRALIA			738,400
Belgium - 0.2%
Cumerio SA (a)	1,100		14,996
Mobistar SA (a)	1,900		163,342
Roularta Media Group NV	900		58,483
Solvay SA	800		91,597
Umicore SA	1,100		95,639
TOTAL BELGIUM			424,057
Bermuda - 0.1%
Willis Group Holdings Ltd.	6,400		214,080
Brazil - 0.0%
Uniao de Bancos Brasileiros SA (Unibanco) GDR	1,650		54,764
Canada - 2.1%
Alcan, Inc.	700		22,696
EnCana Corp.	16,300		1,043,273
Newmont Mining Corp. of Canada Ltd. (exchangeable shares)	400		15,166
Novelis, Inc.	140		2,972
Research In Motion Ltd. (a)	18,900		1,216,894
Talisman Energy, Inc.	47,010		1,418,500
TOTAL CANADA			3,719,501
China - 0.1%
Beijing Media Corp. Ltd. (H Shares)	64,500		151,420
Denmark - 0.4%
Coloplast AS Series B	2,800		162,498
GN Store Nordic AS	14,900		156,690
Novo Nordisk AS Series B	2,750		139,917
Novozymes AS Series B	2,400		117,711
TDC AS	3,300		142,413
TOTAL DENMARK			719,229
Egypt - 0.1%
Orascom Telecom SAE GDR (a)	4,300		176,300
Finland - 0.3%
Neste Oil Oyj (a)	3,875		87,425
Nokia Corp. sponsored ADR	27,100		433,058
TOTAL FINLAND			520,483
France - 2.4%
Accor SA	3,900		179,273
BNP Paribas SA	2,700		178,606
Boursorama (a)	12,300		103,904
Carrefour SA	4,600		224,184
Clarins SA	1,740		105,717
CNP Assurances	1,900		129,760

	Shares		Value (Note 1)
Financiere Marc de Lacharriere SA (Fimalac)	2,300		$ 108,206
France Telecom SA	2,100		61,446
Ipsos SA	500		51,335
Lagardere S.C.A. (Reg.)	2,000		145,297
Laurent-Perrier Group	1,800		84,660
Louvre (SOCIETE DU)	176		24,017
Nexity	1,800		69,431
Orpea (a)	4,034		167,975
Pernod-Ricard	1,065		162,631
Sagem SA	3,600		74,390
Sanofi-Aventis	6,200		550,188
Silicon On Insulator TEChnologies SA (SOITEC) (a)	3,500		36,885
Taittinger SA (a)	200		69,660
Thomson SA	6,300		155,564
Total SA:
Series B	3,051		676,773
sponsored ADR	5,100		565,641
Vivendi Universal SA sponsored ADR	8,200		243,130
TOTAL FRANCE			4,168,673
Germany - 1.7%
Adidas-Salomon AG	670		104,576
Allianz AG:
(Reg.)	600		72,000
sponsored ADR	12,200		146,400
BASF AG (d)	3,200		207,680
Bayer AG	4,800		154,800
Bijou Brigitte Modische Accessoires AG	600		106,439
DAB Bank AG	11,500		82,201
Deutsche Telekom AG (Reg.)	18,500		347,615
E.ON AG	4,000		339,600
ESCADA AG (a)	4,500		101,760
GFK AG	2,100		85,779
HeidelbergCement AG	1,600		93,572
Hugo Boss AG	4,800		143,103
Hypo Real Estate Holding AG	2,600		108,804
Infineon Technologies AG (a)	7,600		63,840
K&S AG	1,200		61,118
Metro AG	2,000		106,127
Norddeutsche Affinerie AG	2,800		52,764
Pfleiderer AG (a)	6,890		108,437
Premiere AG	1,700		65,905
SAP AG sponsored ADR	7,100		279,953
Siemens AG (Reg.)	1,900		139,688
TOTAL GERMANY			2,972,161
Greece - 0.1%
Greek Organization of Football Prognostics SA	7,550		197,991
Hong Kong - 0.9%
Cheung Kong Holdings Ltd.	31,000		292,295
Esprit Holdings Ltd.	70,000		520,833
Common Stocks - continued
	Shares		Value (Note 1)
Hong Kong - continued
Hong Kong & China Gas Co. Ltd.	67,000		$ 137,091
Orient Overseas International Ltd.	61,600		297,126
Shun Tak Holdings Ltd.	412,000		401,683
TOTAL HONG KONG			1,649,028
Ireland - 0.5%
Allied Irish Banks PLC	11,800		241,133
C&C Group PLC	38,900		159,249
IAWS Group PLC (Ireland)	11,500		166,643
Irish Life & Permanent PLC	7,200		121,176
Paddy Power PLC	14,136		248,932
TOTAL IRELAND			937,133
Italy - 0.8%
Amplifon Spa	1,900		125,044
Banca Intesa Spa	33,100		158,605
Banca Popolare di Milano	9,900		94,348
Banche Popolari Unite Scarl	6,300		134,375
Bulgari Spa	6,800		74,163
El.En. Group Spa	3,500		107,849
ENI Spa	4,800		120,442
ENI Spa sponsored ADR	2,500		313,650
Geox Spa	7,800		68,425
Mediaset Spa	10,900		142,211
Telecom Italia Spa	27,700		94,174
TOTAL ITALY			1,433,286
Japan - 10.3%
Aeon Co. Ltd.	17,100		265,837
Aisin Seiki Co. Ltd.	9,500		206,581
Ajinomoto Co., Inc.	26,000		312,694
Asahi Glass Co. Ltd.	36,000		399,313
Astellas Pharma, Inc.	12,500		453,028
Bridgestone Corp.	12,000		230,615
Canon, Inc.	2,900		150,916
Create SD Co. Ltd.	1,100		58,226
D&M Holdings, Inc. (a)	25,000		56,986
Daiwa House Industry Co. Ltd.	18,000		202,232
Diamond Lease Co. Ltd.	3,600		131,845
East Japan Railway Co.	58		302,031
First Juken Co. Ltd.	3,600		80,000
Fujitsu Ltd.	60,000		330,758
Fuyo General Lease Co. Ltd.	5,200		126,466
Hirose Electric Co. Ltd.	1,100		112,780
Honda Motor Co. Ltd.	8,700		419,340
Itochushokuhin Co. Ltd.	7,000		278,398
Japan Retail Fund Investment Corp.	14		113,763
Juroku Bank Ltd.	17,000		90,634
Kamigumi Co. Ltd.	17,000		132,952
Kaneka Corp.	14,000		152,485
KDDI Corp.	55		254,411

	Shares		Value (Note 1)
Keio Electric Railway Co. Ltd.	14,000		$ 79,180
KOEI Co. Ltd.	3,900		103,033
Konica Minolta Holdings, Inc.	17,000		164,082
Kose Corp.	7,370		272,026
Kuraray Co. Ltd.	35,000		324,130
Kuraya Sanseido, Inc. (d)	7,600		95,245
Mars Engineering Corp.	2,300		74,583
Matsushita Electric Industrial Co. Ltd.	13,000		190,450
Mercian Corp.	34,000		95,985
Millea Holdings, Inc.	6		81,831
Mitsui & Co. Ltd.	37,000		351,826
Mitsui Fudosan Co. Ltd.	26,000		291,121
Mizuho Financial Group, Inc.	259		1,217,806
Nikko Cordial Corp.	56,000		261,707
Nippon Oil Corp.	154,000		1,089,824
Nippon Steel Corp.	134,000		339,952
Nitto Denko Corp.	5,000		273,247
NOK Corp.	8,100		212,060
NTT DoCoMo, Inc.	59		91,686
ORIX Corp.	1,500		204,435
Parco Co. Ltd.	13,000		87,287
Renown D'urban Holdings, Inc. (a)	4,700		44,109
Sega Sammy Holdings, Inc. (a)	8,400		494,306
Seiyu Ltd. (a)(d)	133,000		219,447
Shinagawa Refractories Co. Ltd.	24,000		77,139
Sho-Bond Corp. (a)	6,700		62,687
SMC Corp.	1,500		158,083
Softbank Corp.	3,500		140,868
Sony Corp.	6,500		238,615
Stanley Electric Co. Ltd.	16,300		264,904
Sumitomo Corp.	21,000		178,255
Sumitomo Electric Industries Ltd.	21,000		219,514
Sumitomo Forestry Co. Ltd.	50,000		454,459
Sumitomo Mitsui Financial Group, Inc.	59		381,516
Sumitomo Rubber Industries Ltd.	32,000		311,912
T&D Holdings, Inc.	8,300		410,052
Takara Holdings, Inc.	32,000		205,398
Takeda Pharamaceutical Co. Ltd.	6,600		321,660
Takefuji Corp.	6,780		429,368
Teijin Ltd.	23,000		104,196
Tokyo Electric Power Co.	25,700		617,682
Tokyo Tomin Bank Ltd.	5,800		167,611
TonenGeneral Sekiyu KK (a)	27,000		288,670
Toyota Motor Corp.	32,500		1,181,537
Uniden Corp.	8,000		160,992
USS Co. Ltd.	1,290		102,486
Yokogawa Electric Corp.	9,000		117,511
York-Benimaru Co. Ltd.	3,600		103,348
TOTAL JAPAN			18,220,112
Common Stocks - continued
	Shares		Value (Note 1)
Korea (South) - 0.2%
Kookmin Bank	3,650		$ 153,746
S-Oil Corp.	2,490		172,809
TOTAL KOREA (SOUTH)			326,555
Luxembourg - 0.1%
Stolt-Nielsen SA	2,100		71,379
Tenaris SA sponsored ADR	1,000		57,150
TOTAL LUXEMBOURG			128,529
Netherlands - 0.9%
ASML Holding NV (NY Shares) (a)	5,300		76,797
EADS NV	5,400		154,114
ING Groep NV (Certificaten Van Aandelen)	5,400		148,014
Koninklijke Ahold NV sponsored ADR (a)	11,100		84,249
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	3,370		140,151
Koninklijke Philips Electronics NV	2,600		64,454
Royal Dutch Petroleum Co.:
(Hague Registry)	1,500		87,375
(NY Shares)	7,300		425,225
Trader Classified Media NV (A Shares)	7,900		102,670
Unilever NV (Certificaten Van Aandelen)	2,100		135,859
VNU NV	5,500		155,538
TOTAL NETHERLANDS			1,574,446
Norway - 0.6%
ABG Sundal Collier ASA (d)	114,700		105,859
DnB NOR ASA	20,400		195,781
Norsk Hydro ASA sponsored ADR	1,700		133,297
Ocean RIG ASA (a)	16,000		91,876
Schibsted ASA (B Shares)	2,500		59,982
TANDBERG ASA	8,300		85,298
TANDBERG Television ASA (a)	22,800		233,402
Yara International ASA	5,200		69,659
TOTAL NORWAY			975,154
Panama - 0.2%
Carnival Corp. unit	7,100		347,048
Poland - 0.1%
Polski Koncern Naftowy Orlen SA	5,100		69,989
Powszechna Kasa Oszczednosci Bank SA	7,300		55,242
TOTAL POLAND			125,231
Portugal - 0.2%
Impresa SGPS (a)	21,800		156,107
Media Capital SGPS SA	20,600		145,640
TOTAL PORTUGAL			301,747
South Africa - 0.2%
African Bank Investments Ltd.	23,100		61,448
Edgars Consolidated Stores Ltd.	2,300		94,795
Massmart Holdings Ltd.	8,900		64,156

	Shares		Value (Note 1)
MTN Group Ltd.	16,850		$ 119,250
Nedcor Ltd.	7,400		91,133
TOTAL SOUTH AFRICA			430,782
Spain - 1.0%
Actividades de Construccion y Servicios SA (ACS)	6,000		147,143
Antena 3 Television SA	9,200		185,325
Banco Bilbao Vizcaya Argentaria SA	15,800		244,584
Banco Espanol de Credito SA (Reg.)	8,000		116,758
Banco Pastor SA (Reg.)	3,700		133,198
Banco Popular Espanol SA (Reg.)	1,300		81,603
Banco Santander Central Hispano SA	27,800		322,480
Gestevision Telecinco SA	2,808		64,484
Telefonica SA sponsored ADR	8,500		433,500
TOTAL SPAIN			1,729,075
Sweden - 0.3%
Eniro AB	10,200		116,493
Gambro AB (A Shares)	10,000		135,777
Skandia Foersaekrings AB	25,800		122,242
Skandinaviska Enskilda Banken AB (A Shares)	5,800		102,950
Telefonaktiebolaget LM Ericsson (B Shares) ADR (a)	4,200		123,690
TOTAL SWEDEN			601,152
Switzerland - 2.1%
Clariant AG (Reg.)	4,800		75,421
Compagnie Financiere Richemont unit	11,340		339,598
Credit Suisse Group sponsored ADR	7,000		294,840
Nestle SA:
ADR	2,400		157,560
(Reg.)	1,827		483,079
Nobel Biocare Holding AG (Switzerland)	660		142,174
Novartis AG (Reg.)	13,120		639,338
Phonak Holding AG	5,023		176,095
Roche Holding AG (participation certificate)	4,170		505,855
Sika AG (Bearer)	200		146,651
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	343		233,252
Syngenta AG (Switzerland)	1,100		114,575
UBS AG (NY Shares)	4,700		377,410
TOTAL SWITZERLAND			3,685,848
Taiwan - 0.2%
Far EasTone Telecommunications Co. Ltd.	188,000		230,487
United Microelectronics Corp.	250,000		147,247
TOTAL TAIWAN			377,734
Thailand - 0.0%
Advanced Info Service PCL (For. Reg.)	23,100		55,634
United Kingdom - 5.8%
AstraZeneca PLC (United Kingdom)	8,500		373,575
Common Stocks - continued
	Shares		Value (Note 1)
United Kingdom - continued
BAE Systems PLC	41,310		$ 203,135
Barclays PLC	10,100		104,788
BG Group PLC	23,700		185,027
Big Yellow Group PLC	16,400		61,293
Blacks Leisure Group PLC	14,100		120,605
Body Shop International PLC	39,500		148,387
BP PLC sponsored ADR	17,800		1,084,020
Brambles Industries PLC	22,600		126,588
British Land Co. PLC	11,700		184,375
Brown & Jackson PLC (a)	133,500		126,020
Cadbury Schweppes PLC	20,800		210,371
Caffe Nero Group PLC (a)	84,100		277,858
Capital Radio PLC	10,600		70,962
Coffeeheaven International PLC (a)	750,000		18,061
Corin Group PLC	19,802		135,235
Diageo PLC	10,900		162,819
Eircom Group PLC	33,000		79,830
EMI Group PLC	17,800		81,870
Flomerics Group PLC	35,700		48,143
Gallaher Group PLC	6,200		97,106
GlaxoSmithKline PLC	28,100		710,228
GWR Group PLC	9,100		35,895
HBOS PLC	6,900		102,686
Hilton Group PLC	26,000		136,992
HSBC Holdings PLC (United Kingdom) (Reg.)	55,147		882,903
Intertek Group PLC	9,900		144,757
Inventive Leisure PLC	47,700		75,812
ITE Group PLC	50,500		90,720
Jessops PLC	48,100		81,080
Lloyds TSB Group PLC	15,400		132,763
Man Group PLC	4,800		112,259
Matalan PLC	28,800		104,862
O2 PLC (a)	38,800		87,641
Peacock Group PLC	20,100		91,578
Prudential PLC	15,600		141,249
Reckitt Benckiser PLC	4,639		151,302
Reed Elsevier PLC	10,700		105,437
Reuters Group PLC	32,700		241,274
Royal Bank of Scotland Group PLC	12,972		393,346
Schroder Venture International Investment Trust PLC (a)	5,400		61,169
Schroders PLC	10,300		134,137
Shell Transport & Trading Co. PLC (Reg.)	45,700		410,310
Signet Group PLC	38,700		75,300
SkyePharma PLC (a)	63,100		66,858
Spirent PLC sponsored ADR (a)	11,000		33,880
Sportingbet PLC (a)	15,100		82,906
Standard Chartered PLC (United Kingdom)	10,500		190,143
Taylor Nelson Sofres PLC	13,100		55,269
Ted Baker PLC	13,600		120,651
Tesco PLC	14,000		83,070

	Shares		Value (Note 1)
Unilever PLC	6,750		$ 64,733
Urbium PLC	5,900		71,039
Vodafone Group PLC sponsored ADR	31,800		831,252
Whatman PLC	20,300		93,956
Wolseley PLC	7,900		159,497
Yell Group PLC	12,200		94,306
TOTAL UNITED KINGDOM			10,351,328
United States of America - 29.6%
Alcoa, Inc.	6,100		177,022
Alexander & Baldwin, Inc.	5,100		207,723
Altria Group, Inc.	29,200		1,897,708
American Dental Partners, Inc. (a)	14,300		343,057
American Express Co.	14,100		743,070
American International Group, Inc.	13,087		665,474
American Tower Corp. Class A (a)	12,600		217,098
Analog Devices, Inc.	8,100		276,291
Anteon International Corp. (a)	6,200		259,160
Apple Computer, Inc. (a)	10,100		364,206
Aspect Medical Systems, Inc. (a)	10,000		250,300
Bank of America Corp.	23,100		1,040,424
Baxter International, Inc.	7,900		293,090
BioMarin Pharmaceutical, Inc. (a)	55,400		328,522
Blue Nile, Inc.	8,500		213,945
Buffalo Wild Wings, Inc. (a)	6,900		209,898
Burlington Northern Santa Fe Corp.	5,700		275,025
Caterpillar, Inc.	4,100		361,005
Cephalon, Inc. (a)	5,600		245,840
Colgate-Palmolive Co.	6,900		343,551
CONSOL Energy, Inc.	3,100		134,044
Corn Products International, Inc.	10,000		220,200
Covad Communications Group, Inc. (a)	33,300		37,796
CVS Corp.	8,900		459,062
Dell, Inc. (a)	13,400		466,722
Dominion Resources, Inc.	6,200		467,480
eBay, Inc. (a)	30,580		970,303
Equity Lifestyle Properties, Inc.	6,800		248,880
Exelon Corp.	12,600		623,700
Exxon Mobil Corp.	28,900		1,648,167
FARO Technologies, Inc. (a)	8,400		225,540
Federated Department Stores, Inc.	8,300		477,250
FedEx Corp.	6,200		526,690
First Marblehead Corp. (a)	4,100		157,973
Fluor Corp.	5,000		257,800
GameStop Corp. Class A (a)	14,300		351,923
Gen-Probe, Inc. (a)	2,800		140,532
Genentech, Inc. (a)	6,100		432,734
General Electric Co.	58,000		2,099,600
General Growth Properties, Inc.	10,540		412,219
Gillette Co.	4,800		247,872
Golden West Financial Corp., Delaware	5,900		367,747
Goldman Sachs Group, Inc.	5,500		587,345
Google, Inc. Class A (sub. vtg.)	4,200		924,000
Halliburton Co.	17,700		736,143
Common Stocks - continued
	Shares		Value (Note 1)
United States of America - continued
Harris Corp.	8,200		$ 231,240
Headwaters, Inc. (a)	11,100		354,867
Highwoods Properties, Inc. (SBI)	6,000		168,780
Honeywell International, Inc.	13,800		493,488
Intel Corp.	76,600		1,801,632
Interface, Inc. Class A (a)	18,100		108,600
Janus Capital Group, Inc.	17,000		220,830
JCPenney Co., Inc.	10,800		512,028
Johnson & Johnson	21,800		1,496,134
Juniper Networks, Inc. (a)	7,500		169,425
KB Home	12,000		684,000
Lamar Advertising Co. Class A (a)	10,900		407,442
Lehman Brothers Holdings, Inc.	5,800		531,976
Macrovision Corp. (a)	10,300		210,635
Medtronic, Inc.	11,900		627,130
Microsoft Corp.	52,000		1,315,600
Monsanto Co.	5,000		293,100
NAVTEQ Corp.	1,700		61,914
Newmont Mining Corp.	6,500		246,805
Nucor Corp.	4,600		235,060
Omnicom Group, Inc.	2,500		207,250
PepsiCo, Inc.	17,090		950,888
Phelps Dodge Corp.	1,800		154,530
Praxair, Inc.	8,900		416,787
Procter & Gamble Co.	12,600		682,290
Prudential Financial, Inc.	6,400		365,760
QUALCOMM, Inc.	16,800		586,152
Quicksilver Resources, Inc. (a)	5,300		272,049
Red Robin Gourmet Burgers, Inc. (a)	4,600		222,916
Robert Half International, Inc.	12,000		297,840
Saks, Inc.	20,500		349,320
SBA Communications Corp. Class A (a)	26,900		228,112
Sepracor, Inc. (a)	4,900		293,608
Staples, Inc.	19,800		377,586
Starbucks Corp. (a)	6,100		302,072
Symantec Corp. (a)	26,000		488,280
Synthes, Inc.	1,220		139,030
Telewest Global, Inc. (a)	367,762		6,818,307
Tessera Technologies, Inc. (a)	4,500		119,520
The Boeing Co.	3,600		214,272
Toll Brothers, Inc. (a)	6,600		500,280
TradeStation Group, Inc. (a)	36,000		232,200
UnitedHealth Group, Inc.	9,800		926,198
Urban Outfitters, Inc. (a)	7,400		327,820
Valero Energy Corp.	7,200		493,416
Wachovia Corp.	12,500		639,750
Walgreen Co.	18,800		809,528
Walt Disney Co.	11,600		306,240
WebMD Corp. (a)	24,000		228,000
Wells Fargo & Co.	9,700		581,418
Wm. Wrigley Jr. Co.	8,500		587,605

	Shares		Value (Note 1)
XM Satellite Radio Holdings, Inc. Class A (a)	8,300		$ 230,242
Yahoo!, Inc. (a)	26,700		921,417
TOTAL UNITED STATES OF AMERICA			52,375,500
TOTAL COMMON STOCKS (Cost $93,844,554)		109,682,381
Government Obligations - 20.9%
		Principal Amount (e)
Germany - 3.8%
German Federal Republic 4.5% 8/18/06	EUR	5,125,000		6,789,134
Italy - 0.7%
Italian Republic 4.25% 8/1/14	EUR	900,000		1,227,675
Japan - 10.3%
Japan Government:
0.1% 8/20/05	JPY	466,000,000		4,445,600
1.9% 3/20/08	JPY	600,000,000		6,009,442
3% 9/20/05	JPY	810,000,000		7,810,216
TOTAL JAPAN				18,265,258
Norway - 0.8%
Kingdom of Norway 6.75% 1/15/07	NOK	8,500,000		1,439,282
United Kingdom - 0.8%
United Kingdom, Great Britain & Northern Ireland 8.5% 12/7/05	GBP	675,000		1,317,107
United States of America - 4.5%
U.S. Treasury Notes:
2.5% 5/31/06		3,950,000		3,911,116
3.375% 12/15/08		4,000,000		3,943,124
TOTAL UNITED STATES OF AMERICA				7,854,240
TOTAL GOVERNMENT OBLIGATIONS (Cost $34,473,857)			36,892,696
Money Market Funds - 16.8%
		Shares
Fidelity Cash Central Fund, 2.84% (b)		29,344,777		$ 29,344,777
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)		415,784		415,784
TOTAL MONEY MARKET FUNDS (Cost $29,760,561)			29,760,561
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $158,078,972)				176,335,638
NET OTHER ASSETS - 0.4%				782,863
NET ASSETS - 100%			$ 177,118,501
Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NOK	-	Norwegian krone
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Principal amount is stated in United States dollars unless otherwise noted.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	4.5%
AAA, AA, A	16.4%
BBB	0.0%
BB	0.0%
B	0.0%
CCC, CC, C	0.0%
Equities	61.9%
Short-Term Investments and Net Other Assets	17.2%
100.0%
We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Global Balanced

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $391,858) (cost $158,078,972) - See accompanying schedule		$ 176,335,638
Foreign currency held at value (cost $505,170)		540,769
Receivable for investments sold		452,220
Receivable for fund shares sold		619,212
Dividends receivable		307,172
Interest receivable		486,106
Prepaid expenses		416
Other affiliated receivables		4
Other receivables		12,545
Total assets		178,754,082

Liabilities
Payable to custodian bank	$ 82
Payable for investments purchased	926,195
Payable for fund shares redeemed	71,312
Accrued management fee	106,728
Other affiliated payables	46,285
Other payables and accrued expenses	69,195
Collateral on securities loaned, at value	415,784
Total liabilities		1,635,581

Net Assets		$ 177,118,501
Net Assets consist of:
Paid in capital		$ 150,118,200
Undistributed net investment income		1,439,253
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,267,718
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,293,330
Net Assets, for 8,583,275 shares outstanding		$ 177,118,501
Net Asset Value, offering price and redemption price per share ($177,118,501 ÷ 8,583,275 shares)		$ 20.64

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 919,533
Special Dividends		246,900
Interest		563,381
Security lending		4,971
		1,734,785
Less foreign taxes withheld		(60,923)
Total income		1,673,862

Expenses
Management fee	$ 593,319
Transfer agent fees	214,750
Accounting and security lending fees	41,093
Independent trustees' compensation	452
Custodian fees and expenses	69,073
Registration fees	21,641
Audit	38,316
Legal	628
Miscellaneous	636
Total expenses before reductions	979,908
Expense reductions	(15,238)	964,670
Net investment income (loss)		709,192
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	8,590,283
Foreign currency transactions	25,931
Total net realized gain (loss)		8,616,214
Change in net unrealized appreciation (depreciation) on: Investment securities	485,288
Assets and liabilities in foreign currencies	12,592
Total change in net unrealized appreciation (depreciation)		497,880
Net gain (loss)		9,114,094
Net increase (decrease) in net assets resulting from operations		$ 9,823,286

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Global Balanced
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 709,192	$ 707,428
Net realized gain (loss)	8,616,214	10,231,992
Change in net unrealized appreciation (depreciation)	497,880	1,921,438
Net increase (decrease) in net assets resulting from operations	9,823,286	12,860,858
Distributions to shareholders from net investment income	(947,033)	(2,085,080)
Distributions to shareholders from net realized gain	(2,331,147)	-
Total distributions	(3,278,180)	(2,085,080)
Share transactions Proceeds from sales of shares	50,835,119	43,116,007
Reinvestment of distributions	3,105,549	1,937,941
Cost of shares redeemed	(20,991,665)	(34,092,066)
Net increase (decrease) in net assets resulting from share transactions	32,949,003	10,961,882
Redemption fees	5,590	17,177
Total increase (decrease) in net assets	39,499,699	21,754,837
Net Assets
Beginning of period	137,618,802	115,863,965
End of period (including undistributed net investment income of $1,439,253 and undistributed net investment income of $1,969,601, respectively)	$ 177,118,501	$ 137,618,802
Other Information Shares
Sold	2,455,455	2,259,780
Issued in reinvestment of distributions	151,048	105,592
Redeemed	(1,012,577)	(1,790,393)
Net increase (decrease)	1,593,926	574,979

Financial Highlights

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 19.69	$ 18.06	$ 14.84	$ 15.36	$ 19.10	$ 18.67
Income from Investment Operations
Net investment income (loss) D	.09 E	.10 J	.15	.17 H	.28	.36 F
Net realized and unrealized gain (loss)	1.31	1.85	3.29	(.66) H	(2.46)	.47
Total from investment operations	1.40	1.95	3.44	(.49)	(2.18)	.83
Distributions from net investment income	(.13)	(.32)	(.22)	(.03)	(.32)	(.15)
Distributions from net realized gain	(.32)	-	-	-	(1.24)	(.25)
Total distributions	(.45)	(.32)	(.22)	(.03)	(1.56)	(.40)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	- I
Net asset value, end of period	$ 20.64	$ 19.69	$ 18.06	$ 14.84	$ 15.36	$ 19.10
Total Return B, C	7.12%	10.93%	23.49%	(3.20)%	(12.36)%	4.45%
Ratios to Average Net Assets G
Expenses before expense reductions	1.19% A	1.20%	1.29%	1.29%	1.29%	1.26%
Expenses net of voluntary waivers, if any	1.19% A	1.20%	1.29%	1.29%	1.29%	1.26%
Expenses net of all reductions	1.18% A	1.19%	1.28%	1.27%	1.27%	1.25%
Net investment income (loss)	.86% A, E	.54% J	.98%	1.07% H	1.69%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 177,119	$ 137,619	$ 115,864	$ 88,263	$ 88,809	$ 104,820
Portfolio turnover rate	93% A	94%	113%	126%	102%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .56%. F Investment income per share reflects a special dividend which amounted to $.04 per share. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. I Amount represents less than $.01 per share. J Net investment income per share includes approximately $.05 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been .26%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Diversified International

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2005
United Kingdom	18.4%
Japan	11.8%
Switzerland	10.5%
France	9.5%
United States of America	9.3%
Germany	5.6%
Canada	5.5%
Spain	4.3%
Netherlands	3.8%
Other	21.3%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2004
United Kingdom	20.7%
Japan	12.5%
Switzerland	9.5%
France	8.6%
United States of America	8.2%
Canada	6.3%
Germany	5.5%
Spain	3.6%
Netherlands	3.6%
Other	21.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	94.7	93.4
Bonds	0.0	0.9
Short-Term Investments and Net Other Assets	5.3	5.7
Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.2	1.5
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	1.9	2.5
BP PLC sponsored ADR (United Kingdom, Oil & Gas)	1.6	2.0
Novartis AG sponsored ADR (Switzerland, Pharmaceuticals)	1.6	2.1
Total SA sponsored ADR (France, Oil & Gas)	1.5	1.5
Sanofi-Aventis sponsored ADR (France, Pharmaceuticals)	1.4	1.0
Nestle SA (Reg.) (Switzerland, Food Products)	1.2	0.9
UBS AG (NY Shares) (Switzerland, Capital Markets)	1.1	1.0
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	1.0	1.6
Tesco PLC (United Kingdom, Food & Staples Retailing)	1.0	1.0
	14.5
Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.1	22.0
Consumer Discretionary	15.3	14.2
Health Care	11.7	12.1
Industrials	9.7	7.3
Consumer Staples	9.0	8.5
Information Technology	8.0	8.2
Energy	7.9	8.2
Materials	5.2	5.3
Telecommunication Services	4.8	5.9
Utilities	2.0	1.8

Semiannual Report

Diversified International

Investments April 30, 2005 (Audited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value (Note 1)
Australia - 2.4%
AMP Ltd.	1,000,000	$ 5,248,320
Australia & New Zealand Banking Group Ltd.	4,330,321	72,949,324
Australian Gas Light Co.	2,118,164	23,755,548
BHP Billiton Ltd. sponsored ADR	1,500,000	37,920,000
Brambles Industries Ltd. (d)	10,704,822	65,629,658
Computershare Ltd.	6,999,983	27,553,613
CSL Ltd.	6,500,000	160,417,400
Macquarie Bank Ltd.	2,000,000	71,461,500
Macquarie Capital Alliance Group (a)	12,499,900	18,060,481
Promina Group Ltd.	8,774,227	34,948,624
QBE Insurance Group Ltd.	8,271,356	96,252,943
TOTAL AUSTRALIA		614,197,411
Austria - 0.2%
Bank Austria Creditanstalt AG	593,800	55,100,299
Belgium - 0.5%
Cumerio SA (a)	350,000	4,771,546
KBC Groupe SA (d)	750,000	59,701,179
RHJ International	1,246,381	32,072,407
Umicore SA	350,000	30,430,544
TOTAL BELGIUM		126,975,676
Bermuda - 0.2%
Clear Media Ltd. (a)(e)	27,321,500	24,534,393
GOME Electrical Appliances Holdings Ltd.	29,990,000	29,239,019
Peace Mark Holdings Ltd.	31,040,000	8,362,069
TOTAL BERMUDA		62,135,481
Brazil - 0.3%
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	1,444,900	41,670,916
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	2,351,000	25,837,490
TOTAL BRAZIL		67,508,406
Canada - 5.5%
Aber Diamond Corp.	552,300	14,194,288
ACE Aviation Holdings, Inc. Class A (a)	1,000,000	27,496,325
Astral Media, Inc. Class A (non-vtg.)	956,500	24,323,916
Brascan Corp. Class A (ltd. vtg.) (d)	1,952,100	70,553,906
Canadian National Railway Co.	600,000	34,449,875
Canadian Natural Resources Ltd.	1,088,900	53,997,187
Canadian Pacific Railway Ltd.	500,000	17,463,345
Canadian Western Bank, Edmonton	400,000	8,681,210
EnCana Corp.	3,545,061	226,899,680
Fording Canadian Coal Trust	250,000	22,042,754
Goldcorp, Inc.	2,989,150	38,743,622
ITF Optical Technologies, Inc. Series A (g)	39,827	0
Jean Coutu Group, Inc.:
Class A (f)	1,656,600	24,223,340
Class A (sub. vtg.)	4,350,660	63,616,755

	Shares	Value (Note 1)
Loblaw Companies Ltd.	782,100	$ 47,447,462
Meridian Gold, Inc. (a)	519,000	7,935,439
Metro, Inc. Class A (sub. vtg.)	703,000	16,201,375
National Bank of Canada	2,020,400	84,149,214
OZ Optics Ltd. unit (a)(g)	102,000	1,504,500
Petro-Canada	1,458,000	80,943,998
Power Corp. of Canada (sub. vtg.)	3,491,000	88,554,631
Precision Drilling Corp. (a)	1,700,000	122,668,574
Research In Motion Ltd. (a)	1,100,000	70,824,492
Sun Life Financial, Inc.	2,664,205	83,164,439
Talisman Energy, Inc.	2,793,800	84,301,336
TELUS Corp. (non-vtg.)	1,000,000	29,912,187
TimberWest Forest Corp. unit	3,204,900	36,038,729
TOTAL CANADA		1,380,332,579
Cayman Islands - 0.3%
Apex Silver Mines Ltd. (a)(d)(e)	2,673,000	35,069,760
Hutchison Telecommunications International Ltd. ADR (d)	3,500,000	50,225,000
TOTAL CAYMAN ISLANDS		85,294,760
China - 0.7%
BYD Co. Ltd. (H Shares) (e)	9,773,000	27,707,217
Global Bio-Chem Technology Group Co. Ltd.	96,171,600	62,920,151
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	4,227,450	187,099
People's Food Holdings Ltd.	43,570,000	28,725,719
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares)	5,000,000	5,800,000
Sinopec Zhenhai Refining & Chemical Co. Ltd. (H Shares)	34,932,000	38,762,546
Weichai Power Co. Ltd. (H Shares)	5,000,000	17,318,350
TOTAL CHINA		181,421,082
Denmark - 2.0%
Coloplast AS Series B (d)	933,000	54,146,602
Danske Bank AS	4,256,750	125,563,311
GN Store Nordic AS	3,000,000	31,548,319
Novo Nordisk AS Series B	2,505,072	127,454,943
Novozymes AS Series B	1,793,280	87,953,340
TDC AS	1,762,177	76,047,290
Vestas Wind Systems AS (a)(d)	700,000	8,888,510
TOTAL DENMARK		511,602,315
Finland - 0.4%
Neste Oil Oyj (a)	429,750	9,695,744
Nokia Corp. sponsored ADR	6,300,000	100,674,000
TOTAL FINLAND		110,369,744
France - 9.5%
Accor SA	1,241,400	57,064,018
AXA SA sponsored ADR	3,271,400	80,869,008
BNP Paribas SA	2,200,000	145,531,168
Common Stocks - continued
	Shares	Value (Note 1)
France - continued
CNP Assurances	1,045,307	$ 71,389,137
Dassault Aviation SA (d)	36,265	23,518,184
Essilor International SA	976,470	70,114,322
Financiere Marc de Lacharriere SA (Fimalac)	806,227	37,929,879
Groupe Danone	250,000	23,523,077
Ipsos SA	238,905	24,528,324
JC Decaux SA (a)	1,000,000	26,616,166
L'Air Liquide SA	200,000	35,869,443
L'Oreal SA	1,829,144	132,171,628
Lafarge SA (Bearer)	200,000	18,259,626
Lagardere S.C.A. (Reg.)	1,832,218	133,108,106
Michelin SA (Compagnie Generale des Etablissements) Series B	600,000	36,532,248
Neopost SA	1,441,457	121,673,611
Pernod-Ricard	786,731	120,137,802
Pinault Printemps-Redoute SA	328,600	32,477,480
Renault SA	700,000	58,859,677
Sanofi-Aventis sponsored ADR	7,955,400	352,981,098
Suez SA (France)	600,000	16,453,158
Thomson SA	4,690,500	115,821,262
Total SA sponsored ADR	3,400,000	377,094,000
Veolia Environnement	1,100,000	41,686,531
Vinci SA (d)	913,047	138,121,620
Vivendi Universal SA sponsored ADR (d)	3,384,600	100,353,390
TOTAL FRANCE		2,392,683,963
Germany - 5.3%
Adidas-Salomon AG (d)	287,773	44,916,779
Allianz AG sponsored ADR	14,000,000	168,000,000
BASF AG (d)	509,300	33,053,570
BASF AG sponsored ADR	333,700	21,657,130
Bayer AG (d)	2,200,000	70,950,000
Bayerische Hypo-und Vereinsbank AG (a)	1,500,000	35,830,454
Bijou Brigitte Modische Accessoires AG	63,684	11,297,401
Celesio AG (d)	911,290	72,919,102
Continental AG	1,000,000	74,078,198
Deutsche Boerse AG	800,804	60,779,151
Deutsche Telekom AG sponsored ADR	9,011,800	169,331,722
E.ON AG sponsored ADR (d)	3,855,900	109,121,970
GFK AG	955,051	39,010,947
Hypo Real Estate Holding AG	905,060	37,874,664
K&S AG (d)	838,273	42,694,929
Linde AG	438,200	29,146,620
MAN AG	300,000	12,682,967
Merck KGaA	400,000	30,769,744
Metro AG	1,162,357	61,678,594
Premiere AG	482,584	18,708,619
RWE AG (d)	1,300,000	77,919,867
SAP AG sponsored ADR	925,000	36,472,750
Siemens AG sponsored ADR	450,500	33,120,760

	Shares	Value (Note 1)
SolarWorld AG	20,900	$ 2,889,392
Wincor Nixdorf AG	642,095	52,530,384
TOTAL GERMANY		1,347,435,714
Greece - 0.3%
Greek Organization of Football Prognostics SA	2,231,590	58,521,138
Public Power Corp. of Greece	669,870	17,876,951
TOTAL GREECE		76,398,089
Hong Kong - 1.5%
Aeon Credit Service (Asia) Co. Ltd.	6,902,000	4,427,083
China Netcom Group Corp. Hong Kong Ltd. ADR (d)	332,300	8,889,025
Cosco Pacific Ltd.	13,082,000	28,361,787
Hengan International Group Co. Ltd.	18,752,000	11,667,077
Hutchison Whampoa Ltd.	3,000,000	26,747,229
Li & Fung Ltd.	5,000,000	9,557,163
Melco International Development Ltd.	17,190,000	44,324,584
NWS Holdings Ltd.	1,000,000	1,430,367
Shun Tak Holdings Ltd.	34,550,000	33,684,832
Techtronic Industries Co. Ltd.	50,000,000	111,286,432
Television Broadcasts Ltd.	6,648,000	33,431,034
Wharf Holdings Ltd.	2,000,000	6,657,943
Yue Yuen Industrial Holdings Ltd.	17,999,947	51,031,254
TOTAL HONG KONG		371,495,810
Hungary - 0.0%
OTP Bank Rt.	250,000	7,651,958
India - 1.9%
ABB Ltd. India	537,182	14,925,570
Bajaj Auto Ltd.	627,265	15,637,573
Bharat Forge Ltd.	250,000	7,463,159
HDFC Bank Ltd. sponsored ADR	464,500	20,163,945
Housing Development Finance Corp. Ltd.	4,929,483	82,994,196
Infosys Technologies Ltd.	2,726,725	118,461,539
Larsen & Toubro Ltd.	600,000	13,353,903
Ranbaxy Laboratories Ltd.	871,165	18,328,966
Reliance Industries Ltd.	2,973,571	36,154,597
Satyam Computer Services Ltd.	5,198,821	47,852,375
State Bank of India	6,679,405	98,237,851
TOTAL INDIA		473,573,674
Ireland - 1.9%
Allied Irish Banks PLC	6,816,503	139,295,238
CRH PLC	4,289,383	107,310,226
DEPFA BANK PLC	2,644,493	40,932,638
IAWS Group PLC (Ireland)	3,916,027	56,746,110
Independent News & Media PLC (Ireland)	17,804,402	56,690,335
Ryanair Holdings PLC sponsored ADR (a)	2,000,000	80,300,000
TOTAL IRELAND		481,274,547
Italy - 1.8%
Autostrade Spa (d)	1,103,684	29,232,400
Common Stocks - continued
	Shares	Value (Note 1)
Italy - continued
Banca Intesa Spa	20,000,000	$ 95,833,794
Banco Popolare di Verona e Novara (d)	980,782	18,175,112
Bulgari Spa (d)	1,807,404	19,712,253
ENI Spa sponsored ADR	1,477,900	185,417,334
Mediaset Spa (d)	2,000,000	26,093,720
Milano Assicurazioni Spa (d)	2,000,000	12,268,389
Telecom Italia Spa ADR	1,791,019	60,858,826
UNIPOL Assicurazioni Spa	631,146	2,742,911
TOTAL ITALY		450,334,739
Japan - 11.8%
Advantest Corp.	199,900	14,108,345
Asahi Glass Co. Ltd.	4,679,000	51,899,635
Canon, Inc. ADR	2,559,800	133,211,992
Chugai Pharmaceutical Co. Ltd.	472,300	7,396,438
Credit Saison Co. Ltd.	1,414,300	48,424,767
Daiwa Securities Group, Inc.	10,955,000	69,480,922
East Japan Railway Co.	17,530	91,286,405
Fanuc Ltd.	463,400	27,401,811
Fuji Photo Film Co. Ltd.	1,295,500	42,842,183
Hirose Electric Co. Ltd.	125,000	12,815,927
Honda Motor Co. Ltd.	2,254,700	108,676,535
Hoya Corp.	1,076,300	112,608,588
Ito Yokado Ltd.	1,000,000	34,620,885
Keyence Corp.	314,500	69,588,933
Kose Corp.	330,000	12,180,257
Kuraray Co. Ltd.	3,000,000	27,782,545
Kuraya Sanseido, Inc. (d)	1,153,400	14,454,626
Millea Holdings, Inc.	3,469	47,312,063
Mitsubishi Electric Corp.	4,852,000	25,729,250
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	8,473	73,291,447
Mitsui & Co. Ltd.	1,500,000	14,263,233
Mitsui O.S.K. Lines Ltd.	4,000,000	25,255,125
Mizuho Financial Group, Inc.	28,500	134,005,716
Murata Manufacturing Co. Ltd.	1,631,100	81,204,975
Net One Systems Co. Ltd.	2,484	6,301,802
Nikko Cordial Corp.	18,000,000	84,120,168
Nintendo Co. Ltd.	327,000	37,331,329
Nippon Electric Glass Co. Ltd.	3,716,000	59,257,527
Nitto Denko Corp.	2,650,000	144,821,167
Nomura Holdings, Inc.	3,500,000	44,659,998
Nomura Research Institute Ltd.	205,000	19,551,740
OMC Card, Inc. (d)	1,837,000	23,284,434
ORIX Corp.	1,200,000	163,547,918
Rakuten, Inc. (d)	53,158	44,564,502
Ricoh Co. Ltd.	2,427,000	38,748,668
Rohm Co. Ltd.	984,500	92,863,181
Seiyu Ltd. (a)(d)	7,922,000	13,071,111
SFCG Co. Ltd.	100,090	25,755,156
Sony Corp.	2,525,000	92,692,746
Sumitomo Forestry Co. Ltd.	1,963,000	17,842,050

	Shares	Value (Note 1)
Sumitomo Mitsui Financial Group, Inc.	25,000	$ 161,659,506
Sumitomo Rubber Industries Ltd.	1,500,000	14,620,886
T&D Holdings, Inc.	1,192,550	58,916,631
Takefuji Corp.	500,000	31,664,281
TIS, Inc.	550,000	19,933,237
Tokyo Electron Ltd.	1,631,800	84,352,462
Toyota Motor Corp. sponsored ADR	2,633,250	191,463,608
UFJ Holdings, Inc. (a)	18,000	94,763,944
USS Co. Ltd.	90,330	7,176,432
Yahoo! Japan Corp.	15,000	33,619,455
Yahoo! Japan Corp. New	15,000	33,762,516
Yamato Transport Co. Ltd.	4,797,000	63,456,735
TOTAL JAPAN		2,983,645,793
Korea (South) - 2.7%
AmorePacific Corp.	255,950	63,403,493
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	500,000	8,925,881
Hana Bank	1,000,000	25,172,991
Hanjin Shipping Co. Ltd.	300,000	8,213,817
Honam Petrochemical Corp.	435,190	19,444,094
Hyundai Motor Co.	1,148,596	62,089,357
INTOPS Co. Ltd.	275,000	5,833,164
Kookmin Bank sponsored ADR	2,605,190	111,371,873
Korea Exchange Bank (a)	3,961,310	33,173,126
LG Electronics, Inc.	1,668,270	111,262,568
LG Household & Health Care Ltd.	8,800	290,362
NCsoft Corp. (a)	397,520	30,538,581
Power Logics Co. Ltd.	375,000	4,287,432
Samsung Electronics Co. Ltd.	200,000	90,662,883
Samsung SDI Co. Ltd.	234,660	22,922,349
Shinhan Financial Group Co. Ltd.	3,599,840	92,965,440
TOTAL KOREA (SOUTH)		690,557,411
Mexico - 0.5%
America Movil SA de CV Series L sponsored ADR	900,000	44,685,000
Cemex SA de CV sponsored ADR	610,763	21,987,468
Fomento Economico Mexicano SA de CV sponsored ADR	1,159,600	59,197,580
TOTAL MEXICO		125,870,048
Netherlands - 3.8%
ASML Holding NV (NY Shares) (a)	9,959,433	144,312,184
EADS NV	4,383,153	125,093,435
Fugro NV (Certificaten Van Aandelen) unit	530,900	49,746,616
ING Groep NV sponsored ADR	5,044,500	138,269,745
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	3,413,357	141,953,872
Koninklijke Philips Electronics NV (NY Shares)	1,487,100	36,865,209
OPG Groep NV (A Shares) unit	495,000	32,326,361
Common Stocks - continued
	Shares	Value (Note 1)
Netherlands - continued
QIAGEN NV (a)	4,000,000	$ 52,000,000
Randstad Holdings NV	250,000	10,201,997
Reed Elsevier NV ADR (d)	3,594,100	104,013,254
Royal Dutch Petroleum Co. (NY Shares)	1,100,000	64,075,000
VNU NV	2,610,947	73,836,737
TOTAL NETHERLANDS		972,694,410
Netherlands Antilles - 0.1%
Schlumberger Ltd. (NY Shares)	500,000	34,205,000
Norway - 0.9%
DnB NOR ASA (d)	15,112,800	145,039,224
Schibsted ASA (B Shares) (d)	854,550	20,503,029
Storebrand ASA (A Shares)	7,051,661	53,012,534
TOTAL NORWAY		218,554,787
Philippines - 0.1%
Philippine Long Distance Telephone Co. sponsored ADR	500,000	12,885,000
Poland - 0.1%
Polski Koncern Naftowy Orlen SA	1,000,000	13,723,312
Singapore - 0.2%
Flextronics International Ltd. (a)	2,000,000	22,300,000
Want Want Holdings Ltd.	18,018,000	17,477,460
TOTAL SINGAPORE		39,777,460
South Africa - 0.2%
African Bank Investments Ltd.	4,500,000	11,970,443
Massmart Holdings Ltd.	3,519,500	25,370,451
Nedcor Ltd.	900,000	11,083,744
TOTAL SOUTH AFRICA		48,424,638
Spain - 4.3%
Actividades de Construccion y Servicios SA (ACS)	4,329,637	106,179,075
Altadis SA (Spain)	2,976,473	126,763,418
Antena 3 Television SA	2,513,972	50,641,631
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	7,349,100	113,764,068
Banco Popular Espanol SA (Reg.)	1,000,000	62,771,525
Banco Santander Central Hispano SA ADR	4,032,100	46,772,360
Compania de Distribucion Integral Logista SA	647,820	32,834,810
Fomento Construcciones y Contratas SA (FOCSA)	538,613	29,224,619
Gestevision Telecinco SA (d)	3,000,000	68,892,724
Grupo Ferrovial SA	1,046,703	59,921,811
Iberdrola SA	500,000	13,106,642
Inditex SA	3,436,931	102,555,333
Prosegur Comp Securidad SA (Reg.)	1,277,771	28,230,430
Red Electrica de Espana SA	250,000	6,091,957

	Shares	Value (Note 1)
Repsol YPF SA sponsored ADR	3,000,000	$ 75,870,000
Telefonica SA sponsored ADR	3,371,100	171,926,100
TOTAL SPAIN		1,095,546,503
Sweden - 1.4%
Assa Abloy AB (B Shares) (d)	1,400,000	18,216,801
Atlas Copco AB (A Shares)	250,000	11,403,180
Gambro AB (A Shares)	3,158,000	42,878,503
Hennes & Mauritz AB (H&M) (B Shares) (d)	2,781,450	96,578,179
Skandia Foersaekrings AB	11,000,000	52,118,721
Skandinaviska Enskilda Banken AB (A Shares)	2,022,000	35,890,634
SKF AB (B Shares) (d)	1,550,000	65,547,955
Telefonaktiebolaget LM Ericsson (B Shares) ADR (a)	875,000	25,768,750
TOTAL SWEDEN		348,402,723
Switzerland - 10.5%
ABB Ltd. (Reg.) (a)	31,693,208	197,586,847
Actelion Ltd. (Reg.) (a)	523,411	56,375,252
Alcon, Inc.	700,000	67,900,000
Compagnie Financiere Richemont unit	2,980,011	89,242,057
Credit Suisse Group sponsored ADR	4,096,800	172,557,216
INFICON Holding AG (a)(e)	147,886	13,055,058
Logitech International SA (Reg.) (a)(d)	400,000	23,112,747
Nestle SA (Reg.) (d)	1,113,330	294,376,893
Nobel Biocare Holding AG (Switzerland) (d)	707,443	152,393,731
Novartis AG sponsored ADR	8,414,499	410,038,536
Phonak Holding AG	1,000,000	35,057,712
Roche Holding AG (participation certificate)	4,500,000	545,886,581
Schindler Holding AG (Reg.)	128,116	47,241,436
Societe Generale de Surveillance Holding SA (SGS) (Reg.) (d)	153,300	104,249,385
Swiss Life Holding (a)	217,662	30,100,018
Syngenta AG sponsored ADR	2,018,700	41,847,651
Tecan Group AG (d)(e)	782,332	23,131,011
The Swatch Group AG (Reg.)	2,764,100	72,735,641
UBS AG (NY Shares)	3,508,753	281,752,866
TOTAL SWITZERLAND		2,658,640,638
Taiwan - 0.4%
Cheng Shin Rubber Industry Co. Ltd.	2,000,000	2,259,923
MediaTek, Inc.	2,000,000	15,140,845
Novatek Microelectronics Corp.	413,000	1,844,222
Taishin Financial Holdings Co. Ltd.	22,697,288	20,306,952
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,000,000	43,050,000
United Microelectronics Corp. sponsored ADR	5,115,028	16,623,841
TOTAL TAIWAN		99,225,783
Common Stocks - continued
	Shares	Value (Note 1)
Thailand - 0.0%
Thai Oil PCL (For. Reg.)	3,959,500	$ 6,474,528
Turkey - 0.1%
Petrol Ofisi AS	7,359,150	19,567,988
United Kingdom - 18.4%
Amdocs Ltd. (a)	2,258,300	60,319,193
AMEC PLC	2,000,000	12,445,022
AstraZeneca PLC sponsored ADR	2,700,000	118,665,000
BAE Systems PLC	33,000,000	162,271,721
BG Group PLC	6,000,000	46,842,215
Big Yellow Group PLC (e)	6,703,627	25,053,864
BOC Group PLC	307,742	5,750,713
BP PLC sponsored ADR	6,777,900	412,774,110
British American Tobacco PLC sponsored ADR	4,473,800	168,483,308
British Land Co. PLC	1,895,495	29,870,267
Cadbury Schweppes PLC sponsored ADR	4,000,000	162,600,000
Capita Group PLC	20,000,000	144,967,169
Carnival PLC ADR (d)	1,992,300	103,101,525
Daily Mail & General Trust PLC Class A	2,766,430	35,547,468
Enterprise Inns PLC	6,932,132	97,288,057
GlaxoSmithKline PLC sponsored ADR	2,000,000	101,100,000
Group 4 Securicor PLC (Denmark) (a)	12,816,124	31,988,262
Hilton Group PLC	19,033,453	100,285,482
HSBC Holdings PLC sponsored ADR (d)	3,200,000	256,160,000
Imperial Tobacco Group PLC	1,000,000	28,515,630
Inchcape PLC	1,358,940	46,364,117
Intertek Group PLC	4,933,747	72,140,941
ITV PLC	29,640,346	69,092,641
Kesa Electricals PLC	7,320,074	37,334,866
Maiden Group PLC	1,585,000	6,900,823
Matalan PLC	2,000,000	7,282,072
Meggitt PLC	9,160,800	45,443,711
National Grid Transco PLC	10,108,837	100,244,534
Next PLC	3,000,000	85,419,857
Provident Financial PLC	4,523,707	58,040,594
Punch Taverns Ltd.	2,894,500	35,297,213
Rank Group PLC	7,445,473	37,221,409
Reckitt Benckiser PLC	5,873,762	191,573,951
Reuters Group PLC sponsored ADR	789,800	34,790,690
Rio Tinto PLC (Reg.)	1,792,061	54,030,639
Royal Bank of Scotland Group PLC	7,850,000	238,033,201
Serco Group PLC	11,783,976	54,086,379
Signet Group PLC	26,900,800	52,341,929
SMG PLC	6,338,443	11,661,358
Smith & Nephew PLC	9,000,000	92,537,999
Sportingbet PLC (a)	5,000,000	27,452,255
Standard Chartered PLC (United Kingdom)	7,740,949	140,179,728
Taylor Nelson Sofres PLC	5,062,020	21,356,551

	Shares	Value (Note 1)
Tesco PLC	40,797,158	$ 242,071,566
Vodafone Group PLC sponsored ADR	18,000,000	470,520,000
VT Group PLC	2,172,799	12,850,531
William Hill PLC	4,671,790	48,465,441
Wolseley PLC	200,000	3,997,910
WPP Group PLC	8,100,000	87,658,199
Xstrata PLC	5,000,000	86,883,977
Yell Group PLC	9,132,830	70,596,565
TOTAL UNITED KINGDOM		4,645,900,653
United States of America - 4.0%
AES Corp. (a)	4,500,000	72,360,000
Corning, Inc. (a)	3,325,000	45,718,750
Covance, Inc. (a)	761,000	34,732,040
Evergreen Solar, Inc. (a)	600,000	3,279,000
Freeport-McMoRan Copper & Gold, Inc. Class B	2,135,600	74,019,896
Halliburton Co.	1,600,000	66,544,000
Harte-Hanks, Inc.	200,000	5,700,000
Mettler-Toledo International, Inc. (a)	1,003,900	46,028,815
Newmont Mining Corp.	1,730,380	65,702,529
News Corp. Class A	5,000,000	76,400,000
NTL, Inc. (a)	1,000,000	63,980,000
Pfizer, Inc.	3,600,000	97,812,000
Phelps Dodge Corp.	745,400	63,992,590
Rockwell Automation, Inc.	660,000	30,511,800
Shaw Group, Inc. (a)	1,397,900	25,260,053
Synthes, Inc.	1,147,494	130,766,904
Telewest Global, Inc. (a)	6,177,222	114,525,696
TOTAL UNITED STATES OF AMERICA		1,017,334,073
TOTAL COMMON STOCKS (Cost $19,011,237,203)		23,827,216,995
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
MetroPhotonics, Inc. Series 2 (g)	198,000	2
Nonconvertible Preferred Stocks - 0.5%
Germany - 0.3%
Fresenius AG	149,072	17,531,223
Porsche AG (non-vtg.)	72,573	47,279,296
TOTAL GERMANY		64,810,519
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
Italy - 0.2%
Banca Intesa Spa (Risp)	8,760,500	$ 38,026,899
UNIPOL Assicurazioni Spa	2,947,700	10,416,170
TOTAL ITALY		48,443,069
TOTAL NONCONVERTIBLE PREFERRED STOCKS		113,253,588
TOTAL PREFERRED STOCKS (Cost $99,177,800)		113,253,590
Money Market Funds - 10.5%

Fidelity Cash Central Fund, 2.84% (b)	1,337,797,167	1,337,797,167
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	1,308,877,008	1,308,877,008
TOTAL MONEY MARKET FUNDS (Cost $2,646,674,175)		2,646,674,175
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $21,757,089,178)		26,587,144,760
NET OTHER ASSETS - (5.2)%		(1,305,675,893)
NET ASSETS - 100%		$ 25,281,468,867
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $24,223,340 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,504,502 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ITF Optical Technologies, Inc. Series A	10/11/00	$ 1,999,935
MetroPhotonics, Inc. Series 2	9/29/00	$ 1,980,000
OZ Optics Ltd. unit	8/18/00	$ 1,505,520

Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Apex Silver Mines Ltd.	$ 35,081,200	$ 14,044,252	$ -	$ -	$ 35,069,760
Big Yellow Group PLC	-	25,082,879	-	-	25,053,864
BYD Co. Ltd. (H Shares)	27,497,039	-	-	681,319	27,707,217
Clear Media Ltd.	26,325,687	-	-	-	24,534,393
INFICON Holding AG	9,662,513	-	-	-	13,055,058
Tecan Group AG	15,117,843	3,009,544	-	250,958	23,131,011
Total	$ 113,684,282	$ 42,136,675	$ -	$ 932,277	$ 148,551,303
Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $179,438,207 all of which will expire on October 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Diversified International

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Audited)

Assets
Investment in securities, at value (including securities loaned of $1,252,440,603) (cost $21,757,089,178) - See accompanying schedule		$ 26,587,144,760
Cash		1,228,858
Foreign currency held at value (cost $33,054,537)		33,459,925
Receivable for investments sold		93,239,727
Receivable for fund shares sold		58,217,314
Dividends receivable		104,045,129
Interest receivable		2,510,450
Prepaid expenses		55,620
Other affiliated receivables		19,032
Other receivables		6,081,917
Total assets		26,886,002,732

Liabilities
Payable for investments purchased	$ 181,897,523
Payable for fund shares redeemed	79,742,992
Accrued management fee	17,058,750
Other affiliated payables	5,406,706
Other payables and accrued expenses	11,550,886
Collateral on securities loaned, at value	1,308,877,008
Total liabilities		1,604,533,865

Net Assets		$ 25,281,468,867
Net Assets consist of:
Paid in capital		$ 20,164,093,768
Undistributed net investment income		107,034,134
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		189,022,846
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,821,318,119
Net Assets, for 899,683,694 shares outstanding		$ 25,281,468,867
Net Asset Value, offering price and redemption price per share ($25,281,468,867 ÷ 899,683,694 shares)		$ 28.10

Statement of Operations

	Six months ended April 30, 2005 (Audited)

Investment Income
Dividends (including $932,277 received from affiliated issuers)		$ 280,540,919
Interest		11,153,942
Security lending		8,494,304
		300,189,165
Less foreign taxes withheld		(31,396,453)
Total income		268,792,712

Expenses
Management fee Basic fee	$ 85,710,331
Performance adjustment	11,480,151
Transfer agent fees	29,170,157
Accounting and security lending fees	1,175,348
Independent trustees' compensation	55,791
Appreciation in deferred trustee compensation account	10,541
Custodian fees and expenses	3,012,812
Registration fees	729,091
Audit	126,564
Legal	24,938
Miscellaneous	103,184
Total expenses before reductions	131,598,908
Expense reductions	(3,853,288)	127,745,620
Net investment income (loss)		141,047,092
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	449,642,641
Foreign currency transactions	2,096,083
Total net realized gain (loss)		451,738,724
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $3,123,513)	1,107,196,300
Assets and liabilities in foreign currencies	(740,106)
Total change in net unrealized appreciation (depreciation)		1,106,456,194
Net gain (loss)		1,558,194,918
Net increase (decrease) in net assets resulting from operations		$ 1,699,242,010

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets (Audited)

	Six months ended April 30, 2005	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 141,047,092	$ 106,665,095
Net realized gain (loss)	451,738,724	680,780,914
Change in net unrealized appreciation (depreciation)	1,106,456,194	1,619,684,046
Net increase (decrease) in net assets resulting from operations	1,699,242,010	2,407,130,055
Distributions to shareholders from net investment income	(119,489,432)	(162,070,361)
Distributions to shareholders from net realized gain	(47,795,646)	-
Total distributions	(167,285,078)	(162,070,361)
Share transactions Proceeds from sales of shares	5,814,621,169	9,058,506,235
Reinvestment of distributions	158,992,887	153,854,160
Cost of shares redeemed	(2,126,736,229)	(3,099,431,189)
Net increase (decrease) in net assets resulting from share transactions	3,846,877,827	6,112,929,206
Redemption fees	571,088	1,687,773
Total increase (decrease) in net assets	5,379,405,847	8,359,676,673

Net Assets
Beginning of period	19,902,063,020	11,542,386,347
End of period (including undistributed net investment income of $107,034,134 and undistributed net investment income of $85,476,474, respectively)	$ 25,281,468,867	$ 19,902,063,020
Other Information Shares
Sold	205,926,144	366,041,656
Issued in reinvestment of distributions	5,838,887	6,640,238
Redeemed	(75,331,620)	(125,764,850)
Net increase (decrease)	136,433,411	246,917,044

Financial Highlights (Audited)

	Six months ended April 30,	Years ended October 31,
	2005	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 26.08	$ 22.35	$ 16.90	$ 18.06	$ 22.98	$ 21.34
Income from Investment Operations
Net investment income (loss) D	.17	.16	.18	.14	.22	.39 E
Net realized and unrealized gain (loss)	2.06	3.87	5.40	(1.29)	(3.78)	2.20
Total from investment operations	2.23	4.03	5.58	(1.15)	(3.56)	2.59
Distributions from net investment income	(.15)	(.30)	(.13)	(.01)	(.55)	(.25)
Distributions from net realized gain	(.06)	-	-	-	(.81)	(.70)
Total distributions	(.21)	(.30)	(.13)	(.01)	(1.36)	(.95)
Redemption fees added to paid in capital D	- G	- G	- G	- G	- G	- G
Net asset value, end of period	$ 28.10	$ 26.08	$ 22.35	$ 16.90	$ 18.06	$ 22.98
Total Return B, C	8.58%	18.20%	33.26%	(6.37)%	(16.45)%	12.20%
Ratios to Average Net Assets F
Expenses before expense reductions	1.11% A	1.15%	1.24%	1.22%	1.21%	1.14%
Expenses net of voluntary waivers, if any	1.11% A	1.15%	1.24%	1.22%	1.21%	1.14%
Expenses net of all reductions	1.08% A	1.12%	1.22%	1.19%	1.16%	1.12%
Net investment income (loss)	1.19% A	.66%	.96%	.77%	1.08%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,281,469	$ 19,902,063	$ 11,542,386	$ 6,735,472	$ 5,843,745	$ 6,287,669
Portfolio turnover rate	36% A	55%	51%	55%	86%	94%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.19 per share. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Aggressive International

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2005
Switzerland	14.7%
Japan	14.6%
United Kingdom	11.2%
France	10.8%
United States of America	7.2%
Netherlands	6.8%
India	4.0%
Taiwan	3.8%
Denmark	3.2%
Other	23.7%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2004
Switzerland	15.1%
United Kingdom	14.5%
Japan	12.7%
France	11.9%
United States of America	9.0%
Germany	6.1%
Netherlands	5.4%
Canada	4.3%
Hong Kong	3.6%
Other	17.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	94.8	91.9
Short-Term Investments and Net Other Assets	5.2	8.1
Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
UBS AG (Reg.) (Switzerland, Capital Markets)	3.8	2.7
ASML Holding NV (NY Shares) (Netherlands, Semiconductors & Semiconductor Equipment)	3.5	2.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.4	3.0
Sumitomo Mitsui Financial Group, Inc. (Japan, Commercial Banks)	2.9	1.4
State Bank of India (India, Commercial Banks)	2.8	1.9
Credit Suisse Group (Reg.) (Switzerland, Capital Markets)	2.8	0.0
Total SA Series B (France, Oil & Gas)	2.6	2.1
BP PLC (United Kingdom, Oil & Gas)	2.6	1.1
Thomson SA (France, Household Durables)	2.4	0.0
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	2.2	0.0
	29.0
Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.6	16.8
Consumer Discretionary	14.3	17.6
Information Technology	10.6	12.9
Energy	10.4	9.3
Health Care	10.2	13.7
Industrials	8.1	5.3
Telecommunication Services	7.7	6.8
Materials	4.5	6.3
Consumer Staples	4.1	3.2
Utilities	1.3	0.0

Semiannual Report

Aggressive International

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value (Note 1)
Australia - 0.8%
CSL Ltd.	206,414	$ 5,094,215
Bermuda - 0.2%
GOME Electrical Appliances Holdings Ltd.	1,527,000	1,488,762
Brazil - 2.7%
Aracruz Celulose SA (PN-B) sponsored ADR	404,500	12,418,150
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	543,100	5,968,669
TOTAL BRAZIL		18,386,819
Canada - 2.5%
Canadian Natural Resources Ltd.	158,300	7,849,899
EnCana Corp.	142,790	9,139,195
TOTAL CANADA		16,989,094
China - 2.3%
Global Bio-Chem Technology Group Co. Ltd.	10,830,000	7,085,514
People's Food Holdings Ltd.	6,392,000	4,214,248
Weichai Power Co. Ltd. (H Shares)	1,164,000	4,031,712
TOTAL CHINA		15,331,474
Denmark - 3.2%
GN Store Nordic AS	915,200	9,624,340
Novo Nordisk AS Series B	227,250	11,562,197
TOTAL DENMARK		21,186,537
France - 10.8%
Groupe Danone	83,500	7,856,708
Pernod-Ricard	51,300	7,833,769
Renault SA	83,200	6,995,893
Societe Generale Series A	90,299	9,024,535
Technip-Coflexip SA (d)	43,000	7,348,687
Thomson SA	654,800	16,168,801
Total SA Series B	79,493	17,633,137
TOTAL FRANCE		72,861,530
Germany - 2.6%
Allianz AG (Reg.)	76,800	9,216,000
Deutsche Telekom AG (Reg.) (d)	452,167	8,496,218
Linde AG	1,000	65,856
TOTAL GERMANY		17,778,074
Greece - 1.3%
Public Power Corp. of Greece	329,400	8,790,762
Hong Kong - 2.2%
Li & Fung Ltd.	3,094,000	5,913,973
Solomon Systech Ltd.	5,908,000	1,932,651
Techtronic Industries Co. Ltd.	3,133,500	6,974,321
TOTAL HONG KONG		14,820,945

	Shares	Value (Note 1)
India - 4.0%
Bank of Baroda	698,162	$ 2,798,274
State Bank of India	1,291,315	18,992,112
Tata Motors Ltd.	514,713	4,900,618
Zee Telefilms Ltd.	98,800	298,470
TOTAL INDIA		26,989,474
Ireland - 1.0%
Ryanair Holdings PLC sponsored ADR (a)	160,200	6,432,030
Italy - 2.4%
Banca Intesa Spa	1,077,800	5,164,483
ENI Spa	425,900	10,686,683
TOTAL ITALY		15,851,166
Japan - 14.6%
Credit Saison Co. Ltd.	172,100	5,892,599
Don Quijote Co. Ltd. (d)	90,000	5,493,562
Honda Motor Co. Ltd.	189,800	9,148,360
Hoya Corp.	108,200	11,320,495
JAFCO Co. Ltd. (d)	59,700	3,439,084
Matsui Securities Co. Ltd. (d)	296,600	4,031,044
Matsui Securities Co. Ltd. New (d)(e)	240,600	3,247,010
Mitsui Trust Holdings, Inc.	730,000	7,254,745
Nomura Holdings, Inc.	720,100	9,188,476
Sega Sammy Holdings, Inc. (a)	88,400	5,201,984
Softbank Corp.	183,500	7,385,503
Sony Corp. sponsored ADR	187,100	6,868,441
Sumitomo Mitsui Financial Group, Inc.	3,001	19,405,607
TOTAL JAPAN		97,876,910
Mexico - 0.8%
Grupo Mexico SA de CV Series B (a)	1,165,598	5,446,493
Netherlands - 6.8%
ASML Holding NV (NY Shares) (a)	1,634,000	23,676,660
ING Groep NV (Certificaten Van Aandelen)	381,000	10,443,210
QIAGEN NV (a)(d)	873,040	11,349,520
TOTAL NETHERLANDS		45,469,390
Norway - 0.8%
DnB NOR ASA	573,200	5,501,064
Philippines - 1.3%
Philippine Long Distance Telephone Co.	355,510	9,073,494
Russia - 1.0%
Mobile TeleSystems OJSC sponsored ADR	190,800	6,410,880
South Africa - 0.6%
JD Group Ltd.	371,573	3,813,352
Spain - 1.2%
Telefonica SA	495,200	8,418,400
Switzerland - 14.7%
ABB Ltd. (Reg.) (a)	2,317,299	14,446,875
Credit Suisse Group (Reg.) (d)	449,067	18,914,702
Common Stocks - continued
	Shares	Value (Note 1)
Switzerland - continued
Novartis AG (Reg.)	81,984	$ 3,995,080
Phonak Holding AG	99,431	3,485,823
Roche Holding AG (participation certificate)	186,589	22,634,763
The Swatch Group AG (Reg.)	383,216	10,084,100
UBS AG (Reg.) (d)	316,880	25,445,463
TOTAL SWITZERLAND		99,006,806
Taiwan - 3.8%
Optimax Technology Corp.	3,849,000	11,125,631
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,702,800	14,661,108
TOTAL TAIWAN		25,786,739
United Kingdom - 11.2%
BAE Systems PLC	2,462,600	12,109,404
BHP Billiton PLC	565,900	6,966,325
BP PLC	1,723,200	17,490,480
British Airways PLC (a)	1,874,300	8,571,174
Carnival PLC	97,100	5,013,225
Invensys PLC (a)	17,190,700	4,222,473
Reuters Group PLC	885,500	6,533,569
Vodafone Group PLC	5,456,387	14,262,995
TOTAL UNITED KINGDOM		75,169,645
United States of America - 2.0%
NTL, Inc. (a)	116,205	7,434,796
Telewest Global, Inc. (a)	308,800	5,725,152
TOTAL UNITED STATES OF AMERICA		13,159,948
TOTAL COMMON STOCKS (Cost $593,460,295)		637,134,003
Money Market Funds - 16.3%

Fidelity Cash Central Fund, 2.84% (b)	33,802,634	33,802,634
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	75,531,695	75,531,695
TOTAL MONEY MARKET FUNDS (Cost $109,334,329)		109,334,329
TOTAL INVESTMENT PORTFOLIO - 111.1% (Cost $702,794,624)		746,468,332
NET OTHER ASSETS - (11.1)%		(74,496,864)
NET ASSETS - 100%		$ 671,971,468
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $46,349,544 of which $25,876,315 and $20,473,229 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Aggressive International

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $72,169,164) (cost $702,794,624) - See accompanying schedule		$ 746,468,332
Foreign currency held at value (cost $38,113)		38,333
Receivable for investments sold		10,722,378
Receivable for fund shares sold		897,693
Dividends receivable		2,229,485
Interest receivable		104,911
Prepaid expenses		2,032
Other receivables		293,828
Total assets		760,756,992

Liabilities
Payable for investments purchased Regular delivery	$ 11,466,563
Delayed delivery	331,035
Payable for fund shares redeemed	875,374
Accrued management fee	327,928
Other affiliated payables	179,681
Other payables and accrued expenses	73,248
Collateral on securities loaned, at value	75,531,695
Total liabilities		88,785,524

Net Assets		$ 671,971,468
Net Assets consist of:
Paid in capital		$ 616,343,508
Undistributed net investment income		2,125,583
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,810,368
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		43,692,009
Net Assets, for 42,139,482 shares outstanding		$ 671,971,468
Net Asset Value, offering price and redemption price per share ($671,971,468 ÷ 42,139,482 shares)		$ 15.95

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 5,826,968
Interest		470,808
Security lending		294,349
		6,592,125
Less foreign taxes withheld		(662,278)
Total income		5,929,847

Expenses
Management fee Basic fee	$ 2,531,659
Performance adjustment	(388,924)
Transfer agent fees	929,021
Accounting and security lending fees	167,778
Independent trustees' compensation	1,759
Custodian fees and expenses	154,373
Registration fees	20,826
Audit	39,589
Legal	982
Miscellaneous	3,730
Total expenses before reductions	3,460,793
Expense reductions	(200,193)	3,260,600
Net investment income (loss)		2,669,247
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	56,184,829
Foreign currency transactions	(22,221)
Total net realized gain (loss)		56,162,608
Change in net unrealized appreciation (depreciation) on: Investment securities	(21,278,588)
Assets and liabilities in foreign currencies	(21,701)
Total change in net unrealized appreciation (depreciation)		(21,300,289)
Net gain (loss)		34,862,319
Net increase (decrease) in net assets resulting from operations		$ 37,531,566

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Aggressive International
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,669,247	$ 1,806,113
Net realized gain (loss)	56,162,608	38,196,116
Change in net unrealized appreciation (depreciation)	(21,300,289)	(10,890,917)
Net increase (decrease) in net assets resulting from operations	37,531,566	29,111,312
Distributions to shareholders from net investment income	(2,242,652)	(3,891,060)
Share transactions Proceeds from sales of shares	138,113,159	403,776,314
Reinvestment of distributions	2,093,978	3,653,262
Cost of shares redeemed	(224,700,931)	(266,445,863)
Net increase (decrease) in net assets resulting from share transactions	(84,493,794)	140,983,713
Redemption fees	32,709	86,557
Total increase (decrease) in net assets	(49,172,171)	166,290,522

Net Assets
Beginning of period	721,143,639	554,853,117
End of period (including undistributed net investment income of $2,125,583 and undistributed net investment income of $1,698,988, respectively)	$ 671,971,468	$ 721,143,639
Other Information Shares
Sold	8,456,974	26,581,892
Issued in reinvestment of distributions	132,029	252,472
Redeemed	(13,871,204)	(18,045,512)
Net increase (decrease)	(5,282,201)	8,788,852

Financial Highlights

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.21	$ 14.36	$ 10.78	$ 10.78	$ 15.08	$ 16.68
Income from Investment Operations
Net investment income (loss) D	.06	.04	.06	.02	.04	.02
Net realized and unrealized gain (loss)	.73	.91	3.53	.04	(3.63)	(.65)
Total from investment operations	.79	.95	3.59	.06	(3.59)	(.63)
Distributions from net investment income	(.05)	(.10)	(.01)	(.06)	(.02)	(.08)
Distributions from net realized gain	-	-	-	-	(.70)	(.90)
Total distributions	(.05)	(.10)	(.01)	(.06)	(.72)	(.98)
Redemption fees added to paid in capital D	- F	- F	- F	- F	.01	.01
Net asset value, end of period	$ 15.95	$ 15.21	$ 14.36	$ 10.78	$ 10.78	$ 15.08
Total Return B, C	5.20%	6.65%	33.33%	.50%	(24.71)%	(4.66)%
Ratios to Average Net Assets E
Expenses before expense reductions	.99% A	1.24%	1.23%	1.54%	1.16%	1.21%
Expenses net of voluntary waivers, if any	.99% A	1.24%	1.23%	1.54%	1.16%	1.21%
Expenses net of all reductions	.93% A	1.16%	1.16%	1.40%	1.02%	1.16%
Net investment income (loss)	.76% A	.27%	.50%	.13%	.35%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 671,971	$ 721,144	$ 554,853	$ 298,478	$ 203,107	$ 459,222
Portfolio turnover rate	137% A	161%	212%	188%	242%	344%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Overseas

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2005
Japan	20.2%
United Kingdom	12.1%
France	11.4%
Switzerland	10.8%
Germany	8.5%
Netherlands	6.3%
Taiwan	6.3%
Korea (South)	4.3%
Finland	3.6%
Other	16.5%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2004
Japan	17.4%
United Kingdom	16.4%
Germany	11.8%
France	9.4%
United States of America	7.9%
Switzerland	6.5%
Netherlands	5.5%
Korea (South)	3.4%
Canada	3.4%
Other	18.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.7	93.2
Bonds	0.0	0.6
Short-Term Investments and Net Other Assets	1.3	6.2
Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Total SA Series B (France, Oil & Gas)	4.5	2.3
Allianz AG (Reg.) (Germany, Insurance)	4.0	1.7
Nokia Corp. (Finland, Communications Equipment)	3.6	0.5
ASML Holding NV (Netherlands, Semiconductors & Semiconductor Equipment)	3.3	2.1
BP PLC (United Kingdom, Oil & Gas)	2.7	1.4
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.6	4.1
United Microelectronics Corp. (Taiwan, Semiconductors & Semiconductor Equipment)	2.5	1.1
Credit Suisse Group (Reg.) (Switzerland, Capital Markets)	2.5	1.0
UBS AG (Reg.) (Switzerland, Capital Markets)	2.0	1.5
Sumitomo Mitsui Financial Group, Inc. (Japan, Commercial Banks)	1.9	1.7
	29.6
Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.3	24.2
Information Technology	25.1	16.7
Consumer Discretionary	10.0	10.1
Energy	9.7	7.4
Health Care	7.3	8.5
Telecommunication Services	6.1	12.9
Materials	5.1	5.6
Consumer Staples	3.7	4.2
Industrials	2.9	2.9
Utilities	0.5	0.7

Semiannual Report

Overseas

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (Note 1)
Belgium - 0.4%
Fortis	620,700	$ 17,311,194
Brazil - 0.3%
Aracruz Celulose SA (PN-B) sponsored ADR	432,800	13,286,960
Canada - 2.2%
Alcan, Inc.	456,300	14,794,803
EnCana Corp.	567,400	36,316,125
Inmet Mining Corp. (a)	494,700	6,309,799
Research In Motion Ltd. (a)	296,900	19,116,174
Talisman Energy, Inc.	680,900	20,545,773
TOTAL CANADA		97,082,674
China - 0.2%
Global Bio-Chem Technology Group Co. Ltd.	13,324,000	8,717,211
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	1,054,250	46,659
People's Food Holdings Ltd.	3,432,000	2,262,719
TOTAL CHINA		11,026,589
Denmark - 0.4%
Novo Nordisk AS Series B	387,080	19,694,148
Finland - 3.6%
Nokia Corp.	10,102,710	161,441,305
France - 11.4%
Accor SA	645,706	29,681,472
Alcatel SA sponsored ADR (a)(d)	2,783,700	29,952,612
AXA SA (d)	1,370,760	33,885,187
BNP Paribas SA	365,898	24,204,347
Dassault Systemes SA	227,047	10,693,491
France Telecom SA	597,483	17,482,353
L'Oreal SA	159,616	11,533,650
Lagardere S.C.A. (Reg.)	289,400	21,024,510
Pernod-Ricard	139,900	21,363,437
Sanofi-Aventis sponsored ADR	999,600	44,352,252
Thomson SA	946,200	23,364,263
Total SA Series B	892,469	197,967,470
Vivendi Universal SA sponsored ADR (d)	1,356,600	40,223,190
TOTAL FRANCE		505,728,234
Germany - 8.5%
Allianz AG (Reg.) (d)	1,486,200	178,344,000
BASF AG (d)	576,278	37,400,442
Deutsche Boerse AG	236,096	17,919,134
Deutsche Telekom AG sponsored ADR	2,899,000	54,472,210
E.ON AG (d)	234,591	19,916,776
Epcos AG (a)	1,005,500	11,473,400
Infineon Technologies AG sponsored ADR (a)(d)	3,305,400	27,765,360
SAP AG sponsored ADR	722,300	28,480,289
TOTAL GERMANY		375,771,611

	Shares	Value (Note 1)
Hong Kong - 2.1%
ASM Pacific Technology Ltd.	3,380,000	$ 13,745,125
Esprit Holdings Ltd.	1,671,500	12,436,756
Hong Kong Exchanges & Clearing Ltd.	4,078,000	9,939,706
Hutchison Whampoa Ltd.	917,300	8,178,411
Techtronic Industries Co. Ltd.	12,624,000	28,097,598
Television Broadcasts Ltd.	2,527,000	12,707,615
Wharf Holdings Ltd.	3,014,000	10,033,521
TOTAL HONG KONG		95,138,732
India - 2.5%
Cipla Ltd.	2,284,618	13,892,876
Housing Development Finance Corp. Ltd.	2,136,540	35,971,403
Infosys Technologies Ltd.	616,471	26,782,350
Reliance Industries Ltd.	745,900	9,069,134
Satyam Computer Services Ltd.	2,117,352	19,489,096
State Bank of India	363,400	5,344,733
TOTAL INDIA		110,549,592
Ireland - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	235,300	9,447,295
Italy - 1.2%
Banca Intesa Spa	2,020,700	9,682,567
ENI Spa	1,729,942	43,407,705
TOTAL ITALY		53,090,272
Japan - 20.2%
Advantest Corp.	435,700	30,750,404
Aeon Co. Ltd.	1,824,800	28,368,373
Bridgestone Corp.	269,000	5,169,623
Canon, Inc.	427,300	22,236,691
Daiwa Securities Group, Inc.	7,018,000	44,510,918
Fast Retailing Co. Ltd.	252,000	14,925,321
Honda Motor Co. Ltd.	512,100	24,683,219
Ito Yokado Ltd.	639,900	22,153,905
JAFCO Co. Ltd.	478,000	27,535,716
Matsui Securities Co. Ltd. (d)	142,000	1,929,900
Matsui Securities Co. Ltd. New (d)	284,000	3,832,713
Millea Holdings, Inc.	702	9,574,249
Mitsui & Co. Ltd.	1,368,000	13,008,068
Mizuho Financial Group, Inc.	11,975	56,305,911
Murata Manufacturing Co. Ltd.	546,700	27,217,681
Nikko Cordial Corp.	15,790,000	73,792,081
Nitto Denko Corp.	518,300	28,324,834
Nomura Holdings, Inc.	6,019,200	76,804,989
Oracle Corp. Japan (d)	193,200	8,439,256
ORIX Corp.	178,800	24,368,640
Ricoh Co. Ltd.	1,469,000	23,453,561
Rohm Co. Ltd.	265,500	25,043,347
Softbank Corp.	355,000	14,288,030
Sompo Japan Insurance, Inc.	1,480,000	14,383,595
Sumitomo Mitsui Financial Group, Inc.	13,093	84,664,317
T&D Holdings, Inc.	207,700	10,261,192
TDK Corp.	267,000	18,691,272
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Tokyo Electron Ltd.	1,259,100	$ 65,086,521
Toyota Motor Corp.	1,393,000	50,642,513
USS Co. Ltd.	67,830	5,388,878
Yahoo! Japan Corp.	11,648	26,106,627
Yahoo! Japan Corp. New	5,567	12,530,395
TOTAL JAPAN		894,472,740
Korea (South) - 4.3%
Honam Petrochemical Corp.	353,860	15,810,306
Hyundai Motor Co.	221,756	11,987,407
Kookmin Bank	993,690	41,856,345
LG Electronics, Inc.	908,330	60,579,600
Samsung Electro-Mechanics Co. Ltd.	368,790	8,451,357
Samsung Electronics Co. Ltd.	42,480	19,256,796
Shinhan Financial Group Co. Ltd.	832,082	21,488,419
Shinsegae Co. Ltd.	34,000	10,843,441
TOTAL KOREA (SOUTH)		190,273,671
Netherlands - 6.3%
Aegon NV	2,724,400	34,167,542
ASML Holding NV (a)(d)	10,166,305	147,309,759
EADS NV	698,800	19,943,473
ING Groep NV (Certificaten Van Aandelen)	1,817,164	49,808,465
VNU NV	1,056,239	29,870,098
TOTAL NETHERLANDS		281,099,337
Philippines - 0.3%
Philippine Long Distance Telephone Co. sponsored ADR	488,200	12,580,914
Singapore - 0.7%
STATS ChipPAC Ltd. (a)	41,251,000	25,182,223
United Test & Assembly Center Ltd. (a)	11,705,000	4,072,920
TOTAL SINGAPORE		29,255,143
Spain - 2.2%
Banco Bilbao Vizcaya Argentaria SA	1,651,200	25,560,576
Banco Santander Central Hispano SA	2,332,016	27,051,385
Telefonica SA	2,790,310	47,435,270
TOTAL SPAIN		100,047,231
Sweden - 0.2%
Telefonaktiebolaget LM Ericsson (B Shares) ADR (a)(d)	331,700	9,768,565
Switzerland - 10.8%
ABB Ltd. (Reg.) (a)	5,631,961	35,111,669
Actelion Ltd. (Reg.) (a)	166,745	17,959,675
Compagnie Financiere Richemont unit	602,090	18,030,722
Credit Suisse Group (Reg.) (d)	2,616,902	110,223,912
Nestle SA (Reg.)	136,122	35,992,178
Novartis AG (Reg.)	1,560,474	76,041,898

	Shares	Value (Note 1)
Phonak Holding AG	415,103	$ 14,552,561
Roche Holding AG (participation certificate)	643,196	78,024,904
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	8,699	5,915,626
UBS AG (Reg.) (d)	1,076,148	86,414,684
TOTAL SWITZERLAND		478,267,829
Taiwan - 6.3%
Acer, Inc.	13,749,000	22,533,572
Advanced Semiconductor Engineering, Inc.	32,893,000	21,900,589
Hon Hai Precision Industries Co. Ltd.	4,243,495	20,171,543
King Yuan Electronics Co. Ltd.	5,999,000	4,282,257
Siliconware Precision Industries Co. Ltd.	29,094,000	25,238,393
Sunplus Technology Co. Ltd.	8,944,000	11,953,009
Taiwan Semiconductor Manufacturing Co. Ltd.	25,886,000	43,005,230
United Microelectronics Corp.	162,067,560	95,455,924
United Microelectronics Corp. sponsored ADR (d)	5,544,400	18,019,300
Yageo Corp. (a)	52,150,000	15,942,141
TOTAL TAIWAN		278,501,958
United Kingdom - 12.1%
3i Group PLC	1,323,230	16,263,693
AstraZeneca PLC (United Kingdom)	959,000	42,148,050
BAE Systems PLC	2,089,200	10,273,275
BHP Billiton PLC	1,984,475	24,429,222
BP PLC	12,007,660	121,877,747
British Sky Broadcasting Group PLC (BSkyB)	1,241,700	12,917,355
HSBC Holdings PLC (United Kingdom) (Reg.)	2,871,937	45,979,711
ITV PLC	8,564,797	19,964,829
Man Group PLC	1,178,702	27,566,769
Reckitt Benckiser PLC	640,100	20,876,993
Rio Tinto PLC (Reg.)	1,534,638	46,269,336
Smiths Group PLC	645,500	10,644,694
Tesco PLC	1,558,435	9,247,036
Vodafone Group PLC	43,726,759	114,301,746
Xstrata PLC	751,600	13,060,399
TOTAL UNITED KINGDOM		535,820,855
United States of America - 2.3%
Freeport-McMoRan Copper & Gold, Inc. Class B	677,700	23,489,082
Honeywell International, Inc.	595,400	21,291,504
NTL, Inc. (a)	162,800	10,415,944
Synthes, Inc.	150,210	17,117,734
Telewest Global, Inc. (a)	1,503,482	27,874,556
TOTAL UNITED STATES OF AMERICA		100,188,820
TOTAL COMMON STOCKS (Cost $4,155,077,440)		4,379,845,669
Money Market Funds - 11.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.84% (b)	40,878,420	$ 40,878,420
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	468,682,038	468,682,038
TOTAL MONEY MARKET FUNDS (Cost $509,560,458)		509,560,458
TOTAL INVESTMENT PORTFOLIO - 110.2% (Cost $4,664,637,898)		4,889,406,127
NET OTHER ASSETS - (10.2)%		(453,843,846)
NET ASSETS - 100%		$ 4,435,562,281
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $385,218,646 of which $63,598,278 and $321,620,368 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Overseas

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $447,739,362) (cost $4,664,637,898) - See accompanying schedule		$ 4,889,406,127
Foreign currency held at value (cost $10,825,811)		10,777,082
Receivable for fund shares sold		7,369,845
Dividends receivable		15,047,696
Interest receivable		46,113
Prepaid expenses		12,299
Other affiliated receivables		20,800
Other receivables		1,678,036
Total assets		4,924,357,998

Liabilities
Payable to custodian bank	$ 203,807
Payable for investments purchased	5,621,166
Payable for fund shares redeemed	7,988,811
Accrued management fee	2,119,786
Other affiliated payables	1,244,978
Other payables and accrued expenses	2,935,131
Collateral on securities loaned, at value	468,682,038
Total liabilities		488,795,717

Net Assets		$ 4,435,562,281
Net Assets consist of:
Paid in capital		$ 4,381,635,882
Undistributed net investment income		22,251,114
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(190,815,138)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		222,490,423
Net Assets, for 131,908,743 shares outstanding		$ 4,435,562,281
Net Asset Value, offering price and redemption price per share ($4,435,562,281 ÷ 131,908,743 shares)		$ 33.63

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 50,542,574
Interest		1,258,376
Security lending		1,617,054
		53,418,004
Less foreign taxes withheld		(5,921,538)
Total income		47,496,466

Expenses
Management fee Basic fee	$ 16,459,745
Performance adjustment	(3,363,052)
Transfer agent fees	6,144,103
Accounting and security lending fees	753,647
Independent trustees' compensation	11,125
Appreciation in deferred trustee compensation account	7,685
Custodian fees and expenses	861,528
Registration fees	43,692
Audit	64,690
Legal	5,375
Interest	4,811
Miscellaneous	22,605
Total expenses before reductions	21,015,954
Expense reductions	(1,146,022)	19,869,932
Net investment income (loss)		27,626,534
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	242,513,357
Foreign currency transactions	1,648,965
Total net realized gain (loss)		244,162,322
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $670,621)	(52,291,121)
Assets and liabilities in foreign currencies	(142,419)
Total change in net unrealized appreciation (depreciation)		(52,433,540)
Net gain (loss)		191,728,782
Net increase (decrease) in net assets resulting from operations		$ 219,355,316

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Overseas
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,626,534	$ 22,336,646
Net realized gain (loss)	244,162,322	339,924,402
Change in net unrealized appreciation (depreciation)	(52,433,540)	48,284,538
Net increase (decrease) in net assets resulting from operations	219,355,316	410,545,586
Distributions to shareholders from net investment income	(24,791,510)	(36,930,253)
Distributions to shareholders from net realized gain	(14,353,048)	-
Total distributions	(39,144,558)	(36,930,253)
Share transactions Proceeds from sales of shares	584,254,509	1,084,706,957
Reinvestment of distributions	38,479,884	36,240,273
Cost of shares redeemed	(549,612,158)	(813,113,012)
Net increase (decrease) in net assets resulting from share transactions	73,122,235	307,834,218
Redemption fees	125,956	259,688
Total increase (decrease) in net assets	253,458,949	681,709,239

Net Assets
Beginning of period	4,182,103,332	3,500,394,093
End of period (including undistributed net investment income of $22,251,114 and undistributed net investment income of $19,416,090, respectively)	$ 4,435,562,281	$ 4,182,103,332
Other Information Shares
Sold	16,847,552	34,493,299
Issued in reinvestment of distributions	1,105,744	1,212,455
Redeemed	(15,865,191)	(25,819,606)
Net increase (decrease)	2,088,105	9,886,148

Financial Highlights

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 32.21	$ 29.19	$ 22.34	$ 25.98	$ 40.72	$ 42.84
Income from Investment Operations
Net investment income (loss) D	.21	.17 F	.18	.11	.20	.25 E
Net realized and unrealized gain (loss)	1.51	3.15	6.76	(3.75)	(9.96)	.71
Total from investment operations	1.72	3.32	6.94	(3.64)	(9.76)	.96
Distributions from net investment income	(.19)	(.30)	(.09)	-	(.86)	(.45)
Distributions from net realized gain	(.11)	-	-	-	(4.12)	(2.63)
Total distributions	(.30)	(.30)	(.09)	-	(4.98)	(3.08)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	- H
Net asset value, end of period	$ 33.63	$ 32.21	$ 29.19	$ 22.34	$ 25.98	$ 40.72
Total Return B, C	5.31%	11.45%	31.18%	(14.01)%	(27.21)%	1.78%
Ratios to Average Net Assets G
Expenses before expense reductions	.92% A	1.05%	1.04%	1.21%	1.18%	1.19%
Expenses net of voluntary waivers, if any	.92% A	1.05%	1.04%	1.21%	1.18%	1.19%
Expenses net of all reductions	.87% A	1.01%	1.00%	1.16%	1.12%	1.16%
Net investment income (loss)	1.21% A	.55% F	.75%	.42%	.63%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,435,562	$ 4,182,103	$ 3,500,394	$ 2,862,101	$ 3,392,740	$ 4,858,872
Portfolio turnover rate	71% A	79%	104%	72%	95%	132%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.08 per share. FNet Investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been .52%. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Worldwide

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2005
United States of America	48.1%
Japan	11.0%
France	6.0%
Switzerland	5.7%
United Kingdom	5.5%
Germany	4.6%
Taiwan	3.5%
Netherlands	3.4%
Korea (South)	2.7%
Other	9.5%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2004
United States of America	55.5%
Japan	7.8%
United Kingdom	6.9%
Germany	6.4%
France	4.2%
Netherlands	3.1%
Switzerland	2.4%
Korea (South)	2.0%
Brazil	1.9%
Other	9.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.6	97.0
Short-Term Investments and Net Other Assets	2.4	3.0
Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Allianz AG (Reg.) (Germany, Insurance)	2.5	0.9
General Electric Co. (United States of America, Industrial Conglomerates)	2.4	2.3
Total SA Series B (France, Oil & Gas)	2.2	0.6
Nokia Corp. sponsored ADR (Finland, Communications Equipment)	1.9	0.3
ASML Holding NV (NY Shares) (Netherlands, Semiconductors & Semiconductor Equipment)	1.9	1.1
Microsoft Corp. (United States of America, Software)	1.6	2.2
American International Group, Inc. (United States of America, Insurance)	1.4	1.9
United Microelectronics Corp. (Taiwan, Semiconductors & Semiconductor Equipment)	1.4	0.5
BP PLC (United Kingdom, Oil & Gas)	1.4	0.2
Honeywell International, Inc. (United States of America, Aerospace & Defense)	1.3	1.1
	18.0
Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.3	16.9
Financials	20.2	19.5
Health Care	11.9	11.3
Industrials	9.9	11.6
Energy	9.0	6.8
Consumer Discretionary	8.8	9.7
Consumer Staples	6.5	5.4
Materials	5.7	5.9
Telecommunication Services	3.7	8.6
Utilities	0.6	1.3

Semiannual Report

Worldwide

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (Note 1)
Belgium - 0.4%
Fortis	164,600	$ 4,590,660
Bermuda - 0.2%
ACE Ltd.	60,000	2,577,600
Brazil - 0.2%
Aracruz Celulose SA (PN-B) sponsored ADR	79,600	2,443,720
Canada - 1.5%
Alcan, Inc.	93,500	3,031,589
EnCana Corp.	84,100	5,382,774
Inmet Mining Corp. (a)	193,400	2,466,778
Research In Motion Ltd. (a)	71,100	4,577,838
Talisman Energy, Inc.	42,400	1,279,396
TOTAL CANADA		16,738,375
Cayman Islands - 0.1%
GlobalSantaFe Corp.	45,000	1,512,000
China - 0.3%
China Mengniu Dairy Co. Ltd.	100,000	66,066
Global Bio-Chem Technology Group Co. Ltd.	2,934,000	1,919,566
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	212,250	9,394
People's Food Holdings Ltd.	1,978,000	1,304,096
TOTAL CHINA		3,299,122
Denmark - 0.3%
Novo Nordisk AS Series B	68,300	3,475,019
Finland - 1.9%
Nokia Corp. sponsored ADR	1,354,200	21,640,116
France - 6.0%
Accor SA	95,528	4,391,181
Alcatel SA sponsored ADR (a)	458,700	4,935,612
AXA SA (d)	143,600	3,549,792
BNP Paribas SA	40,220	2,660,574
Dassault Systemes SA	29,258	1,377,997
L'Oreal SA	46,668	3,372,171
Lagardere S.C.A. (Reg.)	45,300	3,290,982
Pernod-Ricard	21,000	3,206,806
Sanofi-Aventis sponsored ADR	160,000	7,099,200
Thomson SA	116,800	2,884,111
Total SA Series B	111,724	24,782,618
Vivendi Universal SA sponsored ADR (d)	219,500	6,508,175
TOTAL FRANCE		68,059,219
Germany - 4.6%
Allianz AG (Reg.) (d)	231,800	27,815,996
BASF AG (d)	43,776	2,841,062
Deutsche Boerse AG	43,400	3,293,959
Deutsche Telekom AG sponsored ADR	327,100	6,146,209
E.ON AG (d)	23,100	1,961,190
Epcos AG (a)	120,000	1,369,277

	Shares	Value (Note 1)
Infineon Technologies AG sponsored ADR (a)	585,100	$ 4,914,840
SAP AG sponsored ADR	79,700	3,142,571
TOTAL GERMANY		51,485,104
Hong Kong - 1.0%
ASM Pacific Technology Ltd.	658,000	2,675,826
Esprit Holdings Ltd.	173,500	1,290,923
Hong Kong Exchanges & Clearing Ltd.	550,000	1,340,569
Techtronic Industries Co. Ltd.	740,000	1,647,039
Television Broadcasts Ltd.	491,000	2,469,109
Wharf Holdings Ltd.	457,000	1,521,340
TOTAL HONG KONG		10,944,806
India - 1.2%
Cipla Ltd.	334,416	2,033,600
Housing Development Finance Corp. Ltd.	203,053	3,418,659
Infosys Technologies Ltd.	80,789	3,509,848
Reliance Industries Ltd.	94,900	1,153,856
Satyam Computer Services Ltd.	233,115	2,145,699
State Bank of India	55,300	813,329
TOTAL INDIA		13,074,991
Ireland - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	45,700	1,834,855
Italy - 0.5%
Banca Intesa Spa	396,500	1,899,905
ENI Spa	156,351	3,923,159
TOTAL ITALY		5,823,064
Japan - 11.0%
Advantest Corp.	59,500	4,199,332
Aeon Co. Ltd.	329,900	5,128,631
Bridgestone Corp.	105,000	2,017,883
Canon, Inc.	43,600	2,268,944
Daiwa Securities Group, Inc.	948,000	6,012,589
Fast Retailing Co. Ltd.	23,000	1,362,232
Honda Motor Co. Ltd.	74,900	3,610,180
Ito Yokado Ltd.	141,000	4,881,545
JAFCO Co. Ltd.	36,200	2,085,341
Matsui Securities Co. Ltd. (d)	28,300	384,621
Matsui Securities Co. Ltd. New (d)	56,600	763,844
Millea Holdings, Inc.	140	1,909,394
Mitsui & Co. Ltd.	163,000	1,549,938
Mizuho Financial Group, Inc.	1,464	6,883,662
Murata Manufacturing Co. Ltd.	84,700	4,216,824
Nikko Cordial Corp.	2,473,000	11,557,176
Nitto Denko Corp.	97,800	5,344,721
Nomura Holdings, Inc.	789,000	10,067,640
Oracle Corp. Japan	39,000	1,703,576
ORIX Corp.	26,000	3,543,538
Ricoh Co. Ltd.	175,000	2,793,991
Rohm Co. Ltd.	45,300	4,272,933
Softbank Corp. (d)	57,000	2,294,134
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Sompo Japan Insurance, Inc.	294,000	$ 2,857,282
Sumitomo Mitsui Financial Group, Inc.	1,464	9,466,781
T&D Holdings, Inc.	41,300	2,040,381
TDK Corp.	28,700	2,009,137
Tokyo Electron Ltd.	176,100	9,103,118
Toyota Motor Corp.	82,100	2,984,745
USS Co. Ltd.	13,300	1,056,643
Yahoo! Japan Corp.	1,899	4,256,223
Yahoo! Japan Corp. New	913	2,055,012
TOTAL JAPAN		124,681,991
Korea (South) - 2.7%
Honam Petrochemical Corp.	59,390	2,653,519
Hyundai Motor Co.	51,421	2,779,652
Kookmin Bank	148,540	6,256,822
LG Electronics, Inc.	96,585	6,441,580
LG Petrochemical Co. Ltd.	48,650	1,170,995
Samsung Electro-Mechanics Co. Ltd.	75,280	1,725,150
Samsung Electronics Co. Ltd.	5,395	2,445,631
Shinhan Financial Group Co. Ltd.	170,506	4,403,297
Shinsegae Co. Ltd.	6,750	2,152,742
TOTAL KOREA (SOUTH)		30,029,388
Netherlands - 3.4%
Aegon NV	404,600	5,074,214
ASML Holding NV (NY Shares) (a)	1,471,814	21,326,585
Chicago Bridge & Iron Co. NV (NY Shares)	20,000	447,600
EADS NV	81,600	2,328,831
ING Groep NV (Certificaten Van Aandelen)	245,000	6,715,450
VNU NV	98,855	2,795,587
TOTAL NETHERLANDS		38,688,267
Netherlands Antilles - 0.3%
Schlumberger Ltd. (NY Shares)	45,000	3,078,450
Panama - 0.0%
Carnival Corp. unit	11,000	537,680
Philippines - 0.1%
Philippine Long Distance Telephone Co. sponsored ADR	58,300	1,502,391
Singapore - 0.5%
STATS ChipPAC Ltd. (a)	8,825,000	5,387,339
Spain - 0.7%
Banco Bilbao Vizcaya Argentaria SA	75,800	1,173,384
Banco Santander Central Hispano SA	197,300	2,288,680
Telefonica SA sponsored ADR	77,000	3,927,000
TOTAL SPAIN		7,389,064
Sweden - 0.1%
Telefonaktiebolaget LM Ericsson (B Shares) ADR (a)(d)	53,300	1,569,685

	Shares	Value (Note 1)
Switzerland - 5.7%
ABB Ltd. (Reg.) (a)	790,627	$ 4,929,053
Actelion Ltd. (Reg.) (a)(d)	65,809	7,088,118
Alcon, Inc.	10,000	970,000
Compagnie Financiere Richemont unit	100,381	3,006,099
Credit Suisse Group (Reg.) (d)	289,240	12,182,789
Nestle SA (Reg.) (d)	30,023	7,938,417
Novartis AG sponsored ADR	81,700	3,981,241
Phonak Holding AG	99,573	3,490,802
Roche Holding AG (participation certificate)	95,719	11,611,493
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	1,361	925,528
UBS AG (NY Shares)	105,320	8,457,196
TOTAL SWITZERLAND		64,580,736
Taiwan - 3.5%
Acer, Inc.	1,893,000	3,102,484
Advanced Semiconductor Engineering, Inc.	4,046,000	2,693,880
Hon Hai Precision Industries Co. Ltd.	588,799	2,798,868
Siliconware Precision Industries Co. Ltd.	3,593,000	3,116,847
Sunplus Technology Co. Ltd.	1,069,000	1,428,641
Taiwan Semiconductor Manufacturing Co. Ltd.	4,678,000	7,771,709
United Microelectronics Corp.	18,511,240	10,902,907
United Microelectronics Corp. sponsored ADR (d)	1,389,800	4,516,850
Yageo Corp. (a)	9,346,000	2,857,052
TOTAL TAIWAN		39,189,238
United Kingdom - 5.5%
3i Group PLC	289,240	3,555,021
AstraZeneca PLC sponsored ADR	85,100	3,740,145
BAE Systems PLC	406,900	2,000,860
BHP Billiton PLC	283,270	3,487,102
BP PLC	1,519,175	15,419,626
British Sky Broadcasting Group PLC (BSkyB)	129,000	1,341,982
ITV PLC	1,115,149	2,599,450
London Stock Exchange PLC	242,400	2,155,100
Man Group PLC	179,999	4,209,708
Reckitt Benckiser PLC	48,300	1,575,314
Rio Tinto PLC (Reg.)	136,262	4,108,299
Smiths Group PLC	125,000	2,061,327
Vodafone Group PLC sponsored ADR	535,800	14,005,812
Xstrata PLC	86,200	1,497,880
TOTAL UNITED KINGDOM		61,757,626
United States of America - 45.7%
99 Cents Only Stores (a)(d)	90,000	997,200
AES Corp. (a)	75,000	1,206,000
Affiliated Computer Services, Inc. Class A (a)	30,000	1,430,100
Agilent Technologies, Inc. (a)	137,600	2,855,200
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
AirTran Holdings, Inc. (a)	55,000	$ 456,500
Akamai Technologies, Inc. (a)	40,000	472,400
Albemarle Corp.	15,000	549,150
Alcoa, Inc.	65,000	1,886,300
Alkermes, Inc. (a)	40,000	450,000
Allergan, Inc.	13,000	915,070
Altria Group, Inc.	95,000	6,174,050
AMBAC Financial Group, Inc.	30,000	2,005,500
American International Group, Inc.	320,000	16,272,000
American Tower Corp. Class A (a)	45,000	775,350
Amgen, Inc. (a)	70,000	4,074,700
Amkor Technology, Inc. (a)	5,000	16,150
Amphenol Corp. Class A	20,000	788,800
Analog Devices, Inc.	50,000	1,705,500
Anteon International Corp. (a)	31,000	1,295,800
Apartment Investment & Management Co. Class A	60,000	2,287,200
Apollo Group, Inc. Class A (a)	40,000	2,884,800
Apple Computer, Inc. (a)	5,000	180,300
Applied Materials, Inc.	30,000	446,100
Avaya, Inc. (a)	75,000	651,000
Avnet, Inc. (a)	15,000	283,350
Avon Products, Inc.	15,000	601,200
Bank of America Corp.	179,974	8,106,029
Baxter International, Inc.	300,000	11,130,000
BEA Systems, Inc. (a)	75,000	517,500
Bear Stearns Companies, Inc.	15,000	1,419,900
BearingPoint, Inc. (a)	70,000	433,300
BioMarin Pharmaceutical, Inc. (a)	140,000	830,200
BJ Services Co.	45,000	2,193,750
Bristol-Myers Squibb Co.	30,000	780,000
Burlington Resources, Inc.	35,000	1,701,350
Cabot Microelectronics Corp. (a)	30,000	863,700
Capital One Financial Corp.	15,000	1,063,350
Career Education Corp. (a)	25,000	786,000
Ceridian Corp. (a)	50,000	843,500
ChevronTexaco Corp.	60,000	3,120,000
Cintas Corp.	35,000	1,350,650
Cisco Systems, Inc. (a)	80,000	1,382,400
Citigroup, Inc.	15,000	704,400
Clear Channel Communications, Inc.	85,000	2,714,900
Clorox Co.	20,000	1,266,000
CMS Energy Corp. (a)	115,000	1,485,800
Colgate-Palmolive Co.	10,000	497,900
Computer Associates International, Inc.	1,793	48,232
Comverse Technology, Inc. (a)	65,000	1,481,350
CONMED Corp. (a)	15,000	445,800
ConocoPhillips	20,027	2,099,831
Corn Products International, Inc.	25,000	550,500
Covad Communications Group, Inc. (a)	1,000,000	1,135,000
Crown Holdings, Inc. (a)	40,000	602,000
Dade Behring Holdings, Inc. (a)	15,000	925,050

	Shares	Value (Note 1)
Deere & Co.	10,000	$ 625,400
Dell, Inc. (a)	120,000	4,179,600
Delta Air Lines, Inc. (a)	140,000	460,600
Dow Chemical Co.	70,000	3,215,100
E.I. du Pont de Nemours & Co.	130,000	6,124,300
Eastman Kodak Co.	60,000	1,500,000
eBay, Inc. (a)	65,000	2,062,450
Ecolab, Inc.	40,000	1,308,400
EGL, Inc. (a)	20,000	390,200
El Paso Corp.	50,000	499,500
Eli Lilly & Co.	55,000	3,215,850
Emmis Communications Corp. Class A (a)	50,000	771,500
Encore Acquisition Co. (a)	20,000	734,400
Entergy Corp.	18,000	1,319,400
Expeditors International of Washington, Inc.	17,000	834,870
Exxon Mobil Corp.	165,000	9,409,950
Fannie Mae	30,000	1,618,500
Federated Department Stores, Inc.	15,000	862,500
Fluor Corp.	40,000	2,062,400
Freddie Mac	10,000	615,200
Freeport-McMoRan Copper & Gold, Inc. Class B	30,000	1,039,800
Freescale Semiconductor, Inc. Class A	170,000	3,182,400
Genentech, Inc. (a)	28,000	1,986,320
General Electric Co.	735,000	26,607,000
General Growth Properties, Inc.	15,000	586,650
General Mills, Inc.	23,000	1,136,200
Gillette Co.	85,000	4,389,400
Grant Prideco, Inc. (a)	60,000	1,329,000
Guidant Corp.	20,000	1,481,600
Halliburton Co.	145,000	6,030,550
Hartford Financial Services Group, Inc.	35,000	2,532,950
Hewlett-Packard Co.	25,000	511,750
Hexcel Corp. (a)	65,000	1,066,000
Hilb Rogal & Hobbs Co.	20,000	700,200
Home Depot, Inc.	115,000	4,067,550
Honeywell International, Inc.	400,000	14,304,000
Huntsman Corp.	25,000	526,000
IAC/InterActiveCorp (a)	54,100	1,176,134
Intel Corp.	545,000	12,818,400
International Business Machines Corp.	30,000	2,291,400
Interstate Bakeries Corp. (a)	40,000	208,000
ITT Industries, Inc.	25,000	2,261,500
J.P. Morgan Chase & Co.	15,000	532,350
Jacobs Engineering Group, Inc. (a)	30,000	1,461,300
JCPenney Co., Inc.	20,000	948,200
Johnson & Johnson	110,000	7,549,300
Juniper Networks, Inc. (a)	120,000	2,710,800
KB Home	10,000	570,000
Kroger Co. (a)	50,000	788,500
Lam Research Corp. (a)	45,000	1,154,250
Lamar Advertising Co. Class A (a)	103,000	3,850,140
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Leap Wireless International, Inc. (a)	15,000	$ 356,100
Lehman Brothers Holdings, Inc.	30,000	2,751,600
Liberty Media Corp. Class A (a)	75,000	753,000
Lincoln Electric Holdings, Inc.	20,600	629,330
Lockheed Martin Corp.	60,000	3,657,000
Lyondell Chemical Co.	264,950	6,647,596
Masco Corp.	100,000	3,149,000
Massey Energy Co.	20,000	722,200
MasTec, Inc. (a)	155,000	1,046,250
MBNA Corp.	10,000	197,500
McDonald's Corp.	66,700	1,954,977
McKesson Corp.	20,000	740,000
MedImmune, Inc. (a)	90,000	2,283,300
Medtronic, Inc.	170,000	8,959,000
Merck & Co., Inc.	140,000	4,746,000
Merrill Lynch & Co., Inc.	115,000	6,201,950
MetLife, Inc.	20,000	778,000
Microsoft Corp.	700,000	17,710,000
Monsanto Co.	55,000	3,224,100
Motorola, Inc.	97,500	1,495,650
Nalco Holding Co.	40,000	720,000
National Oilwell Varco, Inc. (a)	116,904	4,645,765
National Semiconductor Corp.	50,000	954,000
Newmont Mining Corp.	35,000	1,328,950
News Corp.:
Class A	40,800	623,424
Class B	267,400	4,257,008
Nextel Communications, Inc. Class A (a)	115,000	3,218,850
Nordstrom, Inc.	20,000	1,016,600
Norfolk Southern Corp.	90,000	2,826,000
NTL, Inc. (a)	41,900	2,680,762
Nuveen Investments, Inc. Class A	40,000	1,359,600
Occidental Petroleum Corp.	30,000	2,070,000
Omnicom Group, Inc.	30,000	2,487,000
Oracle Corp. (a)	350,000	4,046,000
Owens-Illinois, Inc. (a)	105,000	2,574,600
Packaging Corp. of America	95,000	2,127,050
palmOne, Inc. (a)	30,000	642,900
PalmSource, Inc. (a)	22,000	195,580
PepsiCo, Inc.	80,000	4,451,200
PerkinElmer, Inc.	75,000	1,387,500
Pfizer, Inc.	460,001	12,498,227
PG&E Corp.	45,000	1,562,400
Phelps Dodge Corp.	5,000	429,250
PMC-Sierra, Inc. (a)	93,200	751,192
Precision Castparts Corp.	12,000	883,920
Pride International, Inc. (a)	125,000	2,787,500
Procter & Gamble Co.	60,000	3,249,000
QUALCOMM, Inc.	5,000	174,450
Ralcorp Holdings, Inc.	5,000	198,100
Raytheon Co.	65,000	2,444,650

	Shares	Value (Note 1)
Robert Half International, Inc.	115,000	$ 2,854,300
Rockwell Automation, Inc.	10,000	462,300
Safeway, Inc. (a)	95,000	2,022,550
SBC Communications, Inc.	250,000	5,950,000
Schering-Plough Corp.	375,000	7,826,250
Service Corp. International (SCI)	75,000	528,000
Siebel Systems, Inc. (a)	175,000	1,575,000
Sierra Health Services, Inc. (a)	15,000	970,350
Smith International, Inc.	25,000	1,454,500
Smurfit-Stone Container Corp. (a)	180,000	2,359,800
Southwest Airlines Co.	75,000	1,116,000
Sovereign Bancorp, Inc.	50,000	1,028,500
SPX Corp.	2,000	77,380
State Street Corp.	20,000	924,600
Symantec Corp. (a)	50,000	939,000
Symbol Technologies, Inc.	160,000	2,139,200
Synthes, Inc.	22,220	2,532,162
Target Corp.	13,500	626,535
Telewest Global, Inc. (a)	180,000	3,337,200
The Boeing Co.	66,000	3,928,320
The Chubb Corp.	10,000	817,800
The Coca-Cola Co.	100,000	4,344,000
Thermo Electron Corp. (a)	10,000	249,800
Time Warner, Inc. (a)	160,000	2,689,600
Toll Brothers, Inc. (a)	7,000	530,600
TradeStation Group, Inc. (a)	75,000	483,750
Transocean, Inc. (a)	40,000	1,854,800
TXU Corp.	400	34,316
Tyco International Ltd.	405,000	12,680,550
Tyson Foods, Inc. Class A	30,000	506,700
UAP Holding Corp.	40,000	575,600
Union Pacific Corp.	15,000	958,950
UnitedHealth Group, Inc.	50,000	4,725,500
Univision Communications, Inc. Class A (a)	53,000	1,393,370
Valero Energy Corp.	40,000	2,741,200
Varian, Inc. (a)	10,000	331,700
Verizon Communications, Inc.	75,000	2,685,000
Viacom, Inc. Class B (non-vtg.)	90,000	3,115,800
Wachovia Corp.	122,409	6,264,893
Wal-Mart Stores, Inc.	180,000	8,485,200
Walgreen Co.	24,000	1,033,440
Walt Disney Co.	130,000	3,432,000
Washington Mutual, Inc.	35,000	1,446,200
Waters Corp. (a)	125,000	4,953,750
Weatherford International Ltd. (a)	69,999	3,650,448
WESCO International, Inc. (a)	35,000	846,300
Western Digital Corp. (a)	185,000	2,347,650
Wyeth	120,000	5,392,800
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Xerox Corp. (a)	125,000	$ 1,656,250
Yahoo!, Inc. (a)	100,000	3,451,000
TOTAL UNITED STATES OF AMERICA		516,670,821
TOTAL COMMON STOCKS (Cost $1,024,054,907)		1,102,561,327
Money Market Funds - 8.0%

Fidelity Cash Central Fund, 2.84% (b)	18,241,749	18,241,749
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	72,374,214	72,374,214
TOTAL MONEY MARKET FUNDS (Cost $90,615,963)		90,615,963
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $1,114,670,870)		1,193,177,290
NET OTHER ASSETS - (5.6)%		(62,824,972)
NET ASSETS - 100%		$ 1,130,352,318
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $15,189,069 all of which will expire on October 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Worldwide

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $69,156,911) (cost $1,114,670,870) - See accompanying schedule		$ 1,193,177,290
Foreign currency held at value (cost $10,225,668)		10,288,365
Receivable for investments sold		6,666,904
Receivable for fund shares sold		888,564
Dividends receivable		2,032,579
Interest receivable		51,515
Prepaid expenses		3,144
Other affiliated receivables		272
Other receivables		297,594
Total assets		1,213,406,227

Liabilities
Payable for investments purchased	$ 8,165,213
Payable for fund shares redeemed	1,184,834
Accrued management fee	643,437
Other affiliated payables	296,237
Other payables and accrued expenses	389,974
Collateral on securities loaned, at value	72,374,214
Total liabilities		83,053,909

Net Assets		$ 1,130,352,318
Net Assets consist of:
Paid in capital		$ 1,016,185,135
Undistributed net investment income		2,334,452
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		33,449,283
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		78,383,448
Net Assets, for 65,206,295 shares outstanding		$ 1,130,352,318
Net Asset Value, offering price and redemption price per share ($1,130,352,318 ÷ 65,206,295 shares)		$ 17.34

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 9,877,205
Special Dividends		2,550,000
Interest		174,581
Security lending		223,741
		12,825,527
Less foreign taxes withheld		(711,521)
Total income		12,114,006

Expenses
Management fee Basic fee	$ 4,124,771
Performance adjustment	67,261
Transfer agent fees	1,511,012
Accounting and security lending fees	254,739
Independent trustees' compensation	2,962
Custodian fees and expenses	126,348
Registration fees	20,627
Audit	34,074
Legal	1,521
Miscellaneous	5,697
Total expenses before reductions	6,149,012
Expense reductions	(271,153)	5,877,859
Net investment income (loss)		6,236,147
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	55,761,521
Foreign currency transactions	510,442
Total net realized gain (loss)		56,271,963
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $51,789)	(16,365,565)
Assets and liabilities in foreign currencies	77,432
Total change in net unrealized appreciation (depreciation)		(16,288,133)
Net gain (loss)		39,983,830
Net increase (decrease) in net assets resulting from operations		$ 46,219,977

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Worldwide
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,236,147	$ 2,870,466
Net realized gain (loss)	56,271,963	59,169,947
Change in net unrealized appreciation (depreciation)	(16,288,133)	23,149,862
Net increase (decrease) in net assets resulting from operations	46,219,977	85,190,275
Distributions to shareholders from net investment income	(6,368,720)	(4,009,737)
Distributions to shareholders from net realized gain	(1,273,744)	-
Total distributions	(7,642,464)	(4,009,737)
Share transactions Proceeds from sales of shares	144,149,101	336,194,112
Reinvestment of distributions	7,416,066	3,842,365
Cost of shares redeemed	(123,968,091)	(206,186,102)
Net increase (decrease) in net assets resulting from share transactions	27,597,076	133,850,375
Redemption fees	15,385	44,363
Total increase (decrease) in net assets	66,189,974	215,075,276

Net Assets
Beginning of period	1,064,162,344	849,087,068
End of period (including undistributed net investment income of $2,334,452 and undistributed net investment income of $2,469,918, respectively)	$ 1,130,352,318	$ 1,064,162,344
Other Information Shares
Sold	8,071,819	20,486,089
Issued in reinvestment of distributions	421,368	243,496
Redeemed	(6,926,837)	(12,574,086)
Net increase (decrease)	1,566,350	8,155,499

Financial Highlights

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.72	$ 15.30	$ 11.91	$ 13.48	$ 19.07	$ 18.87
Income from Investment Operations
Net investment income (loss) D	.10 E	.05 H	.04	.03	.04	.09
Net realized and unrealized gain (loss)	.64	1.44	3.37	(1.60)	(2.98)	1.73
Total from investment operations	.74	1.49	3.41	(1.57)	(2.94)	1.82
Distributions from net investment income	(.10)	(.07)	(.02)	-	(.40)	(.10)
Distributions from net realized gain	(.02)	-	-	-	(2.25)	(1.52)
Total distributions	(.12)	(.07)	(.02)	-	(2.65)	(1.62)
Redemption fees added to paid in capital D	- G	- G	- G	- G	- G	- G
Net asset value, end of period	$ 17.34	$ 16.72	$ 15.30	$ 11.91	$ 13.48	$ 19.07
Total Return B, C	4.42%	9.77%	28.68%	(11.65)%	(17.21)%	9.80%
Ratios to Average Net Assets F
Expenses before expense reductions	1.08% A	1.23%	1.31%	1.24%	1.12%	1.09%
Expenses net of voluntary waivers, if any	1.08% A	1.23%	1.31%	1.24%	1.12%	1.09%
Expenses net of all reductions	1.03% A	1.19%	1.28%	1.20%	1.05%	1.04%
Net investment income (loss)	1.09% A, E	.29% H	.28%	.19%	.29%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,130,352	$ 1,064,162	$ 849,087	$ 647,789	$ 742,294	$ 984,038
Portfolio turnover rate	89% A	95%	106%	120%	152%	235%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .65%. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G Amount represents less than $.01 per share. H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been .25%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited, except as indicated)

1. Significant Accounting Policies.

Fidelity Global Balanced Fund, Fidelity Diversified International Fund, Fidelity Aggressive International Fund, Fidelity Overseas Fund and Fidelity Worldwide Fund (the funds) are funds of Fidelity Investment Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements and notes to financial statements, as they relate to Fidelity Diversified International Fund, have been audited by Deloitte and Touche LLP. Effective the close of business on October 25, 2004, the Diversified International Fund was closed to most new accounts. Certain funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Each fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Diversified International and Overseas, independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited, except as indicated) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, Global Balanced and Worldwide claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Balanced	$ 158,197,788	$ 21,635,176	$ (3,497,326)	$ 18,137,850
Diversified International	21,850,551,556	5,150,706,954	(414,113,750)	4,736,593,204
Aggressive International	703,162,187	62,462,547	(19,156,402)	43,306,145
Overseas	4,715,105,527	484,447,249	(310,146,649)	174,300,600
Worldwide	1,118,016,692	129,565,521	(54,404,923)	75,160,598

Short-Term Trading (Redemption) Fees. Shares held in the funds less than 30 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the funds and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits each fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Each fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Global Balanced	74,857,665	65,888,106
Diversified International	7,732,829,151	4,111,278,370
Aggressive International	454,986,417	515,645,689
Overseas	1,808,128,685	1,542,229,109
Worldwide	525,229,244	493,980,578
4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Diversified International, Aggressive International, Overseas and Worldwide is subject to a performance adjustment (up to a maximum ± .20% of each applicable fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on each fund's relative investment performance as compared to an appropriate benchmark index. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets, including the performance adjustment, if applicable was as follows:

	Individual Rate	Group Rate	Total
Global Balanced	.45%	.27%	.72%
Diversified International	.45%	.27%	.82%
Aggressive International	.45%	.27%	.61%
Overseas	.45%	.27%	.57%
Worldwide	.45%	.27%	.73%

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Global Balanced	.26%
Diversified International	.25%
Aggressive International	.27%
Overseas	.27%
Worldwide	.26%

Accounting and Security Lending Fees. FSC maintains each fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. Each fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Global Balanced	$ 267,026
Diversified International	11,276,423
Aggressive International	466,018
Overseas	1,237,805
Worldwide	170,787

Semiannual Report

Notes to Financial Statements (Unaudited, except as indicated) - continued

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. Each fund placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Global Balanced	$ 2,862
Diversified International	33,145
Aggressive International	652
Overseas	223
Worldwide	27,432

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Overseas	Borrower	$ 14,544,333	2.91%	$ 3,521

5. Committed Line of Credit.

Each fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Each fund lends portfolio securities from time to time in order to earn additional income. Each fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate
Overseas	$ 16,529,000	2.81%

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of each fund provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody expense reduction	Transfer Agent expense reduction
Global Balanced	$ 14,510	$ 69	$ 659
Diversified International	3,556,795	8,106	288,387
Aggressive International	199,249	244	700
Overseas	1,072,510	365	73,147
Worldwide	260,151	-	11,002

9. Other.

The funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

At the end of the period, certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares of the following funds:

	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Aggressive International	1	13%

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity Diversified International Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Diversified International Fund (the Fund), a fund of Fidelity Investment Trust, including the portfolio of investments, as of April 30, 2005, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months then ended, and the year ended October 31, 2004, and the financial highlights for the six months ended April 30, 2005 and for each of the five years in the period ended October 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Diversified International Fund as of April 30, 2005, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and the year ended October 31, 2004, and its financial highlights for the six months ended April 30, 2005 and for each of the five years in the period ended October 31, 2004 in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 20, 2005

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodians

Brown Brothers Harriman & Co.
Boston, MA

Global Balanced Fund

JPMorgan Chase Bank
New York, NY

Aggressive International Fund, Diversified International Fund, Overseas Fund, Worldwide Fund

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(2_fidelity_logos) (Registered_Trademark)

P.O. Box 193

Boston, MA 02101

(prepaid_mail_graphic)

IBD-USAN-0605
1.784910.102

Fidelity's

Targeted International Equity

Funds®

Fidelity® Canada Fund

Fidelity China Region Fund

Fidelity Emerging Markets Fund

Fidelity Europe Fund

Fidelity Europe Capital Appreciation Fund

Fidelity Japan Fund

Fidelity Japan Smaller Companies Fund

Fidelity Latin America Fund

Fidelity Nordic Fund

Fidelity Pacific Basin Fund

Fidelity Southeast Asia Fund

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of Shareholder Expenses
Canada Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
China Region Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Emerging Markets Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Europe Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Europe Capital Appreciation Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Japan Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Japan Smaller Companies Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Latin America Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Nordic Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Pacific Basin Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Southeast Asia Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes to Financial Statements	<Click Here>	Notes to Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>	Board Approval of Subadvisory Agreement for Europe Fund

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view each fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on redemptions of Canada, Europe, and Pacific Basin shares purchased prior to October 12, 1990, and redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Canada
Actual	$ 1,000.00	$ 1,052.70	$ 5.90
HypotheticalA	$ 1,000.00	$ 1,019.04	$ 5.81
China Region
Actual	$ 1,000.00	$ 1,097.90	$ 6.03
HypotheticalA	$ 1,000.00	$ 1,019.04	$ 5.81
Emerging Markets
Actual	$ 1,000.00	$ 1,151.70	$ 6.40
HypotheticalA	$ 1,000.00	$ 1,018.84	$ 6.01
Europe
Actual	$ 1,000.00	$ 1,125.80	$ 5.90
HypotheticalA	$ 1,000.00	$ 1,019.24	$ 5.61
Europe Capital Appreciation
Actual	$ 1,000.00	$ 1,088.40	$ 5.13
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 4.96
Japan
Actual	$ 1,000.00	$ 1,069.60	$ 5.18
HypotheticalA	$ 1,000.00	$ 1,019.79	$ 5.06
Japan Smaller Companies
Actual	$ 1,000.00	$ 1,124.00	$ 5.37
HypotheticalA	$ 1,000.00	$ 1,019.74	$ 5.11
Latin America
Actual	$ 1,000.00	$ 1,182.00	$ 6.17
HypotheticalA	$ 1,000.00	$ 1,019.14	$ 5.71
Nordic
Actual	$ 1,000.00	$ 1,137.40	$ 6.31
HypotheticalA	$ 1,000.00	$ 1,018.89	$ 5.96
	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Pacific Basin
Actual	$ 1,000.00	$ 1,101.90	$ 5.63
HypotheticalA	$ 1,000.00	$ 1,019.44	$ 5.41
Southeast Asia
Actual	$ 1,000.00	$ 1,147.00	$ 6.28
HypotheticalA	$ 1,000.00	$ 1,018.94	$ 5.91

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Canada	1.16%
China Region	1.16%
Emerging Markets	1.20%
Europe	1.12%
Europe Capital Appreciation	0.99%
Japan	1.01%
Japan Smaller Companies	1.02%
Latin America	1.14%
Nordic	1.19%
Pacific Basin	1.08%
Southeast Asia	1.18%

Semiannual Report

Canada

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2005
Canada	95.6%
United States of America	4.4%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2004
Canada	96.1%
United States of America	3.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	93.1	95.1
Short-Term Investments and Net Other Assets	6.9	4.9
Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Toronto-Dominion Bank (Commercial Banks)	4.9	4.5
EnCana Corp. (Oil & Gas)	4.4	3.3
Canadian Imperial Bank of Commerce (Commercial Banks)	3.7	4.9
Manulife Financial Corp. (Insurance)	3.6	3.2
Canadian National Railway Co. (Road & Rail)	3.2	3.5
Loblaw Companies Ltd. (Food & Staples Retailing)	3.0	1.6
Rogers Communications, Inc. Class B (non-vtg.) (Media)	2.9	1.3
Royal Bank of Canada (Commercial Banks)	2.3	2.4
Canadian Natural Resources Ltd. (Oil & Gas)	2.3	1.6
BCE, Inc. (Diversified Telecommunication Services)	2.2	2.4
	32.5
Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.7	31.9
Energy	17.2	16.3
Consumer Discretionary	10.4	6.2
Materials	9.6	12.4
Industrials	9.2	8.1
Consumer Staples	6.6	6.1
Information Technology	5.2	7.7
Telecommunication Services	4.9	4.3
Utilities	0.9	0.7
Health Care	0.4	1.4

Semiannual Report

Canada

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares		Value (Note 1)
CONSUMER DISCRETIONARY - 10.4%
Hotels, Restaurants & Leisure - 1.3%
Great Canadian Gaming Corp. (a)	298,000		$ 12,316,908
Media - 7.4%
Alliance Atlantis Communications, Inc. Class B (non-vtg.) (a)	300,000		7,066,396
Astral Media, Inc. Class A (non-vtg.)	270,000		6,866,134
Chum Ltd. Class B (non-vtg.)	140,400		3,626,177
Corus Entertainment, Inc. Class B (non-vtg.)	210,000		5,074,979
Quebecor, Inc. Class B (sub. vtg.)	410,000		10,282,990
Rogers Communications, Inc. Class B (non-vtg.)	950,000		27,367,187
Thomson Corp.	95,000		3,139,866
Yellow Pages Income Fund	720,300		7,687,550
			71,111,279
Multiline Retail - 0.9%
Canadian Tire Corp. Ltd. Class A (non-vtg.) (d)	170,000		8,267,970
Specialty Retail - 0.8%
RONA, Inc. (a)	400,000		7,683,077
TOTAL CONSUMER DISCRETIONARY			99,379,234
CONSUMER STAPLES - 6.6%
Food & Staples Retailing - 6.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (a)	735,000		9,812,850
Jean Coutu Group, Inc.:
Class A (e)	105,500		1,542,655
Class A (sub. vtg.)	699,500		10,228,315
Loblaw Companies Ltd.	465,000		28,210,037
Shoppers Drug Mart Corp.	415,000		12,924,743
			62,718,600
ENERGY - 17.2%
Energy Equipment & Services - 3.5%
CCS Income Trust	315,000		7,074,264
CHC Helicopter Corp. Class A (sub. vtg.)	435,000		8,991,417
Pason Systems, Inc.	75,000		2,241,626
Precision Drilling Corp. (a)	190,000		13,710,017
Savanna Energy Services Corp. (a)	110,000		1,529,781
			33,547,105
Oil & Gas - 13.7%
Canadian Natural Resources Ltd.	435,000		21,571,105
EnCana Corp.	650,616		41,642,319
First Calgary Petroleum Ltd. (a)	440,000		4,566,615
Imperial Oil Ltd.	210,000		14,877,816
Penn West Petroleum Ltd.	150,000		10,072,714
Petro-Canada	190,000		10,548,258
PetroKazakhstan, Inc. (e)	7,000		202,710
PetroKazakhstan, Inc. Class A	115,572		3,346,798
Quicksilver Resources, Inc. (a)	50,000		2,566,500

	Shares		Value (Note 1)
Talisman Energy, Inc.	475,000		$ 14,332,857
TransCanada Corp.	315,000		7,422,220
			131,149,912
TOTAL ENERGY			164,697,017
FINANCIALS - 28.7%
Capital Markets - 0.3%
Addenda Capital, Inc.	165,000		3,514,126
Commercial Banks - 16.5%
Bank of Montreal, Quebec	465,000		20,933,961
Bank of Nova Scotia	450,500		14,316,760
Canadian Imperial Bank of Commerce	600,000		35,641,912
National Bank of Canada	430,000		17,909,405
Royal Bank of Canada	365,200		21,752,088
Toronto-Dominion Bank	1,167,800		46,717,572
			157,271,698
Diversified Financial Services - 3.5%
Brascan Corp. Class A (ltd. vtg.) (d)	350,000		12,649,899
Power Corp. of Canada (sub. vtg.)	655,000		16,615,091
TSX Group, Inc.	80,000		3,941,670
			33,206,660
Insurance - 8.4%
Industrial Alliance Life Insurance Co.	240,000		10,871,379
ING Canada, Inc.	710,000		18,766,321
ING Canada, Inc. (e)	31,000		819,375
Manulife Financial Corp.	740,000		33,914,094
Sun Life Financial, Inc.	504,601		15,751,363
			80,122,532
TOTAL FINANCIALS			274,115,016
HEALTH CARE - 0.4%
Biotechnology - 0.4%
Angiotech Pharmaceuticals, Inc. (a)	304,500		4,181,476
INDUSTRIALS - 9.2%
Aerospace & Defense - 0.4%
CAE, Inc.	925,700		4,362,380
Airlines - 1.4%
ACE Aviation Holdings, Inc. Class A (a)	295,400		8,122,414
Transat A.T., Inc. Class A (a)	130,000		2,426,749
WestJet Airlines Ltd. (a)	207,500		2,440,497
			12,989,660
Commercial Services & Supplies - 0.1%
Garda World Security Corp. (a)	150,000		1,019,192
Construction & Engineering - 1.3%
SNC-Lavalin Group, Inc.	220,000		12,762,745
Electrical Equipment - 0.1%
Hydrogenics Corp. (a)	250,000		933,762
Road & Rail - 5.2%
Canadian National Railway Co.	535,050		30,720,676
Common Stocks - continued
	Shares		Value (Note 1)
INDUSTRIALS - continued
Road & Rail - continued
Canadian Pacific Railway Ltd.	350,000		$ 12,224,341
Mullen Transportation, Inc.	40,000		1,954,941
TransForce Income Fund	335,000		4,445,901
			49,345,859
Trading Companies & Distributors - 0.7%
Finning International, Inc.	195,700		5,217,734
Russel Metals, Inc.	90,000		1,037,072
Russel Metals, Inc. (e)	25,000		362,500
			6,617,306
TOTAL INDUSTRIALS			88,030,904
INFORMATION TECHNOLOGY - 5.2%
Communications Equipment - 2.4%
Nortel Networks Corp. (a)	900,000		2,241,000
Research In Motion Ltd. (a)	321,900		20,725,822
			22,966,822
Internet Software & Services - 0.2%
Emergis, Inc.	650,000		1,477,331
IT Services - 0.8%
Affiliated Computer Services, Inc. Class A (a)	22,000		1,048,740
CGI Group, Inc. Class A (sub. vtg.) (a)	1,200,000		6,761,235
			7,809,975
Semiconductors & Semiconductor Equipment - 0.5%
ATI Technologies, Inc. (a)	230,000		3,434,418
Tundra Semiconductor Corp. Ltd. (a)	111,000		1,045,297
Tundra Semiconductor Corp. Ltd. (a)(e)	4,300		40,494
			4,520,209
Software - 1.3%
Cognos, Inc. (a)	186,000		7,168,912
MacDonald Dettwiler & Associates Ltd. (a)	45,000		1,036,715
NAVTEQ Corp.	70,000		2,549,400
Workbrain Corp. (a)	156,100		1,984,821
			12,739,848
TOTAL INFORMATION TECHNOLOGY			49,514,185
MATERIALS - 9.6%
Chemicals - 1.6%
Potash Corp. of Saskatchewan	180,000		15,154,130
Metals & Mining - 7.6%
Aber Diamond Corp.	100,000		2,570,032
Alcan, Inc.	380,000		12,320,896
Cameco Corp.	315,000		12,333,651
Eldorado Gold Corp. (a)	1,952,000		4,653,713
Falconbridge Ltd.	200,400		6,648,945
Gabriel Resources Ltd. (a)	1,000,000		1,192,037
Gabriel Resources Ltd. (a)(e)	60,000		71,522

	Shares		Value (Note 1)
Goldcorp, Inc.	990,975		$ 12,844,441
IPSCO, Inc.	50,000		2,384,074
Kinross Gold Corp. (a)	345,000		1,864,346
Placer Dome, Inc.	167,500		2,236,262
Teck Cominco Ltd. Class B (sub. vtg.)	397,500		12,840,923
			71,960,842
Paper & Forest Products - 0.4%
Canfor Corp. (a)	185,000		2,231,732
Cascades, Inc.	185,000		1,889,180
			4,120,912
TOTAL MATERIALS			91,235,884
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 4.3%
BCE, Inc.	890,000		21,359,717
TELUS Corp. (non-vtg.)	675,000		20,190,726
			41,550,443
Wireless Telecommunication Services - 0.6%
Telesystem International Wireless, Inc. (a)	345,000		5,310,645
TOTAL TELECOMMUNICATION SERVICES			46,861,088
UTILITIES - 0.9%
Electric Utilities - 0.9%
Fortis, Inc.	150,000		8,589,820
TOTAL COMMON STOCKS (Cost $780,338,792)		889,323,224
Government Obligations - 3.2%
		Principal Amount
Canadian Government Treasury Bills 2.4514% to 2.5218% 6/2/05 to 6/30/05 (Cost $31,846,269)	CAD	38,800,000		30,738,376
Money Market Funds - 5.8%
		Shares
Fidelity Cash Central Fund, 2.84% (b)		35,290,754		35,290,754
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)		19,762,750		19,762,750
TOTAL MONEY MARKET FUNDS (Cost $55,053,504)			55,053,504
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $867,238,565)				975,115,104
NET OTHER ASSETS - (2.1)%				(20,409,718)
NET ASSETS - 100%			$ 954,705,386
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,039,256 or 0.3% of net assets.

Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $16,889,215 all of which will expire on October 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Canada

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,267,700) (cost $867,238,565) - See accompanying schedule		$ 975,115,104
Receivable for investments sold		2,695,425
Receivable for fund shares sold		3,726,667
Dividends receivable		1,096,471
Interest receivable		82,088
Prepaid expenses		1,052
Other affiliated receivables		6,259
Other receivables		98,303
Total assets		982,821,369

Liabilities
Payable to custodian bank	$ 4,481
Payable for investments purchased	3,763,793
Payable for fund shares redeemed	3,616,103
Accrued management fee	613,536
Other affiliated payables	230,702
Other payables and accrued expenses	124,618
Collateral on securities loaned, at value	19,762,750
Total liabilities		28,115,983

Net Assets		$ 954,705,386
Net Assets consist of:
Paid in capital		$ 860,776,696
Undistributed net investment income		1,163,695
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,076,056)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		107,841,051
Net Assets, for 28,522,939 shares outstanding		$ 954,705,386
Net Asset Value, offering price and redemption price per share ($954,705,386 ÷ 28,522,939 shares)		$ 33.47

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 5,886,926
Interest		661,605
Security lending		379,743
		6,928,274
Less foreign taxes withheld		(883,084)
Total income		6,045,190

Expenses
Management fee Basic fee	$ 2,642,726
Performance adjustment	205,856
Transfer agent fees	965,556
Accounting and security lending fees	172,717
Independent trustees' compensation	1,642
Custodian fees and expenses	89,346
Registration fees	123,072
Audit	31,903
Legal	629
Miscellaneous	2,138
Total expenses before reductions	4,235,585
Expense reductions	(125,235)	4,110,350
Net investment income (loss)		1,934,840
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,211,275
Foreign currency transactions	(441,139)
Total net realized gain (loss)		2,770,136
Change in net unrealized appreciation (depreciation) on: Investment securities	10,736,039
Assets and liabilities in foreign currencies	(30,928)
Total change in net unrealized appreciation (depreciation)		10,705,111
Net gain (loss)		13,475,247
Net increase (decrease) in net assets resulting from operations		$ 15,410,087

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Canada
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,934,840	$ 978,546
Net realized gain (loss)	2,770,136	3,284,925
Change in net unrealized appreciation (depreciation)	10,705,111	58,584,424
Net increase (decrease) in net assets resulting from operations	15,410,087	62,847,895
Distributions to shareholders from net investment income	(1,384,456)	(959,083)
Share transactions Proceeds from sales of shares	642,598,072	305,089,295
Reinvestment of distributions	1,331,051	926,386
Cost of shares redeemed	(116,986,051)	(122,097,358)
Net increase (decrease) in net assets resulting from share transactions	526,943,072	183,918,323
Redemption fees	418,149	306,230
Total increase (decrease) in net assets	541,386,852	246,113,365

Net Assets
Beginning of period	413,318,534	167,205,169
End of period (including undistributed net investment income of $1,163,695 and undistributed net investment income of $613,311, respectively)	$ 954,705,386	$ 413,318,534
Other Information Shares
Sold	18,969,705	10,724,172
Issued in reinvestment of distributions	40,068	35,372
Redeemed	(3,455,169)	(4,444,814)
Net increase (decrease)	15,554,604	6,314,730

Financial Highlights

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 31.87	$ 25.13	$ 17.52	$ 17.23	$ 22.27	$ 15.91
Income from Investment Operations
Net investment income (loss) F	.09	.10	.05	.02	.02	1.98G
Net realized and unrealized gain (loss)	1.57	6.74	7.58	.28	(4.04)	4.32
Total from investment operations	1.66	6.84	7.63	.30	(4.02)	6.30
Distributions from net investment income	(.08)	(.13)	(.04)	(.03)	(1.04)	(.03)
Redemption fees added to paid in capital F	.02	.03	.02	.02	.02	.09
Net asset value, end of period	$ 33.47	$ 31.87	$ 25.13	$ 17.52	$ 17.23	$ 22.27
Total ReturnB, C, D, E	5.27%	27.45%	43.75%	1.85%	(18.87)%	40.22%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.16%A	1.20%	1.42%	1.52%	1.33%	1.09%
Expenses net of voluntary waivers, if any	1.16%A	1.20%	1.42%	1.52%	1.33%	1.09%
Expenses net of all reductions	1.12%A	1.15%	1.37%	1.46%	1.20%	1.06%
Net investment income (loss)	.53%A	.34%	.26%	.12%	.11%	9.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 954,705	$ 413,319	$ 167,205	$ 77,251	$ 81,213	$ 163,025
Portfolio turnover rate	25%A	47%	52%	98%	93%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Total returns do not include the effect of the contingent deferred sales charge. F Calculated based on average shares outstanding during the period. G Investment income per share reflects a special dividend which amounted to $1.97 per share. H Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

China Region

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2005
Hong Kong	45.9%
Taiwan	20.3%
United Kingdom	14.1%
China	9.9%
United States of America	3.9%
Cayman Islands	2.5%
Korea (South)	2.2%
Bermuda	0.5%
Australia	0.4%
Other	0.3%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2004
Hong Kong	50.4%
Taiwan	20.6%
United Kingdom	16.5%
China	8.3%
United States of America	1.9%
Korea (South)	1.4%
Australia	0.4%
Singapore	0.3%
Bermuda	0.2%
Other	0.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.1	98.1
Short-Term Investments and Net Other Assets	3.9	1.9
Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
HSBC Holdings PLC (Hong Kong) (Reg.) (Commercial Banks)	11.1	12.9
Cheung Kong Holdings Ltd. (Real Estate)	4.3	3.7
Esprit Holdings Ltd. (Specialty Retail)	4.2	3.2
Hong Kong & China Gas Co. Ltd. (Gas Utilities)	3.7	4.0
Hutchison Whampoa Ltd. (Industrial Conglomerates)	3.1	4.1
Standard Chartered PLC (Commerical Banks)	3.0	3.6
Sun Hung Kai Properties Ltd. (Real Estate)	2.7	3.4
PetroChina Co. Ltd. (H Shares) (Oil & Gas)	2.6	0.9
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2.3	0.6
Hon Hai Precision Industries Co. Ltd. (Electronic Equipment & Instruments)	2.3	1.8
	39.3
Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	40.8	49.5
Information Technology	13.9	7.6
Consumer Discretionary	13.6	10.1
Industrials	7.4	6.9
Energy	5.9	3.7
Utilities	5.2	6.6
Materials	3.2	3.3
Telecommunication Services	3.1	7.6
Consumer Staples	3.0	2.8

Semiannual Report

China Region

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 0.8%
Tong Yang Industry Co. Ltd.	1,891,736	$ 2,573,584
Automobiles - 1.7%
Hyundai Motor Co.	87,560	4,733,208
Kia Motors Corp.	79,470	984,309
		5,717,517
Distributors - 1.9%
Integrated Distribution Services Group Ltd. (IDS)	494,000	307,356
Li & Fung Ltd.	3,270,000	6,250,385
		6,557,741
Hotels, Restaurants & Leisure - 3.2%
Cafe de Coral Holdings Ltd.	4,260,000	4,672,491
Hong Kong & Shanghai Hotels Ltd.	2,201,000	2,075,296
Mandarin Oriental International Ltd.	422,000	337,600
Regal Hotel International Holdings Ltd.	1,930,000	178,264
Shangri-La Asia Ltd.	2,462,000	3,758,441
		11,022,092
Household Durables - 0.7%
Basso Industry Corp. Ltd.	381,000	943,963
Merry Electronics Co. Ltd.	371,988	843,046
Skyworth Digital Holdings Ltd.	4,622,275	687,839
		2,474,848
Leisure Equipment & Products - 0.5%
Li Ning Co. Ltd.	3,598,000	1,546,246
Media - 0.2%
Television Broadcasts Ltd.	171,000	859,914
Specialty Retail - 4.2%
Esprit Holdings Ltd.	1,930,000	14,360,119
Textiles, Apparel & Luxury Goods - 0.4%
Yue Yuen Industrial Holdings Ltd.	439,500	1,246,017
TOTAL CONSUMER DISCRETIONARY		46,358,078
CONSUMER STAPLES - 3.0%
Beverages - 0.2%
Dynasty Fine Wines Group Ltd.	2,022,000	758,717
Food & Staples Retailing - 2.7%
Convenience Retail Asia Ltd.	2,306,200	843,169
Dairy Farm International Holdings Ltd.	2,883,600	7,785,720
Wumart Stores, Inc. (H Shares)	263,000	428,482
		9,057,371
Food Products - 0.1%
China Mengniu Dairy Co. Ltd.	520,000	343,545
TOTAL CONSUMER STAPLES		10,159,633

	Shares	Value (Note 1)
ENERGY - 5.9%
Oil & Gas - 5.9%
China Petroleum & Chemical Corp. (H Shares)	15,936,000	$ 6,245,318
CNOOC Ltd.	4,332,500	2,331,751
Formosa Petrochemical Corp.	668,000	1,389,885
PetroChina Co. Ltd. (H Shares)	14,988,000	8,949,335
S-Oil Corp.	14,940	1,036,854
		19,953,143
FINANCIALS - 40.8%
Commercial Banks - 23.1%
BOC Hong Kong Holdings Ltd.	3,891,500	7,363,458
Chinatrust Financial Holding Co.	4,894,332	5,600,908
First Financial Holding Co. Ltd. (a)	2,840,000	2,190,909
Hang Seng Bank Ltd.	456,300	6,234,086
HSBC Holdings PLC (Hong Kong) (Reg.)	2,364,852	37,861,277
Mega Financial Holding Co. Ltd.	1,479,000	927,926
Standard Chartered PLC:
(Hong Kong)	396,120	7,038,000
(United Kingdom)	162,691	2,946,148
Taishin Financial Holdings Co. Ltd.	4,275,713	3,825,422
Wing Hang Bank Ltd.	271,500	1,713,593
Wing Lung Bank Ltd.	444,600	3,251,001
		78,952,728
Diversified Financial Services - 3.8%
First Pacific Co. Ltd. (a)	15,504,000	4,723,676
Guoco Group Ltd.	86,366	861,422
Jardine Matheson Holdings Ltd.	406,800	7,322,400
		12,907,498
Insurance - 2.2%
AXA Asia Pacific Holdings Ltd.	399,750	1,339,358
Cathay Financial Holding Co. Ltd.	1,109,000	2,005,714
China Life Insurance Co. Ltd. (H Shares) (a)	6,294,000	4,198,584
		7,543,656
Real Estate - 11.7%
Cheung Kong Holdings Ltd.	1,550,000	14,614,763
Fortune (REIT)	1,179,000	960,418
Great Eagle Holdings Ltd.	169,000	380,484
Henderson Land Development Co. Ltd.	739,000	3,431,830
Hong Kong Land Holdings Ltd.	593,000	1,713,770
Hysan Development Co. Ltd.	1,194,000	2,473,715
Shun Tak Holdings Ltd.	1,837,000	1,791,000
Sun Hung Kai Properties Ltd.	967,021	9,241,978
Swire Pacific Ltd. (A Shares)	155,500	1,296,631
Wharf Holdings Ltd.	1,231,685	4,100,244
		40,004,833
TOTAL FINANCIALS		139,408,715
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 7.4%
Electrical Equipment - 0.3%
Cheng Uei Precision Industries Co. Ltd.	428,000	$ 1,159,052
Industrial Conglomerates - 3.1%
Hutchison Whampoa Ltd.	1,175,500	10,480,456
Machinery - 1.3%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	35,800	639,093
Jenn Feng Industrial Co. Ltd.	1,062,000	1,257,810
Weichai Power Co. Ltd. (H Shares)	718,000	2,486,915
		4,383,818
Transportation Infrastructure - 2.7%
Cosco Pacific Ltd.	2,206,000	4,782,610
Hopewell Holdings Ltd.	1,029,000	2,501,482
Jiangsu Expressway Co. Ltd. (H Shares)	3,860,000	1,770,256
		9,054,348
TOTAL INDUSTRIALS		25,077,674
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 0.6%
Foxconn International Holdings Ltd.	1,820,000	1,091,505
ZTE Corp. (H Shares)	376,600	1,079,768
		2,171,273
Computers & Peripherals - 3.3%
ASUSTeK Computer, Inc.	2,640,100	7,081,958
High Tech Computer Corp.	607,200	4,266,338
		11,348,296
Electronic Equipment & Instruments - 5.1%
AU Optronics Corp.	1,748,150	2,767,158
Hon Hai Precision Industries Co. Ltd.	1,641,655	7,803,642
Kingboard Chemical Holdings Ltd.	2,253,000	6,705,357
Kingboard Chemical Holdings Ltd. warrants 12/31/06 (a)	119,800	99,895
		17,376,052
Semiconductors & Semiconductor Equipment - 4.6%
Siliconware Precision Industries Co. Ltd.	1,999,000	1,734,088
Solomon Systech Ltd.	10,716,000	3,505,465
Sunplus Technology Co. Ltd.	214,500	286,664
Taiwan Semiconductor Manufacturing Co. Ltd.	4,756,797	7,902,617
United Microelectronics Corp.	4,026,000	2,371,268
		15,800,102
Software - 0.3%
GOME Electrical Appliances Holdings Ltd.	856,000	834,565
TOTAL INFORMATION TECHNOLOGY		47,530,288

	Shares	Value (Note 1)
MATERIALS - 3.2%
Chemicals - 1.1%
Formosa Chemicals & Fibre Corp.	1,858,000	$ 3,782,612
Metals & Mining - 2.1%
China Steel Corp.	3,836,945	3,954,854
Yanzhou Coal Mining Co. Ltd. (H Shares) (a)	2,430,000	3,288,755
		7,243,609
TOTAL MATERIALS		11,026,221
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.6%
China Telecom Corp. Ltd. (H Shares)	10,394,000	3,552,669
PCCW Ltd.	3,537,400	2,087,444
		5,640,113
Wireless Telecommunication Services - 1.5%
Far EasTone Telecommunications Co. Ltd.	4,135,685	5,070,318
TOTAL TELECOMMUNICATION SERVICES		10,710,431
UTILITIES - 5.2%
Electric Utilities - 1.5%
Cheung Kong Infrastructure Holdings Ltd.	1,655,000	5,222,829
Gas Utilities - 3.7%
Hong Kong & China Gas Co. Ltd.	6,141,400	12,566,109
TOTAL UTILITIES		17,788,938
TOTAL COMMON STOCKS (Cost $275,964,823)		328,013,121
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 2.84% (b) (Cost $6,308,463)	6,308,463	6,308,463
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $282,273,286)		334,321,584
NET OTHER ASSETS - 2.1%		7,071,671
NET ASSETS - 100%		$ 341,393,255
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $21,989,888 of which $12,624,109, $1,349,959 and $8,015,820 will expire on October 31, 2006, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

China Region

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $282,273,286) - See accompanying schedule		$ 334,321,584
Cash		117,208
Foreign currency held at value (cost $3,051,944)		3,077,039
Receivable for investments sold		2,870,679
Receivable for fund shares sold		525,515
Dividends receivable		2,607,032
Interest receivable		12,790
Prepaid expenses		864
Other affiliated receivables		66
Total assets		343,532,777

Liabilities
Payable for investments purchased	$ 1,590,583
Payable for fund shares redeemed	153,772
Accrued management fee	203,531
Other affiliated payables	90,971
Other payables and accrued expenses	100,665
Total liabilities		2,139,522

Net Assets		$ 341,393,255
Net Assets consist of:
Paid in capital		$ 304,427,402
Undistributed net investment income		1,602,367
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(16,710,429)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		52,073,915
Net Assets, for 19,886,593 shares outstanding		$ 341,393,255
Net Asset Value, offering price and redemption price per share ($341,393,255 ÷ 19,886,593 shares)		$ 17.17

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 4,405,708
Interest		87,472
		4,493,180
Less foreign taxes withheld		(141,411)
Total income		4,351,769

Expenses
Management fee	$ 1,191,969
Transfer agent fees	448,279
Accounting fees and expenses	82,493
Independent trustees' compensation	801
Custodian fees and expenses	141,124
Registration fees	18,280
Audit	29,418
Legal	418
Miscellaneous	2,620
Total expenses before reductions	1,915,402
Expense reductions	(5,716)	1,909,686
Net investment income (loss)		2,442,083
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	5,896,564
Foreign currency transactions	16,665
Total net realized gain (loss)		5,913,229
Change in net unrealized appreciation (depreciation) on: Investment securities	20,781,606
Assets and liabilities in foreign currencies	4,731
Total change in net unrealized appreciation (depreciation)		20,786,337
Net gain (loss)		26,699,566
Net increase (decrease) in net assets resulting from operations		$ 29,141,649

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

China Region
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,442,083	$ 4,955,750
Net realized gain (loss)	5,913,229	27,929,705
Change in net unrealized appreciation (depreciation)	20,786,337	(21,880,393)
Net increase (decrease) in net assets resulting from operations	29,141,649	11,005,062
Distributions to shareholders from net investment income	(4,953,877)	(4,174,789)
Share transactions Proceeds from sales of shares	73,147,033	206,037,339
Reinvestment of distributions	4,707,630	3,973,983
Cost of shares redeemed	(56,725,397)	(152,913,710)
Net increase (decrease) in net assets resulting from share transactions	21,129,266	57,097,612
Redemption fees	72,309	421,910
Total increase (decrease) in net assets	45,389,347	64,349,795

Net Assets
Beginning of period	296,003,908	231,654,113
End of period (including undistributed net investment income of $1,602,367 and undistributed net investment income of $4,701,276, respectively)	$ 341,393,255	$ 296,003,908
Other Information Shares
Sold	4,326,780	12,991,397
Issued in reinvestment of distributions	279,550	266,174
Redeemed	(3,364,743)	(9,912,893)
Net increase (decrease)	1,241,587	3,344,678

Financial Highlights

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.88	$ 15.14	$ 11.16	$ 11.27	$ 14.96	$ 14.15
Income from Investment Operations
Net investment income (loss) E	.12	.25	.25	.19	.14	.10
Net realized and unrealized gain (loss)	1.43	.73	3.91	(.15)	(3.29)	.80
Total from investment operations	1.55	.98	4.16	.04	(3.15)	.90
Distributions from net investment income	(.26)	(.26)	(.19)	(.16)	(.56)	(.17)
Redemption fees added to paid in capital E	-G	.02	.01	.01	.02	.08
Net asset value, end of period	$ 17.17	$ 15.88	$ 15.14	$ 11.16	$ 11.27	$ 14.96
Total ReturnB, C, D	9.79%	6.71%	37.91%	.23%	(21.82)%	6.77%
Ratios to Average Net Assets F
Expenses before expense reductions	1.16%A	1.22%	1.30%	1.32%	1.32%	1.22%
Expenses net of voluntary waivers, if any	1.16%A	1.22%	1.30%	1.32%	1.32%	1.22%
Expenses net of all reductions	1.16%A	1.22%	1.30%	1.31%	1.30%	1.21%
Net investment income (loss)	1.48%A	1.64%	2.07%	1.52%	1.03%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 341,393	$ 296,004	$ 231,654	$ 110,359	$ 116,754	$ 179,709
Portfolio turnover rate	55%A	101%	39%	53%	75%	103%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Emerging Markets

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2005
Korea (South)	21.9%
South Africa	12.0%
Brazil	10.3%
Taiwan	8.9%
Mexico	7.1%
Israel	4.8%
Russia	4.7%
Turkey	3.8%
India	3.5%
Other	23.0%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2004
Korea (South)	19.9%
Brazil	10.2%
South Africa	10.0%
Taiwan	8.3%
Mexico	7.8%
Russia	6.3%
United States of America	4.7%
Indonesia	3.5%
Turkey	3.5%
Other	25.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.4	96.7
Short-Term Investments and Net Other Assets	1.6	3.3
Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	6.4	6.9
America Movil SA de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	2.7	3.0
Orascom Telecom SAE GDR (Egypt, Wireless Telecommunication Services)	2.2	1.1
Petroleo Brasileiro SA Petrobras (PN) (Brazil, Oil & Gas)	2.1	1.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.0	1.2
Companhia Vale do Rio Doce (PN-A) sponsored ADR (non-vtg.) (Brazil, Metals & Mining)	2.0	1.7
Teva Pharmaceutical Industries Ltd. sponsored ADR (Israel, Pharmaceuticals)	1.9	1.0
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	1.9	1.5
LG Electronics, Inc. (Korea (South), Household Durables)	1.8	2.0
Surgutneftegaz JSC sponsored ADR (Russia, Oil & Gas)	1.4	1.2
	24.4
Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.2	17.2
Information Technology	15.2	14.7
Consumer Discretionary	12.5	11.2
Telecommunication Services	12.0	14.3
Energy	11.0	11.1
Materials	10.6	16.2
Industrials	9.1	3.8
Consumer Staples	3.3	5.4
Health Care	2.3	1.0
Utilities	1.2	1.8

Semiannual Report

Emerging Markets

Investments April 30, 2005 (Audited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (Note 1)
Argentina - 0.5%
Inversiones y Representaciones SA sponsored GDR (a)(d)	287,000	$ 3,231,620
Nortel Inversora S A ADR (a)	180,900	1,492,425
TOTAL ARGENTINA		4,724,045
Austria - 1.7%
Bank Austria Creditanstalt AG	88,218	8,185,985
Raiffeisen International Bank Holding AG	107,700	5,598,752
voestalpine AG	26,200	1,787,624
TOTAL AUSTRIA		15,572,361
Bermuda - 1.6%
Aquarius Platinum Ltd. (Australia)	414,600	1,942,816
Central European Media Enterprises Ltd. Class A (a)	206,300	9,489,800
GOME Electrical Appliances Holdings Ltd.	3,130,700	3,052,304
TOTAL BERMUDA		14,484,920
Brazil - 10.3%
Aracruz Celulose SA (PN-B) sponsored ADR	62,100	1,906,470
Banco Bradesco SA (PN)	347,600	10,691,260
Banco Itau Holding Financeira SA (PN)	39,410	6,764,461
Caemi Mineracao E Metalurgia SA (PN)	4,174,000	3,219,023
Centrais Electricas Brasileiras (Electrobras) SA (PN-B)	145,273,900	1,898,874
Companhia Vale do Rio Doce (PN-A) sponsored ADR (non-vtg.)	797,900	18,511,280
Diagnosticos da America SA	242,600	2,676,899
Gerdau SA sponsored ADR (d)	377,160	3,677,310
Natura Cosmeticos SA	168,900	5,076,686
NET Servicos de Communicacao SA sponsored ADR	493,200	1,159,020
Petroleo Brasileiro SA Petrobras:
(PN)	130,000	4,776,350
(PN) sponsored ADR (non-vtg.)	400,000	14,700,000
sponsored ADR	115,800	4,855,494
Uniao de Bancos Brasileiros SA (Unibanco):
unit	208,600	1,384,342
GDR	64,800	2,150,712
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	344,900	6,928,009
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	414,150	4,551,509
TOTAL BRAZIL		94,927,699
Canada - 0.4%
PetroKazakhstan, Inc. Class A	143,000	4,141,074

	Shares	Value (Note 1)
Cayman Islands - 0.3%
Kingboard Chemical Holdings Ltd.	312,500	$ 930,060
Lifestyle International Holdings Ltd.	1,272,000	1,990,764
TOTAL CAYMAN ISLANDS		2,920,824
Chile - 0.3%
Lan Chile SA sponsored ADR	65,600	2,315,680
China - 1.5%
Beijing Capital International Airport Co. Ltd. (H Shares)	5,291,800	1,849,876
China International Marine Containers Co. Ltd. (B Shares)	1,544,906	2,293,022
China Petroleum & Chemical Corp. (H Shares)	17,857,600	6,998,393
Guangdong Kelon Electrical Holdings Ltd. Series H (a)	4,631,000	701,019
Xinao Gas Holdings Ltd.	3,858,000	2,239,513
TOTAL CHINA		14,081,823
Czech Republic - 0.9%
Ceske Energeticke Zavody AS	357,500	6,108,472
Philip Morris CR AS	3,300	2,266,282
TOTAL CZECH REPUBLIC		8,374,754
Egypt - 3.3%
Commercial International Bank Ltd. sponsored GDR	240,100	1,884,785
Lecico Egypt S.A.E. GDR (e)	81,500	1,426,250
Misr International Bank Sae GDR	69,400	235,960
Orascom Construction Industries SAE GDR	157,134	6,929,609
Orascom Telecom SAE GDR (a)	487,066	19,969,706
TOTAL EGYPT		30,446,310
Hong Kong - 2.5%
Chaoda Modern Agriculture (Holdings) Ltd.	16,325,500	6,492,335
China Overseas Land & Investment Ltd.	22,209,200	4,587,029
Golden Meditech Co. Ltd.	6,232,000	1,215,189
Kerry Properties Ltd.	1,256,500	2,748,271
Midland Realty Holdings Ltd.	7,147,200	4,492,672
Television Broadcasts Ltd.	705,900	3,549,784
TOTAL HONG KONG		23,085,280
Hungary - 1.1%
OTP Bank Rt.	334,900	10,250,562
India - 3.5%
Bank of India	2,255,600	4,253,595
Bharat Forge Ltd.	48,216	1,439,375
Crompton Greaves Ltd.	226,513	2,302,943
ITC Ltd.	100	3,310
Larsen & Toubro Ltd.	191,142	4,254,153
Mphasis BFL Ltd.	342,553	1,735,244
Oil & Natural Gas Corp. Ltd.	237,599	4,437,953
Common Stocks - continued
	Shares	Value (Note 1)
India - continued
Reliance Industries Ltd.	600,769	$ 7,304,538
State Bank of India	432,374	6,359,173
TOTAL INDIA		32,090,284
Indonesia - 1.3%
PT Astra International Tbk	2,617,200	2,885,204
PT Bank Central Asia Tbk	12,076,000	3,880,212
PT Bank Danamon Indonesia Tbk Series A	5,290,000	2,570,371
PT Telkomunikasi Indonesia Tbk Series B	6,426,100	2,870,588
TOTAL INDONESIA		12,206,375
Israel - 4.8%
Bank Hapoalim BM (Reg.)	2,425,045	8,327,597
Bank Leumi le-Israel BM	700,671	1,978,101
ECI Telecom Ltd. (a)	277,200	1,932,084
ECtel Ltd. (a)	122,700	426,996
Koor Industries Ltd. sponsored ADR (a)(d)	225,100	2,662,933
M-Systems Flash Disk Pioneers Ltd. (a)	201,600	3,820,320
Nice Systems Ltd. sponsored ADR (a)	76,200	2,679,954
RADWARE Ltd. (a)	205,300	4,489,911
Teva Pharmaceutical Industries Ltd. sponsored ADR	560,000	17,494,400
TOTAL ISRAEL		43,812,296
Korea (South) - 21.5%
Asiana Airlines, Inc. (a)	467,823	1,764,130
CJ Home Shopping	76,950	5,996,402
Core Logic, Inc.	24,636	872,180
Daegu Bank Co. Ltd.	528,670	3,976,555
Daelim Industrial Co.	160,690	7,945,054
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	444,850	7,941,357
Handsome Co. Ltd.	187,820	2,128,538
Hanjin Shipping Co. Ltd.	61,300	1,678,357
Hyundai Heavy Industries Co. Ltd.	71,010	3,610,676
Hyundai Mipo Dockyard Co. Ltd.	144,770	9,219,628
Hyundai Mobis	73,760	4,800,945
Hyundai Motor Co.	230,220	12,444,943
Hyundai Securities Co. Ltd. (a)	632,800	3,465,135
Industrial Bank of Korea	546,200	4,710,980
Interflex Co. Ltd.	45,517	712,130
Kia Motors Corp.	483,920	5,993,791
Korean Air Co. Ltd. (a)	98,450	1,811,811
Kumho Tire Co., Inc. GDR (e)	104,200	718,980
Kyeryong Construction Industrial Co. Ltd.	133,600	3,061,637
LG Chemical Ltd.	82,240	3,121,836
LG Electronics, Inc.	246,730	16,455,258
LG Engineering & Construction Co. Ltd.	173,190	5,202,124
NCsoft Corp. (a)	18,110	1,391,260
POSCO	63,480	11,427,796
Pyung Hwa Industrial Co.	215,620	988,249

	Shares	Value (Note 1)
S-Oil Corp.	87,290	$ 6,058,034
Samsung Electronics Co. Ltd.	129,165	58,552,351
Samsung SDI Co. Ltd.	46,140	4,507,105
Shinhan Financial Group Co. Ltd.	267,720	6,913,837
TOTAL KOREA (SOUTH)		197,471,079
Lebanon - 0.2%
Solidere GDR (a)	198,700	1,937,325
Luxembourg - 0.8%
Orco Property Group (d)	31,100	1,664,746
Tenaris SA sponsored ADR	92,200	5,269,230
TOTAL LUXEMBOURG		6,933,976
Malaysia - 0.3%
Malakoff BHD	306,700	593,222
Southern Bank BHD (For. Reg.)	2,230,900	1,902,136
TOTAL MALAYSIA		2,495,358
Mexico - 7.1%
America Movil SA de CV Series L sponsored ADR	496,800	24,666,120
Cemex SA de CV sponsored ADR	324,300	11,674,800
Grupo Aeroportuario del Sureste SA de CV Series B ADR	65,300	1,930,268
Grupo Mexico SA de CV Series B (a)	1,232,643	5,759,774
Grupo Televisa SA de CV sponsored ADR	115,400	6,483,172
Industrias Penoles SA de CV	416,100	1,957,108
Sare Holding SA de CV Series B (a)	1,719,500	1,127,597
Urbi, Desarrollos Urbanos, SA de CV	1,007,500	4,779,740
Wal-Mart de Mexico SA de CV Series V	1,814,037	6,725,705
TOTAL MEXICO		65,104,284
Panama - 0.2%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	109,600	2,070,344
Philippines - 1.4%
Ayala Land, Inc.	17,269,800	2,491,297
Philippine Long Distance Telephone Co.	373,200	9,524,986
SM Investments Corp.	199,660	923,155
TOTAL PHILIPPINES		12,939,438
Russia - 4.7%
Lukoil Oil Co. sponsored ADR	81,500	11,043,250
Mobile TeleSystems OJSC sponsored ADR	221,600	7,445,760
OAO Gazprom sponsored ADR	122,400	4,131,000
Pharmacy Chain 36.6 Jsc (a)	12,170	278,693
RBC Information Systems Jsc (a)	289,900	1,072,630
Seventh Continent (a)	78,900	990,195
Sistema Jsfc sponsored GDR (a)(e)	99,000	1,534,500
Surgutneftegaz JSC sponsored ADR	231,361	12,667,015
Common Stocks - continued
	Shares	Value (Note 1)
Russia - continued
Vimpel Communications sponsored ADR (a)	94,200	$ 3,082,224
VSMPO-Avisma Corp. (a)	12,100	1,282,600
TOTAL RUSSIA		43,527,867
South Africa - 12.0%
ABSA Group Ltd.	889,195	11,359,503
Aeci Ltd.	289,400	1,969,726
Aflease Gold & Uranium Resources Ltd. (a)	2,963,489	1,776,147
African Bank Investments Ltd.	3,314,926	8,818,030
Barloworld Ltd.	304,500	4,600,000
Edgars Consolidated Stores Ltd.	191,539	7,894,300
Harmony Gold Mining Co. Ltd.	482,507	3,025,319
Impala Platinum Holdings Ltd.	55,066	4,566,228
JD Group Ltd.	479,100	4,916,872
Lewis Group Ltd.	347,800	2,021,695
Massmart Holdings Ltd.	267,455	1,927,960
MTN Group Ltd.	2,399,800	16,983,806
Naspers Ltd. sponsored ADR	40,000	4,600,800
Sanlam Ltd.	1,494,922	2,820,469
Sasol Ltd.	511,175	12,002,960
Standard Bank Group Ltd.	1,106,600	11,035,110
Steinhoff International Holdings Ltd.	1,849,700	3,918,084
Telkom SA Ltd.	341,514	5,933,035
TOTAL SOUTH AFRICA		110,170,044
Taiwan - 8.9%
Acer, Inc.	3,073,000	5,036,415
Cathay Financial Holding Co. Ltd.	4,009,000	7,250,592
Chinatrust Financial Holding Co.	5,466,804	6,256,026
Chipbond Technology Corp.	1,477,000	1,810,791
Delta Electronics, Inc.	3,534,800	5,657,490
E.Sun Financial Holdings Co. Ltd.	3,098,000	2,528,777
Evergreen Marine Corp.	3,367,000	3,222,577
Far EasTone Telecommunications Co. Ltd.	4,425,500	5,425,629
First Financial Holding Co. Ltd. (a)	6,119,000	4,720,483
Formosa Chemicals & Fibre Corp.	2,367,000	4,818,860
High Tech Computer Corp.	559,000	3,927,673
Hon Hai Precision Industries Co. Ltd.	2,155,797	10,247,627
Polaris Securities Co. Ltd.	4,254,971	1,859,166
Taiwan Semiconductor Manufacturing Co. Ltd.	11,275,699	18,732,675
TOTAL TAIWAN		81,494,781
Thailand - 1.7%
Advanced Info Service PCL (For. Reg.)	2,007,400	4,834,656
Italian-Thai Development PCL	9,718,200	2,278,954
Siam Cement PCL (For. Reg.)	690,900	4,168,696
Siam Commercial Bank PCL (For. Reg.)	3,726,200	4,439,889
TOTAL THAILAND		15,722,195

	Shares	Value (Note 1)
Turkey - 3.8%
Buyuk Magazacilik AS (a)	691,000	$ 1,162,012
Dogan Yayin Holding AS	2,807,786	6,739,494
Enka Insaat ve Sanayi AS	186,338	2,771,970
Finansbank AS	1,386,430	3,766,227
Koytas Tekstil Sanayi ve Ticaret AS (a)	26,770	0
Petrol Ofisi AS	495,000	1,316,206
Turk Sise ve Cam Fabrikalari AS	419,800	917,134
Turk Traktor ve Ziraat Makinalari AS	285,100	1,372,742
Turkcell Iletisim Hizmet AS sponsored ADR	309,722	4,819,274
Turkiye Garanti Bankasi AS	598,000	2,127,273
Turkiye Is Bankasi AS Series C unit	1,086,235	5,503,383
Yapi ve Kredi Bankasi AS (a)	1,179,929	4,307,610
TOTAL TURKEY		34,803,325
United States of America - 1.4%
Central European Distribution Corp. (a)(d)	185,596	6,889,324
CTC Media, Inc. (f)	93,240	1,400,073
DSP Group, Inc. (a)	112,600	2,713,660
NII Holdings, Inc. (a)	24,700	1,236,729
Zoran Corp. (a)	85,200	901,416
TOTAL UNITED STATES OF AMERICA		13,141,202
TOTAL COMMON STOCKS (Cost $782,488,805)		901,245,505
Nonconvertible Preferred Stocks - 0.4%

Korea (South) - 0.4%
Samsung Electronics Co. Ltd. (Cost $3,955,937)	12,430	3,714,912
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 2.84% (b)	11,527,000	11,527,000
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	8,069,100	8,069,100
TOTAL MONEY MARKET FUNDS (Cost $19,596,100)		19,596,100
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $806,040,842)		924,556,517
NET OTHER ASSETS - (0.5)%		(4,447,925)
NET ASSETS - 100%		$ 920,108,592
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,679,730 or 0.4% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,400,073 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
CTC Media, Inc.	1/26/05	$ 1,400,073
Income Tax Information

At October 31, 2004, the fund had a capital loss carryforward of approximately $427,327,186 of which $19,326,370, $309,415,899, $46,041,026, $40,040,568 and $12,503,323 will expire on October 31, 2006, 2007, 2008, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Emerging Markets

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Audited)

Assets
Investment in securities, at value (including securities loaned of $8,025,270) (cost $806,040,842) - See accompanying schedule		$ 924,556,517
Foreign currency held at value (cost $4,961,195)		4,995,543
Receivable for investments sold		5,439,594
Receivable for fund shares sold		1,341,692
Dividends receivable		2,384,763
Interest receivable		22,087
Prepaid expenses		1,730
Other affiliated receivables		7,807
Other receivables		169,005
Total assets		938,918,738

Liabilities
Payable for investments purchased	$ 7,709,909
Payable for fund shares redeemed	1,989,958
Accrued management fee	569,606
Other affiliated payables	237,801
Other payables and accrued expenses	233,772
Collateral on securities loaned, at value	8,069,100
Total liabilities		18,810,146

Net Assets		$ 920,108,592
Net Assets consist of:
Paid in capital		$ 1,215,232,629
Undistributed net investment income		3,732,772
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(417,379,560)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		118,522,751
Net Assets, for 71,344,866 shares outstanding		$ 920,108,592
Net Asset Value, offering price and redemption price per share ($920,108,592 ÷ 71,344,866 shares)		$ 12.90

Statement of Operations

	Six months ended April 30, 2005 (Audited)

Investment Income
Dividends		$ 11,812,570
Interest		210,821
Security lending		71,740
		12,095,131
Less foreign taxes withheld		(1,130,442)
Total income		10,964,689

Expenses
Management fee	$ 2,961,146
Transfer agent fees	1,089,367
Accounting and security lending fees	190,064
Independent trustees' compensation	2,134
Custodian fees and expenses	518,197
Registration fees	54,157
Audit	86,796
Legal	793
Miscellaneous	11,137
Total expenses before reductions	4,913,791
Expense reductions	(315,336)	4,598,455
Net investment income (loss)		6,366,234
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $23,298)	25,282,796
Foreign currency transactions	(534,128)
Total net realized gain (loss)		24,748,668
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $30,908)	51,597,033
Assets and liabilities in foreign currencies	11,747
Total change in net unrealized appreciation (depreciation)		51,608,780
Net gain (loss)		76,357,448
Net increase (decrease) in net assets resulting from operations		$ 82,723,682

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Audited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,366,234	$ 7,186,891
Net realized gain (loss)	24,748,668	72,957,810
Change in net unrealized appreciation (depreciation)	51,608,780	(19,559,671)
Net increase (decrease) in net assets resulting from operations	82,723,682	60,585,030
Distributions to shareholders from net investment income	(5,999,282)	(5,261,351)
Share transactions Proceeds from sales of shares	387,787,356	349,686,058
Reinvestment of distributions	5,785,646	4,973,151
Cost of shares redeemed	(155,342,731)	(237,151,194)
Net increase (decrease) in net assets resulting from share transactions	238,230,271	117,508,015
Redemption fees	603,519	790,209
Total increase (decrease) in net assets	315,558,190	173,621,903

Net Assets
Beginning of period	604,550,402	430,928,499
End of period (including undistributed net investment income of $3,732,772 and undistributed net investment income of $3,365,820, respectively)	$ 920,108,592	$ 604,550,402
Other Information Shares
Sold	29,338,171	31,618,832
Issued in reinvestment of distributions	485,074	482,623
Redeemed	(11,958,588)	(22,532,170)
Net increase (decrease)	17,864,657	9,569,285

Financial Highlights

	Six months ended April 30, 2005	Years ended October 31,
	(Audited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.30	$ 9.81	$ 7.03	$ 6.52	$ 8.71	$ 9.35
Income from Investment Operations
Net investment income (loss)E	.10	.14	.10	.06G	.06	.02F
Net realized and unrealized gain (loss)	1.60	1.46	2.73	.47	(2.22)	(.68)
Total from investment operations	1.70	1.60	2.83	.53	(2.16)	(.66)
Distributions from net investment income	(.11)	(.12)	(.05)	(.03)	(.03)	-
Redemption fees added to paid in capitalE	.01	.01	-I	.01	-I	.02
Net asset value, end of period	$ 12.90	$ 11.30	$ 9.81	$ 7.03	$ 6.52	$ 8.71
Total ReturnB, C, D	15.17%	16.48%	40.50%	8.25%	(24.87)%	(6.84)%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.20%A	1.23%	1.36%	1.44%	1.54%	1.39%
Expenses net of voluntary waivers, if any	1.20%A	1.23%	1.36%	1.44%	1.54%	1.39%
Expenses net of all reductions	1.12%A	1.18%	1.36%	1.39%	1.45%	1.35%
Net investment income (loss)	1.55%A	1.27%	1.31%	.73%	.78%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 920,109	$ 604,550	$ 430,928	$ 263,729	$ 204,164	$ 304,445
Portfolio turnover rate	75%A	112%	105%	120%	113%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.02 per share. G Investment income per share reflects a special dividend which amounted to $.01 per share. H Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Europe

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2005
France	18.4%
Germany	16.0%
Switzerland	10.3%
Italy	10.2%
Russia	7.7%
United States of America	5.7%
Netherlands	5.3%
Belgium	5.0%
United Kingdom	4.6%
Other	16.8%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2004
France	23.0%
Italy	12.9%
Switzerland	11.9%
Germany	7.8%
Russia	7.7%
United States of America	6.4%
Netherlands	5.4%
South Africa	4.9%
Spain	4.5%
Other	15.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.4	97.0
Short-Term Investments and Net Other Assets	3.6	3.0
Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Antena 3 Television SA (Spain, Media)	4.4	4.5
Sanofi-Aventis (France, Pharmaceuticals)	4.1	2.9
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	3.6	4.9
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	3.4	0.0
Dassault Systemes SA (France, Software)	3.3	2.9
SAP AG (Germany, Software)	3.2	2.9
Deutsche Boerse AG (Germany, Diversified Financial Services)	3.1	0.0
Compagnie Financiere Richemont unit (Switzerland, Textiles, Apparel & Luxury Goods)	3.1	3.8
Euronext NV (Netherlands, Diversified Financial Services)	3.0	3.0
Total SA Series B (France, Oil & Gas)	3.0	2.0
	34.2
Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.7	26.2
Consumer Discretionary	15.8	26.8
Health Care	12.4	8.4
Industrials	11.6	8.8
Telecommunication Services	8.9	7.8
Energy	8.3	7.7
Information Technology	7.4	5.8
Consumer Staples	2.3	2.6
Utilities	0.0	2.9

Semiannual Report

Europe

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value (Note 1)
Belgium - 5.0%
Belgacom SA	1,466,500	$ 56,452,434
KBC Groupe SA (d)	791,000	62,964,843
TOTAL BELGIUM		119,417,277
France - 18.4%
Air France KLM (Reg.) (d)	4,102,624	64,888,517
Carrefour SA (d)	1,038,000	50,587,611
Dassault Systemes SA	1,651,506	77,782,858
Financiere Marc de Lacharriere SA (Fimalac)	467,981	22,016,706
Renault SA	660,600	55,546,718
Sanofi-Aventis	1,108,748	98,390,304
Total SA Series B	320,800	71,159,856
TOTAL FRANCE		440,372,570
Germany - 14.2%
Allianz AG (Reg.) (d)	380,700	45,684,000
Deutsche Boerse AG	979,300	74,326,580
Deutsche Post AG	2,116,900	49,933,559
Infineon Technologies AG (a)	2,477,600	20,811,840
Premiere AG	1,815,918	70,398,765
SAP AG	491,500	77,519,380
TOTAL GERMANY		338,674,124
Italy - 8.1%
Autostrade Spa	1,397,783	37,021,967
Banca Popolare di Milano (d)	5,491,680	52,336,233
Mediobanca Spa	2,822,098	46,663,485
Pirelli & C. Real Estate Spa	1,045,757	58,168,799
TOTAL ITALY		194,190,484
Netherlands - 5.3%
Efes Breweries International NV GDR	114,800	3,616,200
Euronext NV	2,199,344	72,801,053
Rodamco Europe NV	654,352	49,748,828
TOTAL NETHERLANDS		126,166,081
Poland - 4.2%
Polski Koncern Naftowy Orlen SA	4,171,643	57,248,757
Powszechna Kasa Oszczednosci Bank SA	5,791,400	43,825,495
TOTAL POLAND		101,074,252
Russia - 7.7%
Mobile TeleSystems OJSC:
GDR (Reg. S)	1,382,164	46,786,251
sponsored ADR	661,900	22,239,840
Surgutneftegaz JSC sponsored ADR	1,978,557	69,150,567
UBS AG London Branch warrants 11/1/05 (a)	56,811	45,396,326
TOTAL RUSSIA		183,572,984

	Shares	Value (Note 1)
South Africa - 3.6%
MTN Group Ltd.	12,217,848	$ 86,467,857
Spain - 4.4%
Antena 3 Television SA	5,188,720	104,521,944
Sweden - 2.0%
Skandia Foersaekrings AB	10,198,000	48,318,792
Switzerland - 10.3%
ABB Ltd. (Reg.) (a)	10,631,448	66,280,267
Compagnie Financiere Richemont unit	2,454,715	73,511,077
Roche Holding AG (participation certificate)	552,440	67,015,463
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	60,021	40,816,388
TOTAL SWITZERLAND		247,623,195
Turkey - 2.6%
Turkiye Garanti Bankasi AS	17,614,845	62,661,504
United Kingdom - 4.6%
AstraZeneca PLC (United Kingdom)	1,823,100	80,125,245
Signet Group PLC	15,084,405	29,350,311
TOTAL UNITED KINGDOM		109,475,556
United States of America - 2.1%
Synthes, Inc.	435,675	49,648,949
TOTAL COMMON STOCKS (Cost $1,955,957,856)		2,212,185,569
Nonconvertible Preferred Stocks - 3.9%

Germany - 1.8%
Porsche AG (non-vtg.)	65,745	42,831,044
Italy - 2.1%
Banca Intesa Spa (Risp)	11,357,397	49,299,308
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $56,819,650)		92,130,352
Money Market Funds - 6.7%

Fidelity Cash Central Fund, 2.84% (b)	30,946,030	30,946,030
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	128,653,126	128,653,126
TOTAL MONEY MARKET FUNDS (Cost $159,599,156)		159,599,156
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $2,172,376,662)		2,463,915,077
NET OTHER ASSETS - (3.1)%		(72,941,184)
NET ASSETS - 100%		$ 2,390,973,893
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $93,906,199 all of which will expire on October 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Europe

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $122,550,576) (cost $2,172,376,662) - See accompanying schedule		$ 2,463,915,077
Receivable for investments sold		53,326,296
Receivable for fund shares sold		3,306,369
Dividends receivable		3,151,210
Interest receivable		96,034
Prepaid expenses		5,069
Other affiliated receivables		455
Other receivables		1,304,433
Total assets		2,525,104,943

Liabilities
Payable for fund shares redeemed	$ 3,084,337
Accrued management fee	1,580,910
Other affiliated payables	580,240
Other payables and accrued expenses	232,437
Collateral on securities loaned, at value	128,653,126
Total liabilities		134,131,050

Net Assets		$ 2,390,973,893
Net Assets consist of:
Paid in capital		$ 1,970,035,942
Undistributed net investment income		5,031,679
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		124,299,784
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		291,606,488
Net Assets, for 70,183,835 shares outstanding		$ 2,390,973,893
Net Asset Value, offering price and redemption price per share ($2,390,973,893 ÷ 70,183,835 shares)		$ 34.07

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 18,180,193
Interest		650,751
Security lending		1,010,822
		19,841,766
Less foreign taxes withheld		(2,655,445)
Total income		17,186,321

Expenses
Management fee Basic fee	$ 8,145,902
Performance adjustment	371,879
Transfer agent fees	2,802,819
Accounting and security lending fees	481,211
Independent trustees' compensation	5,904
Custodian fees and expenses	627,002
Registration fees	75,229
Audit	38,393
Legal	2,517
Interest	3,518
Miscellaneous	9,617
Total expenses before reductions	12,563,991
Expense reductions	(894,401)	11,669,590
Net investment income (loss)		5,516,731
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	226,075,318
Foreign currency transactions	(468,389)
Total net realized gain (loss)		225,606,929
Change in net unrealized appreciation (depreciation) on: Investment securities	4,423,540
Assets and liabilities in foreign currencies	(28,893)
Total change in net unrealized appreciation (depreciation)		4,394,647
Net gain (loss)		230,001,576
Net increase (decrease) in net assets resulting from operations		$ 235,518,307

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Europe
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,516,731	$ 5,035,844
Net realized gain (loss)	225,606,929	289,718,773
Change in net unrealized appreciation (depreciation)	4,394,647	61,249,846
Net increase (decrease) in net assets resulting from operations	235,518,307	356,004,463
Distributions to shareholders from net investment income	(5,654,760)	(15,656,206)
Distributions to shareholders from net realized gain	(5,026,446)	-
Total distributions	(10,681,206)	(15,656,206)
Share transactions Proceeds from sales of shares	472,761,227	423,185,947
Reinvestment of distributions	10,481,613	15,242,825
Cost of shares redeemed	(162,633,126)	(216,598,289)
Net increase (decrease) in net assets resulting from share transactions	320,609,714	221,830,483
Redemption fees	86,653	70,412
Total increase (decrease) in net assets	545,533,468	562,249,152
Net Assets
Beginning of period	1,845,440,425	1,283,191,273
End of period (including undistributed net investment income of $5,031,679 and undistributed net investment income of $5,169,708, respectively)	$ 2,390,973,893	$ 1,845,440,425
Other Information Shares
Sold	13,957,064	15,357,591
Issued in reinvestment of distributions	318,978	579,135
Redeemed	(4,766,953)	(7,925,889)
Net increase (decrease)	9,509,089	8,010,837

Financial Highlights

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 30.42	$ 24.37	$ 18.31	$ 22.68	$ 34.88	$ 34.09
Income from Investment Operations
Net investment income (loss)F	.08	.09	.29	.12G	.12	.20
Net realized and unrealized gain (loss)	3.74	6.25	5.91	(4.25)	(8.11)	2.70
Total from investment operations	3.82	6.34	6.20	(4.13)	(7.99)	2.90
Distributions from net investment income	(.09)	(.29)	(.14)	(.24)	(.12)	(.18)
Distributions from net realized gain	(.08)	-	-	-	(4.09)	(1.94)
Total distributions	(.17)	(.29)	(.14)	(.24)	(4.21)	(2.12)
Redemption fees added to paid in capitalF	-J	-J	-J	-J	-J	.01
Net asset value, end of period	$ 34.07	$ 30.42	$ 24.37	$ 18.31	$ 22.68	$ 34.88
Total ReturnB, C, D, E	12.58%	26.20%	34.09%	(18.49)%	(25.64)%	8.51%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.12%A	1.11%	1.03%	1.20%	1.06%	1.09%
Expenses net of voluntary waivers, if any	1.12%A	1.11%	1.03%	1.20%	1.06%	1.09%
Expenses net of all reductions	1.04%A	1.05%	.98%	1.13%	.99%	1.05%
Net investment income (loss)	.49%A	.32%	1.44%	.52%	.45%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,390,974	$ 1,845,440	$ 1,283,191	$ 875,995	$ 1,059,368	$ 1,425,092
Portfolio turnover rate	86%A	106%	162%	127%	123%	144%I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Total returns do not include the effect of the contingent deferred sales charge. F Calculated based on average shares outstanding during the period. G Investment income per share reflects a special dividend which amounted to $.05 per share. H Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. I The portfolio turnover rate does not include the assets acquired in the merger of Fidelity France, Fidelity Germany and Fidelity United Kingdom Funds. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Europe Capital Appreciation

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2005
United Kingdom	22.9%
Germany	12.6%
France	12.1%
Switzerland	10.0%
United States of America	5.7%
Norway	5.4%
Netherlands	5.3%
Italy	5.3%
Turkey	5.1%
Other	15.6%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2004
United Kingdom	29.6%
France	12.0%
Germany	9.2%
United States of America	8.6%
Netherlands	6.6%
Italy	6.3%
Turkey	3.8%
Switzerland	3.4%
Norway	2.8%
Other	17.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.4	93.1
Short-Term Investments and Net Other Assets	3.6	6.9
Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Total SA sponsored ADR (France, Oil & Gas)	4.4	4.9
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	4.2	2.5
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	2.8	0.0
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	2.8	2.0
ENI Spa (Italy, Oil & Gas)	2.6	1.8
Allianz AG (Reg.) (Germany, Insurance)	2.1	0.0
TANDBERG Television ASA (Norway, Communications Equipment)	2.0	2.8
Bayer AG (Germany, Chemicals)	1.8	0.0
Standard Chartered PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.7	0.0
AstraZeneca PLC sponsored ADR (United Kingdom, Pharmaceuticals)	1.6	0.0
	26.0
Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.2	17.4
Energy	16.0	17.8
Telecommunication Services	13.4	14.7
Consumer Discretionary	11.5	13.2
Health Care	11.2	9.6
Materials	8.1	4.2
Industrials	5.5	3.8
Information Technology	5.4	6.5
Utilities	2.3	3.2
Consumer Staples	1.8	2.7

Semiannual Report

Europe Capital Appreciation

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (Note 1)
Bermuda - 0.4%
Tsakos Energy Navigation Ltd.	46,200	$ 1,769,460
Canada - 1.1%
Eldorado Gold Corp. (a)	893,200	2,129,455
Hydrogenics Corp. (a)	779,500	2,911,471
TOTAL CANADA		5,040,926
Denmark - 0.9%
Novo Nordisk AS Series B	81,900	4,166,970
Finland - 3.4%
F-Secure Oyj (a)(d)	1,095,450	2,704,965
Kemira GrowHow Oyj	334,582	2,913,352
Metso Corp.	226,500	4,121,087
Nokia Corp. sponsored ADR	371,900	5,942,962
TOTAL FINLAND		15,682,366
France - 12.1%
AXA SA (d)	110,000	2,719,200
BNP Paribas SA	80,900	5,351,578
France Telecom SA sponsored ADR	121,300	3,549,238
Lagardere S.C.A. (Reg.)	62,500	4,540,539
Michelin SA (Compagnie Generale des Etablissements) Series B	71,900	4,377,781
Pernod-Ricard	40,339	6,159,969
Renault SA	69,300	5,827,108
Sanofi-Aventis sponsored ADR	81,000	3,593,970
Total SA sponsored ADR	185,600	20,584,896
TOTAL FRANCE		56,704,279
Germany - 11.3%
Adidas-Salomon AG	16,600	2,590,995
Allianz AG (Reg.) (d)	83,300	9,996,000
BASF AG (d)	109,860	7,129,914
Bayer AG (d)	255,300	8,233,425
Bilfinger & Berger Bau AG	54,400	2,559,311
DAB Bank AG	290,761	2,078,329
Deutsche Boerse AG	33,910	2,573,690
E.ON AG (d)	89,600	7,607,040
Linde AG	84,600	5,627,120
MAN AG	100,800	4,261,477
TOTAL GERMANY		52,657,301
Greece - 0.9%
Alpha Bank AE	108,300	3,486,663
Hellenic Petroleum SA	60,130	631,358
TOTAL GREECE		4,118,021
Ireland - 0.5%
C&C Group PLC	626,200	2,563,534
Israel - 0.6%
Emblaze Ltd. (a)	770,300	2,596,935
Italy - 5.3%
Banca Intesa Spa	949,403	4,549,245
ENI Spa	378,581	9,499,354

	Shares	Value (Note 1)
ENI Spa sponsored ADR	22,700	$ 2,847,942
FASTWEB Spa (a)	128,780	5,809,230
Gemina Spa	1,347,779	2,200,006
TOTAL ITALY		24,905,777
Luxembourg - 1.0%
Millicom International Cellular SA unit (a)	266,710	4,771,842
Netherlands - 5.3%
Aegon NV	133,500	1,674,265
Akzo Nobel NV sponsored ADR	65,900	2,704,536
Completel Europe NV (a)	93,655	4,199,191
ING Groep NV (Certificaten Van Aandelen)	186,598	5,114,651
Koninklijke Philips Electronics NV (NY Shares)	218,577	5,418,524
Royal Dutch Petroleum Co. (Hague Registry)	100,300	5,842,475
TOTAL NETHERLANDS		24,953,642
Norway - 5.4%
Ocean RIG ASA (a)(d)	657,900	3,777,841
Petroleum Geo-Services ASA (a)	56,150	3,412,893
Statoil ASA	377,300	6,698,832
TANDBERG ASA (d)	182,700	1,877,591
TANDBERG Television ASA (a)(d)	917,100	9,388,278
TOTAL NORWAY		25,155,435
Poland - 1.2%
Polski Koncern Naftowy Orlen SA	159,500	2,188,868
Powszechna Kasa Oszczednosci Bank SA	469,000	3,549,083
TOTAL POLAND		5,737,951
Russia - 0.9%
Mobile TeleSystems OJSC sponsored ADR	128,400	4,314,240
South Africa - 0.7%
MTN Group Ltd.	148,900	1,053,791
Steinhoff International Holdings Ltd.	1,048,300	2,220,537
TOTAL SOUTH AFRICA		3,274,328
Spain - 2.2%
Banco Bilbao Vizcaya Argentaria SA	167,300	2,589,804
Banco Santander Central Hispano SA	206,400	2,394,240
Telefonica SA sponsored ADR	103,400	5,273,400
TOTAL SPAIN		10,257,444
Sweden - 1.8%
Modern Times Group AB (MTG) (B Shares) (a)	59,200	1,833,674
OMX AB (a)(d)	204,700	2,395,753
Skandia Foersaekrings AB	884,700	4,191,767
TOTAL SWEDEN		8,421,194
Common Stocks - continued
	Shares	Value (Note 1)
Switzerland - 10.0%
ABB Ltd. (Reg.) (a)	1,184,120	$ 7,382,230
Actelion Ltd. (Reg.) (a)(d)	28,837	3,105,959
Baloise Holdings AG (Reg.)	39,552	2,031,456
Credit Suisse Group (Reg.) (d)	131,690	5,546,783
Novartis AG:
(Reg.)	225,682	10,997,484
sponsored ADR	46,400	2,261,072
Phonak Holding AG	155,600	5,454,980
Syngenta AG (Switzerland)	69,053	7,192,520
UBS AG (NY Shares)	37,300	2,995,190
TOTAL SWITZERLAND		46,967,674
Turkey - 5.1%
Akenerji Elektrik Uretimi Otoproduktor Grubu AS	853,452	3,097,328
Petkim Petrokimya Holding AS (a)	541,865	1,962,630
Petrol Ofisi AS	1,116,178	2,967,919
Turkcell Iletisim Hizmet AS sponsored ADR	354,753	5,519,957
Turkiye Garanti Bankasi AS	1,016,497	3,615,997
Yapi ve Kredi Bankasi AS (a)	1,786,000	6,520,216
TOTAL TURKEY		23,684,047
United Kingdom - 22.9%
Amlin PLC	1,404,869	4,560,357
AstraZeneca PLC sponsored ADR	174,800	7,682,460
Autonomy Corp. PLC (a)	257,200	1,000,888
Axis Shield PLC (a)	385,175	1,947,828
BAE Systems PLC	851,000	4,184,643
Barratt Developments PLC	148,400	1,701,038
BG Group PLC	608,600	4,751,362
British Land Co. PLC	326,600	5,146,745
BT Group PLC	1,298,200	5,000,666
Chaucer Holdings PLC	3,704,500	3,996,509
Easynet Group PLC (a)	818,400	1,348,016
Expro International Group PLC	167,900	1,407,029
George Wimpey PLC	380,000	2,853,204
GlaxoSmithKline PLC	274,100	6,927,877
GlaxoSmithKline PLC sponsored ADR	120,200	6,076,110
ITV PLC	2,079,359	4,847,056
Maiden Group PLC	175,500	764,097
Prudential PLC	270,000	2,444,696
Shell Transport & Trading Co. PLC ADR	54,800	2,952,076
Standard Chartered PLC (United Kingdom)	448,000	8,112,767
Ted Baker PLC	461,475	4,093,935
Vodafone Group PLC	4,576,600	11,963,232
Vodafone Group PLC sponsored ADR	278,900	7,290,446
William Hill PLC	375,453	3,894,973
Wilson Bowden PLC	103,500	2,133,474
TOTAL UNITED KINGDOM		107,081,484

	Shares	Value (Note 1)
United States of America - 2.1%
Forest Oil Corp. (a)	152,900	$ 5,891,237
Telewest Global, Inc. (a)	206,361	3,825,933
TOTAL UNITED STATES OF AMERICA		9,717,170
TOTAL COMMON STOCKS (Cost $428,875,524)		444,542,020
Nonconvertible Preferred Stocks - 1.3%

Germany - 1.3%
Porsche AG (non-vtg.) (Cost $5,916,304)	9,132	5,949,245
Money Market Funds - 14.6%

Fidelity Cash Central Fund, 2.84% (b)	6,909,485	6,909,485
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	61,678,596	61,678,596
TOTAL MONEY MARKET FUNDS (Cost $68,588,081)		68,588,081
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.86%, dated 4/29/05 due 5/2/05) (Cost $2,406,000)	$ 2,406,574	2,406,000
TOTAL INVESTMENT PORTFOLIO - 111.5% (Cost $505,785,909)		521,485,346
NET OTHER ASSETS - (11.5)%		(53,945,592)
NET ASSETS - 100%		$ 467,539,754
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $18,785,243 all of which will expire on October 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Europe Capital Appreciation

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $58,822,650 and repurchase agreements of $2,406,000) (cost $505,785,909) - See accompanying schedule		$ 521,485,346
Cash		604
Receivable for investments sold		25,361,628
Receivable for fund shares sold		390,635
Dividends receivable		1,251,992
Interest receivable		19,894
Prepaid expenses		1,236
Other affiliated receivables		93
Other receivables		310,808
Total assets		548,822,236

Liabilities
Payable for investments purchased	$ 18,753,811
Payable for fund shares redeemed	453,781
Accrued management fee	218,089
Other affiliated payables	111,476
Other payables and accrued expenses	66,729
Collateral on securities loaned, at value	61,678,596
Total liabilities		81,282,482

Net Assets		$ 467,539,754
Net Assets consist of:
Paid in capital		$ 405,593,762
Undistributed net investment income		4,003,611
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		42,231,861
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,710,520
Net Assets, for 22,128,178 shares outstanding		$ 467,539,754
Net Asset Value, offering price and redemption price per share ($467,539,754 ÷ 22,128,178 shares)		$ 21.13

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 5,625,425
Interest		179,767
Security lending		319,964
		6,125,156
Less foreign taxes withheld		(585,979)
Total income		5,539,177

Expenses
Management fee Basic fee	$ 1,664,107
Performance adjustment	(211,226)
Transfer agent fees	527,076
Accounting and security lending fees	118,082
Independent trustees' compensation	1,191
Custodian fees and expenses	133,133
Registration fees	16,761
Audit	27,940
Legal	528
Miscellaneous	2,362
Total expenses before reductions	2,279,954
Expense reductions	(308,470)	1,971,484
Net investment income (loss)		3,567,693
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	62,483,486
Foreign currency transactions	(117,667)
Total net realized gain (loss)		62,365,819
Change in net unrealized appreciation (depreciation) on: Investment securities	(31,161,625)
Assets and liabilities in foreign currencies	3,614
Total change in net unrealized appreciation (depreciation)		(31,158,011)
Net gain (loss)		31,207,808
Net increase (decrease) in net assets resulting from operations		$ 34,775,501

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,567,693	$ 2,887,463
Net realized gain (loss)	62,365,819	67,679,530
Change in net unrealized appreciation (depreciation)	(31,158,011)	(16,298,996)
Net increase (decrease) in net assets resulting from operations	34,775,501	54,267,997
Distributions to shareholders from net investment income	(3,546,592)	(4,908,750)
Distributions to shareholders from net realized gain	(1,251,738)	-
Total distributions	(4,798,330)	(4,908,750)
Share transactions Proceeds from sales of shares	72,485,807	89,528,778
Reinvestment of distributions	4,494,786	4,561,606
Cost of shares redeemed	(46,788,996)	(130,168,755)
Net increase (decrease) in net assets resulting from share transactions	30,191,597	(36,078,371)
Redemption fees	9,094	65,769
Total increase (decrease) in net assets	60,177,862	13,346,645
Net Assets
Beginning of period	407,361,892	394,015,247
End of period (including undistributed net investment income of $4,003,611 and undistributed net investment income of $3,982,510, respectively)	$ 467,539,754	$ 407,361,892
Other Information Shares
Sold	3,341,836	4,555,418
Issued in reinvestment of distributions	217,455	254,554
Redeemed	(2,183,967)	(6,880,267)
Net increase (decrease)	1,375,324	(2,070,295)

Financial Highlights

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 19.63	$ 17.26	$ 13.85	$ 15.43	$ 19.58	$ 18.64
Income from Investment Operations
Net investment income (loss)E	.17	.13H	.14	.19	.16	.14
Net realized and unrealized gain (loss)	1.56	2.46	3.46	(1.60)	(3.33)	1.39
Total from investment operations	1.73	2.59	3.60	(1.41)	(3.17)	1.53
Distributions from net investment income	(.17)	(.22)	(.19)	(.17)	(.11)	(.13)
Distributions from net realized gain	(.06)	-	-	-	(.87)	(.47)
Total distributions	(.23)	(.22)	(.19)	(.17)	(.98)	(.60)
Redemption fees added to paid in capitalE	-G	-G	-G	-G	-G	.01
Net asset value, end of period	$ 21.13	$ 19.63	$ 17.26	$ 13.85	$ 15.43	$ 19.58
Total ReturnB, C, D	8.84%	15.13%	26.36%	(9.29)%	(16.97)%	8.19%
Ratios to Average Net AssetsF
Expenses before expense reductions	.99%A	1.22%	1.39%	1.37%	1.26%	1.09%
Expenses net of voluntary waivers, if any	.99%A	1.22%	1.39%	1.37%	1.26%	1.09%
Expenses net of all reductions	.86%A	1.15%	1.32%	1.32%	1.21%	1.04%
Net investment income (loss)	1.55%A	.69%H	.94%	1.18%	.90%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 467,540	$ 407,362	$ 394,015	$ 424,006	$ 406,771	$ 643,150
Portfolio turnover rate	193%A	119%	184%	121%	67%	156%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G Amount represents less than $.01 per share. H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been ..65%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Japan

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2005
Japan	99.4%
United States of America	0.6%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2004
Japan	98.7%
United States of America	1.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.4	98.7
Short-Term Investments and Net Other Assets	0.6	1.3
Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	3.5	4.2
Mizuho Financial Group, Inc. (Commercial Banks)	3.2	3.6
Casio Computer Co. Ltd. (Household Durables)	3.1	2.9
Toyota Motor Corp. (Automobiles)	2.8	5.3
Nintendo Co. Ltd. (Software)	2.7	2.8
Nippon Oil Corp. (Oil & Gas)	2.6	2.3
JGC Corp. (Construction & Engineering)	2.5	0.0
Teijin Ltd. (Chemicals)	2.5	2.3
Ito Yokado Ltd. (Food & Staples Retailing)	2.4	0.0
The Daimaru, Inc. (Multiline Retail)	2.3	2.1
	27.6
Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	29.3	32.2
Financials	18.3	17.5
Information Technology	16.1	16.1
Industrials	10.0	13.3
Materials	9.3	8.9
Consumer Staples	5.6	1.8
Health Care	5.5	4.4
Energy	5.3	4.5
Telecommunication Services	0.0	0.0

Semiannual Report

Japan

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 29.3%
Auto Components - 2.0%
Bridgestone Corp.	11,000	$ 211,397
Exedy Corp.	20,600	345,003
NOK Corp.	47,000	1,230,472
Press Kogyo Co. Ltd. (d)	725,000	2,482,356
Riken Corp. (d)	519,000	2,425,465
Stanley Electric Co. Ltd.	248,700	4,041,820
Sumitomo Rubber Industries Ltd.	240,000	2,339,342
Tokai Rika Co. Ltd. (d)	82,700	1,351,910
		14,427,765
Automobiles - 4.8%
Honda Motor Co. Ltd.	24,100	1,161,620
Mazda Motor Corp. (d)	3,843,000	13,598,025
Toyota Motor Corp.	543,700	19,766,213
		34,525,858
Hotels, Restaurants & Leisure - 1.0%
H.I.S. Co. Ltd.	106,200	2,435,966
Taito Corp. (d)	1,327	1,974,363
Yoshinoya D&C Co. Ltd. (d)	1,646	2,621,669
		7,031,998
Household Durables - 7.9%
Casio Computer Co. Ltd.	1,654,100	22,669,925
Matsushita Electric Industrial Co. Ltd.	526,000	7,705,900
Sekisui Chemical Co. Ltd.	1,749,000	12,677,539
Sony Corp. (d)	280,900	10,311,839
Sumitomo Forestry Co. Ltd.	397,000	3,608,402
		56,973,605
Internet & Catalog Retail - 1.2%
Rakuten, Inc. (d)	10,124	8,487,359
Leisure Equipment & Products - 3.3%
Bandai Co. Ltd.	187,600	4,285,188
Fuji Photo Film Co. Ltd.	151,300	5,003,491
Mizuno Corp.	17,000	80,582
Nidec Copal Corp.	800	10,423
Sega Sammy Holdings, Inc. (a)	244,100	14,364,301
		23,743,985
Multiline Retail - 2.9%
Don Quijote Co. Ltd. (d)	69,200	4,223,939
The Daimaru, Inc. (d)	1,853,000	16,276,709
		20,500,648
Specialty Retail - 4.1%
Homac Corp. (d)	25,300	229,474
Otsuka Kagu Ltd. (d)	391,700	11,020,648
Toys R Us Japan Ltd. (d)	190,400	3,077,997
United Arrows Ltd.	29,400	778,112
Yamada Denki Co. Ltd.	291,200	13,997,596
		29,103,827

	Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods - 2.1%
Onward Kashiyama Co. Ltd.	1,004,000	$ 12,907,887
Renown D'urban Holdings, Inc. (a)	200,800	1,884,475
		14,792,362
TOTAL CONSUMER DISCRETIONARY		209,587,407
CONSUMER STAPLES - 5.6%
Beverages - 0.5%
Asahi Breweries Ltd.	299,300	3,816,539
Food & Staples Retailing - 3.4%
Ito Yokado Ltd.	492,700	17,057,710
Matsumotokiyoshi Co. Ltd.	249,900	7,078,712
		24,136,422
Food Products - 0.8%
Hokuto Corp. (d)	53,900	1,011,685
Kibun Food Chemifa Co. Ltd.	178,300	4,310,830
		5,322,515
Household Products - 0.6%
Kao Corp.	35,000	809,490
Uni-Charm Corp.	82,700	3,699,218
		4,508,708
Personal Products - 0.3%
Fancl Corp. (d)	53,700	2,151,073
TOTAL CONSUMER STAPLES		39,935,257
ENERGY - 5.3%
Oil & Gas - 5.3%
INPEX Corp.	69	377,740
Nippon Mining Holdings, Inc.	1,964,000	11,950,710
Nippon Oil Corp.	2,616,000	18,512,846
TonenGeneral Sekiyu KK (a)	658,000	7,034,983
		37,876,279
FINANCIALS - 18.3%
Capital Markets - 3.4%
Nikko Cordial Corp.	2,326,000	10,870,195
Nomura Holdings, Inc.	1,040,400	13,275,503
		24,145,698
Commercial Banks - 9.2%
Juroku Bank Ltd.	184,000	980,982
Mitsui Trust Holdings, Inc.	842,000	8,367,801
Mizuho Financial Group, Inc.	4,923	23,147,724
Nishi-Nippon City Bank Ltd.	815,300	3,226,986
Ogaki Kyoritsu Bank Ltd.	254,000	1,501,955
Sumitomo Mitsui Financial Group, Inc.	3,879	25,083,085
The Keiyo Bank Ltd.	243,000	1,230,644
Tokyo Tomin Bank Ltd. (d)	86,800	2,508,383
		66,047,560
Consumer Finance - 3.1%
Credit Saison Co. Ltd.	210,500	7,207,391
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
Nissin Co. Ltd.	4,371,960	$ 9,882,255
OMC Card, Inc.	29,000	367,582
SFCG Co. Ltd.	18,910	4,865,921
		22,323,149
Insurance - 1.0%
T&D Holdings, Inc.	140,300	6,931,368
Real Estate - 1.6%
Mitsui Fudosan Co. Ltd.	467,000	5,228,974
Sumitomo Realty & Development Co. Ltd.	558,000	6,364,978
		11,593,952
TOTAL FINANCIALS		131,041,727
HEALTH CARE - 5.5%
Health Care Equipment & Supplies - 0.7%
Hogy Medical Co. (d)	93,000	4,275,250
Terumo Corp.	26,000	773,677
		5,048,927
Pharmaceuticals - 4.8%
Astellas Pharma, Inc.	354,997	12,865,890
Sankyo Co. Ltd.	619,900	12,918,278
Takeda Pharamaceutical Co. Ltd.	172,600	8,411,883
		34,196,051
TOTAL HEALTH CARE		39,244,978
INDUSTRIALS - 10.0%
Building Products - 0.4%
Asahi Glass Co. Ltd.	69,000	765,350
Toto Ltd.	277,000	2,361,831
		3,127,181
Commercial Services & Supplies - 1.5%
Benesse Corp.	107,300	3,479,447
Diamond Lease Co. Ltd.	98,300	3,600,114
Riso Kyoiku Co. Ltd. (d)	5,669	597,448
Riso Kyoiku Co. Ltd. New (d)	26,476	2,848,348
		10,525,357
Construction & Engineering - 3.9%
Chiyoda Corp.	504,000	5,672,103
JGC Corp.	1,725,000	17,685,979
Kajima Corp.	1,185,000	4,509,442
		27,867,524
Machinery - 3.8%
Koyo Seiko Co. Ltd. (d)	973,000	13,251,730
Mitsui Engineering & Shipbuilding Co. (d)	3,858,000	8,352,560
Nikkiso Co. Ltd. (d)	675,000	4,036,481
THK Co. Ltd.	67,500	1,265,021
		26,905,792

	Shares	Value (Note 1)
Marine - 0.0%
Mitsui O.S.K. Lines Ltd.	11,000	$ 69,452
Road & Rail - 0.2%
East Japan Railway Co.	260	1,353,934
Trading Companies & Distributors - 0.2%
Itochu Corp. (a)	284,000	1,403,071
Transportation Infrastructure - 0.0%
Kamigumi Co. Ltd.	52,000	406,676
TOTAL INDUSTRIALS		71,658,987
INFORMATION TECHNOLOGY - 16.1%
Computers & Peripherals - 1.6%
Fujitsu Ltd.	2,097,000	11,559,999
Electronic Equipment & Instruments - 4.9%
Hoya Corp.	13,800	1,443,834
Murata Manufacturing Co. Ltd.	13,800	687,039
Nidec Corp.	36,400	4,280,515
Nihon Dempa Kogyo Co. Ltd.	10,400	233,095
Nippon Chemi-con Corp.	279,000	1,585,923
Nippon Electric Glass Co. Ltd.	935,000	14,910,061
Yokogawa Electric Corp.	900,200	11,753,684
		34,894,151
Internet Software & Services - 2.5%
Softbank Corp.	152,900	6,153,915
Yahoo! Japan Corp.	2,561	5,739,962
Yahoo! Japan Corp. New (d)	2,561	5,764,387
		17,658,264
IT Services - 1.4%
ITOCHU TECHNO-SCIENCE Corp. (CTC)	53,700	1,725,980
NTT Data Corp.	710	2,187,220
Otsuka Corp.	62,500	4,744,873
TIS, Inc.	36,400	1,319,218
		9,977,291
Office Electronics - 0.6%
Canon, Inc.	10,300	536,012
Konica Minolta Holdings, Inc.	165,000	1,592,561
Ricoh Co. Ltd.	157,000	2,506,609
		4,635,182
Semiconductors & Semiconductor Equipment - 1.6%
Rohm Co. Ltd.	12,000	1,131,903
Sanken Electric Co. Ltd. (d)	762,000	10,327,153
		11,459,056
Software - 3.5%
Nintendo Co. Ltd.	166,300	18,985,321
Oracle Corp. Japan (d)	71,000	3,101,383
Square Enix Co. Ltd.	78,300	2,628,669
		24,715,373
TOTAL INFORMATION TECHNOLOGY		114,899,316
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 9.3%
Chemicals - 3.9%
JSR Corp.	39,800	$ 804,731
Kaneka Corp.	206,000	2,243,700
Kuraray Co. Ltd.	553,500	5,125,880
Mitsubishi Gas Chemical Co., Inc.	74,000	362,060
Nitto Denko Corp.	29,400	1,606,695
Teijin Ltd.	3,847,000	17,427,992
		27,571,058
Containers & Packaging - 0.2%
Fuji Seal International, Inc.	55,440	1,760,755
Metals & Mining - 5.2%
JFE Holdings, Inc.	154,200	4,279,656
Nippon Steel Corp.	1,749,000	4,437,139
Sumitomo Light Metal Industries Ltd. (d)	1,807,000	3,050,443
Sumitomo Metal Industries Ltd.	1,023,000	1,814,764
Sumitomo Metal Mining Co. Ltd.	2,127,000	14,950,872
Sumitomo Titanium Corp. (d)	42,400	3,623,309
Toho Titanium Co. Ltd. (d)	168,100	5,370,863
		37,527,046
TOTAL MATERIALS		66,858,859
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
NTT DoCoMo, Inc.	5	7,770
NTT DoCoMo, Inc. (e)	28	43,262
		51,032
TOTAL COMMON STOCKS (Cost $667,861,179)		711,153,842
Money Market Funds - 9.9%

Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c) (Cost $70,734,543)	70,734,543	70,734,543
TOTAL INVESTMENT PORTFOLIO - 109.3% (Cost $738,595,722)		781,888,385
NET OTHER ASSETS - (9.3)%		(66,602,893)
NET ASSETS - 100%		$ 715,285,492
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $43,262 or 0.0% of net assets.

Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $72,544,615 of which $60,133,302 and $12,411,313 will expire on October 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Japan

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $67,089,257) (cost $738,595,722) - See accompanying schedule		$ 781,888,385
Receivable for investments sold		3,418,823
Receivable for fund shares sold		691,158
Dividends receivable		4,360,859
Interest receivable		13,421
Prepaid expenses		2,043
Other affiliated receivables		672
Other receivables		84,997
Total assets		790,460,358

Liabilities
Payable to custodian bank	$ 906,698
Payable for investments purchased	2,468,589
Payable for fund shares redeemed	435,615
Accrued management fee	380,181
Other affiliated payables	175,339
Other payables and accrued expenses	73,901
Collateral on securities loaned, at value	70,734,543
Total liabilities		75,174,866

Net Assets		$ 715,285,492
Net Assets consist of:
Paid in capital		$ 715,284,966
Undistributed net investment income		862,364
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(44,207,146)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		43,345,308
Net Assets, for 57,502,449 shares outstanding		$ 715,285,492
Net Asset Value, offering price and redemption price per share ($715,285,492 ÷ 57,502,449 shares)		$ 12.44

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 4,865,224
Interest		74,551
Security lending		649,090
		5,588,865
Less foreign taxes withheld		(340,566)
Total income		5,248,299

Expenses
Management fee Basic fee	$ 2,559,658
Performance adjustment	(215,641)
Transfer agent fees	860,368
Accounting and security lending fees	177,904
Independent trustees' compensation	1,803
Custodian fees and expenses	127,422
Registration fees	18,025
Audit	32,077
Legal	818
Miscellaneous	3,699
Total expenses before reductions	3,566,133
Expense reductions	(6,431)	3,559,702
Net investment income (loss)		1,688,597
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	28,562,609
Foreign currency transactions	205,302
Total net realized gain (loss)		28,767,911
Change in net unrealized appreciation (depreciation) on: Investment securities	13,445,856
Assets and liabilities in foreign currencies	(24,115)
Total change in net unrealized appreciation (depreciation)		13,421,741
Net gain (loss)		42,189,652
Net increase (decrease) in net assets resulting from operations		$ 43,878,249

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,688,597	$ (269,566)
Net realized gain (loss)	28,767,911	78,492,003
Change in net unrealized appreciation (depreciation)	13,421,741	(67,333,484)
Net increase (decrease) in net assets resulting from operations	43,878,249	10,888,953
Distributions to shareholders from net investment income	-	(461,710)
Share transactions Proceeds from sales of shares	104,309,608	285,965,451
Reinvestment of distributions	-	397,157
Cost of shares redeemed	(80,457,977)	(179,346,914)
Net increase (decrease) in net assets resulting from share transactions	23,851,631	107,015,694
Redemption fees	102,690	658,140
Total increase (decrease) in net assets	67,832,570	118,101,077

Net Assets
Beginning of period	647,452,922	529,351,845
End of period (including undistributed net investment income of $862,364 and accumulated net investment loss of $826,233, respectively)	$ 715,285,492	$ 647,452,922
Other Information Shares
Sold	8,328,914	23,920,101
Issued in reinvestment of distributions	-	35,942
Redeemed	(6,478,202)	(15,630,288)
Net increase (decrease)	1,850,712	8,325,755

Financial Highlights

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.63	$ 11.19	$ 8.25	$ 9.67	$ 20.43	$ 21.77
Income from Investment Operations
Net investment income (loss)E	.03	(.01)	-G	(.07)	(.07)	(.14)
Net realized and unrealized gain (loss)	.78	.45	2.93	(1.37)	(6.64)	(.81)
Total from investment operations	.81	.44	2.93	(1.44)	(6.71)	(.95)
Distributions from net investment income	-	(.01)	-	-	-	(.30)
Distributions in excess of net investment income	-	-	-	-	-	(.16)
Distributions from net realized gain	-	-	-	-	(4.07)	-
Total distributions	-	(.01)	-	-	(4.07)	(.46)
Redemption fees added to paid in capitalE	-G	.01	.01	.02	.02	.07
Net asset value, end of period	$ 12.44	$ 11.63	$ 11.19	$ 8.25	$ 9.67	$ 20.43
Total ReturnB, C, D	6.96%	4.03%	35.64%	(14.68)%	(40.35)%	(4.35)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.01%A	1.04%	1.03%	1.50%	1.42%	1.17%
Expenses net of voluntary waivers, if any	1.01%A	1.04%	1.03%	1.50%	1.42%	1.17%
Expenses net of all reductions	1.00%A	1.04%	1.03%	1.50%	1.40%	1.16%
Net investment income (loss)	.48%A	(.04)%	(.04)%	(.77)%	(.57)%	(.58)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 715,285	$ 647,453	$ 529,352	$ 283,293	$ 322,936	$ 623,950
Portfolio turnover rate	83%A	99%	86%	66%	75%	124%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Japan Smaller Companies

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2005
Japan	97.9%
United States of America	2.1%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2004
Japan	94.9%
United States of America	5.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.9	94.9
Short-Term Investments and Net Other Assets	2.1	5.1
Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
USS Co. Ltd. (Specialty Retail)	2.7	3.5
Hikari Tsushin, Inc. (Specialty Retail)	2.5	2.3
Nippon Electric Glass Co. Ltd. (Electronic Equipment & Instruments)	2.3	1.9
Reins International, Inc. (Hotels, Restaurants & Leisure)	2.2	1.7
Nexus Co. Ltd. (Electronic Equipment & Instruments)	1.7	2.3
Usen Corp. (Media)	1.7	0.4
Culture Convenience Club Co. Ltd. (Specialty Retail)	1.7	0.9
Kobe Steel Ltd. (Metals & Mining)	1.7	1.5
I-CF, Inc. (Internet Software & Services)	1.6	0.0
Telewave, Inc. New (Internet Software & Services)	1.4	0.0
	19.5
Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.5	20.2
Consumer Discretionary	23.9	22.8
Industrials	21.2	20.9
Materials	10.0	12.6
Financials	7.1	7.7
Consumer Staples	4.4	1.8
Health Care	3.9	3.8
Energy	1.6	0.8
Telecommunication Services	0.3	4.3

Semiannual Report

Japan Smaller Companies

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 23.9%
Auto Components - 3.5%
Alpha Corp. (d)	82,900	$ 3,059,828
Fine Sinter Co. Ltd.	459,000	1,575,966
Fuji Kiko Co. Ltd. (d)	1,259,000	6,123,891
Imasen Electric Industrial Co. Ltd.	103,000	822,232
Kuriyama Corp.	75,900	288,109
NHK Spring Co. Ltd. (d)	1,782,000	13,596,566
Nissin Kogyo Co. Ltd.	79,100	2,889,394
Nittan Valve Co. Ltd.	51,000	423,176
NOK Corp.	404,000	10,576,824
Pacific Industrial Co. Ltd.	235,000	1,143,061
Suncall Corp.	103,000	546,190
Teikoku Piston Ring Co. Ltd. (d)	254,300	2,917,719
		43,962,956
Distributors - 0.3%
Crymson Co. Ltd.	1,107	2,386,094
Ohashi Technica, Inc.	82,700	1,758,903
		4,144,997
Hotels, Restaurants & Leisure - 3.3%
H.I.S. Co. Ltd. (d)	407,900	9,356,218
Kazokutei Co. Ltd.	59,000	272,914
Reins International, Inc. (d)	5,206	27,457,490
Tenpo Ryutsuu Net, Inc.	500	4,134,478
		41,221,100
Household Durables - 0.6%
Fujipream Corp.	13,100	483,519
Sanrio Co. Ltd. (d)	563,300	5,136,049
Victor Co. of Japan Ltd. (d)	188,000	1,466,705
		7,086,273
Internet & Catalog Retail - 0.4%
Prime Network, Inc. (a)	2,154	2,629,585
Rakuten, Inc. (d)	2,868	2,404,360
		5,033,945
Leisure Equipment & Products - 1.2%
Endo Manufacturing Co. Ltd.	355,000	4,841,678
Kimoto Co. Ltd.	200,000	2,231,760
KOEI Co. Ltd. (d)	63,000	1,664,378
Nidec Copal Corp. (d)	179,600	2,339,853
Sankyo Co. Ltd. (Gunma)	64,900	3,212,503
Tomy Co. Ltd. (d)	54,100	1,047,430
		15,337,602
Media - 3.2%
Gendai Agency, Inc.	500	2,164,998
KG Intelligence Co. Ltd.	85,000	1,313,305
Opt, Inc. (a)(d)	674	15,234,906
Oricon, Inc. (d)	248	385,541
Oricon, Inc. New (d)	248	385,541
Usen Corp. (a)(d)	730,000	21,095,850
		40,580,141

	Shares	Value (Note 1)
Specialty Retail - 10.8%
Arc Land Sakamoto Co. Ltd.	533,900	$ 8,147,258
Culture Convenience Club Co. Ltd. (d)	1,098,900	21,013,776
Hikari Tsushin, Inc. (d)	482,300	30,865,359
Meganesuper Co. Ltd.	300,000	5,682,403
Narumiya International Co. Ltd.	620	1,821,268
Nihon Optical Co. Ltd. (a)	12,900	82,924
Nishimatsuya Chain Co. Ltd.	532,500	13,661,659
Pal Co. Ltd. (d)	133,660	4,397,968
Top Culture Co. Ltd. (d)	211,700	1,455,753
USS Co. Ltd.	422,080	33,532,915
Yamada Denki Co. Ltd.	300,000	14,420,600
		135,081,883
Textiles, Apparel & Luxury Goods - 0.6%
Miyota Co. Ltd.	18,800	337,988
Seiren Co. Ltd. (d)	624,000	5,749,013
Workman Co. Ltd.	55,700	1,174,030
		7,261,031
TOTAL CONSUMER DISCRETIONARY		299,709,928
CONSUMER STAPLES - 4.4%
Food & Staples Retailing - 2.7%
Frente Co. Ltd.	90,600	4,709,299
Itochushokuhin Co. Ltd.	70,200	2,791,931
Kirindo Co. Ltd.	14,000	122,842
Kraft, Inc.	153,800	3,344,435
Nihon Chouzai Co. Ltd.	280,400	10,964,616
Ninety-Nine Plus, Inc. (d)	1,665	10,575,965
Plant Co. Ltd.	116,900	1,728,135
		34,237,223
Food Products - 1.2%
Hokuto Corp. (d)	108,900	2,044,017
Kameda Seika Co. Ltd.	71,000	683,929
Kibun Food Chemifa Co. Ltd.	198,900	4,808,884
Nippon Suisan Kaisha Co. Ltd.	842,000	2,915,079
Oriental Yeast Co. Ltd. Tokio	346,000	2,557,463
Warabeya Nichiyo Co. Ltd. (d)	120,000	2,477,825
		15,487,197
Household Products - 0.2%
Pigeon Corp.	130,300	2,002,034
Personal Products - 0.3%
Fancl Corp.	76,200	3,052,360
TOTAL CONSUMER STAPLES		54,778,814
ENERGY - 1.6%
Energy Equipment & Services - 0.1%
Modec, Inc. (d)	81,700	1,994,773
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - 1.5%
Japan Petroleum Exploration Co. Ltd. (d)	53,900	$ 2,210,491
Teikoku Oil Co. Ltd.	2,287,000	16,446,332
		18,656,823
TOTAL ENERGY		20,651,596
FINANCIALS - 7.1%
Capital Markets - 1.8%
E*Trade Securities Co. Ltd. (d)	2,585	9,220,696
kabu.com Securities Co. Ltd.	2	10,815
Matsui Securities Co. Ltd. (d)	199,500	2,711,373
Matsui Securities Co. Ltd. New (d)	439,200	5,927,210
SMBC Friend Securities Co. Ltd.	828,000	4,564,463
		22,434,557
Commercial Banks - 2.7%
Bank of Yokohama Ltd.	1,614,000	9,236,051
Chiba Bank Ltd.	632,000	3,899,895
Juroku Bank Ltd.	80,000	426,514
Mitsui Trust Holdings, Inc.	1,552,000	15,423,786
Tokyo Tomin Bank Ltd.	160,000	4,623,748
		33,609,994
Consumer Finance - 1.0%
Credit Saison Co. Ltd.	97,500	3,338,340
Pocket Card Co. Ltd.	120,000	2,489,270
SFCG Co. Ltd.	13,370	3,440,368
STB Leasing Co. Ltd.	154,000	2,746,590
		12,014,568
Real Estate - 1.6%
Apamanshop Network Co. Ltd.	8,959	7,980,645
Kennedy-Wilson Japan Co. Ltd.	314	847,515
KK daVinci Advisors (a)(d)	2,771	7,188,478
Relo Holdings Corp. (d)	161,300	2,307,582
Relo Holdings Corp. New (a)(d)	168,200	2,406,295
		20,730,515
TOTAL FINANCIALS		88,789,634
HEALTH CARE - 3.9%
Health Care Equipment & Supplies - 1.8%
Asahi Intecc Co. Ltd.	44,100	1,976,824
Hogy Medical Co. (d)	351,400	16,154,010
Nakanishi, Inc.	50,200	4,778,216
		22,909,050
Health Care Providers & Services - 0.4%
Hoshiiryou Sanki Co. Ltd.	45,100	873,181
Tokai Corp.	298,700	4,358,712
		5,231,893

	Shares	Value (Note 1)
Pharmaceuticals - 1.7%
Cosmos Pharmaceutical Corp.	380,400	$ 10,702,718
Fuji Pharmaceutical Co. Ltd.	197,500	3,089,175
Nichi-iko Pharmaceutical Co. Ltd. (a)	74,000	705,770
Sawai Pharmaceutical Co. Ltd. (d)	235,500	6,288,984
		20,786,647
TOTAL HEALTH CARE		48,927,590
INDUSTRIALS - 21.2%
Air Freight & Logistics - 1.1%
Kintetsu World Express, Inc. (d)	307,000	6,134,144
Yusen Air & Sea Service Co. Ltd.	185,800	7,690,720
		13,824,864
Building Products - 0.2%
Wavelock Holdings Co. Ltd. (d)	229,300	2,342,206
Commercial Services & Supplies - 6.9%
ARRK Corp.	288,200	11,269,623
Best Bridal, Inc. (d)	140	2,870,768
Career Design Center Co. Ltd.	560	2,617,072
Career Design Center Co. Ltd. New (a)	379	1,771,197
Certo Corp.	80,000	2,563,662
Fullcast Co. Ltd. (d)	1,752	4,194,106
Gakujo Co. Ltd. (d)	5,800	264,416
Human Holdings Co. Ltd.	555	2,540,772
IBJ Leasing Co. Ltd.	357,700	6,874,253
Ichinen Co. Ltd.	700,000	3,878,874
Intelligence Ltd.	1,975	4,426,562
Moc Corp. (d)	973	7,062,022
Nac Co. Ltd. (d)	170,000	2,600,668
Nisca Corp.	86,200	1,915,555
Prestige International, Inc. (a)(d)	2,827	9,275,040
Secom Techno Service Co. Ltd. (d)	37,500	1,341,202
Studio Alice Co. Ltd.	460,600	9,928,049
Sumisho Lease Co. Ltd.	117,800	4,269,337
Take & Give Needs Co. Ltd. (a)(d)	6,916	7,453,581
		87,116,759
Construction & Engineering - 3.1%
Chiyoda Corp.	595,000	6,696,232
COMSYS Holdings Corp.	893,000	7,673,753
Kyowa Exeo Corp.	893,000	7,452,312
Token Corp. (d)	450,000	17,381,973
		39,204,270
Electrical Equipment - 1.9%
Chiyoda Integre Co. Ltd.	684,900	14,436,137
Endo Lighting Corp.	294,000	2,442,289
Iwabuchi Corp.	248,000	1,799,981
Nissei Corp.	45,200	531,105
Sansha Electric Manufacturing Co. Ltd.	176,000	1,107,869
Sumitomo Electric Industries Ltd.	314,000	3,282,251
		23,599,632
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - 5.2%
Fuji Seiko Ltd.	96,000	$ 520,973
Ihara Science Corp.	60,000	457,797
Kitz Corp.	1,836,000	9,525,836
Koyo Seiko Co. Ltd. (d)	1,000,000	13,619,456
Nihon Trim Co. Ltd. (d)	74,900	4,886,180
Nitta Corp.	691,100	10,170,408
NTN Corp.	2,703,000	14,385,064
Obara Corp. (d)	81,700	2,532,427
Tadano Ltd. (d)	388,000	2,127,802
THK Co. Ltd.	403,000	7,552,646
		65,778,589
Marine - 0.7%
Mitsui O.S.K. Lines Ltd.	1,406,000	8,877,177
Road & Rail - 0.9%
Hamakyorex Co. Ltd. (d)	282,600	11,077,596
Trading Companies & Distributors - 1.2%
Itochu Corp. (a)	1,670,000	8,250,453
Marubeni Corp.	1,833,000	5,978,884
Parker Corp.	97,000	926,981
		15,156,318
TOTAL INDUSTRIALS		266,977,411
INFORMATION TECHNOLOGY - 25.5%
Communications Equipment - 1.1%
Allied Telesis Holdings KK (a)	400,000	2,170,720
Tamura Taiko Holdings, Inc. (a)	1,700,000	11,949,451
		14,120,171
Computers & Peripherals - 1.3%
Meiko Electronics Co. Ltd.	446,700	11,929,041
Optoelectronics Co. Ltd.	105,400	4,664,339
		16,593,380
Electronic Equipment & Instruments - 10.4%
A&D Co. Ltd.	140,600	1,568,927
EM Systems Co. Ltd.	196,300	1,245,012
Excel Co. Ltd. (d)	192,900	3,366,781
Forval Corp.	221,000	2,613,638
Hamamatsu Photonics K.K. (d)	495,200	10,886,371
Honda Tsushin Kogyo Co. Ltd. (a)	342,300	1,593,156
Ibiden Co. Ltd. (d)	440,000	9,379,113
Iriso Electronics Co. Ltd. (d)	12,100	228,498
KAGA ELECTRONICS Co. Ltd. (d)	643,700	13,383,557
Nagano Keiki Co. Ltd.	305,000	5,122,603
Nexus Co. Ltd. (d)	4,902	21,833,418
Nippon Chemi-con Corp.	716,000	4,069,966
Nippon Electric Glass Co. Ltd.	1,837,000	29,293,885
Optex Co. Ltd.	100,000	2,298,522
Shibaura Electronics Co. Ltd.	129,100	1,619,137
Siix Corp.	425,500	5,738,264
Sunx Ltd.	352,200	4,904,263

	Shares	Value (Note 1)
Tietech Co. Ltd.	327,000	$ 2,619,742
Tosei Engineering Corp.	64,400	1,185,427
Yokogawa Electric Corp.	549,900	7,179,905
		130,130,185
Internet Software & Services - 5.6%
eAccess Ltd. (d)	4,427	3,403,111
For-side.com Co. Ltd. (d)	446	359,437
Gourmet Navigator, Inc. (a)	11	330,472
I-CF, Inc. (a)(d)(e)	4,900	19,674,773
livedoor Co. Ltd. (a)(d)	3,748,454	11,475,953
Sammy NetWorks Co. Ltd. (d)	834	13,044,921
Telewave, Inc. (d)	937	4,298,493
Telewave, Inc. New (d)	4,050	17,768,240
		70,355,400
IT Services - 2.4%
Cyber Firm, Inc. (a)	600	2,374,821
Faith, Inc. (d)	2,414	7,367,477
Future System Consulting Corp.	2,041	4,029,442
Otsuka Corp.	214,700	16,299,589
		30,071,329
Office Electronics - 1.9%
Canon Fintech, Inc.	670,000	12,626,800
Konica Minolta Holdings, Inc.	472,000	4,555,689
Riso Kagaku Corp.	150,600	6,477,882
		23,660,371
Semiconductors & Semiconductor Equipment - 0.4%
AOI Electronics Co. Ltd.	74,000	1,206,867
Sanken Electric Co. Ltd.	260,000	3,523,700
		4,730,567
Software - 2.4%
Intelligent Wave, Inc.	3,466	7,371,654
Nihon Falcom Corp.	284	1,205,341
Square Enix Co. Ltd.	27,500	923,224
VIC Tokai Corp.	486,800	3,876,757
Works Applications Co. Ltd. (a)(d)	5,382	5,749,013
Works Applications Co. Ltd. New (a)(d)	10,764	11,292,703
		30,418,692
TOTAL INFORMATION TECHNOLOGY		320,080,095
MATERIALS - 10.0%
Chemicals - 4.9%
Asahi Denka Co. Ltd.	503,000	5,041,993
C. Uyemura & Co. Ltd.	301,000	9,703,195
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	15,900	788,555
Harima Chemicals, Inc.	211,000	1,384,530
JSP Corp.	463,600	5,761,285
Lintec Corp. (d)	720,300	10,895,525
Nihon Micro Coating Co. Ltd. (a)	69,600	947,250
NOF Corp.	297,000	1,147,210
Osaka Organic Chemical Industry Ltd.	434,000	3,808,107
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Soken Chemical & Engineer Co. Ltd.	76,300	$ 1,528,183
Taiyo Kagaku (d)	386,900	5,867,153
Tohcello Co. Ltd.	786,000	4,227,983
Tokai Carbon Co. Ltd. (d)	378,000	1,564,635
Tosoh Corp.	1,850,000	8,698,617
		61,364,221
Containers & Packaging - 0.6%
Fuji Seal International, Inc.	223,420	7,095,742
Sun A Kaken Co. Ltd.	81,900	906,875
		8,002,617
Metals & Mining - 4.3%
Kobe Steel Ltd.	11,435,000	20,721,506
Sumitomo Metal Industries Ltd.	8,809,000	15,626,838
Sumitomo Metal Mining Co. Ltd.	1,352,000	9,503,328
Sumitomo Titanium Corp. (d)	92,900	7,938,807
		53,790,479
Paper & Forest Products - 0.2%
Kokusai Chart Corp.	154,300	1,960,206
TOTAL MATERIALS		125,117,523
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Mitsui & Associates Telepark Corp.	1,452	4,292,990
TOTAL COMMON STOCKS (Cost $911,362,174)		1,229,325,581
Money Market Funds - 19.1%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.84% (b)	23,045,290	$ 23,045,290
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	217,115,436	217,115,436
TOTAL MONEY MARKET FUNDS (Cost $240,160,726)		240,160,726
TOTAL INVESTMENT PORTFOLIO - 117.0% (Cost $1,151,522,900)		1,469,486,307
NET OTHER ASSETS - (17.0)%		(213,570,233)
NET ASSETS - 100%		$ 1,255,916,074
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Chiyoda Integre Co. Ltd.	$ 14,601,757	$ -	$ 2,429,330	$ -	$ -
I-CF, Inc.	-	16,287,616	-	-	19,674,773
Total	$ 14,601,757	$ 16,287,616	$ 2,429,330	$ -	$ 19,674,773

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Japan Smaller Companies

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $206,491,907) (cost $1,151,522,900) - See accompanying schedule		$ 1,469,486,307
Receivable for investments sold		1,957,914
Receivable for fund shares sold		1,017,997
Dividends receivable		5,304,948
Interest receivable		52,919
Prepaid expenses		4,396
Other affiliated receivables		1,926
Other receivables		369,519
Total assets		1,478,195,926

Liabilities
Payable for investments purchased	$ 2,916,966
Payable for fund shares redeemed	1,099,521
Accrued management fee	745,435
Other affiliated payables	254,641
Other payables and accrued expenses	147,853
Collateral on securities loaned, at value	217,115,436
Total liabilities		222,279,852

Net Assets		$ 1,255,916,074
Net Assets consist of:
Paid in capital		$ 876,103,657
Undistributed net investment income		1,722,033
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		60,064,501
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		318,025,883
Net Assets, for 96,952,098 shares outstanding		$ 1,255,916,074
Net Asset Value, offering price and redemption price per share ($1,255,916,074 ÷ 96,952,098 shares)		$ 12.95

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 6,391,241
Interest		415,442
Security lending		2,166,822
		8,973,505
Less foreign taxes withheld		(447,511)
Total income		8,525,994

Expenses
Management fee	$ 4,664,414
Transfer agent fees	1,268,753
Accounting and security lending fees	307,696
Independent trustees' compensation	3,256
Custodian fees and expenses	257,529
Registration fees	22,632
Audit	30,165
Legal	1,695
Miscellaneous	7,411
Total expenses before reductions	6,563,551
Expense reductions	(2,864)	6,560,687
Net investment income (loss)		1,965,307
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Including realized gain (loss) of $711,308 from affiliated issuers)	62,400,345
Foreign currency transactions	101,589
Total net realized gain (loss)		62,501,934
Change in net unrealized appreciation (depreciation) on: Investment securities	83,198,495
Assets and liabilities in foreign currencies	(95,375)
Total change in net unrealized appreciation (depreciation)		83,103,120
Net gain (loss)		145,605,054
Net increase (decrease) in net assets resulting from operations		$ 147,570,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Japan Smaller Companies
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,965,307	$ 1,253,664
Net realized gain (loss)	62,501,934	77,654,004
Change in net unrealized appreciation (depreciation)	83,103,120	(20,395,531)
Net increase (decrease) in net assets resulting from operations	147,570,361	58,512,137
Distributions to shareholders from net investment income	(1,062,984)	(1,684,858)
Distributions to shareholders from net realized gain	(5,323,788)	-
Total distributions	(6,386,772)	(1,684,858)
Share transactions Proceeds from sales of shares	195,383,820	1,097,920,415
Reinvestment of distributions	5,778,163	1,313,116
Cost of shares redeemed	(365,869,388)	(812,920,279)
Net increase (decrease) in net assets resulting from share transactions	(164,707,405)	286,313,252
Redemption fees	348,566	4,222,862
Total increase (decrease) in net assets	(23,175,250)	347,363,393
Net Assets
Beginning of period	1,279,091,324	931,727,931
End of period (including undistributed net investment income of $1,722,033 and undistributed net investment income of $832,961, respectively)	$ 1,255,916,074	$ 1,279,091,324
Other Information Shares
Sold	15,682,678	94,304,368
Issued in reinvestment of distributions	493,860	136,641
Redeemed	(29,656,229)	(74,002,513)
Net increase (decrease)	(13,479,691)	20,438,496

Financial Highlights

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.58	$ 10.35	$ 6.52	$ 6.97	$ 14.25	$ 20.56
Income from Investment Operations
Net investment income (loss)E	.02	.01	.01	-G	(.03)	(.12)
Net realized and unrealized gain (loss)	1.41	1.20	3.81	(.47)	(2.80)	(6.13)
Total from investment operations	1.43	1.21	3.82	(.47)	(2.83)	(6.25)
Distributions from net investment income	(.01)	(.02)	-	-	-	-
Distributions in excess of net investment income	-	-	-	-	-	(.15)
Distributions from net realized gain	(.05)	-	-	-	(4.46)	-
Total distributions	(.06)	(.02)	-	-	(4.46)	(.15)
Redemption fees added to paid in capitalE	-G	.04	.01	.02	.01	.09
Net asset value, end of period	$ 12.95	$ 11.58	$ 10.35	$ 6.52	$ 6.97	$ 14.25
Total ReturnB, C, D	12.40%	12.12%	58.74%	(6.46)%	(25.96)%	(30.24)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.02%A	1.04%	1.12%	1.19%	1.21%	1.07%
Expenses net of voluntary waivers, if any	1.02%A	1.04%	1.12%	1.19%	1.21%	1.07%
Expenses net of all reductions	1.02%A	1.04%	1.12%	1.19%	1.19%	1.06%
Net investment income (loss)	.30%A	.11%	.19%	(.06)%	(.40)%	(.57)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,255,916	$ 1,279,091	$ 931,728	$ 408,611	$ 339,130	$ 559,577
Portfolio turnover rate	59%A	57%	43%	50%	52%	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Latin America

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2005
Brazil	52.9%
Mexico	36.8%
Chile	4.6%
Luxembourg	1.8%
United States of America	1.5%
Argentina	1.0%
Peru	1.0%
United Kingdom	0.4%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2004
Brazil	50.4%
Mexico	38.2%
United States of America	3.2%
Chile	2.9%
Peru	1.9%
Luxembourg	1.8%
Argentina	1.1%
United Kingdom	0.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.5	96.8
Short-Term Investments and Net Other Assets	1.5	3.2
Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Petroleo Brasileiro SA Petrobras (PN) (Brazil, Oil & Gas)	8.3	9.1
America Movil SA de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	8.1	10.6
Telefonos de Mexico SA de CV Series L sponsored ADR (Mexico, Diversified Telecommunication Services)	6.3	7.8
Cemex SA de CV sponsored ADR (Mexico, Construction Materials)	5.3	3.8
Banco Itau Holding Financeira SA (Brazil, Commercial Banks)	4.6	3.7
Wal-Mart de Mexico SA de CV Series V (Mexico, Food & Staples Retailing)	3.7	3.2
Companhia Vale do Rio Doce sponsored ADR (Brazil, Metals & Mining)	3.6	2.3
Grupo Televisa SA de CV sponsored ADR (Mexico, Media)	3.6	4.4
Banco Bradesco SA (PN) (Brazil, Commerical Banks)	3.6	2.7
Companhia Vale do Rio Doce (PN-A) (Brazil, Metals & Mining)	3.6	3.2
	50.7
Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	25.7	25.1
Telecommunication Services	20.7	22.8
Financials	13.9	10.4
Energy	13.2	13.0
Consumer Staples	10.8	12.4
Utilities	5.9	5.2
Consumer Discretionary	5.2	6.1
Industrials	2.5	1.8
Health Care	0.6	0.0
Information Technology	0.0	0.0

Semiannual Report

Latin America

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (Note 1)
Argentina - 1.0%
Cresud S.A.C.I.F.y A. sponsored ADR (d)	77,400	$ 797,220
Grupo Financiero Galicia SA sponsored ADR (a)	157,000	1,157,090
Inversiones y Representaciones SA sponsored GDR (a)	132,500	1,491,950
Telecom Argentina SA Class B sponsored ADR (a)	271,000	3,102,950
TOTAL ARGENTINA		6,549,210
Brazil - 52.9%
Aracruz Celulose SA (PN-B) sponsored ADR	156,000	4,789,200
Banco Bradesco SA:
(PN)	493,977	15,193,431
(PN) sponsored ADR (non-vtg.) (d)	256,350	7,921,215
Banco do Brasil SA	240,300	2,821,636
Banco Itau Holding Financeira SA:
(PN)	158,004	27,120,323
sponsored ADR (non-vtg.)	32,100	2,746,155
Bradespar SA (PN)	82,400	2,594,044
Brasil Telecom Participacoes SA	297,566,200	2,571,414
Braskem SA (PN-A)	147,429,800	5,818,477
Caemi Mineracao E Metalurgia SA (PN)	11,947,700	9,214,165
Centrais Electricas Brasileiras (Electrobras) SA (PN-B)	583,865,300	7,631,698
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	104,000	2,090,400
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	370,726	10,046,675
Companhia Energetica Minas Gerais (CEMIG):
(PN)	216,722,354	6,076,111
(PN) sponsored ADR (non-vtg.)	84,000	2,325,120
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR	336,600	1,753,686
Companhia Siderurgica de Tubarao (CST) (PN)	49,305,700	2,447,248
Companhia Vale do Rio Doce:
(PN-A)	214,000	5,010,401
(PN-A) sponsored ADR (non-vtg.)	764,600	17,738,720
sponsored ADR	866,600	23,354,870
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR (d)	183,500	2,385,500
Diagnosticos da America SA	326,000	3,597,152
Eletropaulo Metropolitana SA (PN) (a)	42,246,700	1,294,886
Embraer - Empresa Brasileira de Aeronautica SA	80,100	431,149
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	292,343	8,431,172
Empresa Nacional de Comercio Redito e Participacoes SA (PN) (a)	11,465,310	45,344
Gerdau SA	170,550	1,423,217

	Shares	Value (Note 1)
Gerdau SA sponsored ADR (d)	636,030	$ 6,201,293
Itausa Investimentos Itau SA (PN)	665,000	1,299,229
Natura Cosmeticos SA	132,700	3,988,610
Petroleo Brasileiro SA Petrobras:
(PN)	404,870	14,875,390
(PN) sponsored ADR (non-vtg.)	1,049,600	38,572,800
sponsored ADR (d)	471,700	19,778,381
Sadia SA (PN)	1,194,300	1,903,512
Siderurgica Nacional Compania sponsored ADR (d)	518,900	11,353,532
Tele Centro Oeste Celular Participacoes SA ADR (non-vtg.) (d)	195,388	2,049,620
Tele Leste Celular Participacoes SA sponsored ADR (non-vtg.) (a)	2,047	16,396
Tele Norte Leste Participacoes SA	223,100	4,357,884
Tele Norte Leste Participacoes SA ADR (non-vtg.) (a)	764,300	11,311,640
Telebras (PN) sponsored ADR	270,500	7,584,820
Telemar Norte Leste SA (PN-A)	91,402	2,009,507
Telesp Celular Participacoes SA ADR (a)	487,700	2,575,056
TIM Participacoes SA sponsored ADR (non-vtg.)	135,384	2,030,760
Uniao de Bancos Brasileiros SA (Unibanco):
unit	150,700	1,000,097
GDR	320,800	10,647,352
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	854,600	17,166,357
Votorantim Celulose e Papel SA:
(PN)	96,565	1,059,790
sponsored ADR (non-vtg.)	270,150	2,968,949
TOTAL BRAZIL		339,624,384
Chile - 4.6%
Banco Santander Chile sponsored ADR	152,728	4,792,605
Compania Acero del Pacifico SA	180,800	2,514,669
CorpBanca SA ADR	68,700	1,759,407
Empresa Nacional de Electricidad SA sponsored ADR	361,200	8,047,536
Enersis SA sponsored ADR	897,300	7,797,537
Sociedad Quimica y Minera de Chile SA (SQM) (PN-B) sponsored ADR	37,800	3,182,760
Vina Concha y Toro SA sponsored ADR	16,500	1,197,900
TOTAL CHILE		29,292,414
Luxembourg - 1.8%
Tenaris SA sponsored ADR	201,069	11,491,093
Mexico - 36.8%
Alfa SA de CV Series A	1,017,400	5,148,795
America Movil SA de CV Series L sponsored ADR	1,046,900	51,978,583
America Telecom SA de CV Series A1 (a)	1,007,000	2,722,508
Cemex SA de CV sponsored ADR	947,773	34,119,828
Consorcio ARA SA de CV (a)	776,300	2,399,321
Corporacion Geo SA de CV Series B (a)	1,411,400	2,937,518
Common Stocks - continued
	Shares	Value (Note 1)
Mexico - continued
Fomento Economico Mexicano SA de CV sponsored ADR	286,100	$ 14,605,405
Gruma SA de CV Series B	714,500	1,441,189
Grupo Aeroportuario del Sureste SA de CV Series B ADR	74,800	2,211,088
Grupo Bimbo SA de CV Series A	952,100	2,497,436
Grupo Financiero Banorte SA de CV Series O	1,012,900	6,542,434
Grupo Financiero Inbursa SA de CV Series O	1,822,200	3,774,377
Grupo Mexico SA de CV Series B (a)	1,267,000	5,920,314
Grupo Modelo SA de CV Series C	2,508,400	7,146,956
Grupo Televisa SA de CV sponsored ADR	411,600	23,123,688
Industrias Penoles SA de CV	244,000	1,147,643
Sare Holding SA de CV Series B (a)	1,566,300	1,027,133
Telefonos de Mexico SA de CV Series L sponsored ADR	1,194,400	40,490,160
TV Azteca SA de CV sponsored ADR (d)	155,700	1,244,043
Urbi, Desarrollos Urbanos, SA de CV	384,600	1,824,604
Wal-Mart de Mexico SA de CV Series V	6,361,293	23,585,065
TOTAL MEXICO		235,888,088
Peru - 1.0%
Compania de Minas Buenaventura SA sponsored ADR	289,600	6,182,960
United Kingdom - 0.4%
Antofagasta PLC	129,100	2,785,527
TOTAL COMMON STOCKS (Cost $498,952,139)		631,813,676
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 2.84% (b)	2,588,611	2,588,611
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	27,666,913	27,666,913
TOTAL MONEY MARKET FUNDS (Cost $30,255,524)		30,255,524
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $529,207,663)		662,069,200
NET OTHER ASSETS - (3.2)%		(20,563,100)
NET ASSETS - 100%		$ 641,506,100
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information

At October 31, 2004, the fund had a capital loss carryforward of approximately $61,123,042 of which $22,657,462, $11,150,432, $7,285,557, $11,980,076 and $8,049,515 will expire on October 31, 2007, 2008, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Latin America

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $27,677,865) (cost $529,207,663) - See accompanying schedule		$ 662,069,200
Receivable for investments sold		4,222,122
Receivable for fund shares sold		839,436
Dividends receivable		4,514,718
Interest receivable		2,672
Prepaid expenses		922
Other affiliated receivables		7,695
Other receivables		104,702
Total assets		671,761,467

Liabilities
Payable to custodian bank	$ 3,590
Payable for fund shares redeemed	1,905,677
Accrued management fee	401,317
Other affiliated payables	161,499
Other payables and accrued expenses	116,371
Collateral on securities loaned, at value	27,666,913
Total liabilities		30,255,367

Net Assets		$ 641,506,100
Net Assets consist of:
Paid in capital		$ 534,075,747
Undistributed net investment income		6,394,989
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(31,899,466)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		132,934,830
Net Assets, for 30,444,809 shares outstanding		$ 641,506,100
Net Asset Value, offering price and redemption price per share ($641,506,100 ÷ 30,444,809 shares)		$ 21.07

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 10,565,512
Interest		162,838
Security lending		47,470
		10,775,820
Less foreign taxes withheld		(645,467)
Total income		10,130,353

Expenses
Management fee	$ 2,030,068
Transfer agent fees	688,040
Accounting and security lending fees	137,535
Independent trustees' compensation	1,553
Custodian fees and expenses	177,336
Registration fees	64,227
Audit	38,851
Legal	465
Interest	5,470
Miscellaneous	49,045
Total expenses before reductions	3,192,590
Expense reductions	(138,342)	3,054,248
Net investment income (loss)		7,076,105
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	31,739,226
Foreign currency transactions	(100,982)
Total net realized gain (loss)		31,638,244
Change in net unrealized appreciation (depreciation) on: Investment securities	16,987,198
Assets and liabilities in foreign currencies	79,015
Total change in net unrealized appreciation (depreciation)		17,066,213
Net gain (loss)		48,704,457
Net increase (decrease) in net assets resulting from operations		$ 55,780,562

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,076,105	$ 7,432,184
Net realized gain (loss)	31,638,244	21,419,141
Change in net unrealized appreciation (depreciation)	17,066,213	53,156,255
Net increase (decrease) in net assets resulting from operations	55,780,562	82,007,580
Distributions to shareholders from net investment income	(6,575,674)	(3,905,133)
Share transactions Proceeds from sales of shares	401,909,030	169,215,930
Reinvestment of distributions	6,298,102	3,746,651
Cost of shares redeemed	(174,297,613)	(113,691,284)
Net increase (decrease) in net assets resulting from share transactions	233,909,519	59,271,297
Redemption fees	1,057,024	442,226
Total increase (decrease) in net assets	284,171,431	137,815,970

Net Assets
Beginning of period	357,334,669	219,518,699
End of period (including undistributed net investment income of $6,394,989 and undistributed net investment income of $5,894,558, respectively)	$ 641,506,100	$ 357,334,669
Other Information Shares
Sold	18,636,598	10,428,289
Issued in reinvestment of distributions	323,696	264,221
Redeemed	(8,259,352)	(7,355,849)
Net increase (decrease)	10,700,942	3,336,661

Financial Highlights

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 18.10	$ 13.38	$ 8.92	$ 10.40	$ 13.87	$ 12.31
Income from Investment Operations
Net investment income (loss)E	.27	.40	.20	.17	.27F	.07
Net realized and unrealized gain (loss)	2.96	4.53	4.42	(1.41)	(3.68)	1.61
Total from investment operations	3.23	4.93	4.62	(1.24)	(3.41)	1.68
Distributions from net investment income	(.30)	(.23)	(.17)	(.25)	(.07)	(.14)
Redemption fees added to paid in capitalE	.04	.02	.01	.01	.01	.02
Net asset value, end of period	$ 21.07	$ 18.10	$ 13.38	$ 8.92	$ 10.40	$ 13.87
Total ReturnB, C, D	18.20%	37.47%	52.83%	(12.37)%	(24.61)%	13.76%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.14%A	1.19%	1.31%	1.44%	1.41%	1.25%
Expenses net of voluntary waivers, if any	1.14%A	1.19%	1.31%	1.44%	1.41%	1.25%
Expenses net of all reductions	1.09%A	1.16%	1.31%	1.41%	1.35%	1.23%
Net investment income (loss)	2.52%A	2.56%	1.89%	1.57%	2.14%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 641,506	$ 357,335	$ 219,519	$ 140,399	$ 184,457	$ 297,265
Portfolio turnover rate	28%A	25%	28%	128%	96%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.07 per share. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Nordic

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2005
Sweden	36.8%
Norway	27.7%
Finland	12.3%
United States of America	8.5%
Denmark	5.7%
Switzerland	3.5%
Luxembourg	3.1%
Bermuda	1.1%
Iceland	1.0%
Other	0.3%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2004
Sweden	38.9%
Norway	21.7%
Finland	16.9%
Denmark	8.5%
Switzerland	3.6%
Bermuda	2.8%
United States of America	2.7%
Luxembourg	2.1%
Estonia	2.1%
Other	0.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	91.5	98.3
Short-Term Investments and Net Other Assets	8.5	1.7
Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Telefonaktiebolaget LM Ericsson (B Shares) (Sweden, Communications Equipment)	10.1	6.2
Nokia Corp. (Finland, Communications Equipment)	9.2	9.5
Hennes & Mauritz AB (H&M) (B Shares) (Sweden, Specialty Retail)	4.4	3.8
Norsk Hydro ASA (Norway, Oil & Gas)	4.4	3.7
DnB NOR ASA (Norway, Commercial Banks)	3.9	2.2
Nobel Biocare Holding AG (Switzerland) (Switzerland, Health Care Equipment & Supplies)	3.5	3.6
Nordea Bank AB (Sweden, Commercial Banks)	3.3	5.4
TANDBERG ASA (Norway, Communications Equipment)	3.1	3.2
Svenska Handelsbanken AB (A Shares) (Sweden, Commercial Banks)	2.9	3.2
Storebrand ASA (A Shares) (Norway, Insurance)	2.1	2.9
	46.9
Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.5	21.3
Financials	16.0	20.7
Energy	14.8	12.1
Industrials	12.4	14.7
Consumer Discretionary	11.4	9.3
Health Care	9.4	10.1
Consumer Staples	2.2	1.7
Telecommunication Services	0.9	2.8
Materials	0.9	4.5
Utilities	0.0	1.1

Semiannual Report

Nordic

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value (Note 1)
Bermuda - 1.1%
Frontline Ltd.	34,700	$ 1,531,891
Ship Finance International Ltd. (NY Shares)	7,525	139,890
TOTAL BERMUDA		1,671,781
Denmark - 5.7%
Coloplast AS Series B	28,300	1,642,389
Danske Bank AS	52,020	1,534,458
GN Store Nordic AS	115,100	1,210,404
Kobenhaven Lufthave AS	1,100	247,866
Novo Nordisk AS Series B	48,395	2,462,277
Novozymes AS Series B	29,200	1,432,145
Rockwool International AS Series B	5,600	389,017
TOTAL DENMARK		8,918,556
Finland - 12.3%
Kesko Oyj	28,600	696,177
Marimekko Oyj	36,500	712,489
Neste Oil Oyj (a)	28,500	642,999
Nokia Corp.	901,295	14,402,694
Nokian Tyres Ltd.	116,900	1,973,509
TietoEnator Oyj	21,160	640,748
Vacon Oyj	7,300	122,290
TOTAL FINLAND		19,190,906
Iceland - 1.0%
Ossur Hf (a)	1,171,142	1,499,447
Luxembourg - 3.1%
Millicom International Cellular SA unit (a)	42,160	754,306
SBS Broadcasting SA (a)	27,400	1,263,140
Stolt Offshore SA (a)	192,200	1,426,463
Stolt-Nielsen SA	41,700	1,417,373
TOTAL LUXEMBOURG		4,861,282
Norway - 27.7%
Aker Kvaerner ASA	10,950	394,081
Awilco Offshore ASA (e)	76,600	269,551
Camillo Eitzen & Co. ASA	186,400	2,087,052
Catch Communications ASA	114,500	272,886
DnB NOR ASA	631,400	6,059,616
Farstad Shipping ASA (a)	55,800	678,324
Fred Olsen Energy ASA (a)	117,800	2,251,658
Havila Shipping ASA (a)	57,300	366,610
Leroy Seafood Group ASA (a)	71,000	431,550
Norsk Hydro ASA	86,760	6,802,852
Norwegian Air Shuttle AS (a)	67,600	211,930
Ocean RIG ASA (a)	335,300	1,925,384
Odfjell ASA (A Shares)	16,200	606,345
Olav Thon Eiendomsselskap AS (a)	6,100	438,580
Orkla ASA (A Shares)	70,135	2,367,045
Otrum Electronics ASA (a)(d)	188,000	959,263
Petroleum Geo-Services ASA (a)	5,800	352,534

	Shares	Value (Note 1)
Schibsted ASA (B Shares)	74,200	$ 1,780,264
Sevan Marine ASA (a)	456,900	1,118,155
Sinvest ASA (a)	19,000	75,673
Solstad Offshore ASA	91,600	1,021,948
Statoil ASA	182,800	3,245,551
Steen & Stroem ASA (a)	4,800	138,198
Storebrand ASA (A Shares)	443,700	3,335,620
TANDBERG ASA (d)	468,700	4,816,786
TANDBERG Television ASA (a)	67,400	689,968
Telenor ASA	83,300	699,509
TOTAL NORWAY		43,396,933
Sweden - 36.8%
Assa Abloy AB (B Shares) (d)	125,602	1,634,333
Atlas Copco AB (A Shares) (d)	12,500	570,159
Cherryforetagen AB (B Shares) (a)	35,000	137,616
Concordia Maritime AB (B Shares) (d)	171,700	752,815
Elekta AB (B Shares) (a)	39,300	1,389,597
Getinge AB (B Shares) (d)	66,760	963,103
Hennes & Mauritz AB (H&M) (B Shares) (d)	200,490	6,961,462
Hexagon AB (B Shares) (d)	60,000	3,169,554
Intrum Justitia AB (a)	256,700	1,860,698
Intrum Justitia AB rights 5/26/05 (a)	256,700	99,086
JC Aktiebolag (a)	12,000	172,268
Lindex AB	10,900	477,908
Mekonomen AB	89,000	1,995,150
Modern Times Group AB (MTG) (B Shares) (a)	43,300	1,341,184
NCC AB Series B	49,800	718,432
NeoNet AB (a)	112,000	140,190
Nordea Bank AB	546,100	5,213,534
Peab AB	27,600	303,505
Pergo AB (a)	106,000	382,298
POOLiA AB (B Shares)	57,900	310,366
Readsoft AB (B Shares) (a)	36,556	126,155
Sandvik AB (d)	39,000	1,533,436
Securitas AB (B Shares)	100,900	1,626,868
Skandia Foersaekrings AB (d)	390,900	1,852,110
Skandinaviska Enskilda Banken AB (A Shares)	72,600	1,288,655
Skanska AB (B Shares)	51,500	622,773
SKF AB (B Shares)	25,500	1,078,370
Svenska Handelsbanken AB (A Shares) (d)	204,316	4,623,583
Telefonaktiebolaget LM Ericsson (B Shares)	5,346,200	15,744,562
Uniflex AB	11,580	84,347
Wihlborgs Fastigheter AB	16,300	401,137
TOTAL SWEDEN		57,575,254
Switzerland - 3.5%
Nobel Biocare Holding AG (Switzerland)	25,790	5,555,549
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - 0.3%
Group 4 Securicor PLC (Denmark) (a)	184,418	$ 460,296
TOTAL COMMON STOCKS (Cost $123,697,641)		143,130,004
Money Market Funds - 18.4%

Fidelity Cash Central Fund, 2.84% (b)	4,875,134	4,875,134
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	23,871,017	23,871,017
TOTAL MONEY MARKET FUNDS (Cost $28,746,151)		28,746,151
TOTAL INVESTMENT PORTFOLIO - 109.9% (Cost $152,443,792)		171,876,155
NET OTHER ASSETS - (9.9)%		(15,452,498)
NET ASSETS - 100%		$ 156,423,657
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $269,551 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Awilco Offshore ASA	2/18/05	$ 241,305
Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $6,515,410 of which $4,586,943 and $1,928,467 will expire on October 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Nordic

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,651,299) (cost $152,443,792) - See accompanying schedule		$ 171,876,155
Receivable for investments sold		7,223,069
Receivable for fund shares sold		59,964
Dividends receivable		1,255,602
Interest receivable		8,802
Prepaid expenses		335
Other affiliated receivables		648
Other receivables		232,009
Total assets		180,656,584

Liabilities
Payable for fund shares redeemed	$ 165,654
Accrued management fee	96,974
Other affiliated payables	43,623
Other payables and accrued expenses	55,659
Collateral on securities loaned, at value	23,871,017
Total liabilities		24,232,927

Net Assets		$ 156,423,657
Net Assets consist of:
Paid in capital		$ 130,749,493
Undistributed net investment income		2,660,512
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,587,816
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,425,836
Net Assets, for 5,674,107 shares outstanding		$ 156,423,657
Net Asset Value, offering price and redemption price per share ($156,423,657 ÷ 5,674,107 shares)		$ 27.57

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 3,790,418
Interest		41,677
Security lending		262,505
		4,094,600
Less foreign taxes withheld		(471,092)
Total income		3,623,508

Expenses
Management fee	$ 552,023
Transfer agent fees	216,980
Accounting and security lending fees	39,005
Independent trustees' compensation	353
Custodian fees and expenses	60,298
Registration fees	12,654
Audit	26,391
Legal	169
Miscellaneous	529
Total expenses before reductions	908,402
Expense reductions	(20,465)	887,937
Net investment income (loss)		2,735,571
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	11,389,020
Foreign currency transactions	(2,796)
Total net realized gain (loss)		11,386,224
Change in net unrealized appreciation (depreciation) on: Investment securities	2,384,326
Assets and liabilities in foreign currencies	(8,811)
Total change in net unrealized appreciation (depreciation)		2,375,515
Net gain (loss)		13,761,739
Net increase (decrease) in net assets resulting from operations		$ 16,497,310

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Nordic
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,735,571	$ 1,181,777
Net realized gain (loss)	11,386,224	18,349,102
Change in net unrealized appreciation (depreciation)	2,375,515	918,272
Net increase (decrease) in net assets resulting from operations	16,497,310	20,449,151
Distributions to shareholders from net investment income	(1,181,664)	(633,291)
Share transactions Proceeds from sales of shares	53,074,756	51,430,152
Reinvestment of distributions	1,146,167	613,718
Cost of shares redeemed	(29,688,868)	(36,891,811)
Net increase (decrease) in net assets resulting from share transactions	24,532,055	15,152,059
Redemption fees	83,313	187,429
Total increase (decrease) in net assets	39,931,014	35,155,348

Net Assets
Beginning of period	116,492,643	81,337,295
End of period (including undistributed net investment income of $2,660,512 and undistributed net investment income of $1,106,605, respectively)	$ 156,423,657	$ 116,492,643
Other Information Shares
Sold	1,942,957	2,222,711
Issued in reinvestment of distributions	43,024	29,807
Redeemed	(1,078,021)	(1,659,315)
Net increase (decrease)	907,960	593,203

Financial Highlights

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 24.44	$ 19.49	$ 15.36	$ 17.31	$ 27.19	$ 22.49
Income from Investment Operations
Net investment income (loss)E	.49	.26	.11	.10	.07	.05
Net realized and unrealized gain (loss)	2.84	4.80	4.14	(1.99)	(9.71)	5.10
Total from investment operations	3.33	5.06	4.25	(1.89)	(9.64)	5.15
Distributions from net investment income	(.22)	(.15)	(.12)	(.06)	(.03)	(.06)
Distributions from net realized gain	-	-	-	-	(.22)	(.45)
Total distributions	(.22)	(.15)	(.12)	(.06)	(.25)	(.51)
Redemption fees added to paid in capitalE	.02	.04	-G	-G	.01	.06
Net asset value, end of period	$ 27.57	$ 24.44	$ 19.49	$ 15.36	$ 17.31	$ 27.19
Total ReturnB, C, D	13.74%	26.31%	27.87%	(10.97)%	(35.72)%	23.21%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.19%A	1.28%	1.43%	1.35%	1.26%	1.17%
Expenses net of voluntary waivers, if any	1.19%A	1.28%	1.43%	1.35%	1.26%	1.17%
Expenses net of all reductions	1.16%A	1.24%	1.40%	1.30%	1.20%	1.15%
Net investment income (loss)	1.79%H	1.16%	.67%	.57%	.34%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 156,424	$ 116,493	$ 81,337	$ 73,992	$ 98,434	$ 200,872
Portfolio turnover rate	74%A	90%	96%	106%	88%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G Amount represents less than $.01 per share. H Ratio has not been annualized as most of the fund's investment income is earned in the first half of its fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pacific Basin

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2005
Japan	42.9%
Australia	11.8%
Korea (South)	11.1%
Hong Kong	7.9%
Taiwan	4.8%
India	4.7%
China	4.7%
Singapore	4.0%
Cayman Islands	1.4%
Other	6.7%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2004
Japan	50.2%
Australia	12.8%
Hong Kong	8.6%
Korea (South)	8.5%
China	3.0%
India	2.9%
Taiwan	2.7%
Singapore	2.2%
Indonesia	1.7%
Other	7.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.0	98.6
Short-Term Investments and Net Other Assets	1.0	1.4
Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Toyota Motor Corp. (Japan, Automobiles)	2.6	3.9
BHP Billiton Ltd. (Australia, Metals & Mining)	1.8	1.7
Nippon Electric Glass Co. Ltd. (Japan, Electronic Equipment & Instruments)	1.7	1.0
Esprit Holdings Ltd. (Hong Kong, Specialty Retail)	1.6	1.3
Sumitomo Mitsui Financial Group, Inc. (Japan, Commercial Banks)	1.1	0.9
Techtronic Industries Co. Ltd. (Hong Kong, Household Durables)	1.1	1.5
Hyundai Motor Co. (Korea (South), Automobiles)	1.1	1.1
Geodesic Information Systems Ltd. (India, Software)	1.0	0.1
ORIX Corp. (Japan, Consumer Finance)	1.0	1.0
Bridgestone Corp. (Japan, Auto Components)	1.0	1.1
	14.0
Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.1	28.9
Industrials	20.5	12.7
Financials	17.5	20.8
Information Technology	16.4	10.6
Materials	5.9	6.6
Health Care	4.5	6.8
Consumer Staples	3.7	4.2
Telecommunication Services	3.1	5.1
Energy	2.9	2.5
Utilities	0.4	0.4

Semiannual Report

Pacific Basin

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (Note 1)
Australia - 11.8%
ABC Learning Centres Ltd.	572,818	$ 2,469,487
AMP Ltd.	326,008	1,710,994
BHP Billiton Ltd.	726,230	9,179,548
Billabong International Ltd.	269,567	2,410,589
Bradken Ltd.	918,358	1,613,785
Cochlear Ltd.	40,700	975,852
Computershare Ltd.	522,600	2,057,079
ConnectEast Group	4,425,713	2,315,843
CSL Ltd.	151,469	3,738,194
DCA Group Ltd. (d)	764,300	1,951,923
Downer EDI Ltd.	899,232	3,174,397
Fosters Group Ltd.	140,033	559,953
Macquarie Airports unit	850,566	2,225,378
Macquarie Bank Ltd.	90,548	3,235,348
Macquarie Communications Infrastructure Group unit	621,600	2,898,254
Macquarie Infrastructure Group unit	1,076,091	3,050,750
Newcrest Mining Ltd.	269,887	3,121,678
PaperlinX Ltd.	600,000	1,321,452
Promina Group Ltd.	566,221	2,255,315
QBE Insurance Group Ltd.	260,135	3,027,165
Seek Ltd.	618,200	1,134,613
Sonic Healthcare Ltd.	220,899	2,035,761
United Group Ltd.	459,794	2,962,568
Westfield Group unit	111,978	1,418,517
TOTAL AUSTRALIA		60,844,443
Bermuda - 1.1%
Asia Aluminum Holdings Ltd. (a)	8,308,000	959,206
GOME Electrical Appliances Holdings Ltd.	1,337,000	1,303,520
Ports Design Ltd.	210,000	142,780
Sinolink Worldwide Holdings Ltd.	13,736,000	2,537,438
Skyworth Digital Holdings Ltd.	3,418,000	508,631
TOTAL BERMUDA		5,451,575
Cayman Islands - 1.4%
Dynasty Fine Wines Group Ltd.	2,700,000	1,013,123
Foxconn International Holdings Ltd.	2,559,000	1,534,704
Hutchison Telecommunications International Ltd.	1,380,000	1,310,037
Kingboard Chemical Holdings Ltd.	1,013,000	3,014,881
Kingboard Chemical Holdings Ltd. warrants 12/31/06 (a)	53,400	44,527
SinoCom Software Group Ltd.	826,000	529,813
TOTAL CAYMAN ISLANDS		7,447,085
China - 4.7%
Beijing Capital Land Ltd. (H Shares)	2,876,000	723,132
Beijing Media Corp. Ltd. (H Shares)	363,000	852,178
China Petroleum & Chemical Corp. (H Shares)	5,086,000	1,993,203
Chitaly Holdings Ltd.	1,834,000	1,670,438

	Shares	Value (Note 1)
Dongfang Electrical Machinery Co. Ltd. (H Shares)	1,384,000	$ 1,304,957
Global Bio-Chem Technology Group Co. Ltd.	4,956,000	3,242,457
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	221,500	9,803
Li Ning Co. Ltd.	2,464,000	1,058,908
People's Food Holdings Ltd.	5,177,000	3,413,198
PetroChina Co. Ltd. (H Shares)	4,206,000	2,511,403
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	1,111,500	1,696,794
Tencent Holdings Ltd.	1,522,000	1,054,341
Tong Ren Tang Technologies Co. Ltd. (H Shares)	567,000	1,098,330
Weichai Power Co. Ltd. (H Shares)	431,000	1,492,842
Wumart Stores, Inc. (H Shares)	85,000	138,483
Yantai Changyu Pioneer Wine Co. (B Shares)	1,135,700	1,762,876
TOTAL CHINA		24,023,343
Hong Kong - 7.9%
ASM Pacific Technology Ltd.	296,000	1,203,715
China Overseas Land & Investment Ltd.	4,392,000	907,112
China Travel International Investment HK Ltd.	4,932,000	1,439,386
Esprit Holdings Ltd.	1,098,500	8,173,363
Hanny Holdings Ltd.	1,360,000	632,440
Henderson Land Development Co. Ltd.	350,000	1,625,359
Hengan International Group Co. Ltd.	522,000	324,777
Hong Kong & China Gas Co. Ltd.	966,000	1,976,563
Hutchison Whampoa Ltd.	263,000	2,344,840
Hutchison Whampoa Ltd. ADR	29,400	1,317,120
Paul Y-ITC Construction Holdings Ltd.	14,648,000	4,650,785
Shun Tak Holdings Ltd.	3,136,000	3,057,471
Solomon Systech Ltd.	6,846,000	2,239,494
Techtronic Industries Co. Ltd.	2,480,000	5,519,807
Television Broadcasts Ltd.	419,000	2,107,040
Tom.com Ltd. (a)	5,098,000	948,289
Wharf Holdings Ltd.	582,000	1,937,462
TOTAL HONG KONG		40,405,023
India - 4.7%
ABB Ltd. India	28,016	778,423
Alembic Ltd.	194,510	1,154,385
Aztec Software & Technology Services Ltd. (a)	345,143	755,770
Bajaj Auto Ltd.	20,300	506,074
Bharat Electronics Ltd.	30,400	520,048
Crompton Greaves Ltd.	259,001	2,633,246
Geodesic Information Systems Ltd.	1,774,857	5,333,153
Housing Development Finance Corp. Ltd.	63,800	1,074,155
Indiabulls Financial Services Ltd.	216,263	534,060
Indiabulls Financial Services Ltd. GDR (a)	213,723	526,514
Kotak Mahindra Bank Ltd.	104,029	725,903
Max India Ltd. (a)	265,000	3,203,431
Common Stocks - continued
	Shares	Value (Note 1)
India - continued
Pantaloon Retail India Ltd.	49,549	$ 1,042,662
Pfizer Ltd.	85,600	1,380,578
State Bank of India	276,684	4,069,351
TOTAL INDIA		24,237,753
Indonesia - 1.3%
PT Indocement Tunggal Prakarsa Tbk (a)	3,467,000	960,035
PT Mitra Adiperkasa Tbk	33,856,000	3,183,944
PT Telkomunikasi Indonesia Tbk Series B	5,140,000	2,296,077
TOTAL INDONESIA		6,440,056
Japan - 42.9%
Aisin Seiki Co. Ltd.	163,000	3,544,492
Aruze Corp. (d)	75,800	1,691,674
Asahi Breweries Ltd.	145,000	1,848,975
Astellas Pharma, Inc.	122,800	4,450,548
Bandai Visual Co. Ltd. (d)	412	1,410,663
Bridgestone Corp.	261,000	5,015,880
Canon, Inc.	56,600	2,945,464
Casio Computer Co. Ltd.	153,000	2,096,910
Central Glass Co. Ltd.	191,000	1,313,410
Chiyoda Corp.	188,000	2,115,784
Chugai Pharmaceutical Co. Ltd.	124,100	1,943,464
Commuture Corp.	153,000	1,335,193
Cosmo Oil Co. Ltd.	393,000	1,308,126
Credit Saison Co. Ltd.	68,700	2,352,246
Cyber Agent Ltd.	700	2,830,710
Daikin Industries Ltd.	74,000	1,849,118
Don Quijote Co. Ltd. (d)	34,400	2,099,761
E*Trade Securities Co. Ltd.	213	759,771
East Japan Railway Co.	913	4,754,392
Forval Corp.	16,300	192,771
Fuji Seal International, Inc.	10,460	332,206
Fujirebio, Inc. (d)	114,500	1,873,934
Fujitsu Ltd.	545,000	3,004,387
Fullcast Co. Ltd.	662	1,584,759
Geomatec Co. Ltd. (d)	38,800	780,811
H.I.S. Co. Ltd.	112,300	2,575,885
Hamakyorex Co. Ltd. (d)	111,200	4,358,913
Hikari Tsushin, Inc. (d)	61,000	3,903,767
Hokuhoku Financial Group, Inc.	530,000	1,506,342
Hokuto Corp.	14,300	268,406
Honda Motor Co. Ltd.	62,300	3,002,860
Hoya Corp.	44,400	4,645,379
Intelligent Wave, Inc.	940	1,999,237
Ise Chemical Corp.	248,000	1,206,295
JAFCO Co. Ltd.	37,300	2,148,708
Japan Logistics Fund, Inc. (a)	5	26,228
JSR Corp.	102,300	2,068,441
Kamigumi Co. Ltd.	200,000	1,564,139
Kaneka Corp.	155,000	1,688,221
KOEI Co. Ltd. (d)	19,400	512,523

	Shares	Value (Note 1)
Konica Minolta Holdings, Inc.	227,000	$ 2,190,977
Koyo Seiko Co. Ltd.	131,000	1,784,149
livedoor Co. Ltd. (a)	253,400	775,788
Mars Engineering Corp.	55,900	1,812,685
Millea Holdings, Inc.	234	3,191,416
Mitsubishi Corp.	177,000	2,427,525
Mitsubishi Securities Co. Ltd. (d)	82,000	682,747
Mitsui & Co. Ltd.	275,000	2,614,926
Mitsui Trust Holdings, Inc.	407,000	4,044,769
Mizuho Financial Group, Inc.	703	3,305,474
Monex Beans Holdings, Inc. (a)(d)	1,100	1,384,835
Nidec Corp.	16,000	1,881,545
Nikko Cordial Corp.	249,000	1,163,662
Nippon Chemi-con Corp.	439,000	2,495,412
Nippon Electric Glass Co. Ltd.	546,000	8,706,838
Nippon Mining Holdings, Inc.	464,500	2,826,428
Nippon Shinpan Co. Ltd. (a)	294,000	1,357,139
Nishi-Nippon City Bank Ltd.	266,000	1,052,837
Nissin Co. Ltd.	1,381,800	3,123,382
Nitto Denko Corp.	91,600	5,005,894
Nittoku Engineering Co. Ltd.	140,500	1,432,470
NOK Corp.	90,500	2,369,313
Oracle Corp. Japan (d)	23,700	1,035,250
Oricon, Inc.	294	457,053
Oricon, Inc. New	142	220,753
ORIX Corp.	38,300	5,219,904
Ricoh Co. Ltd.	160,000	2,554,506
Riso Kyoiku Co. Ltd. (d)	1,688	177,896
Riso Kyoiku Co. Ltd. New (d)	10,980	1,181,253
Sankyo Co. Ltd. (Gunma)	31,400	1,554,277
Sega Sammy Holdings, Inc. (a)	64,600	3,801,450
SFCG Co. Ltd. (d)	15,610	4,016,765
Softbank Corp. (d)	74,300	2,990,424
Sony Corp.	124,100	4,555,711
Square Enix Co. Ltd.	22,500	755,365
Stanley Electric Co. Ltd.	284,900	4,630,134
Sumitomo Electric Industries Ltd.	151,000	1,578,407
Sumitomo Forestry Co. Ltd.	325,000	2,953,982
Sumitomo Mitsui Financial Group, Inc.	882	5,703,347
Sumitomo Osaka Cement Co. Ltd.	358,000	908,231
Sumitomo Rubber Industries Ltd.	344,000	3,353,057
T&D Holdings, Inc.	61,600	3,043,281
Takara Holdings, Inc. (d)	312,000	2,002,632
Teijin Ltd.	691,000	3,130,424
Telewave, Inc. New (d)	312	1,368,813
TIS, Inc.	39,600	1,435,193
Tokyo Tomin Bank Ltd.	31,600	913,190
Toyota Motor Corp.	362,900	13,193,229
USS Co. Ltd.	33,060	2,626,512
ValueClick Japan, Inc. (a)	11,153	551,002
Yamato Transport Co. Ltd.	313,000	4,140,496
TOTAL JAPAN		220,593,541
Common Stocks - continued
	Shares	Value (Note 1)
Korea (South) - 10.9%
Ace Digitech Co. Ltd. (a)	124,762	$ 1,376,373
Binggrea Co. Ltd.	38,230	1,495,306
Core Logic, Inc.	48,153	1,704,744
Doosan Heavy Industries & Construction Co. Ltd.	77,000	949,854
Edubox, Inc. (a)	1,263,722	899,852
GS Holdings Corp.	40,951	973,361
Hyundai Heavy Industries Co. Ltd.	64,730	3,291,355
Hyundai Mipo Dockyard Co. Ltd.	66,560	4,238,851
Hyundai Motor Co.	101,540	5,488,922
INSUN ENT Co. Ltd.	51,900	931,712
Jahwa Electronics Co. Ltd.	136,170	1,147,154
Jeonbuk Bank	6,393	28,596
Keangnam Enterprises (a)	50,830	505,190
Kia Motors Corp.	214,590	2,657,893
Kookmin Bank	50,290	2,118,322
Kumho Electric Co. Ltd.	47,709	2,067,022
LG Corp.	71,178	1,641,855
LG Electronics, Inc.	30,000	2,000,801
LG Household & Health Care Ltd.	9,940	327,977
Lightron Fiber-Optic Devices, Inc. (a)	106,600	860,625
NCsoft Corp. (a)	20,960	1,610,205
NHN Corp.	12,700	1,184,535
Phoenix PDE Co. Ltd.	373,000	2,427,810
S1 Corp.	29,640	1,142,972
Seoul Semiconductor Co. Ltd.	69,668	1,687,375
SFA Engineering Corp.	158,200	3,680,913
Shinhan Financial Group Co. Ltd.	95,862	2,475,625
STX Engine Co. Ltd.	128,440	1,436,271
STX Shipbuilding Co. Ltd.	23,740	488,085
Taewoong Co. Ltd.	102,500	899,483
TSM Tech Co. Ltd.	163,400	1,343,776
Woori Finance Holdings Co. Ltd.	104,690	956,499
Yedang Entertainment Co. Ltd. (a)	220,493	2,222,399
TOTAL KOREA (SOUTH)		56,261,713
Malaysia - 0.9%
PLUS Expressways BHD	1,156,700	910,140
Public Bank BHD (For. Reg.)	1,177,656	2,138,375
Southern Bank BHD	600,000	521,053
Southern Bank BHD (For. Reg.)	1,462,000	1,246,547
TOTAL MALAYSIA		4,816,115
Philippines - 1.0%
Philippine Long Distance Telephone Co.	92,000	2,348,067
Philippine Long Distance Telephone Co. sponsored ADR (d)	102,200	2,633,694
TOTAL PHILIPPINES		4,981,761

	Shares	Value (Note 1)
Singapore - 4.0%
Accord Customer Care Solutions Ltd. (a)	6,599,000	$ 966,827
Ascendas Real Estate Investment Trust (A-REIT)	781,000	944,008
CapitaLand Ltd.	2,724,000	4,240,400
Citiraya Industries Ltd.	1,791,000	590,404
ComfortDelgro Corp. Ltd.	1,354,000	1,438,227
Fortune (REIT)	1,137,000	926,205
HTL International Holdings Ltd.	3,177,000	2,307,936
Hyflux Ltd.	872,000	1,809,902
Keppel Corp. Ltd.	468,000	3,056,956
Pertama Holdings Ltd.	5,313,000	891,933
Petra Foods Ltd.	2,950,000	2,161,040
Raffles Education Corp. Ltd.	2,474,000	1,049,649
TOTAL SINGAPORE		20,383,487
Taiwan - 4.8%
Acer, Inc.	854,000	1,399,641
Asia Optical Co., Inc.	211,000	1,300,176
Chinatrust Financial Holding Co.	1,715,494	1,963,153
Chipbond Technology Corp.	411,000	503,883
Far EasTone Telecommunications Co. Ltd.	2,244,700	2,751,985
Formosa Petrochemical Corp.	627,000	1,304,577
High Tech Computer Corp.	227,000	1,594,958
Hon Hai Precision Industries Co. Ltd.	282,599	1,343,340
King Yuan Electronics Co. Ltd.	1,732,000	1,236,351
Optimax Technology Corp.	469,000	1,355,656
Opto Technology Corp. (a)	5,331,000	890,775
Pihsiang Machinery Manufacturing Co.	335,000	798,896
Springsoft, Inc.	954,000	1,939,149
Taiwan Secom Co.	564,000	835,890
Tong Yang Industry Co. Ltd.	381,000	518,326
Tsann Kuen Enterprise Co. Ltd.	1,743,000	2,198,278
United Microelectronics Corp.	2,632,000	1,550,218
Yageo Corp. (a)	4,407,000	1,347,210
TOTAL TAIWAN		24,832,462
Thailand - 1.2%
Advanced Info Service PCL (For. Reg.)	1,045,500	2,518,000
Bumrungrad Hospital PCL (For. Reg.) (a)	505,600	221,749
Italian-Thai Development PCL	2,645,400	620,356
Thai Oil PCL (For. Reg.)	992,000	1,622,107
True Corp. PCL (a)	4,760,100	989,551
True Corp. PCL (For. Reg.) rights 4/30/08 (a)	206,113	0
TOTAL THAILAND		5,971,763
United States of America - 0.2%
ResMed, Inc. CHESS Depositary Interests (a)	207,151	1,276,483
TOTAL COMMON STOCKS (Cost $458,885,949)		507,966,603
Nonconvertible Preferred Stocks - 0.2%
	Shares	Value (Note 1)
Korea (South) - 0.2%
LG Electronics, Inc. (Cost $845,811)	26,450	$ 997,412
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 2.84% (b)	2,630,862	2,630,862
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	21,837,470	21,837,470
TOTAL MONEY MARKET FUNDS (Cost $24,468,332)		24,468,332
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $484,200,092)		533,432,347
NET OTHER ASSETS - (3.8)%		(19,287,721)
NET ASSETS - 100%		$ 514,144,626
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $43,207,928 of which $12,713,654 and $30,494,274 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pacific Basin

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,841,380) (cost $484,200,092) - See accompanying schedule		$ 533,432,347
Foreign currency held at value (cost $2,049,157)		2,065,866
Receivable for investments sold		4,565,544
Receivable for fund shares sold		530,192
Dividends receivable		1,735,543
Interest receivable		3,267
Prepaid expenses		1,370
Other affiliated receivables		561
Other receivables		35,086
Total assets		542,369,776

Liabilities
Payable for investments purchased	$ 4,454,329
Payable for fund shares redeemed	716,163
Accrued management fee	275,352
Other affiliated payables	139,064
Other payables and accrued expenses	802,772
Collateral on securities loaned, at value	21,837,470
Total liabilities		28,225,150

Net Assets		$ 514,144,626
Net Assets consist of:
Paid in capital		$ 479,699,806
Undistributed net investment income		1,817,586
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,998,234)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		48,625,468
Net Assets, for 26,350,115 shares outstanding		$ 514,144,626
Net Asset Value, offering price and redemption price per share ($514,144,626 ÷ 26,350,115 shares)		$ 19.51

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 4,966,048
Interest		35,483
Security lending		105,737
		5,107,268
Less foreign taxes withheld		(472,930)
Total income		4,634,338

Expenses
Management fee Basic fee	$ 1,811,900
Performance adjustment	(201,545)
Transfer agent fees	678,170
Accounting and security lending fees	127,453
Independent trustees' compensation	1,405
Custodian fees and expenses	220,537
Registration fees	34,446
Audit	37,082
Legal	615
Miscellaneous	2,226
Total expenses before reductions	2,712,289
Expense reductions	(31,140)	2,681,149
Net investment income (loss)		1,953,189
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $415,737)	31,876,083
Foreign currency transactions	21,877
Total net realized gain (loss)		31,897,960
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $487,999)	10,534,728
Assets and liabilities in foreign currencies	(24,586)
Total change in net unrealized appreciation (depreciation)		10,510,142
Net gain (loss)		42,408,102
Net increase (decrease) in net assets resulting from operations		$ 44,361,291

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,953,189	$ 1,889,777
Net realized gain (loss)	31,897,960	37,378,041
Change in net unrealized appreciation (depreciation)	10,510,142	(19,720,916)
Net increase (decrease) in net assets resulting from operations	44,361,291	19,546,902
Distributions to shareholders from net investment income	(1,990,052)	(3,891,845)
Distributions to shareholders from net realized gain	(3,233,832)	-
Total distributions	(5,223,884)	(3,891,845)
Share transactions Proceeds from sales of shares	88,770,062	173,753,484
Reinvestment of distributions	4,800,773	3,503,557
Cost of shares redeemed	(63,789,589)	(167,584,200)
Net increase (decrease) in net assets resulting from share transactions	29,781,246	9,672,841
Redemption fees	98,791	548,652
Total increase (decrease) in net assets	69,017,444	25,876,550
Net Assets
Beginning of period	445,127,182	419,250,632
End of period (including undistributed net investment income of $1,817,586 and undistributed net investment income of $1,854,449, respectively)	$ 514,144,626	$ 445,127,182
Other Information Shares
Sold	4,499,864	9,569,285
Issued in reinvestment of distributions	262,912	207,801
Redeemed	(3,269,167)	(9,495,851)
Net increase (decrease)	1,493,609	281,235

Financial Highlights

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 17.91	$ 17.06	$ 12.73	$ 13.09	$ 20.32	$ 22.48
Income from Investment Operations
Net investment income (loss)F	.08	.07	.06	(.02)	(.02)	(.10)
Net realized and unrealized gain (loss)	1.73	.92	4.26	(.36)	(5.91)	(1.86)
Total from investment operations	1.81	.99	4.32	(.38)	(5.93)	(1.96)
Distributions from net investment income	(.08)	(.16)	-	-	(1.10)	-
Distributions in excess of net investment income	-	-	-	-	-	(.28)
Distributions from net realized gain	(.13)	-	-	-	(.23)	-
Total distributions	(.21)	(.16)	-	-	(1.33)	(.28)
Redemption fees added to paid in capitalF	-H	.02	.01	.02	.03	.08
Net asset value, end of period	$ 19.51	$ 17.91	$ 17.06	$ 12.73	$ 13.09	$ 20.32
Total ReturnB, C, D, E	10.19%	5.98%	34.01%	(2.75)%	(30.79)%	(8.61)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.08%A	1.20%	1.17%	1.51%	1.48%	1.25%
Expenses net of voluntary waivers, if any	1.08%A	1.20%	1.17%	1.51%	1.48%	1.25%
Expenses net of all reductions	1.07%A	1.19%	1.17%	1.50%	1.45%	1.22%
Net investment income (loss)	.78%A	.42%	.41%	(.15)%	(.11)%	(.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 514,145	$ 445,127	$ 419,251	$ 306,206	$ 303,672	$ 516,769
Portfolio turnover rate	94%A	145%	97%	98%	123%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Total returns do not include the effect of the contingent deferred sales charge. F Calculated based on average shares outstanding during the period. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Southeast Asia

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2005
Korea (South)	30.4%
Taiwan	17.0%
Hong Kong	14.8%
Singapore	11.2%
China	9.4%
Indonesia	4.2%
Malaysia	3.4%
Cayman Islands	3.3%
Australia	1.5%
Other	4.8%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2004
Korea (South)	29.0%
Hong Kong	21.8%
Taiwan	12.3%
China	11.3%
Indonesia	5.8%
Singapore	5.8%
Thailand	4.7%
Malaysia	4.0%
United Kingdom	1.5%
Other	3.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.9	98.6
Short-Term Investments and Net Other Assets	1.1	1.4
Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	7.4	6.1
Shinhan Financial Group Co. Ltd. (Korea (South), Commercial Banks)	3.2	2.4
Esprit Holdings Ltd. (Hong Kong, Specialty Retail)	2.2	1.6
Kookmin Bank (Korea (South), Commercial Banks)	2.1	0.0
Kingboard Chemical Holdings Ltd. (Cayman Islands, Electronic Equipment & Instruments)	1.9	1.1
PetroChina Co. Ltd. (H Shares) (China, Oil & Gas)	1.7	1.6
Hyundai Motor Co. (Korea (South), Automobiles)	1.6	1.2
Hutchison Whampoa Ltd. (Hong Kong, Industrial Conglomerates)	1.6	2.8
Far EasTone Telecommunications Co. Ltd. (Taiwan, Wireless Telecommunication Services)	1.5	0.9
Keppel Corp. Ltd. (Singapore, Industrial Conglomerates)	1.5	0.9
	24.7
Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.1	14.2
Financials	22.0	25.3
Industrials	16.1	11.6
Consumer Discretionary	14.6	10.7
Energy	8.7	7.1
Materials	3.8	16.5
Telecommunication Services	3.4	6.5
Consumer Staples	3.2	4.5
Utilities	2.7	1.3
Health Care	0.3	0.9

Semiannual Report

Southeast Asia

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value (Note 1)
Australia - 1.5%
Caltex Australia Ltd.	525,000	$ 5,740,350
ConnectEast Group	5,500,000	2,877,985
Downer EDI Ltd.	3,519	12,422
Seek Ltd.	158,900	291,637
TOTAL AUSTRALIA		8,922,394
Bermuda - 0.3%
Titan Petrochemicals Group Ltd.	18,000,000	1,801,108
Cayman Islands - 3.3%
China Shineway Pharmaceutical Group Ltd.	3,419,000	1,754,413
Dynasty Fine Wines Group Ltd.	10,840,000	4,067,503
Foxconn International Holdings Ltd.	3,550,000	2,129,035
International Entertainment Co. (a)	300,000	298,260
Kingboard Chemical Holdings Ltd.	3,660,500	10,894,345
Kingboard Chemical Holdings Ltd. warrants 12/31/06 (a)	175,000	145,923
TOTAL CAYMAN ISLANDS		19,289,479
China - 9.4%
Angang New Steel Co. Ltd. (H Shares)	5,000,000	2,693,966
Anhui Expressway Co. Ltd. (H Shares)	3,720,000	2,290,640
Beijing Capital Land Ltd. (H Shares)	5,800,000	1,458,333
Beijing Media Corp. Ltd. (H Shares)	516,500	1,212,535
China Mengniu Dairy Co. Ltd.	4,860,000	3,210,822
China Petroleum & Chemical Corp. (H Shares)	19,320,000	7,571,508
China Resources Land Ltd.	14,100,000	2,496,151
China Shipping Development Co. Ltd. (H Shares)	3,740,000	3,286,510
Chitaly Holdings Ltd.	486,000	442,657
Dongfang Electrical Machinery Co. Ltd. (H Shares)	2,760,000	2,602,371
Global Bio-Chem Technology Group Co. Ltd.	3,200,000	2,093,596
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	665,000	29,432
Guangshen Railway Co. Ltd. Class H	5,000,000	1,715,799
Li Ning Co. Ltd.	4,034,000	1,733,618
PetroChina Co. Ltd. (H Shares)	16,326,000	9,748,255
Shanda Interactive Entertainment Ltd. ADR (d)	64,000	2,058,880
Shanghai Electric (Group) Corp. (H Shares) (a)	5,248,000	1,131,034
Shanghai Forte Land Co. Ltd. (H Shares)	10,300,000	2,708,718
Sinopec Zhenhai Refining & Chemical Co. Ltd. (H Shares)	2,818,000	3,127,014
Tencent Holdings Ltd.	1,080,000	748,153
Weichai Power Co. Ltd. (H Shares)	103,000	356,758
Wumart Stores, Inc. (H Shares)	131,000	213,426
ZTE Corp. (H Shares)	400,000	1,146,860
TOTAL CHINA		54,077,036

	Shares	Value (Note 1)
Hong Kong - 14.8%
ASM Pacific Technology Ltd. (d)	800,000	$ 3,253,284
Cheung Kong Holdings Ltd.	579,000	5,459,321
Cross-Harbour Holdings Ltd.	1,400,000	1,293,103
Esprit Holdings Ltd.	1,732,000	12,886,905
Great Eagle Holdings Ltd.	2,140,000	4,817,965
Hong Kong & China Gas Co. Ltd.	3,180,000	6,506,696
Hong Kong Electric Holdings Ltd.	299,500	1,367,790
Hong Kong Land Holdings Ltd.	2,600,000	7,514,000
Hutchison Whampoa Ltd.	1,040,000	9,272,373
Jardine Matheson Holdings Ltd.	220,000	3,960,000
Jardine Strategic Holdings Ltd.	340,000	3,349,000
Joyce Boutique Holdings Ltd. (a)	16,000,000	1,231,527
Li & Fung Ltd.	1,000,000	1,911,433
Paul Y-ITC Construction Holdings Ltd.	2,800,000	889,009
Swire Pacific Ltd. (A Shares)	924,000	7,704,741
Techtronic Industries Co. Ltd.	3,300,000	7,344,905
Television Broadcasts Ltd.	840,000	4,224,138
YGM Trading Ltd.	1,370,000	2,284,739
TOTAL HONG KONG		85,270,929
Indonesia - 4.2%
PT Bakrie & Brothers Tbk (a)	58,000,000	909,089
PT Ciputra Development Tbk (a)	14,131,000	812,125
PT Energi Mega Persada Tbk	28,000,000	1,726,224
PT Gadjah Tunggal Tbk (a)	13,000,000	923,718
PT Hanjaya Mandala Sampoerna Tbk	3,150,000	3,439,648
PT Hexindo Adiperkasa Tbk	2,000,000	835,944
PT Jakarta International Hotel & Development Tbk (a)	26,000,000	1,711,595
PT Pabrik Kertas Tjiwi Kimia Tbk (a)	7,500,000	1,645,765
PT Perusahaan Gas Negara Tbk Series B	22,800,000	6,194,345
PT Perushahaan Perkebunan London Sumatra Tbk	6,000,000	1,285,264
PT Tambang Batubbara Bukit Asam Tbk	8,200,000	1,328,106
PT United Tractors Tbk	10,300,000	3,175,020
TOTAL INDONESIA		23,986,843
Korea (South) - 27.2%
AmorePacific Corp.	6,200	1,535,853
Cheil Communications, Inc.	24,500	4,029,684
CJ Home Shopping	62,000	4,831,409
Daewoo Heavy Industries & Machinery Ltd.	425,790	3,484,550
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	158,000	2,820,578
Dongbu Insurance Co. Ltd.	160,000	1,275,699
Hanjin Shipping Co. Ltd.	308,450	8,445,172
Hanwha Chemical Corp.	90,000	1,056,062
Hyundai Department Store Co. Ltd.	20,000	877,545
Hyundai Fire&Marine Insurance Co. Ltd.	650,000	3,011,733
Hyundai Heavy Industries Co. Ltd.	154,000	7,830,505
Hyundai Mipo Dockyard Co. Ltd.	82,000	5,222,142
Hyundai Mobis	60,500	3,937,868
Common Stocks - continued
	Shares	Value (Note 1)
Korea (South) - continued
Hyundai Motor Co.	68,948	$ 3,727,104
Kookmin Bank	284,000	11,962,687
Korea Exchange Bank (a)	480,000	4,019,655
LG Card Co. Ltd. (a)	110,000	3,033,797
LG Electronics, Inc.	92,320	6,157,133
LG.Philips LCD Co. Ltd. ADR (d)	134,500	3,113,675
NCsoft Corp. (a)	50,000	3,841,138
Phoenix PDE Co. Ltd.	150,000	976,331
S-Oil Corp.	103,430	7,178,170
Samsung Electronics Co. Ltd.	93,774	42,509,102
Shinhan Financial Group Co. Ltd.	716,670	18,507,917
Shinsegae Co. Ltd.	7,500	2,391,936
Ssangyong Engineering & Construction Co. Ltd. (a)	100,000	737,137
TOTAL KOREA (SOUTH)		156,514,582
Malaysia - 3.4%
Bintulu Port Holdings BHD	500,000	534,211
Bursa Malaysia BHD	591,600	594,714
DRB-Hicom BHD	1,300,000	615,789
KLCC Property Holdings BHD	3,400,000	1,816,316
Kurnia Asia BHD	2,000,000	657,895
Landmarks BHD	2,600,000	632,895
Lion Corp. BHD (a)	3,000,000	907,895
Lion Industries Corp. BHD	2,500,000	934,211
Malayan Banking BHD	880,000	2,686,316
Malaysian International Shipping Corp. BHD (For. Reg.)	200,000	936,842
PLUS Expressways BHD	667,600	525,296
Public Bank BHD (For. Reg.)	3,640,625	6,610,609
Southern Bank BHD (For. Reg.)	1,661,800	1,416,903
Star Publications (Malaysia) BHD	300,000	548,684
TOTAL MALAYSIA		19,418,576
Philippines - 0.7%
Philippine Long Distance Telephone Co.	151,000	3,853,893
Singapore - 11.2%
Ascendas Real Estate Investment Trust (A-REIT)	2,988,000	3,611,648
CapitaLand Ltd.	2,670,000	4,156,340
ComfortDelgro Corp. Ltd.	2,130,000	2,262,499
Cosco Investment (Singapore) Ltd.	4,100,000	4,355,045
Ezra Holdings Ltd.	842,000	642,513
Fortune (REIT)	2,040,000	1,661,792
Hotel Properties Ltd.	1,320,000	1,224,834
Hyflux Ltd.	644,000	1,336,671
Jurong Technologies Industrial Corp. Ltd.	1,900,000	1,913,803
Keppel Corp. Ltd.	1,320,000	8,622,184
Keppel Land Ltd.	1,550,000	2,384,470
KS Tech Ltd.	1,140,000	1,071,729
Neptune Orient Lines Ltd.	1,770,000	3,673,768
Overseas Union Enterprises Ltd.	190,000	985,898
Raffles Holdings Ltd.	5,300,000	2,248,642

	Shares	Value (Note 1)
Sembcorp Marine Ltd.	1,750,000	$ 2,083,206
Singapore Land Ltd.	840,000	3,025,456
Singapore Petroleum Co. Ltd. (d)	3,020,000	7,595,629
Singapore Telecommunications Ltd.	1,150,000	1,797,204
Starhub Ltd.	2,150,000	1,732,495
STATS ChipPAC Ltd. (a)	4,800,000	2,930,224
United Industrial Corp. Ltd.	1,800,000	1,120,811
United Overseas Bank Ltd.	445,280	3,887,128
TOTAL SINGAPORE		64,323,989
Taiwan - 17.0%
Acer, Inc.	3,160,000	5,179,001
Advanced Semiconductor Engineering, Inc.	5,322,288	3,543,649
Asia Optical Co., Inc.	349,861	2,155,834
AU Optronics Corp.	4,230,000	6,695,695
AU Optronics Corp. sponsored ADR	72,200	1,171,084
Chi Mei Optoelectronics Corp.	2,594,000	4,400,832
China Steel Corp.	7,600,000	7,833,547
Chinatrust Financial Holding Co.	2,328,806	2,665,007
Chunghwa Telecom Co. Ltd.	1,320,000	2,598,592
E.Sun Financial Holdings Co. Ltd.	2,955,847	2,412,743
EVA Airways Corp.	4,550,000	2,111,876
Far EasTone Telecommunications Co. Ltd.	7,084,000	8,684,930
Formosa Petrochemical Corp.	1,880,000	3,911,652
High Tech Computer Corp.	200,000	1,405,250
Hon Hai Precision Industries Co. Ltd.	1,702,695	8,093,797
King Yuan Electronics Co. Ltd.	6,300,000	4,497,119
Kinsus Interconnect Technology Corp.	194,000	357,074
Merida Industry Co. Ltd.	1,100,000	630,282
Nien Made Enterprise Co. Ltd.	2,020,492	3,298,498
Novatek Microelectronics Corp.	660,000	2,947,183
Optimax Technology Corp.	781,000	2,257,500
Siliconware Precision Industries Co. Ltd.	4,300,000	3,730,154
Tainan Enterprises Co. Ltd.	274,000	354,341
Taiwan Semiconductor Manufacturing Co. Ltd.	4,373,000	7,265,003
United Microelectronics Corp.	8,600,000	5,065,301
Yang Ming Marine Trnsport Corp.	5,068,000	4,980,397
TOTAL TAIWAN		98,246,341
Thailand - 1.5%
Advanced Info Service PCL (For. Reg.)	500,000	1,204,208
Aromatics (Thailand) PCL	3,450,000	5,247,813
Asia Credit PCL (For. Reg.) (a)	4,500,000	684,497
Sino Thai Engineering & Construction PCL:
(For. Reg.)	700,000	145,519
(For. Reg.) warrants 3/17/08 (a)	900,000	0
Thai Oil PCL (For. Reg.)	1,000,000	1,635,188
True Corp. PCL (a)	100	21
TOTAL THAILAND		8,917,246
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - 1.2%
HSBC Holdings PLC (Hong Kong) (Reg.)	425,686	$ 6,815,233
TOTAL COMMON STOCKS (Cost $475,327,791)		551,437,649
Nonconvertible Preferred Stocks - 3.2%

Korea (South) - 3.2%
Hyundai Motor Co.	268,730	9,298,146
LG Electronics, Inc.	68,000	2,564,235
Samsung Electronics Co. Ltd.	21,500	6,425,632
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $12,515,842)		18,288,013
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 2.84% (b)	4,099,480	4,099,480
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	7,065,081	7,065,081
TOTAL MONEY MARKET FUNDS (Cost $11,164,561)		11,164,561
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $499,008,194)		580,890,223
NET OTHER ASSETS - (0.8)%		(4,640,226)
NET ASSETS - 100%		$ 576,249,997
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $41,732,035 of which $12,016,985, $323,970 and $29,391,080 will expire on October 31, 2006, 2007 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Southeast Asia

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,982,232) (cost $499,008,194) - See accompanying schedule		$ 580,890,223
Cash		160,470
Foreign currency held at value (cost $171,065)		171,652
Receivable for investments sold		427,815
Receivable for fund shares sold		747,672
Dividends receivable		1,934,940
Interest receivable		10,071
Prepaid expenses		1,319
Other affiliated receivables		109
Other receivables		79,073
Total assets		584,423,344

Liabilities
Payable for investments purchased	$ 106,000
Payable for fund shares redeemed	387,765
Accrued management fee	350,351
Other affiliated payables	142,544
Other payables and accrued expenses	121,606
Collateral on securities loaned, at value	7,065,081
Total liabilities		8,173,347

Net Assets		$ 576,249,997
Net Assets consist of:
Paid in capital		$ 481,752,360
Undistributed net investment income		1,773,298
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,766,175
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		81,958,164
Net Assets, for 34,072,714 shares outstanding		$ 576,249,997
Net Asset Value, offering price and redemption price per share ($576,249,997 ÷ 34,072,714 shares)		$ 16.91

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 8,315,588
Interest		83,857
Security lending		58,757
		8,458,202
Less foreign taxes withheld		(1,107,539)
Total income		7,350,663

Expenses
Management fee Basic fee	$ 1,945,018
Performance adjustment	(23,808)
Transfer agent fees	677,027
Accounting and security lending fees	133,019
Independent trustees' compensation	1,448
Custodian fees and expenses	368,142
Registration fees	22,769
Audit	47,453
Legal	650
Miscellaneous	2,208
Total expenses before reductions	3,173,926
Expense reductions	(10,690)	3,163,236
Net investment income (loss)		4,187,427
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	53,658,536
Foreign currency transactions	(286,978)
Total net realized gain (loss)		53,371,558
Change in net unrealized appreciation (depreciation) on: Investment securities	9,577,005
Assets and liabilities in foreign currencies	49,074
Total change in net unrealized appreciation (depreciation)		9,626,079
Net gain (loss)		62,997,637
Net increase (decrease) in net assets resulting from operations		$ 67,185,064

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,187,427	$ 5,201,331
Net realized gain (loss)	53,371,558	56,124,758
Change in net unrealized appreciation (depreciation)	9,626,079	(34,410,743)
Net increase (decrease) in net assets resulting from operations	67,185,064	26,915,346
Distributions to shareholders from net investment income	(4,393,636)	(3,836,810)
Share transactions Proceeds from sales of shares	110,127,329	224,915,681
Reinvestment of distributions	4,237,758	3,688,981
Cost of shares redeemed	(65,915,246)	(182,949,102)
Net increase (decrease) in net assets resulting from share transactions	48,449,841	45,655,560
Redemption fees	134,871	585,457
Total increase (decrease) in net assets	111,376,140	69,319,553

Net Assets
Beginning of period	464,873,857	395,554,304
End of period (including undistributed net investment income of $1,773,298 and undistributed net investment income of $1,979,507, respectively)	$ 576,249,997	$ 464,873,857
Other Information Shares
Sold	6,550,442	14,904,527
Issued in reinvestment of distributions	261,752	264,130
Redeemed	(3,991,598)	(12,752,681)
Net increase (decrease)	2,820,596	2,415,976

Financial Highlights

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 14.87	$ 13.72	$ 9.96	$ 9.10	$ 11.74	$ 12.15
Income from Investment Operations
Net investment income (loss)E	.13	.16	.15	.06	.03	(.04)
Net realized and unrealized gain (loss)	2.05	1.10	3.68	.81	(2.68)	(.38)
Total from investment operations	2.18	1.26	3.83	.87	(2.65)	(.42)
Distributions from net investment income	(.14)	(.13)	(.08)	(.03)	-	(.02)
Redemption fees added to paid in capitalE	-G	.02	.01	.02	.01	.03
Net asset value, end of period	$ 16.91	$ 14.87	$ 13.72	$ 9.96	$ 9.10	$ 11.74
Total ReturnB, C, D	14.70%	9.39%	38.81%	9.75%	(22.49)%	(3.24)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.18%A	1.21%	1.32%	1.54%	1.55%	1.37%
Expenses net of voluntary waivers, if any	1.18%A	1.21%	1.32%	1.54%	1.55%	1.37%
Expenses net of all reductions	1.17%A	1.20%	1.32%	1.50%	1.52%	1.35%
Net investment income (loss)	1.56%A	1.11%	1.35%	.54%	.24%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 576,250	$ 464,874	$ 395,554	$ 245,651	$ 206,012	$ 290,998
Portfolio turnover rate	125%A	131%	115%	131%	91%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited, except as indicated)

1. Significant Accounting Policies.

Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Pacific Basin Fund, and Fidelity Southeast Asia Fund (the funds) are funds of Fidelity Investment Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements and notes to financial statements, as they relate to Fidelity Emerging Markets Fund, have been audited by PricewaterhouseCoopers LLP. Certain funds' investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Each fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, China Region and Japan Smaller Companies claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Canada	$ 868,972,048	$ 136,387,262	$ (30,244,206)	$ 106,143,056
China Region	282,889,480	57,418,847	(5,986,743)	51,432,104
Emerging Markets	807,003,801	157,088,938	(39,536,222)	117,552,716
Europe	2,175,704,470	347,994,224	(59,783,617)	288,210,607
Europe Capital Appreciation	505,890,116	35,979,879	(20,384,649)	15,595,230
Japan	738,956,795	71,912,445	(28,980,855)	42,931,590
Japan Smaller Companies	1,152,387,161	346,416,809	(29,317,663)	317,099,146
Latin America	531,503,183	154,191,306	(23,625,289)	130,566,017
Nordic	153,774,287	25,163,009	(7,061,141)	18,101,868
Pacific Basin	488,033,927	70,911,194	(25,512,774)	45,398,420
Southeast Asia	499,334,120	95,204,774	(13,648,671)	81,556,103

Short-Term Trading (Redemption) Fees. Shares held in Canada, China Region, Emerging Markets, Japan, Japan Smaller Companies, Latin America, Nordic, Pacific Basin and Southeast Asia less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. Shares held in Europe and Europe Capital Appreciation less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the funds and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits each fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. Each fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Canada	565,828,524	84,584,494
China Region	99,666,989	88,591,222
Emerging Markets	540,722,937	297,303,026
Europe	1,208,861,492	924,981,688
Europe Capital Appreciation	462,347,285	422,395,346
Japan	322,029,789	292,085,394
Japan Smaller Companies	368,148,684	498,879,452
Latin America	312,940,210	76,396,911
Nordic	68,601,310	53,700,426
Pacific Basin	260,786,034	233,318,633
Southeast Asia	386,165,006	338,197,215

Semiannual Report

Notes to Financial Statements (Unaudited, except as indicated) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Canada, Europe, Europe Capital Appreciation, Japan, Pacific Basin, and Southeast Asia is subject to a performance adjustment (up to a maximum ±.20% of each applicable fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on each fund's relative investment performance as compared to an appropriate benchmark index. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets, including the performance adjustment, if applicable was as follows:

	Individual Rate	Group Rate	Total
Canada	.45%	.27%	.78%
China Region	.45%	.27%	.72%
Emerging Markets	.45%	.27%	.72%
Europe	.45%	.27%	.76%
Europe Capital Appreciation	.45%	.27%	.63%
Japan	.45%	.27%	.66%
Japan Smaller Companies	.45%	.27%	.72%
Latin America	.45%	.27%	.72%
Nordic	.45%	.27%	.72%
Pacific Basin	.45%	.27%	.64%
Southeast Asia	.45%	.27%	.71%

Sales Load. Shares of Canada, Europe, and Pacific Basin purchased prior to October 12, 1990, are subject to a 1% deferred sales charge upon redemption. For the period, sales charge amounts retained by Fidelity Distributors Corporation (FDC), an affiliate of FMR, were as follows:

Retained by FDC
Canada	$ 666
Europe	9,336
Pacific Basin	3,297

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Canada	.26%
China Region	.27%
Emerging Markets	.27%
Europe	.25%
Europe Capital Appreciation	.23%
Japan	.24%
Japan Smaller Companies	.20%
Latin America	.25%
Nordic	.28%
Pacific Basin	.27%
Southeast Asia	.25%

Accounting and Security Lending Fees. FSC maintains each fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. Each fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Canada	$ 372,561
China Region	82,494
Emerging Markets	208,972
Europe	645,275
Europe Capital Appreciation	178,572
Japan	74,551
Japan Smaller Companies	415,573
Latin America	162,547
Nordic	41,669
Pacific Basin	35,849
Southeast Asia	80,609

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. For each applicable fund, the commissions paid to these affiliated firms were as follows:

Amount
Canada	$ 7,095
Emerging Markets	670
Europe Capital Appreciation	3,512
Latin America	1,670
Nordic	17

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Europe	Borrower	$ 5,961,250	2.88%	$ 1,909
Latin America	Borrower	7,540,778	2.90%	5,470

5. Committed Line of Credit.

Each fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Each fund may lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited, except as indicated) - continued

7. Bank Borrowings.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate
Europe	$5,879,250	2.46%

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody expense reduction	Transfer Agent expense reduction
Canada	$ 118,373	$ 3,438	$ 3,424
China Region	4,842	80	794
Emerging Markets	308,343	2,365	4,628
Europe	870,454	65	23,882
Europe Capital Appreciation	307,714	397	359
Japan	-	-	6,431
Japan Smaller Companies	-	5	2,859
Latin America	136,422	560	1,360
Nordic	19,923	-	542
Pacific Basin	28,246	-	2,894
Southeast Asia	7,426	-	3,264

9. Other.

The funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Canada	-	1	11%
Emerging Markets	-	1	10%
Japan	10%	-	-
Japan Smaller Companies	19%	-	-
Pacific Basin	-	1	11%

At the end of the period, Fidelity Freedom Fund 2020 was the owner of record of approximately 18%, 14% and 10% of the total outstanding shares of Europe, Japan and Southeast Asia, respectively. Fidelity Freedom Fund 2030 was the owner of record of approximately 13% and 10% of the total outstanding shares of Europe and Japan, respectively. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 49%, 38% and 27% of the total outstanding shares of Europe, Japan and Southeast Asia, respectively.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and the Shareholders of Fidelity Emerging Markets Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Emerging Markets Fund (a fund of Fidelity Investment Trust) at April 30, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 20, 2005

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

On November 18, 2004, the Board of Trustees, including the independent Trustees (together, the Board), voted to approve a sub-advisory agreement between Fidelity Gestion (FIGEST) and Fidelity International Investment Advisers (U.K.) Limited for Fidelity Europe Fund. The Board considered that it has approved various sub-advisory agreements for the fund with non-U.S investment advisory affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access additional sub-advisory services from FIGEST at no additional expense to the fund.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered the background of the fund's portfolio manager and the fund's investment objective and discipline.

Investment Performance. The Board noted that the approval of the sub-advisory agreement would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated, or its trading and compliance operations. The Board determined that the new sub-advisory structure could reasonably be expected to enhance the fund's performance.

Based on this review of services, the Board concluded that the nature, extent, and quality of services provided by Fidelity will benefit shareholders of the fund.

Competitiveness of Management Fees and Total Fund Expenses. The Board considered that the fund will not bear any additional management fees or expenses under the new arrangement with FIGEST.

Costs of the Services and Profitability. As the Board was approving the FIGEST arrangement for the first time, no data regarding the impact on FIGEST's or FMR's costs of services, revenues or profitability from the new arrangement were available for the Board to review.

Economies of Scale. The Board did not consider whether economies of scale were present in this single sub-advisory agreement, as the agreement is one of several arrangements among FMR-affiliated sub-advisers that are intended to allow the fund to access sub-advisory services from non-U.S. advisers at no additional expense to the fund.

Based on its evaluation of all of the conclusions noted above, and after consideration of all material factors, the Board concluded that the sub-advisory fee structure is fair and reasonable, and that the FIGEST sub-advisory agreement should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
Fidelity Gestion (FIGEST)
Europe Fund

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

Emerging Markets Fund, Europe Fund, Europe Capital Appreciation Fund, Japan Fund, Pacific Basin Fund, Southeast Asia Fund

Brown Brothers Harriman & Co.
Boston, MA

Canada Fund, China Region Fund, Japan Smaller Companies Fund, Latin America Fund, Nordic Fund

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
www.fidelity.com

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(2_fidelity_logos) (Registered_Trademark)

P.O. Box 193

Boston, MA 02101

(prepaid_mail_graphic)

TIF-USAN-0605
1.784917.102

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

International Discovery

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2005

Class A, Class T, Class B, and Class C are classes of Fidelity® International Discovery Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on redemptions of shares purchased prior to October 12, 1990, and redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005) for International Discovery Fund and for the entire period (January 6, 2005 to April 30, 2005) for Class A, T, B, C and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value	Ending Account Value April 30, 2005	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 1,009.10	$ 4.40B
HypotheticalA	$ 1,000.00	$ 1,017.90	$ 6.95C
Class T
Actual	$ 1,000.00	$ 1,008.40	$ 5.32B
HypotheticalA	$ 1,000.00	$ 1,016.46	$ 8.40C
Class B
Actual	$ 1,000.00	$ 1,006.60	$ 6.92B
HypotheticalA	$ 1,000.00	$ 1,013.93	$ 10.94C
Class C
Actual	$ 1,000.00	$ 1,006.90	$ 6.45B
HypotheticalA	$ 1,000.00	$ 1,014.68	$ 10.19C
International Discovery Fund
Actual	$ 1,000.00	$ 1,104.80	$ 5.64B
HypotheticalA	$ 1,000.00	$ 1,019.44	$ 5.41C
Institutional Class
Actual	$ 1,000.00	$ 1,010.60	$ 3.07B
HypotheticalA	$ 1,000.00	$ 1,019.98	$ 4.86C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for International Discovery Fund and multiplied by 115/365 (to reflect the period January 6, 2005 to April 30, 2005) for Class A, T, B, C and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.39%
Class T	1.68%
Class B	2.19%
Class C	2.04%
International Discovery Fund	1.08%
Institutional Class	.97%

Semiannual Report

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2005
Japan 16.3%
United Kingdom 15.6%
France 10.9%
Switzerland 9.5%
Germany 9.2%
Australia 4.6%
Italy 4.0%
Hong Kong 3.7%
Spain 3.1%
Other 23.1%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2004
United Kingdom 16.6%
Japan 15.0%
France 11.5%
Germany 10.6%
Switzerland 7.0%
United States of America 5.0%
Italy 4.9%
Hong Kong 3.4%
Netherlands 3.4%
Other 22.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	98.5	96.2
Short-Term Investments and Net Other Assets	1.5	3.8
Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Shell Transport & Trading Co. PLC (Reg.) (United Kingdom, Oil & Gas)	2.1	1.4
BP PLC sponsored ADR (United Kingdom, Oil & Gas)	1.8	2.9
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	1.7	1.3
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.7	1.4
Total SA Series B (France, Oil & Gas)	1.6	2.3
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.5	2.2
HSBC Holdings PLC (Hong Kong) (Reg.) (United Kingdom, Commercial Banks)	1.2	1.9
Allianz AG (Reg.) (Germany, Insurance)	1.0	1.7
Nestle SA (Reg.) (Switzerland, Food Products)	1.0	0.9
Sanofi-Aventis sponsored ADR (France, Pharmaceuticals)	1.0	0.5
	14.6
Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.8	24.7
Consumer Discretionary	20.1	17.4
Health Care	10.6	9.5
Industrials	10.3	7.5
Energy	7.7	8.5
Information Technology	7.1	5.6
Telecommunication Services	5.6	9.3
Consumer Staples	5.2	6.9
Materials	4.2	3.0
Utilities	2.1	2.7

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (Note 1) (000s)
Australia - 4.6%
ABC Learning Centres Ltd.	224,100	$ 966
AMP Ltd.	1,307,400	6,862
Babcock & Brown Japan Property Trust	6,743,900	6,083
BHP Billiton Ltd.	1,731,800	21,890
Billabong International Ltd.	409,128	3,659
Commonwealth Bank of Australia	241,000	6,840
Computershare Ltd.	1,432,900	5,640
ConnectEast Group	10,244,154	5,360
CSL Ltd.	269,050	6,640
Downer EDI Ltd.	1,633,476	5,766
Macquarie Airports unit	3,858,903	10,096
Macquarie Bank Ltd.	391,000	13,971
Macquarie Capital Alliance Group (a)	3,560,200	5,144
Macquarie Communications Infrastructure Group unit	1,632,940	7,614
Newcrest Mining Ltd.	362,900	4,198
QBE Insurance Group Ltd.	547,792	6,375
Rinker Group Ltd.	984,100	8,739
Transurban Group unit	918,000	5,313
Westfield Group unit	676,200	8,566
TOTAL AUSTRALIA		139,722
Austria - 0.8%
Bank Austria Creditanstalt AG	177,775	16,496
Raiffeisen International Bank Holding AG	161,300	8,385
TOTAL AUSTRIA		24,881
Bermuda - 0.2%
GOME Electrical Appliances Holdings Ltd.	7,012,000	6,836
Brazil - 0.5%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.)	212,300	6,560
Banco Itau Holding Financeira SA (PN)	55,107	9,459
TOTAL BRAZIL		16,019
Cayman Islands - 0.3%
Hutchison Telecommunications International Ltd.	230,500	219
Kingboard Chemical Holdings Ltd.	2,727,000	8,116
TOTAL CAYMAN ISLANDS		8,335
China - 0.6%
Beijing Media Corp. Ltd. (H Shares)	1,742,500	4,091
Common Stocks - continued
	Shares	Value (Note 1) (000s)
China - continued
Shanghai Electric (Group) Corp. (H Shares) (a)	16,774,000	$ 3,615
Weichai Power Co. Ltd. (H Shares)	2,798,000	9,691
TOTAL CHINA		17,397
Denmark - 0.8%
GN Store Nordic AS	1,206,400	12,687
Novo Nordisk AS sponsored ADR	236,500	12,031
TOTAL DENMARK		24,718
Egypt - 0.5%
Orascom Telecom SAE GDR (a)	390,630	16,016
Finland - 1.7%
Citycon Oyj	576,935	1,919
Kemira GrowHow Oyj	656,900	5,720
Neste Oil Oyj (a)	174,750	3,943
Nokia Corp. sponsored ADR	1,574,200	25,156
Nokian Tyres Ltd.	500,300	8,446
Sampo Oyj (A Shares)	478,000	6,715
TOTAL FINLAND		51,899
France - 10.9%
Accor SA	153,200	7,042
AXA SA (d)	572,300	14,147
Beneteau SA	81,883	6,545
BNP Paribas SA	334,727	22,142
CNP Assurances	210,600	14,383
Dassault Systemes SA sponsored ADR	111,400	5,170
Eiffage SA (d)	73,862	8,735
France Telecom SA sponsored ADR (d)	432,407	12,652
Groupe Danone	73,800	6,944
Lagardere S.C.A. (Reg.)	248,900	18,082
Michelin SA (Compagnie Generale des Etablissements) Series B	116,500	7,093
Neopost SA	137,400	11,598
Nexity	381,200	14,704
Orpea (a)	249,764	10,400
Pernod-Ricard	81,900	12,507
Pinault Printemps-Redoute SA	93,100	9,202
Renault SA	171,700	14,437
Sanofi-Aventis sponsored ADR	670,900	29,768
Suez SA (France)	559,900	15,354
Thomson SA	369,000	9,112
Common Stocks - continued
	Shares	Value (Note 1) (000s)
France - continued
Total SA Series B	213,044	$ 47,257
Vinci SA	64,500	9,757
Vivendi Universal SA (d)	75,000	2,224
Vivendi Universal SA sponsored ADR (d)	662,000	19,628
TOTAL FRANCE		328,883
Germany - 8.4%
Adidas-Salomon AG	38,054	5,940
Allianz AG (Reg.) (d)	257,030	30,844
Bayer AG sponsored ADR (d)	459,000	14,803
Bijou Brigitte Modische Accessoires AG	68,700	12,187
Deutsche Boerse AG	136,000	10,322
Deutsche Telekom AG sponsored ADR	1,173,700	22,054
Deutz AG (a)(d)	1,121,500	5,174
E.ON AG (d)	254,500	21,607
ElringKlinger AG	29,150	2,173
Fielmann AG	87,559	6,014
Fresenius AG	84,227	9,020
GFK AG	20,273	828
Hypo Real Estate Holding AG	347,168	14,528
K&S AG (d)	75,900	3,866
Krones AG	38,000	4,321
Linde AG	156,800	10,429
MAN AG	290,500	12,281
Merck KGaA	180,100	13,854
Metro AG	111,400	5,911
Pfleiderer AG (a)	938,180	14,765
RWE AG (d)	255,519	15,315
Siemens AG sponsored ADR	114,400	8,411
SolarWorld AG	66,600	9,299
TOTAL GERMANY		253,946
Greece - 1.1%
EFG Eurobank Ergasias SA	311,750	9,419
Greek Organization of Football Prognostics SA	494,030	12,955
Public Power Corp. of Greece	365,050	9,742
TOTAL GREECE		32,116
Hong Kong - 3.7%
Chaoda Modern Agriculture (Holdings) Ltd.	12,600,000	5,011
CNOOC Ltd. sponsored ADR (d)	160,000	8,611
Cosco Pacific Ltd.	2,556,000	5,541
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Hong Kong - continued
Esprit Holdings Ltd.	3,304,000	$ 24,583
Hutchison Whampoa Ltd.	1,234,000	11,002
Kerry Properties Ltd.	2,577,000	5,637
Li & Fung Ltd.	4,172,000	7,974
Paul Y-ITC Construction Holdings Ltd.	24,906,000	7,908
Shun Tak Holdings Ltd.	5,742,000	5,598
Sino Land Co.	7,398,000	6,928
Techtronic Industries Co. Ltd.	8,053,500	17,925
Wharf Holdings Ltd.	1,509,000	5,023
TOTAL HONG KONG		111,741
India - 1.2%
ABB Ltd. India	108,979	3,028
Alembic Ltd.	389,806	2,313
Bharat Forge Ltd.	94,311	2,815
Cipla Ltd.	285,000	1,733
Infosys Technologies Ltd.	294,471	12,793
Pfizer Ltd.	218,539	3,525
State Bank of India	721,022	10,604
TOTAL INDIA		36,811
Ireland - 1.5%
Allied Irish Banks PLC	556,082	11,364
C&C Group PLC	2,043,700	8,366
Independent News & Media PLC (Ireland)	3,153,642	10,041
Jurys Doyle Hotel Group PLC (Ireland)	341,800	5,442
Paddy Power PLC	623,197	10,974
TOTAL IRELAND		46,187
Italy - 3.1%
Assicurazioni Generali Spa (d)	200,000	6,181
Autostrade Spa (d)	345,500	9,151
Banche Popolari Unite Scarl (d)	263,700	5,625
Banco Popolare di Verona e Novara (d)	470,900	8,726
Buzzi Unicem Spa (d)	407,172	5,927
Cassa Di Risparmio Di Firenze	2,248,700	5,816
ENI Spa	288,800	7,247
ENI Spa sponsored ADR	149,700	18,781
Lottomatica Spa New (d)	227,400	7,758
Mediaset Spa (d)	523,400	6,829
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Italy - continued
Mediobanca Spa	391,500	$ 6,473
Pirelli & C. Real Estate Spa	122,800	6,831
TOTAL ITALY		95,345
Japan - 15.5%
Aiful Corp.	63,600	4,750
Aiful Corp. New (a)	31,800	2,275
Aisin Seiki Co. Ltd.	257,500	5,599
Asahi Breweries Ltd.	839,400	10,704
Asahi Glass Co. Ltd.	710,000	7,875
Astellas Pharma, Inc.	249,300	9,035
Canon, Inc.	314,300	16,356
Credit Saison Co. Ltd.	408,800	13,997
Don Quijote Co. Ltd.	41,400	2,527
East Japan Railway Co.	2,065	10,753
Fuji Photo Film Co. Ltd.	169,000	5,589
Hokuto Corp.	123,700	2,322
Honda Motor Co. Ltd.	200,100	9,645
Hoya Corp.	110,900	11,603
JAFCO Co. Ltd.	116,400	6,705
Kose Corp.	165,220	6,098
Matsui Securities Co. Ltd. New (d)	940,200	12,688
Millea Holdings, Inc.	557	7,597
Mitsui & Co. Ltd.	1,155,000	10,983
Mitsui Trust Holdings, Inc.	1,414,000	14,052
Mizuho Financial Group, Inc.	4,023	18,916
Nikko Cordial Corp.	1,086,000	5,075
Nippon Chemi-con Corp.	1,554,000	8,833
Nippon Oil Corp.	1,072,000	7,586
Nishi-Nippon City Bank Ltd.	1,065,000	4,215
Nishimatsuya Chain Co. Ltd.	70,900	1,819
Nitto Denko Corp.	283,600	15,499
OMC Card, Inc.	42,000	532
Omron Corp.	499,000	10,922
ORIX Corp.	162,300	22,120
Rakuten, Inc. (d)	5,472	4,587
Ricoh Co. Ltd.	262,000	4,183
Sanken Electric Co. Ltd.	728,000	9,866
Sega Sammy Holdings, Inc. (a)	306,600	18,042
SFCG Co. Ltd.	78,790	20,274
Sony Corp.	190,900	7,008
Sumitomo Electric Industries Ltd.	1,487,000	15,544
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Sumitomo Forestry Co. Ltd.	448,000	$ 4,072
Sumitomo Mitsui Financial Group, Inc.	3,604	23,305
Sumitomo Rubber Industries Ltd.	677,000	6,599
T&D Holdings, Inc.	146,200	7,223
Takara Holdings, Inc. (d)	916,000	5,880
Takeda Pharamaceutical Co. Ltd.	90,300	4,401
THK Co. Ltd.	228,200	4,277
TIS, Inc.	92,600	3,356
Tokuyama Corp. (d)	1,435,000	10,949
Tokyo Electron Ltd.	143,800	7,433
Tokyo Tomin Bank Ltd.	263,000	7,600
Toyo Ink Manufacturing Co. Ltd.	829,000	3,313
Toyota Motor Corp.	489,000	17,778
USS Co. Ltd.	82,540	6,558
Yamato Transport Co. Ltd.	708,000	9,366
TOTAL JAPAN		468,284
Korea (South) - 0.9%
Hyundai Mipo Dockyard Co. Ltd.	51,120	3,256
LG Electronics, Inc.	75,000	5,002
S-Oil Corp.	90,830	6,304
Shinhan Financial Group Co. Ltd.	300,090	7,750
Shinsegae Co. Ltd.	15,900	5,071
TOTAL KOREA (SOUTH)		27,383
Luxembourg - 0.6%
SES Global unit	831,519	11,106
Stolt-Nielsen SA Class B sponsored ADR	195,300	6,666
TOTAL LUXEMBOURG		17,772
Mexico - 0.1%
Urbi, Desarrollos Urbanos, SA de CV	604,900	2,870
Netherlands - 2.6%
ASM International NV (Nasdaq) (a)	273,000	3,675
ASML Holding NV (NY Shares) (a)	223,900	3,244
Axalto Holding NV	180,900	5,250
EADS NV	369,500	10,545
ING Groep NV (Certificaten Van Aandelen)	530,444	14,539
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	325,300	13,528
Koninklijke Philips Electronics NV (NY Shares)	436,700	10,826
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Netherlands - continued
Randstad Holdings NV	198,700	$ 8,109
VNU NV	269,775	7,629
TOTAL NETHERLANDS		77,345
Norway - 1.4%
DnB NOR ASA (d)	1,189,600	11,417
Schibsted ASA (B Shares) (d)	418,100	10,031
TANDBERG ASA	585,300	6,015
TANDBERG Television ASA (a)	950,400	9,729
Yara International ASA	501,600	6,719
TOTAL NORWAY		43,911
Philippines - 0.4%
Philippine Long Distance Telephone Co.	106,000	2,705
Philippine Long Distance Telephone Co. sponsored ADR (d)	338,000	8,710
TOTAL PHILIPPINES		11,415
Poland - 0.3%
Powszechna Kasa Oszczednosci Bank SA	200,700	1,519
TVN SA	503,842	6,657
TOTAL POLAND		8,176
Portugal - 0.8%
Impresa SGPS (a)	2,403,924	17,214
Media Capital SGPS SA	1,165,400	8,239
TOTAL PORTUGAL		25,453
Russia - 0.3%
Mobile TeleSystems OJSC sponsored ADR	296,700	9,969
Singapore - 0.7%
CapitaLand Ltd.	5,771,000	8,984
HTL International Holdings Ltd.	5,750,000	4,177
Keppel Corp. Ltd.	1,166,000	7,616
TOTAL SINGAPORE		20,777
South Africa - 0.5%
MTN Group Ltd.	443,000	3,135
Standard Bank Group Ltd.	522,700	5,212
Steinhoff International Holdings Ltd.	3,205,100	6,789
TOTAL SOUTH AFRICA		15,136
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Spain - 3.1%
Altadis SA (Spain)	372,200	$ 15,851
Antena 3 Television SA	554,756	11,175
Banco Bilbao Vizcaya Argentaria SA	988,400	15,300
Banco Santander Central Hispano SA	1,153,400	13,379
Gestevision Telecinco SA (d)	745,815	17,127
Telefonica SA sponsored ADR	400,076	20,404
TOTAL SPAIN		93,236
Sweden - 1.9%
Eniro AB	897,500	10,250
Gambro AB (A Shares)	549,550	7,462
Hennes & Mauritz AB (H&M) (B Shares) (d)	500,850	17,391
Skandia Foersaekrings AB	1,672,080	7,922
Skandinaviska Enskilda Banken AB (A Shares)	379,800	6,741
Telefonaktiebolaget LM Ericsson (B Shares) ADR (a)(d)	215,900	6,358
TOTAL SWEDEN		56,124
Switzerland - 9.5%
ABB Ltd. sponsored ADR (a)(d)	3,036,400	19,129
Actelion Ltd. (Reg.) (a)	61,976	6,675
Bucher Holding AG (Bearer)	18,000	6,006
Compagnie Financiere Richemont unit	605,187	18,123
Credit Suisse Group (Reg.) (d)	558,199	23,511
Logitech International SA (Reg.) (a)	123,263	7,122
Nestle SA (Reg.)	115,376	30,507
Nobel Biocare Holding AG (Switzerland) (d)	96,829	20,858
Novartis AG (Reg.)	1,082,240	52,738
Phonak Holding AG	339,311	11,895
Roche Holding AG (participation certificate)	412,094	49,990
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	10,415	7,083
Syngenta AG (Switzerland)	77,508	8,073
UBS AG (NY Shares)	335,950	26,977
TOTAL SWITZERLAND		288,687
Taiwan - 0.9%
Advanced Semiconductor Engineering, Inc.	3,832,000	2,551
High Tech Computer Corp.	1,176,000	8,263
Hon Hai Precision Industries Co. Ltd.	1,053,498	5,008
United Microelectronics Corp.	22,098,272	13,016
TOTAL TAIWAN		28,838
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Thailand - 0.3%
PTT Exploration & Production PCL (For. Reg.)	924,900	$ 8,160
United Kingdom - 15.6%
3i Group PLC	580,700	7,137
Aegis Group PLC	2,000,700	3,700
AstraZeneca PLC sponsored ADR	585,000	25,711
BAE Systems PLC	3,489,009	17,157
BG Group PLC ADR	200,000	7,810
Big Yellow Group PLC	1,078,700	4,031
Body Shop International PLC	694,700	2,610
BP PLC sponsored ADR	913,800	55,650
British Land Co. PLC	627,900	9,895
Carnival PLC	212,200	10,956
CLS Holdings PLC (a)	640,600	5,122
Enterprise Inns PLC	505,225	7,091
GlaxoSmithKline PLC sponsored ADR	330,200	16,692
HSBC Holdings PLC (Hong Kong) (Reg.)	2,271,800	36,372
Inchcape PLC	274,800	9,376
Invensys PLC (a)	9,489,400	2,331
Kesa Electricals PLC	1,249,400	6,372
Man Group PLC	228,400	5,342
Matalan PLC	1,697,400	6,180
NDS Group PLC sponsored ADR (a)	83,800	2,620
Prudential PLC	839,600	7,602
Reckitt Benckiser PLC	221,900	7,237
Reuters Group PLC sponsored ADR	315,700	13,907
Rio Tinto PLC sponsored ADR	58,400	7,043
Rolls-Royce Group PLC	977,100	4,461
Royal Bank of Scotland Group PLC	477,300	14,473
Shell Transport & Trading Co. PLC (Reg.)	7,193,100	64,591
SIG PLC	536,100	5,629
Smiths Group PLC	476,800	7,863
Sportingbet PLC (a)	1,264,800	6,944
Standard Chartered PLC (United Kingdom)	588,500	10,657
Ted Baker PLC	617,700	5,480
Tesco PLC	2,887,000	17,130
Vodafone Group PLC	17,135,112	44,791
William Hill PLC	1,104,700	11,460
TOTAL UNITED KINGDOM		471,423
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United States of America - 0.7%
Macquarie Infrastructure Co. Trust	131,000	$ 3,570
Telewest Global, Inc. (a)	963,003	17,854
TOTAL UNITED STATES OF AMERICA		21,424
TOTAL COMMON STOCKS (Cost $2,547,004)		2,907,235
Nonconvertible Preferred Stocks - 1.7%

Germany - 0.8%
Fresenius AG	91,800	10,796
Porsche AG (non-vtg.)	18,419	11,999
TOTAL GERMANY		22,795
Italy - 0.9%
Banca Intesa Spa (Risp)	3,663,202	15,901
Telecom Italia Spa (Risp) (d)	4,242,485	12,020
TOTAL ITALY		27,921
United Kingdom - 0.0%
Rolls-Royce Group PLC Series B	48,855,000	96
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $40,441)		50,812
Government Obligations - 0.0%
	Principal Amount (000s)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.55% to 2.72% 5/19/05 to 6/9/05 (e) (Cost $1,545)	$ 1,550	1,546
Money Market Funds - 10.6%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 2.84% (b)	30,414,283	$ 30,414
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	289,934,117	289,934
TOTAL MONEY MARKET FUNDS (Cost $320,348)		320,348
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $2,909,338)		3,279,941
NET OTHER ASSETS - (8.3)%		(251,030)
NET ASSETS - 100%		$ 3,028,911
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
450 Nikkei 225 Index Contracts (Japan)	June 2005	$ 24,604	$ (2,072)

The face value of futures purchased as a percentage of net assets - 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,546,000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $277,265) (cost $2,909,338) - See accompanying schedule		$ 3,279,941
Foreign currency held at value (cost $22,575)		22,637
Receivable for investments sold		23,906
Receivable for fund shares sold		4,478
Dividends receivable		9,018
Interest receivable		93
Receivable for daily variation on futures contracts		68
Prepaid expenses		6
Other affiliated receivables		2
Other receivables		1,258
Total assets		3,341,407

Liabilities
Payable for investments purchased	$ 14,867
Payable for fund shares redeemed	3,507
Accrued management fee	1,840
Distribution fees payable	1
Other affiliated payables	719
Other payables and accrued expenses	1,628
Collateral on securities loaned, at value	289,934
Total liabilities		312,496

Net Assets		$ 3,028,911
Net Assets consist of:
Paid in capital		$ 2,545,084
Undistributed net investment income		15,678
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		100,787
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		367,362
Net Assets		$ 3,028,911

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($474 ÷ 17.134 shares)	$ 27.66

Maximum offering price per share (100/94.25 of $27.66)	$ 29.35
Class T: Net Asset Value and redemption price per share ($343 ÷ 12.41 shares)	$ 27.64

Maximum offering price per share (100/96.50 of $27.64)	$ 28.64
Class B: Net Asset Value and offering price per share ($410 ÷ 14.86 shares)A	$ 27.59

Class C: Net Asset Value and offering price per share ($1,151 ÷ 41.7 shares)A	$ 27.60

International Discovery Fund: Net Asset Value and offering price per share ($3,018,977 ÷ 109,043 shares)A	$ 27.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,556 ÷ 272.8 shares)	$ 27.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 32,553
Interest		922
Security lending		1,444
		34,919
Less foreign taxes withheld		(3,450)
Total income		31,469

Expenses
Management fee	$ 9,691
Transfer agent fees	3,297
Distribution fees	4
Accounting and security lending fees	606
Independent trustees' compensation	7
Custodian fees and expenses	584
Registration fees	251
Audit	52
Legal	10
Interest	1
Miscellaneous	10
Total expenses before reductions	14,513
Expense reductions	(846)	13,667
Net investment income (loss)		17,802
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $430)	101,666
Foreign currency transactions	881
Futures contracts	1,363
Total net realized gain (loss)		103,910
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $593)	98,022
Assets and liabilities in foreign currencies	(303)
Futures contracts	(844)
Total change in net unrealized appreciation (depreciation)		96,875
Net gain (loss)		200,785
Net increase (decrease) in net assets resulting from operations		$ 218,587

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,802	$ 16,421
Net realized gain (loss)	103,910	91,216
Change in net unrealized appreciation (depreciation)	96,875	127,395
Net increase (decrease) in net assets resulting from operations	218,587	235,032
Distributions to shareholders from net investment income	(12,813)	(10,818)
Distributions to shareholders from net realized gain	(10,250)	-
Total distributions	(23,063)	(10,818)
Share transactions - net increase (decrease)	640,611	725,354
Redemption fees	114	227
Total increase (decrease) in net assets	836,249	949,795

Net Assets
Beginning of period	2,192,662	1,242,867
End of period (including undistributed net investment income of $15,678 and undistributed net investment income of $15,147, respectively)	$ 3,028,911	$ 2,192,662

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

(Unaudited)
2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.13
Net realized and unrealized gain (loss)	.12
Total from investment operations	.25
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 27.66
Total Return B, C, D	.91%
Ratios to Average Net Assets G
Expenses before expense reductions	1.39% A
Expenses net of voluntary waivers, if any	1.39% A
Expenses net of all reductions	1.33% A
Net investment income (loss)	1.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 474
Portfolio turnover rate	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period January 6, 2005 (commencement of sale of shares) to April 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

(Unaudited)
2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.11
Net realized and unrealized gain (loss)	.12
Total from investment operations	.23
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 27.64
Total Return B, C, D	.84%
Ratios to Average Net Assets G
Expenses before expense reductions	1.68% A
Expenses net of voluntary waivers, if any	1.68% A
Expenses net of all reductions	1.62% A
Net investment income (loss)	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 343
Portfolio turnover rate	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period January 6, 2005 (commencement of sale of shares) to April 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

(Unaudited)
2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.06
Net realized and unrealized gain (loss)	.12
Total from investment operations	.18
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 27.59
Total Return B, C, D	.66%
Ratios to Average Net Assets G
Expenses before expense reductions	2.19% A
Expenses net of voluntary waivers, if any	2.19% A
Expenses net of all reductions	2.14% A
Net investment income (loss)	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 410
Portfolio turnover rate	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period January 6, 2005 (commencement of sale of shares) to April 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

(Unaudited)
2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.08
Net realized and unrealized gain (loss)	.11
Total from investment operations	.19
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 27.60
Total Return B, C, D	.69%
Ratios to Average Net Assets G
Expenses before expense reductions	2.04% A
Expenses net of voluntary waivers, if any	2.04% A
Expenses net of all reductions	1.99% A
Net investment income (loss)	.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,151
Portfolio turnover rate	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period January 6, 2005 (commencement of sale of shares) to April 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery Fund

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 25.31	$ 21.87	$ 16.66	$ 17.61	$ 26.70	$ 26.02
Income from Investment Operations
Net investment income (loss) E	.18	.22	.19	.11	.19 G	.18 F
Net realized and unrealized gain (loss)	2.47	3.40	5.11	(1.06)	(6.11)	2.33
Total from investment operations	2.65	3.62	5.30	(.95)	(5.92)	2.51
Distributions from net investment income	(.15)	(.18)	(.09)	-	(.51)	(.33)
Distributions from net realized gain	(.12)	-	-	-	(2.66)	(1.50)
Total distributions	(.27)	(.18)	(.09)	-	(3.17)	(1.83)
Redemption fees added to paid in capital E	- I	- I	-I	-I	-I	-I
Net asset value, end of period	$ 27.69	$ 25.31	$ 21.87	$ 16.66	$ 17.61	$ 26.70
Total Return B, C, D	10.48%	16.65%	31.97%	(5.39)%	(24.91)%	9.57%
Ratios to Average Net Assets H
Expenses before expense reductions	1.08% A	1.10%	1.14%	1.14%	1.14%	1.07%
Expenses net of voluntary waivers, if any	1.08% A	1.10%	1.14%	1.14%	1.14%	1.07%
Expenses net of all reductions	1.02% A	1.06%	1.11%	1.12%	1.09%	1.05%
Net investment income (loss)	1.33% A	.92%	1.08%	.59%	.91%	.63%
Supplemental Data
Net assets, end of period (in millions)	$ 3,019	$ 2,193	$ 1,243	$ 890	$ 882	$ 1,253
Portfolio turnover rate	77% A	87%	81%	63%	81%	104%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.07 per share.

G Investment income per share reflects a special dividend which amounted to $.04 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

(Unaudited)
2005 E
Selected Per-Share Data
Net asset value, beginning of period	$ 27.41
Income from Investment Operations
Net investment income (loss) D	.17
Net realized and unrealized gain (loss)	.12
Total from investment operations	.29
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 27.70
Total Return B, C	1.06%
Ratios to Average Net Assets F
Expenses before expense reductions	.97% A
Expenses net of voluntary waivers, if any	.97% A
Expenses net of all reductions	.90% A
Net investment income (loss)	1.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,556
Portfolio turnover rate	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period January 6, 2005 (commencement of sale of shares) to April 30, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity International Discovery Fund (the fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity International Discovery Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class A, Class T, Class B, Class C and Institutional shares on January 6, 2005. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 439,330,855
Unrealized depreciation	(69,686,881)
Net unrealized appreciation (depreciation)	$ 369,643,974
Cost for federal income tax purposes	$ 2,910,297,225

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,664,741,449 and $992,411,601, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee will be subject to a performance adjustment effective September 2005. The upward or downward adjustment to the management fee will be based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	25%	$ 234	$ 81
Class T	.25%	.25%	396	166
Class B	.75%	.25%	725	624
Class C	.75%	.25%	2,189	2,000
			$ 3,544	$ 2,871

Sales Load. FDC is the general distributor of the fund. Shares purchased prior to October 12, 1990 are subject to a 1% deferred sales charge upon redemption. For the period, FDC received sales charges of $1,524 on redemption of shares of the fund. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,833
Class T	276
Class B *	-
Class C *	-
$ 2,109

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity International Discovery Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity International Discovery Fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 301	.32 *
Class T	283	.36 *
Class B	284	.39 *
Class C	514	.23 *
Fidelity International Discovery Fund	3,293,326	.25 *
Institutional Class	2,077	.15 *
	$ 3,296,785

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting rec-ords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $883,165 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $221 for the period.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,090,000. The weighted average interest rate was 3.13%. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Fidelity International Discovery Fund's operating expenses. During the period, this reimbursement reduced the class expenses by $63,175.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $758,894 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $847. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Discovery Fund	$ 22,453
Institutional Class	293
$ 22,746

9. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
International Discovery Fund	$ 12,812,803	$ 10,817,689
From net realized gain
International Discovery Fund	$ 10,250,246	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005 A	Year ended October 31, 2004	Six months ended April 30, 2005 A	Year ended October 31, 2004
Class A
Shares sold	17,122	-	$ 479,845	$ -
Net increase (decrease)	17,122	-	$ 479,845	$ -
Class T
Shares sold	12,409	-	$ 346,098	$ -
Shares redeemed	(3)	-	$ (84)	$ -
Net increase (decrease)	12,406	-	$ 346,014	$ -
Class B
Shares sold	15,162	-	$ 424,620	$ -
Shares redeemed	(309)	-	(8,777)	-
Net increase (decrease)	14,853	-	$ 415,843	$ -
Class C
Shares sold	41,724	-	$ 1,168,647	$ -
Net increase (decrease)	41,724	-	$ 1,168,647	$ -
International Discovery Fund
Shares sold	40,747,918	46,698,105	$ 1,135,296,460	$ 1,135,826,685
Reinvestment of distributions	780,847	435,617	21,434,266	9,888,485
Shares redeemed	(19,127,519)	(17,322,166)	(526,385,015)	(420,361,799)
Net increase (decrease)	22,401,246	29,811,556	$ 630,345,711	$ 725,353,371
Institutional Class
Shares sold	274,830	-	$ 7,914,311	$ -
Shares redeemed	(2,066)	-	(59,506)	-
Net increase (decrease)	272,764	-	$ 7,854,805	$ -

A Share transactions for Class A, T, B, C and Institutional Class are for the period January 6, 2005 (commencement of sale of shares) to April 30, 2005.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AID-USAN-0605
1.806663.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

International Discovery

Fund - Institutional Class

Semiannual Report

April 30, 2005

Institutional Class is
a class of Fidelity®
International Discovery Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on redemptions of shares purchased prior to October 12, 1990, and redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005) for International Discovery Fund and for the entire period (January 6, 2005 to April 30, 2005) for Class A, T, B, C and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value	Ending Account Value April 30, 2005	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 1,009.10	$ 4.40B
HypotheticalA	$ 1,000.00	$ 1,017.90	$ 6.95C
Class T
Actual	$ 1,000.00	$ 1,008.40	$ 5.32B
HypotheticalA	$ 1,000.00	$ 1,016.46	$ 8.40C
Class B
Actual	$ 1,000.00	$ 1,006.60	$ 6.92B
HypotheticalA	$ 1,000.00	$ 1,013.93	$ 10.94C
Class C
Actual	$ 1,000.00	$ 1,006.90	$ 6.45B
HypotheticalA	$ 1,000.00	$ 1,014.68	$ 10.19C
International Discovery Fund
Actual	$ 1,000.00	$ 1,104.80	$ 5.64B
HypotheticalA	$ 1,000.00	$ 1,019.44	$ 5.41C
Institutional Class
Actual	$ 1,000.00	$ 1,010.60	$ 3.07B
HypotheticalA	$ 1,000.00	$ 1,019.98	$ 4.86C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for International Discovery Fund and multiplied by 115/365 (to reflect the period January 6, 2005 to April 30, 2005) for Class A, T, B, C and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.39%
Class T	1.68%
Class B	2.19%
Class C	2.04%
International Discovery Fund	1.08%
Institutional Class	.97%

Semiannual Report

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2005
Japan 16.3%
United Kingdom 15.6%
France 10.9%
Switzerland 9.5%
Germany 9.2%
Australia 4.6%
Italy 4.0%
Hong Kong 3.7%
Spain 3.1%
Other 23.1%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2004
United Kingdom 16.6%
Japan 15.0%
France 11.5%
Germany 10.6%
Switzerland 7.0%
United States of America 5.0%
Italy 4.9%
Hong Kong 3.4%
Netherlands 3.4%
Other 22.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	98.5	96.2
Short-Term Investments and Net Other Assets	1.5	3.8
Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Shell Transport & Trading Co. PLC (Reg.) (United Kingdom, Oil & Gas)	2.1	1.4
BP PLC sponsored ADR (United Kingdom, Oil & Gas)	1.8	2.9
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	1.7	1.3
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.7	1.4
Total SA Series B (France, Oil & Gas)	1.6	2.3
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.5	2.2
HSBC Holdings PLC (Hong Kong) (Reg.) (United Kingdom, Commercial Banks)	1.2	1.9
Allianz AG (Reg.) (Germany, Insurance)	1.0	1.7
Nestle SA (Reg.) (Switzerland, Food Products)	1.0	0.9
Sanofi-Aventis sponsored ADR (France, Pharmaceuticals)	1.0	0.5
	14.6
Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.8	24.7
Consumer Discretionary	20.1	17.4
Health Care	10.6	9.5
Industrials	10.3	7.5
Energy	7.7	8.5
Information Technology	7.1	5.6
Telecommunication Services	5.6	9.3
Consumer Staples	5.2	6.9
Materials	4.2	3.0
Utilities	2.1	2.7

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (Note 1) (000s)
Australia - 4.6%
ABC Learning Centres Ltd.	224,100	$ 966
AMP Ltd.	1,307,400	6,862
Babcock & Brown Japan Property Trust	6,743,900	6,083
BHP Billiton Ltd.	1,731,800	21,890
Billabong International Ltd.	409,128	3,659
Commonwealth Bank of Australia	241,000	6,840
Computershare Ltd.	1,432,900	5,640
ConnectEast Group	10,244,154	5,360
CSL Ltd.	269,050	6,640
Downer EDI Ltd.	1,633,476	5,766
Macquarie Airports unit	3,858,903	10,096
Macquarie Bank Ltd.	391,000	13,971
Macquarie Capital Alliance Group (a)	3,560,200	5,144
Macquarie Communications Infrastructure Group unit	1,632,940	7,614
Newcrest Mining Ltd.	362,900	4,198
QBE Insurance Group Ltd.	547,792	6,375
Rinker Group Ltd.	984,100	8,739
Transurban Group unit	918,000	5,313
Westfield Group unit	676,200	8,566
TOTAL AUSTRALIA		139,722
Austria - 0.8%
Bank Austria Creditanstalt AG	177,775	16,496
Raiffeisen International Bank Holding AG	161,300	8,385
TOTAL AUSTRIA		24,881
Bermuda - 0.2%
GOME Electrical Appliances Holdings Ltd.	7,012,000	6,836
Brazil - 0.5%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.)	212,300	6,560
Banco Itau Holding Financeira SA (PN)	55,107	9,459
TOTAL BRAZIL		16,019
Cayman Islands - 0.3%
Hutchison Telecommunications International Ltd.	230,500	219
Kingboard Chemical Holdings Ltd.	2,727,000	8,116
TOTAL CAYMAN ISLANDS		8,335
China - 0.6%
Beijing Media Corp. Ltd. (H Shares)	1,742,500	4,091
Common Stocks - continued
	Shares	Value (Note 1) (000s)
China - continued
Shanghai Electric (Group) Corp. (H Shares) (a)	16,774,000	$ 3,615
Weichai Power Co. Ltd. (H Shares)	2,798,000	9,691
TOTAL CHINA		17,397
Denmark - 0.8%
GN Store Nordic AS	1,206,400	12,687
Novo Nordisk AS sponsored ADR	236,500	12,031
TOTAL DENMARK		24,718
Egypt - 0.5%
Orascom Telecom SAE GDR (a)	390,630	16,016
Finland - 1.7%
Citycon Oyj	576,935	1,919
Kemira GrowHow Oyj	656,900	5,720
Neste Oil Oyj (a)	174,750	3,943
Nokia Corp. sponsored ADR	1,574,200	25,156
Nokian Tyres Ltd.	500,300	8,446
Sampo Oyj (A Shares)	478,000	6,715
TOTAL FINLAND		51,899
France - 10.9%
Accor SA	153,200	7,042
AXA SA (d)	572,300	14,147
Beneteau SA	81,883	6,545
BNP Paribas SA	334,727	22,142
CNP Assurances	210,600	14,383
Dassault Systemes SA sponsored ADR	111,400	5,170
Eiffage SA (d)	73,862	8,735
France Telecom SA sponsored ADR (d)	432,407	12,652
Groupe Danone	73,800	6,944
Lagardere S.C.A. (Reg.)	248,900	18,082
Michelin SA (Compagnie Generale des Etablissements) Series B	116,500	7,093
Neopost SA	137,400	11,598
Nexity	381,200	14,704
Orpea (a)	249,764	10,400
Pernod-Ricard	81,900	12,507
Pinault Printemps-Redoute SA	93,100	9,202
Renault SA	171,700	14,437
Sanofi-Aventis sponsored ADR	670,900	29,768
Suez SA (France)	559,900	15,354
Thomson SA	369,000	9,112
Common Stocks - continued
	Shares	Value (Note 1) (000s)
France - continued
Total SA Series B	213,044	$ 47,257
Vinci SA	64,500	9,757
Vivendi Universal SA (d)	75,000	2,224
Vivendi Universal SA sponsored ADR (d)	662,000	19,628
TOTAL FRANCE		328,883
Germany - 8.4%
Adidas-Salomon AG	38,054	5,940
Allianz AG (Reg.) (d)	257,030	30,844
Bayer AG sponsored ADR (d)	459,000	14,803
Bijou Brigitte Modische Accessoires AG	68,700	12,187
Deutsche Boerse AG	136,000	10,322
Deutsche Telekom AG sponsored ADR	1,173,700	22,054
Deutz AG (a)(d)	1,121,500	5,174
E.ON AG (d)	254,500	21,607
ElringKlinger AG	29,150	2,173
Fielmann AG	87,559	6,014
Fresenius AG	84,227	9,020
GFK AG	20,273	828
Hypo Real Estate Holding AG	347,168	14,528
K&S AG (d)	75,900	3,866
Krones AG	38,000	4,321
Linde AG	156,800	10,429
MAN AG	290,500	12,281
Merck KGaA	180,100	13,854
Metro AG	111,400	5,911
Pfleiderer AG (a)	938,180	14,765
RWE AG (d)	255,519	15,315
Siemens AG sponsored ADR	114,400	8,411
SolarWorld AG	66,600	9,299
TOTAL GERMANY		253,946
Greece - 1.1%
EFG Eurobank Ergasias SA	311,750	9,419
Greek Organization of Football Prognostics SA	494,030	12,955
Public Power Corp. of Greece	365,050	9,742
TOTAL GREECE		32,116
Hong Kong - 3.7%
Chaoda Modern Agriculture (Holdings) Ltd.	12,600,000	5,011
CNOOC Ltd. sponsored ADR (d)	160,000	8,611
Cosco Pacific Ltd.	2,556,000	5,541
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Hong Kong - continued
Esprit Holdings Ltd.	3,304,000	$ 24,583
Hutchison Whampoa Ltd.	1,234,000	11,002
Kerry Properties Ltd.	2,577,000	5,637
Li & Fung Ltd.	4,172,000	7,974
Paul Y-ITC Construction Holdings Ltd.	24,906,000	7,908
Shun Tak Holdings Ltd.	5,742,000	5,598
Sino Land Co.	7,398,000	6,928
Techtronic Industries Co. Ltd.	8,053,500	17,925
Wharf Holdings Ltd.	1,509,000	5,023
TOTAL HONG KONG		111,741
India - 1.2%
ABB Ltd. India	108,979	3,028
Alembic Ltd.	389,806	2,313
Bharat Forge Ltd.	94,311	2,815
Cipla Ltd.	285,000	1,733
Infosys Technologies Ltd.	294,471	12,793
Pfizer Ltd.	218,539	3,525
State Bank of India	721,022	10,604
TOTAL INDIA		36,811
Ireland - 1.5%
Allied Irish Banks PLC	556,082	11,364
C&C Group PLC	2,043,700	8,366
Independent News & Media PLC (Ireland)	3,153,642	10,041
Jurys Doyle Hotel Group PLC (Ireland)	341,800	5,442
Paddy Power PLC	623,197	10,974
TOTAL IRELAND		46,187
Italy - 3.1%
Assicurazioni Generali Spa (d)	200,000	6,181
Autostrade Spa (d)	345,500	9,151
Banche Popolari Unite Scarl (d)	263,700	5,625
Banco Popolare di Verona e Novara (d)	470,900	8,726
Buzzi Unicem Spa (d)	407,172	5,927
Cassa Di Risparmio Di Firenze	2,248,700	5,816
ENI Spa	288,800	7,247
ENI Spa sponsored ADR	149,700	18,781
Lottomatica Spa New (d)	227,400	7,758
Mediaset Spa (d)	523,400	6,829
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Italy - continued
Mediobanca Spa	391,500	$ 6,473
Pirelli & C. Real Estate Spa	122,800	6,831
TOTAL ITALY		95,345
Japan - 15.5%
Aiful Corp.	63,600	4,750
Aiful Corp. New (a)	31,800	2,275
Aisin Seiki Co. Ltd.	257,500	5,599
Asahi Breweries Ltd.	839,400	10,704
Asahi Glass Co. Ltd.	710,000	7,875
Astellas Pharma, Inc.	249,300	9,035
Canon, Inc.	314,300	16,356
Credit Saison Co. Ltd.	408,800	13,997
Don Quijote Co. Ltd.	41,400	2,527
East Japan Railway Co.	2,065	10,753
Fuji Photo Film Co. Ltd.	169,000	5,589
Hokuto Corp.	123,700	2,322
Honda Motor Co. Ltd.	200,100	9,645
Hoya Corp.	110,900	11,603
JAFCO Co. Ltd.	116,400	6,705
Kose Corp.	165,220	6,098
Matsui Securities Co. Ltd. New (d)	940,200	12,688
Millea Holdings, Inc.	557	7,597
Mitsui & Co. Ltd.	1,155,000	10,983
Mitsui Trust Holdings, Inc.	1,414,000	14,052
Mizuho Financial Group, Inc.	4,023	18,916
Nikko Cordial Corp.	1,086,000	5,075
Nippon Chemi-con Corp.	1,554,000	8,833
Nippon Oil Corp.	1,072,000	7,586
Nishi-Nippon City Bank Ltd.	1,065,000	4,215
Nishimatsuya Chain Co. Ltd.	70,900	1,819
Nitto Denko Corp.	283,600	15,499
OMC Card, Inc.	42,000	532
Omron Corp.	499,000	10,922
ORIX Corp.	162,300	22,120
Rakuten, Inc. (d)	5,472	4,587
Ricoh Co. Ltd.	262,000	4,183
Sanken Electric Co. Ltd.	728,000	9,866
Sega Sammy Holdings, Inc. (a)	306,600	18,042
SFCG Co. Ltd.	78,790	20,274
Sony Corp.	190,900	7,008
Sumitomo Electric Industries Ltd.	1,487,000	15,544
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Sumitomo Forestry Co. Ltd.	448,000	$ 4,072
Sumitomo Mitsui Financial Group, Inc.	3,604	23,305
Sumitomo Rubber Industries Ltd.	677,000	6,599
T&D Holdings, Inc.	146,200	7,223
Takara Holdings, Inc. (d)	916,000	5,880
Takeda Pharamaceutical Co. Ltd.	90,300	4,401
THK Co. Ltd.	228,200	4,277
TIS, Inc.	92,600	3,356
Tokuyama Corp. (d)	1,435,000	10,949
Tokyo Electron Ltd.	143,800	7,433
Tokyo Tomin Bank Ltd.	263,000	7,600
Toyo Ink Manufacturing Co. Ltd.	829,000	3,313
Toyota Motor Corp.	489,000	17,778
USS Co. Ltd.	82,540	6,558
Yamato Transport Co. Ltd.	708,000	9,366
TOTAL JAPAN		468,284
Korea (South) - 0.9%
Hyundai Mipo Dockyard Co. Ltd.	51,120	3,256
LG Electronics, Inc.	75,000	5,002
S-Oil Corp.	90,830	6,304
Shinhan Financial Group Co. Ltd.	300,090	7,750
Shinsegae Co. Ltd.	15,900	5,071
TOTAL KOREA (SOUTH)		27,383
Luxembourg - 0.6%
SES Global unit	831,519	11,106
Stolt-Nielsen SA Class B sponsored ADR	195,300	6,666
TOTAL LUXEMBOURG		17,772
Mexico - 0.1%
Urbi, Desarrollos Urbanos, SA de CV	604,900	2,870
Netherlands - 2.6%
ASM International NV (Nasdaq) (a)	273,000	3,675
ASML Holding NV (NY Shares) (a)	223,900	3,244
Axalto Holding NV	180,900	5,250
EADS NV	369,500	10,545
ING Groep NV (Certificaten Van Aandelen)	530,444	14,539
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	325,300	13,528
Koninklijke Philips Electronics NV (NY Shares)	436,700	10,826
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Netherlands - continued
Randstad Holdings NV	198,700	$ 8,109
VNU NV	269,775	7,629
TOTAL NETHERLANDS		77,345
Norway - 1.4%
DnB NOR ASA (d)	1,189,600	11,417
Schibsted ASA (B Shares) (d)	418,100	10,031
TANDBERG ASA	585,300	6,015
TANDBERG Television ASA (a)	950,400	9,729
Yara International ASA	501,600	6,719
TOTAL NORWAY		43,911
Philippines - 0.4%
Philippine Long Distance Telephone Co.	106,000	2,705
Philippine Long Distance Telephone Co. sponsored ADR (d)	338,000	8,710
TOTAL PHILIPPINES		11,415
Poland - 0.3%
Powszechna Kasa Oszczednosci Bank SA	200,700	1,519
TVN SA	503,842	6,657
TOTAL POLAND		8,176
Portugal - 0.8%
Impresa SGPS (a)	2,403,924	17,214
Media Capital SGPS SA	1,165,400	8,239
TOTAL PORTUGAL		25,453
Russia - 0.3%
Mobile TeleSystems OJSC sponsored ADR	296,700	9,969
Singapore - 0.7%
CapitaLand Ltd.	5,771,000	8,984
HTL International Holdings Ltd.	5,750,000	4,177
Keppel Corp. Ltd.	1,166,000	7,616
TOTAL SINGAPORE		20,777
South Africa - 0.5%
MTN Group Ltd.	443,000	3,135
Standard Bank Group Ltd.	522,700	5,212
Steinhoff International Holdings Ltd.	3,205,100	6,789
TOTAL SOUTH AFRICA		15,136
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Spain - 3.1%
Altadis SA (Spain)	372,200	$ 15,851
Antena 3 Television SA	554,756	11,175
Banco Bilbao Vizcaya Argentaria SA	988,400	15,300
Banco Santander Central Hispano SA	1,153,400	13,379
Gestevision Telecinco SA (d)	745,815	17,127
Telefonica SA sponsored ADR	400,076	20,404
TOTAL SPAIN		93,236
Sweden - 1.9%
Eniro AB	897,500	10,250
Gambro AB (A Shares)	549,550	7,462
Hennes & Mauritz AB (H&M) (B Shares) (d)	500,850	17,391
Skandia Foersaekrings AB	1,672,080	7,922
Skandinaviska Enskilda Banken AB (A Shares)	379,800	6,741
Telefonaktiebolaget LM Ericsson (B Shares) ADR (a)(d)	215,900	6,358
TOTAL SWEDEN		56,124
Switzerland - 9.5%
ABB Ltd. sponsored ADR (a)(d)	3,036,400	19,129
Actelion Ltd. (Reg.) (a)	61,976	6,675
Bucher Holding AG (Bearer)	18,000	6,006
Compagnie Financiere Richemont unit	605,187	18,123
Credit Suisse Group (Reg.) (d)	558,199	23,511
Logitech International SA (Reg.) (a)	123,263	7,122
Nestle SA (Reg.)	115,376	30,507
Nobel Biocare Holding AG (Switzerland) (d)	96,829	20,858
Novartis AG (Reg.)	1,082,240	52,738
Phonak Holding AG	339,311	11,895
Roche Holding AG (participation certificate)	412,094	49,990
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	10,415	7,083
Syngenta AG (Switzerland)	77,508	8,073
UBS AG (NY Shares)	335,950	26,977
TOTAL SWITZERLAND		288,687
Taiwan - 0.9%
Advanced Semiconductor Engineering, Inc.	3,832,000	2,551
High Tech Computer Corp.	1,176,000	8,263
Hon Hai Precision Industries Co. Ltd.	1,053,498	5,008
United Microelectronics Corp.	22,098,272	13,016
TOTAL TAIWAN		28,838
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Thailand - 0.3%
PTT Exploration & Production PCL (For. Reg.)	924,900	$ 8,160
United Kingdom - 15.6%
3i Group PLC	580,700	7,137
Aegis Group PLC	2,000,700	3,700
AstraZeneca PLC sponsored ADR	585,000	25,711
BAE Systems PLC	3,489,009	17,157
BG Group PLC ADR	200,000	7,810
Big Yellow Group PLC	1,078,700	4,031
Body Shop International PLC	694,700	2,610
BP PLC sponsored ADR	913,800	55,650
British Land Co. PLC	627,900	9,895
Carnival PLC	212,200	10,956
CLS Holdings PLC (a)	640,600	5,122
Enterprise Inns PLC	505,225	7,091
GlaxoSmithKline PLC sponsored ADR	330,200	16,692
HSBC Holdings PLC (Hong Kong) (Reg.)	2,271,800	36,372
Inchcape PLC	274,800	9,376
Invensys PLC (a)	9,489,400	2,331
Kesa Electricals PLC	1,249,400	6,372
Man Group PLC	228,400	5,342
Matalan PLC	1,697,400	6,180
NDS Group PLC sponsored ADR (a)	83,800	2,620
Prudential PLC	839,600	7,602
Reckitt Benckiser PLC	221,900	7,237
Reuters Group PLC sponsored ADR	315,700	13,907
Rio Tinto PLC sponsored ADR	58,400	7,043
Rolls-Royce Group PLC	977,100	4,461
Royal Bank of Scotland Group PLC	477,300	14,473
Shell Transport & Trading Co. PLC (Reg.)	7,193,100	64,591
SIG PLC	536,100	5,629
Smiths Group PLC	476,800	7,863
Sportingbet PLC (a)	1,264,800	6,944
Standard Chartered PLC (United Kingdom)	588,500	10,657
Ted Baker PLC	617,700	5,480
Tesco PLC	2,887,000	17,130
Vodafone Group PLC	17,135,112	44,791
William Hill PLC	1,104,700	11,460
TOTAL UNITED KINGDOM		471,423
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United States of America - 0.7%
Macquarie Infrastructure Co. Trust	131,000	$ 3,570
Telewest Global, Inc. (a)	963,003	17,854
TOTAL UNITED STATES OF AMERICA		21,424
TOTAL COMMON STOCKS (Cost $2,547,004)		2,907,235
Nonconvertible Preferred Stocks - 1.7%

Germany - 0.8%
Fresenius AG	91,800	10,796
Porsche AG (non-vtg.)	18,419	11,999
TOTAL GERMANY		22,795
Italy - 0.9%
Banca Intesa Spa (Risp)	3,663,202	15,901
Telecom Italia Spa (Risp) (d)	4,242,485	12,020
TOTAL ITALY		27,921
United Kingdom - 0.0%
Rolls-Royce Group PLC Series B	48,855,000	96
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $40,441)		50,812
Government Obligations - 0.0%
	Principal Amount (000s)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.55% to 2.72% 5/19/05 to 6/9/05 (e) (Cost $1,545)	$ 1,550	1,546
Money Market Funds - 10.6%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 2.84% (b)	30,414,283	$ 30,414
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	289,934,117	289,934
TOTAL MONEY MARKET FUNDS (Cost $320,348)		320,348
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $2,909,338)		3,279,941
NET OTHER ASSETS - (8.3)%		(251,030)
NET ASSETS - 100%		$ 3,028,911
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
450 Nikkei 225 Index Contracts (Japan)	June 2005	$ 24,604	$ (2,072)

The face value of futures purchased as a percentage of net assets - 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,546,000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $277,265) (cost $2,909,338) - See accompanying schedule		$ 3,279,941
Foreign currency held at value (cost $22,575)		22,637
Receivable for investments sold		23,906
Receivable for fund shares sold		4,478
Dividends receivable		9,018
Interest receivable		93
Receivable for daily variation on futures contracts		68
Prepaid expenses		6
Other affiliated receivables		2
Other receivables		1,258
Total assets		3,341,407

Liabilities
Payable for investments purchased	$ 14,867
Payable for fund shares redeemed	3,507
Accrued management fee	1,840
Distribution fees payable	1
Other affiliated payables	719
Other payables and accrued expenses	1,628
Collateral on securities loaned, at value	289,934
Total liabilities		312,496

Net Assets		$ 3,028,911
Net Assets consist of:
Paid in capital		$ 2,545,084
Undistributed net investment income		15,678
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		100,787
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		367,362
Net Assets		$ 3,028,911

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($474 ÷ 17.134 shares)	$ 27.66

Maximum offering price per share (100/94.25 of $27.66)	$ 29.35
Class T: Net Asset Value and redemption price per share ($343 ÷ 12.41 shares)	$ 27.64

Maximum offering price per share (100/96.50 of $27.64)	$ 28.64
Class B: Net Asset Value and offering price per share ($410 ÷ 14.86 shares)A	$ 27.59

Class C: Net Asset Value and offering price per share ($1,151 ÷ 41.7 shares)A	$ 27.60

International Discovery Fund: Net Asset Value and offering price per share ($3,018,977 ÷ 109,043 shares)A	$ 27.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,556 ÷ 272.8 shares)	$ 27.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 32,553
Interest		922
Security lending		1,444
		34,919
Less foreign taxes withheld		(3,450)
Total income		31,469

Expenses
Management fee	$ 9,691
Transfer agent fees	3,297
Distribution fees	4
Accounting and security lending fees	606
Independent trustees' compensation	7
Custodian fees and expenses	584
Registration fees	251
Audit	52
Legal	10
Interest	1
Miscellaneous	10
Total expenses before reductions	14,513
Expense reductions	(846)	13,667
Net investment income (loss)		17,802
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $430)	101,666
Foreign currency transactions	881
Futures contracts	1,363
Total net realized gain (loss)		103,910
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $593)	98,022
Assets and liabilities in foreign currencies	(303)
Futures contracts	(844)
Total change in net unrealized appreciation (depreciation)		96,875
Net gain (loss)		200,785
Net increase (decrease) in net assets resulting from operations		$ 218,587

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,802	$ 16,421
Net realized gain (loss)	103,910	91,216
Change in net unrealized appreciation (depreciation)	96,875	127,395
Net increase (decrease) in net assets resulting from operations	218,587	235,032
Distributions to shareholders from net investment income	(12,813)	(10,818)
Distributions to shareholders from net realized gain	(10,250)	-
Total distributions	(23,063)	(10,818)
Share transactions - net increase (decrease)	640,611	725,354
Redemption fees	114	227
Total increase (decrease) in net assets	836,249	949,795

Net Assets
Beginning of period	2,192,662	1,242,867
End of period (including undistributed net investment income of $15,678 and undistributed net investment income of $15,147, respectively)	$ 3,028,911	$ 2,192,662

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

(Unaudited)
2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.13
Net realized and unrealized gain (loss)	.12
Total from investment operations	.25
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 27.66
Total Return B, C, D	.91%
Ratios to Average Net Assets G
Expenses before expense reductions	1.39% A
Expenses net of voluntary waivers, if any	1.39% A
Expenses net of all reductions	1.33% A
Net investment income (loss)	1.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 474
Portfolio turnover rate	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period January 6, 2005 (commencement of sale of shares) to April 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

(Unaudited)
2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.11
Net realized and unrealized gain (loss)	.12
Total from investment operations	.23
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 27.64
Total Return B, C, D	.84%
Ratios to Average Net Assets G
Expenses before expense reductions	1.68% A
Expenses net of voluntary waivers, if any	1.68% A
Expenses net of all reductions	1.62% A
Net investment income (loss)	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 343
Portfolio turnover rate	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period January 6, 2005 (commencement of sale of shares) to April 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

(Unaudited)
2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.06
Net realized and unrealized gain (loss)	.12
Total from investment operations	.18
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 27.59
Total Return B, C, D	.66%
Ratios to Average Net Assets G
Expenses before expense reductions	2.19% A
Expenses net of voluntary waivers, if any	2.19% A
Expenses net of all reductions	2.14% A
Net investment income (loss)	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 410
Portfolio turnover rate	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period January 6, 2005 (commencement of sale of shares) to April 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

(Unaudited)
2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.08
Net realized and unrealized gain (loss)	.11
Total from investment operations	.19
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 27.60
Total Return B, C, D	.69%
Ratios to Average Net Assets G
Expenses before expense reductions	2.04% A
Expenses net of voluntary waivers, if any	2.04% A
Expenses net of all reductions	1.99% A
Net investment income (loss)	.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,151
Portfolio turnover rate	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period January 6, 2005 (commencement of sale of shares) to April 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery Fund

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 25.31	$ 21.87	$ 16.66	$ 17.61	$ 26.70	$ 26.02
Income from Investment Operations
Net investment income (loss) E	.18	.22	.19	.11	.19 G	.18 F
Net realized and unrealized gain (loss)	2.47	3.40	5.11	(1.06)	(6.11)	2.33
Total from investment operations	2.65	3.62	5.30	(.95)	(5.92)	2.51
Distributions from net investment income	(.15)	(.18)	(.09)	-	(.51)	(.33)
Distributions from net realized gain	(.12)	-	-	-	(2.66)	(1.50)
Total distributions	(.27)	(.18)	(.09)	-	(3.17)	(1.83)
Redemption fees added to paid in capital E	- I	- I	-I	-I	-I	-I
Net asset value, end of period	$ 27.69	$ 25.31	$ 21.87	$ 16.66	$ 17.61	$ 26.70
Total Return B, C, D	10.48%	16.65%	31.97%	(5.39)%	(24.91)%	9.57%
Ratios to Average Net Assets H
Expenses before expense reductions	1.08% A	1.10%	1.14%	1.14%	1.14%	1.07%
Expenses net of voluntary waivers, if any	1.08% A	1.10%	1.14%	1.14%	1.14%	1.07%
Expenses net of all reductions	1.02% A	1.06%	1.11%	1.12%	1.09%	1.05%
Net investment income (loss)	1.33% A	.92%	1.08%	.59%	.91%	.63%
Supplemental Data
Net assets, end of period (in millions)	$ 3,019	$ 2,193	$ 1,243	$ 890	$ 882	$ 1,253
Portfolio turnover rate	77% A	87%	81%	63%	81%	104%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.07 per share.

G Investment income per share reflects a special dividend which amounted to $.04 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

(Unaudited)
2005 E
Selected Per-Share Data
Net asset value, beginning of period	$ 27.41
Income from Investment Operations
Net investment income (loss) D	.17
Net realized and unrealized gain (loss)	.12
Total from investment operations	.29
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 27.70
Total Return B, C	1.06%
Ratios to Average Net Assets F
Expenses before expense reductions	.97% A
Expenses net of voluntary waivers, if any	.97% A
Expenses net of all reductions	.90% A
Net investment income (loss)	1.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,556
Portfolio turnover rate	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period January 6, 2005 (commencement of sale of shares) to April 30, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity International Discovery Fund (the fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity International Discovery Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class A, Class T, Class B, Class C and Institutional shares on January 6, 2005. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 439,330,855
Unrealized depreciation	(69,686,881)
Net unrealized appreciation (depreciation)	$ 369,643,974
Cost for federal income tax purposes	$ 2,910,297,225

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,664,741,449 and $992,411,601, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee will be subject to a performance adjustment effective September 2005. The upward or downward adjustment to the management fee will be based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	25%	$ 234	$ 81
Class T	.25%	.25%	396	166
Class B	.75%	.25%	725	624
Class C	.75%	.25%	2,189	2,000
			$ 3,544	$ 2,871

Sales Load. FDC is the general distributor of the fund. Shares purchased prior to October 12, 1990 are subject to a 1% deferred sales charge upon redemption. For the period, FDC received sales charges of $1,524 on redemption of shares of the fund. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,833
Class T	276
Class B *	-
Class C *	-
$ 2,109

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity International Discovery Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity International Discovery Fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 301	.32 *
Class T	283	.36 *
Class B	284	.39 *
Class C	514	.23 *
Fidelity International Discovery Fund	3,293,326	.25 *
Institutional Class	2,077	.15 *
	$ 3,296,785

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting rec-ords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $883,165 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $221 for the period.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,090,000. The weighted average interest rate was 3.13%. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Fidelity International Discovery Fund's operating expenses. During the period, this reimbursement reduced the class expenses by $63,175.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $758,894 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $847. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Discovery Fund	$ 22,453
Institutional Class	293
$ 22,746

9. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
International Discovery Fund	$ 12,812,803	$ 10,817,689
From net realized gain
International Discovery Fund	$ 10,250,246	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005 A	Year ended October 31, 2004	Six months ended April 30, 2005 A	Year ended October 31, 2004
Class A
Shares sold	17,122	-	$ 479,845	$ -
Net increase (decrease)	17,122	-	$ 479,845	$ -
Class T
Shares sold	12,409	-	$ 346,098	$ -
Shares redeemed	(3)	-	$ (84)	$ -
Net increase (decrease)	12,406	-	$ 346,014	$ -
Class B
Shares sold	15,162	-	$ 424,620	$ -
Shares redeemed	(309)	-	(8,777)	-
Net increase (decrease)	14,853	-	$ 415,843	$ -
Class C
Shares sold	41,724	-	$ 1,168,647	$ -
Net increase (decrease)	41,724	-	$ 1,168,647	$ -
International Discovery Fund
Shares sold	40,747,918	46,698,105	$ 1,135,296,460	$ 1,135,826,685
Reinvestment of distributions	780,847	435,617	21,434,266	9,888,485
Shares redeemed	(19,127,519)	(17,322,166)	(526,385,015)	(420,361,799)
Net increase (decrease)	22,401,246	29,811,556	$ 630,345,711	$ 725,353,371
Institutional Class
Shares sold	274,830	-	$ 7,914,311	$ -
Shares redeemed	(2,066)	-	(59,506)	-
Net increase (decrease)	272,764	-	$ 7,854,805	$ -

A Share transactions for Class A, T, B, C and Institutional Class are for the period January 6, 2005 (commencement of sale of shares) to April 30, 2005.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIDI-USAN-0605
1.806664.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

International Discovery

Fund

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on redemptions of shares purchased prior to October 12, 1990, and redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005) for International Discovery Fund and for the entire period (January 6, 2005 to April 30, 2005) for Class A, T, B, C and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value	Ending Account Value April 30, 2005	Expenses Paid During Period
Class A
Actual	$ 1,000.00	$ 1,009.10	$ 4.40B
HypotheticalA	$ 1,000.00	$ 1,017.90	$ 6.95C
Class T
Actual	$ 1,000.00	$ 1,008.40	$ 5.32B
HypotheticalA	$ 1,000.00	$ 1,016.46	$ 8.40C
Class B
Actual	$ 1,000.00	$ 1,006.60	$ 6.92B
HypotheticalA	$ 1,000.00	$ 1,013.93	$ 10.94C
Class C
Actual	$ 1,000.00	$ 1,006.90	$ 6.45B
HypotheticalA	$ 1,000.00	$ 1,014.68	$ 10.19C
International Discovery Fund
Actual	$ 1,000.00	$ 1,104.80	$ 5.64B
HypotheticalA	$ 1,000.00	$ 1,019.44	$ 5.41C
Institutional Class
Actual	$ 1,000.00	$ 1,010.60	$ 3.07B
HypotheticalA	$ 1,000.00	$ 1,019.98	$ 4.86C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for International Discovery Fund and multiplied by 115/365 (to reflect the period January 6, 2005 to April 30, 2005) for Class A, T, B, C and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.39%
Class T	1.68%
Class B	2.19%
Class C	2.04%
International Discovery Fund	1.08%
Institutional Class	.97%

Semiannual Report

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2005
Japan 16.3%
United Kingdom 15.6%
France 10.9%
Switzerland 9.5%
Germany 9.2%
Australia 4.6%
Italy 4.0%
Hong Kong 3.7%
Spain 3.1%
Other 23.1%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2004
United Kingdom 16.6%
Japan 15.0%
France 11.5%
Germany 10.6%
Switzerland 7.0%
United States of America 5.0%
Italy 4.9%
Hong Kong 3.4%
Netherlands 3.4%
Other 22.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	98.5	96.2
Short-Term Investments and Net Other Assets	1.5	3.8
Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Shell Transport & Trading Co. PLC (Reg.) (United Kingdom, Oil & Gas)	2.1	1.4
BP PLC sponsored ADR (United Kingdom, Oil & Gas)	1.8	2.9
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	1.7	1.3
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.7	1.4
Total SA Series B (France, Oil & Gas)	1.6	2.3
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.5	2.2
HSBC Holdings PLC (Hong Kong) (Reg.) (United Kingdom, Commercial Banks)	1.2	1.9
Allianz AG (Reg.) (Germany, Insurance)	1.0	1.7
Nestle SA (Reg.) (Switzerland, Food Products)	1.0	0.9
Sanofi-Aventis sponsored ADR (France, Pharmaceuticals)	1.0	0.5
	14.6
Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.8	24.7
Consumer Discretionary	20.1	17.4
Health Care	10.6	9.5
Industrials	10.3	7.5
Energy	7.7	8.5
Information Technology	7.1	5.6
Telecommunication Services	5.6	9.3
Consumer Staples	5.2	6.9
Materials	4.2	3.0
Utilities	2.1	2.7

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (Note 1) (000s)
Australia - 4.6%
ABC Learning Centres Ltd.	224,100	$ 966
AMP Ltd.	1,307,400	6,862
Babcock & Brown Japan Property Trust	6,743,900	6,083
BHP Billiton Ltd.	1,731,800	21,890
Billabong International Ltd.	409,128	3,659
Commonwealth Bank of Australia	241,000	6,840
Computershare Ltd.	1,432,900	5,640
ConnectEast Group	10,244,154	5,360
CSL Ltd.	269,050	6,640
Downer EDI Ltd.	1,633,476	5,766
Macquarie Airports unit	3,858,903	10,096
Macquarie Bank Ltd.	391,000	13,971
Macquarie Capital Alliance Group (a)	3,560,200	5,144
Macquarie Communications Infrastructure Group unit	1,632,940	7,614
Newcrest Mining Ltd.	362,900	4,198
QBE Insurance Group Ltd.	547,792	6,375
Rinker Group Ltd.	984,100	8,739
Transurban Group unit	918,000	5,313
Westfield Group unit	676,200	8,566
TOTAL AUSTRALIA		139,722
Austria - 0.8%
Bank Austria Creditanstalt AG	177,775	16,496
Raiffeisen International Bank Holding AG	161,300	8,385
TOTAL AUSTRIA		24,881
Bermuda - 0.2%
GOME Electrical Appliances Holdings Ltd.	7,012,000	6,836
Brazil - 0.5%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.)	212,300	6,560
Banco Itau Holding Financeira SA (PN)	55,107	9,459
TOTAL BRAZIL		16,019
Cayman Islands - 0.3%
Hutchison Telecommunications International Ltd.	230,500	219
Kingboard Chemical Holdings Ltd.	2,727,000	8,116
TOTAL CAYMAN ISLANDS		8,335
China - 0.6%
Beijing Media Corp. Ltd. (H Shares)	1,742,500	4,091
Common Stocks - continued
	Shares	Value (Note 1) (000s)
China - continued
Shanghai Electric (Group) Corp. (H Shares) (a)	16,774,000	$ 3,615
Weichai Power Co. Ltd. (H Shares)	2,798,000	9,691
TOTAL CHINA		17,397
Denmark - 0.8%
GN Store Nordic AS	1,206,400	12,687
Novo Nordisk AS sponsored ADR	236,500	12,031
TOTAL DENMARK		24,718
Egypt - 0.5%
Orascom Telecom SAE GDR (a)	390,630	16,016
Finland - 1.7%
Citycon Oyj	576,935	1,919
Kemira GrowHow Oyj	656,900	5,720
Neste Oil Oyj (a)	174,750	3,943
Nokia Corp. sponsored ADR	1,574,200	25,156
Nokian Tyres Ltd.	500,300	8,446
Sampo Oyj (A Shares)	478,000	6,715
TOTAL FINLAND		51,899
France - 10.9%
Accor SA	153,200	7,042
AXA SA (d)	572,300	14,147
Beneteau SA	81,883	6,545
BNP Paribas SA	334,727	22,142
CNP Assurances	210,600	14,383
Dassault Systemes SA sponsored ADR	111,400	5,170
Eiffage SA (d)	73,862	8,735
France Telecom SA sponsored ADR (d)	432,407	12,652
Groupe Danone	73,800	6,944
Lagardere S.C.A. (Reg.)	248,900	18,082
Michelin SA (Compagnie Generale des Etablissements) Series B	116,500	7,093
Neopost SA	137,400	11,598
Nexity	381,200	14,704
Orpea (a)	249,764	10,400
Pernod-Ricard	81,900	12,507
Pinault Printemps-Redoute SA	93,100	9,202
Renault SA	171,700	14,437
Sanofi-Aventis sponsored ADR	670,900	29,768
Suez SA (France)	559,900	15,354
Thomson SA	369,000	9,112
Common Stocks - continued
	Shares	Value (Note 1) (000s)
France - continued
Total SA Series B	213,044	$ 47,257
Vinci SA	64,500	9,757
Vivendi Universal SA (d)	75,000	2,224
Vivendi Universal SA sponsored ADR (d)	662,000	19,628
TOTAL FRANCE		328,883
Germany - 8.4%
Adidas-Salomon AG	38,054	5,940
Allianz AG (Reg.) (d)	257,030	30,844
Bayer AG sponsored ADR (d)	459,000	14,803
Bijou Brigitte Modische Accessoires AG	68,700	12,187
Deutsche Boerse AG	136,000	10,322
Deutsche Telekom AG sponsored ADR	1,173,700	22,054
Deutz AG (a)(d)	1,121,500	5,174
E.ON AG (d)	254,500	21,607
ElringKlinger AG	29,150	2,173
Fielmann AG	87,559	6,014
Fresenius AG	84,227	9,020
GFK AG	20,273	828
Hypo Real Estate Holding AG	347,168	14,528
K&S AG (d)	75,900	3,866
Krones AG	38,000	4,321
Linde AG	156,800	10,429
MAN AG	290,500	12,281
Merck KGaA	180,100	13,854
Metro AG	111,400	5,911
Pfleiderer AG (a)	938,180	14,765
RWE AG (d)	255,519	15,315
Siemens AG sponsored ADR	114,400	8,411
SolarWorld AG	66,600	9,299
TOTAL GERMANY		253,946
Greece - 1.1%
EFG Eurobank Ergasias SA	311,750	9,419
Greek Organization of Football Prognostics SA	494,030	12,955
Public Power Corp. of Greece	365,050	9,742
TOTAL GREECE		32,116
Hong Kong - 3.7%
Chaoda Modern Agriculture (Holdings) Ltd.	12,600,000	5,011
CNOOC Ltd. sponsored ADR (d)	160,000	8,611
Cosco Pacific Ltd.	2,556,000	5,541
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Hong Kong - continued
Esprit Holdings Ltd.	3,304,000	$ 24,583
Hutchison Whampoa Ltd.	1,234,000	11,002
Kerry Properties Ltd.	2,577,000	5,637
Li & Fung Ltd.	4,172,000	7,974
Paul Y-ITC Construction Holdings Ltd.	24,906,000	7,908
Shun Tak Holdings Ltd.	5,742,000	5,598
Sino Land Co.	7,398,000	6,928
Techtronic Industries Co. Ltd.	8,053,500	17,925
Wharf Holdings Ltd.	1,509,000	5,023
TOTAL HONG KONG		111,741
India - 1.2%
ABB Ltd. India	108,979	3,028
Alembic Ltd.	389,806	2,313
Bharat Forge Ltd.	94,311	2,815
Cipla Ltd.	285,000	1,733
Infosys Technologies Ltd.	294,471	12,793
Pfizer Ltd.	218,539	3,525
State Bank of India	721,022	10,604
TOTAL INDIA		36,811
Ireland - 1.5%
Allied Irish Banks PLC	556,082	11,364
C&C Group PLC	2,043,700	8,366
Independent News & Media PLC (Ireland)	3,153,642	10,041
Jurys Doyle Hotel Group PLC (Ireland)	341,800	5,442
Paddy Power PLC	623,197	10,974
TOTAL IRELAND		46,187
Italy - 3.1%
Assicurazioni Generali Spa (d)	200,000	6,181
Autostrade Spa (d)	345,500	9,151
Banche Popolari Unite Scarl (d)	263,700	5,625
Banco Popolare di Verona e Novara (d)	470,900	8,726
Buzzi Unicem Spa (d)	407,172	5,927
Cassa Di Risparmio Di Firenze	2,248,700	5,816
ENI Spa	288,800	7,247
ENI Spa sponsored ADR	149,700	18,781
Lottomatica Spa New (d)	227,400	7,758
Mediaset Spa (d)	523,400	6,829
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Italy - continued
Mediobanca Spa	391,500	$ 6,473
Pirelli & C. Real Estate Spa	122,800	6,831
TOTAL ITALY		95,345
Japan - 15.5%
Aiful Corp.	63,600	4,750
Aiful Corp. New (a)	31,800	2,275
Aisin Seiki Co. Ltd.	257,500	5,599
Asahi Breweries Ltd.	839,400	10,704
Asahi Glass Co. Ltd.	710,000	7,875
Astellas Pharma, Inc.	249,300	9,035
Canon, Inc.	314,300	16,356
Credit Saison Co. Ltd.	408,800	13,997
Don Quijote Co. Ltd.	41,400	2,527
East Japan Railway Co.	2,065	10,753
Fuji Photo Film Co. Ltd.	169,000	5,589
Hokuto Corp.	123,700	2,322
Honda Motor Co. Ltd.	200,100	9,645
Hoya Corp.	110,900	11,603
JAFCO Co. Ltd.	116,400	6,705
Kose Corp.	165,220	6,098
Matsui Securities Co. Ltd. New (d)	940,200	12,688
Millea Holdings, Inc.	557	7,597
Mitsui & Co. Ltd.	1,155,000	10,983
Mitsui Trust Holdings, Inc.	1,414,000	14,052
Mizuho Financial Group, Inc.	4,023	18,916
Nikko Cordial Corp.	1,086,000	5,075
Nippon Chemi-con Corp.	1,554,000	8,833
Nippon Oil Corp.	1,072,000	7,586
Nishi-Nippon City Bank Ltd.	1,065,000	4,215
Nishimatsuya Chain Co. Ltd.	70,900	1,819
Nitto Denko Corp.	283,600	15,499
OMC Card, Inc.	42,000	532
Omron Corp.	499,000	10,922
ORIX Corp.	162,300	22,120
Rakuten, Inc. (d)	5,472	4,587
Ricoh Co. Ltd.	262,000	4,183
Sanken Electric Co. Ltd.	728,000	9,866
Sega Sammy Holdings, Inc. (a)	306,600	18,042
SFCG Co. Ltd.	78,790	20,274
Sony Corp.	190,900	7,008
Sumitomo Electric Industries Ltd.	1,487,000	15,544
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Sumitomo Forestry Co. Ltd.	448,000	$ 4,072
Sumitomo Mitsui Financial Group, Inc.	3,604	23,305
Sumitomo Rubber Industries Ltd.	677,000	6,599
T&D Holdings, Inc.	146,200	7,223
Takara Holdings, Inc. (d)	916,000	5,880
Takeda Pharamaceutical Co. Ltd.	90,300	4,401
THK Co. Ltd.	228,200	4,277
TIS, Inc.	92,600	3,356
Tokuyama Corp. (d)	1,435,000	10,949
Tokyo Electron Ltd.	143,800	7,433
Tokyo Tomin Bank Ltd.	263,000	7,600
Toyo Ink Manufacturing Co. Ltd.	829,000	3,313
Toyota Motor Corp.	489,000	17,778
USS Co. Ltd.	82,540	6,558
Yamato Transport Co. Ltd.	708,000	9,366
TOTAL JAPAN		468,284
Korea (South) - 0.9%
Hyundai Mipo Dockyard Co. Ltd.	51,120	3,256
LG Electronics, Inc.	75,000	5,002
S-Oil Corp.	90,830	6,304
Shinhan Financial Group Co. Ltd.	300,090	7,750
Shinsegae Co. Ltd.	15,900	5,071
TOTAL KOREA (SOUTH)		27,383
Luxembourg - 0.6%
SES Global unit	831,519	11,106
Stolt-Nielsen SA Class B sponsored ADR	195,300	6,666
TOTAL LUXEMBOURG		17,772
Mexico - 0.1%
Urbi, Desarrollos Urbanos, SA de CV	604,900	2,870
Netherlands - 2.6%
ASM International NV (Nasdaq) (a)	273,000	3,675
ASML Holding NV (NY Shares) (a)	223,900	3,244
Axalto Holding NV	180,900	5,250
EADS NV	369,500	10,545
ING Groep NV (Certificaten Van Aandelen)	530,444	14,539
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	325,300	13,528
Koninklijke Philips Electronics NV (NY Shares)	436,700	10,826
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Netherlands - continued
Randstad Holdings NV	198,700	$ 8,109
VNU NV	269,775	7,629
TOTAL NETHERLANDS		77,345
Norway - 1.4%
DnB NOR ASA (d)	1,189,600	11,417
Schibsted ASA (B Shares) (d)	418,100	10,031
TANDBERG ASA	585,300	6,015
TANDBERG Television ASA (a)	950,400	9,729
Yara International ASA	501,600	6,719
TOTAL NORWAY		43,911
Philippines - 0.4%
Philippine Long Distance Telephone Co.	106,000	2,705
Philippine Long Distance Telephone Co. sponsored ADR (d)	338,000	8,710
TOTAL PHILIPPINES		11,415
Poland - 0.3%
Powszechna Kasa Oszczednosci Bank SA	200,700	1,519
TVN SA	503,842	6,657
TOTAL POLAND		8,176
Portugal - 0.8%
Impresa SGPS (a)	2,403,924	17,214
Media Capital SGPS SA	1,165,400	8,239
TOTAL PORTUGAL		25,453
Russia - 0.3%
Mobile TeleSystems OJSC sponsored ADR	296,700	9,969
Singapore - 0.7%
CapitaLand Ltd.	5,771,000	8,984
HTL International Holdings Ltd.	5,750,000	4,177
Keppel Corp. Ltd.	1,166,000	7,616
TOTAL SINGAPORE		20,777
South Africa - 0.5%
MTN Group Ltd.	443,000	3,135
Standard Bank Group Ltd.	522,700	5,212
Steinhoff International Holdings Ltd.	3,205,100	6,789
TOTAL SOUTH AFRICA		15,136
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Spain - 3.1%
Altadis SA (Spain)	372,200	$ 15,851
Antena 3 Television SA	554,756	11,175
Banco Bilbao Vizcaya Argentaria SA	988,400	15,300
Banco Santander Central Hispano SA	1,153,400	13,379
Gestevision Telecinco SA (d)	745,815	17,127
Telefonica SA sponsored ADR	400,076	20,404
TOTAL SPAIN		93,236
Sweden - 1.9%
Eniro AB	897,500	10,250
Gambro AB (A Shares)	549,550	7,462
Hennes & Mauritz AB (H&M) (B Shares) (d)	500,850	17,391
Skandia Foersaekrings AB	1,672,080	7,922
Skandinaviska Enskilda Banken AB (A Shares)	379,800	6,741
Telefonaktiebolaget LM Ericsson (B Shares) ADR (a)(d)	215,900	6,358
TOTAL SWEDEN		56,124
Switzerland - 9.5%
ABB Ltd. sponsored ADR (a)(d)	3,036,400	19,129
Actelion Ltd. (Reg.) (a)	61,976	6,675
Bucher Holding AG (Bearer)	18,000	6,006
Compagnie Financiere Richemont unit	605,187	18,123
Credit Suisse Group (Reg.) (d)	558,199	23,511
Logitech International SA (Reg.) (a)	123,263	7,122
Nestle SA (Reg.)	115,376	30,507
Nobel Biocare Holding AG (Switzerland) (d)	96,829	20,858
Novartis AG (Reg.)	1,082,240	52,738
Phonak Holding AG	339,311	11,895
Roche Holding AG (participation certificate)	412,094	49,990
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	10,415	7,083
Syngenta AG (Switzerland)	77,508	8,073
UBS AG (NY Shares)	335,950	26,977
TOTAL SWITZERLAND		288,687
Taiwan - 0.9%
Advanced Semiconductor Engineering, Inc.	3,832,000	2,551
High Tech Computer Corp.	1,176,000	8,263
Hon Hai Precision Industries Co. Ltd.	1,053,498	5,008
United Microelectronics Corp.	22,098,272	13,016
TOTAL TAIWAN		28,838
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Thailand - 0.3%
PTT Exploration & Production PCL (For. Reg.)	924,900	$ 8,160
United Kingdom - 15.6%
3i Group PLC	580,700	7,137
Aegis Group PLC	2,000,700	3,700
AstraZeneca PLC sponsored ADR	585,000	25,711
BAE Systems PLC	3,489,009	17,157
BG Group PLC ADR	200,000	7,810
Big Yellow Group PLC	1,078,700	4,031
Body Shop International PLC	694,700	2,610
BP PLC sponsored ADR	913,800	55,650
British Land Co. PLC	627,900	9,895
Carnival PLC	212,200	10,956
CLS Holdings PLC (a)	640,600	5,122
Enterprise Inns PLC	505,225	7,091
GlaxoSmithKline PLC sponsored ADR	330,200	16,692
HSBC Holdings PLC (Hong Kong) (Reg.)	2,271,800	36,372
Inchcape PLC	274,800	9,376
Invensys PLC (a)	9,489,400	2,331
Kesa Electricals PLC	1,249,400	6,372
Man Group PLC	228,400	5,342
Matalan PLC	1,697,400	6,180
NDS Group PLC sponsored ADR (a)	83,800	2,620
Prudential PLC	839,600	7,602
Reckitt Benckiser PLC	221,900	7,237
Reuters Group PLC sponsored ADR	315,700	13,907
Rio Tinto PLC sponsored ADR	58,400	7,043
Rolls-Royce Group PLC	977,100	4,461
Royal Bank of Scotland Group PLC	477,300	14,473
Shell Transport & Trading Co. PLC (Reg.)	7,193,100	64,591
SIG PLC	536,100	5,629
Smiths Group PLC	476,800	7,863
Sportingbet PLC (a)	1,264,800	6,944
Standard Chartered PLC (United Kingdom)	588,500	10,657
Ted Baker PLC	617,700	5,480
Tesco PLC	2,887,000	17,130
Vodafone Group PLC	17,135,112	44,791
William Hill PLC	1,104,700	11,460
TOTAL UNITED KINGDOM		471,423
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United States of America - 0.7%
Macquarie Infrastructure Co. Trust	131,000	$ 3,570
Telewest Global, Inc. (a)	963,003	17,854
TOTAL UNITED STATES OF AMERICA		21,424
TOTAL COMMON STOCKS (Cost $2,547,004)		2,907,235
Nonconvertible Preferred Stocks - 1.7%

Germany - 0.8%
Fresenius AG	91,800	10,796
Porsche AG (non-vtg.)	18,419	11,999
TOTAL GERMANY		22,795
Italy - 0.9%
Banca Intesa Spa (Risp)	3,663,202	15,901
Telecom Italia Spa (Risp) (d)	4,242,485	12,020
TOTAL ITALY		27,921
United Kingdom - 0.0%
Rolls-Royce Group PLC Series B	48,855,000	96
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $40,441)		50,812
Government Obligations - 0.0%
	Principal Amount (000s)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.55% to 2.72% 5/19/05 to 6/9/05 (e) (Cost $1,545)	$ 1,550	1,546
Money Market Funds - 10.6%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 2.84% (b)	30,414,283	$ 30,414
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	289,934,117	289,934
TOTAL MONEY MARKET FUNDS (Cost $320,348)		320,348
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $2,909,338)		3,279,941
NET OTHER ASSETS - (8.3)%		(251,030)
NET ASSETS - 100%		$ 3,028,911
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
450 Nikkei 225 Index Contracts (Japan)	June 2005	$ 24,604	$ (2,072)

The face value of futures purchased as a percentage of net assets - 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,546,000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $277,265) (cost $2,909,338) - See accompanying schedule		$ 3,279,941
Foreign currency held at value (cost $22,575)		22,637
Receivable for investments sold		23,906
Receivable for fund shares sold		4,478
Dividends receivable		9,018
Interest receivable		93
Receivable for daily variation on futures contracts		68
Prepaid expenses		6
Other affiliated receivables		2
Other receivables		1,258
Total assets		3,341,407

Liabilities
Payable for investments purchased	$ 14,867
Payable for fund shares redeemed	3,507
Accrued management fee	1,840
Distribution fees payable	1
Other affiliated payables	719
Other payables and accrued expenses	1,628
Collateral on securities loaned, at value	289,934
Total liabilities		312,496

Net Assets		$ 3,028,911
Net Assets consist of:
Paid in capital		$ 2,545,084
Undistributed net investment income		15,678
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		100,787
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		367,362
Net Assets		$ 3,028,911

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($474 ÷ 17.134 shares)	$ 27.66

Maximum offering price per share (100/94.25 of $27.66)	$ 29.35
Class T: Net Asset Value and redemption price per share ($343 ÷ 12.41 shares)	$ 27.64

Maximum offering price per share (100/96.50 of $27.64)	$ 28.64
Class B: Net Asset Value and offering price per share ($410 ÷ 14.86 shares)A	$ 27.59

Class C: Net Asset Value and offering price per share ($1,151 ÷ 41.7 shares)A	$ 27.60

International Discovery Fund: Net Asset Value and offering price per share ($3,018,977 ÷ 109,043 shares)A	$ 27.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,556 ÷ 272.8 shares)	$ 27.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 32,553
Interest		922
Security lending		1,444
		34,919
Less foreign taxes withheld		(3,450)
Total income		31,469

Expenses
Management fee	$ 9,691
Transfer agent fees	3,297
Distribution fees	4
Accounting and security lending fees	606
Independent trustees' compensation	7
Custodian fees and expenses	584
Registration fees	251
Audit	52
Legal	10
Interest	1
Miscellaneous	10
Total expenses before reductions	14,513
Expense reductions	(846)	13,667
Net investment income (loss)		17,802
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $430)	101,666
Foreign currency transactions	881
Futures contracts	1,363
Total net realized gain (loss)		103,910
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $593)	98,022
Assets and liabilities in foreign currencies	(303)
Futures contracts	(844)
Total change in net unrealized appreciation (depreciation)		96,875
Net gain (loss)		200,785
Net increase (decrease) in net assets resulting from operations		$ 218,587

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,802	$ 16,421
Net realized gain (loss)	103,910	91,216
Change in net unrealized appreciation (depreciation)	96,875	127,395
Net increase (decrease) in net assets resulting from operations	218,587	235,032
Distributions to shareholders from net investment income	(12,813)	(10,818)
Distributions to shareholders from net realized gain	(10,250)	-
Total distributions	(23,063)	(10,818)
Share transactions - net increase (decrease)	640,611	725,354
Redemption fees	114	227
Total increase (decrease) in net assets	836,249	949,795

Net Assets
Beginning of period	2,192,662	1,242,867
End of period (including undistributed net investment income of $15,678 and undistributed net investment income of $15,147, respectively)	$ 3,028,911	$ 2,192,662

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

(Unaudited)
2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.13
Net realized and unrealized gain (loss)	.12
Total from investment operations	.25
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 27.66
Total Return B, C, D	.91%
Ratios to Average Net Assets G
Expenses before expense reductions	1.39% A
Expenses net of voluntary waivers, if any	1.39% A
Expenses net of all reductions	1.33% A
Net investment income (loss)	1.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 474
Portfolio turnover rate	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period January 6, 2005 (commencement of sale of shares) to April 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

(Unaudited)
2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.11
Net realized and unrealized gain (loss)	.12
Total from investment operations	.23
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 27.64
Total Return B, C, D	.84%
Ratios to Average Net Assets G
Expenses before expense reductions	1.68% A
Expenses net of voluntary waivers, if any	1.68% A
Expenses net of all reductions	1.62% A
Net investment income (loss)	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 343
Portfolio turnover rate	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period January 6, 2005 (commencement of sale of shares) to April 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

(Unaudited)
2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.06
Net realized and unrealized gain (loss)	.12
Total from investment operations	.18
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 27.59
Total Return B, C, D	.66%
Ratios to Average Net Assets G
Expenses before expense reductions	2.19% A
Expenses net of voluntary waivers, if any	2.19% A
Expenses net of all reductions	2.14% A
Net investment income (loss)	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 410
Portfolio turnover rate	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period January 6, 2005 (commencement of sale of shares) to April 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

(Unaudited)
2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.08
Net realized and unrealized gain (loss)	.11
Total from investment operations	.19
Redemption fees added to paid in capital E	- H
Net asset value, end of period	$ 27.60
Total Return B, C, D	.69%
Ratios to Average Net Assets G
Expenses before expense reductions	2.04% A
Expenses net of voluntary waivers, if any	2.04% A
Expenses net of all reductions	1.99% A
Net investment income (loss)	.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,151
Portfolio turnover rate	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period January 6, 2005 (commencement of sale of shares) to April 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery Fund

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 25.31	$ 21.87	$ 16.66	$ 17.61	$ 26.70	$ 26.02
Income from Investment Operations
Net investment income (loss) E	.18	.22	.19	.11	.19 G	.18 F
Net realized and unrealized gain (loss)	2.47	3.40	5.11	(1.06)	(6.11)	2.33
Total from investment operations	2.65	3.62	5.30	(.95)	(5.92)	2.51
Distributions from net investment income	(.15)	(.18)	(.09)	-	(.51)	(.33)
Distributions from net realized gain	(.12)	-	-	-	(2.66)	(1.50)
Total distributions	(.27)	(.18)	(.09)	-	(3.17)	(1.83)
Redemption fees added to paid in capital E	- I	- I	-I	-I	-I	-I
Net asset value, end of period	$ 27.69	$ 25.31	$ 21.87	$ 16.66	$ 17.61	$ 26.70
Total Return B, C, D	10.48%	16.65%	31.97%	(5.39)%	(24.91)%	9.57%
Ratios to Average Net Assets H
Expenses before expense reductions	1.08% A	1.10%	1.14%	1.14%	1.14%	1.07%
Expenses net of voluntary waivers, if any	1.08% A	1.10%	1.14%	1.14%	1.14%	1.07%
Expenses net of all reductions	1.02% A	1.06%	1.11%	1.12%	1.09%	1.05%
Net investment income (loss)	1.33% A	.92%	1.08%	.59%	.91%	.63%
Supplemental Data
Net assets, end of period (in millions)	$ 3,019	$ 2,193	$ 1,243	$ 890	$ 882	$ 1,253
Portfolio turnover rate	77% A	87%	81%	63%	81%	104%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.07 per share.

G Investment income per share reflects a special dividend which amounted to $.04 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

(Unaudited)
2005 E
Selected Per-Share Data
Net asset value, beginning of period	$ 27.41
Income from Investment Operations
Net investment income (loss) D	.17
Net realized and unrealized gain (loss)	.12
Total from investment operations	.29
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 27.70
Total Return B, C	1.06%
Ratios to Average Net Assets F
Expenses before expense reductions	.97% A
Expenses net of voluntary waivers, if any	.97% A
Expenses net of all reductions	.90% A
Net investment income (loss)	1.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,556
Portfolio turnover rate	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period January 6, 2005 (commencement of sale of shares) to April 30, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity International Discovery Fund (the fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity International Discovery Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class A, Class T, Class B, Class C and Institutional shares on January 6, 2005. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 439,330,855
Unrealized depreciation	(69,686,881)
Net unrealized appreciation (depreciation)	$ 369,643,974
Cost for federal income tax purposes	$ 2,910,297,225

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,664,741,449 and $992,411,601, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee will be subject to a performance adjustment effective September 2005. The upward or downward adjustment to the management fee will be based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	25%	$ 234	$ 81
Class T	.25%	.25%	396	166
Class B	.75%	.25%	725	624
Class C	.75%	.25%	2,189	2,000
			$ 3,544	$ 2,871

Sales Load. FDC is the general distributor of the fund. Shares purchased prior to October 12, 1990 are subject to a 1% deferred sales charge upon redemption. For the period, FDC received sales charges of $1,524 on redemption of shares of the fund. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,833
Class T	276
Class B *	-
Class C *	-
$ 2,109

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity International Discovery Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity International Discovery Fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 301	.32 *
Class T	283	.36 *
Class B	284	.39 *
Class C	514	.23 *
Fidelity International Discovery Fund	3,293,326	.25 *
Institutional Class	2,077	.15 *
	$ 3,296,785

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting rec-ords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $883,165 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $221 for the period.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,090,000. The weighted average interest rate was 3.13%. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Fidelity International Discovery Fund's operating expenses. During the period, this reimbursement reduced the class expenses by $63,175.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $758,894 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $847. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Discovery Fund	$ 22,453
Institutional Class	293
$ 22,746

9. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
International Discovery Fund	$ 12,812,803	$ 10,817,689
From net realized gain
International Discovery Fund	$ 10,250,246	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005 A	Year ended October 31, 2004	Six months ended April 30, 2005 A	Year ended October 31, 2004
Class A
Shares sold	17,122	-	$ 479,845	$ -
Net increase (decrease)	17,122	-	$ 479,845	$ -
Class T
Shares sold	12,409	-	$ 346,098	$ -
Shares redeemed	(3)	-	$ (84)	$ -
Net increase (decrease)	12,406	-	$ 346,014	$ -
Class B
Shares sold	15,162	-	$ 424,620	$ -
Shares redeemed	(309)	-	(8,777)	-
Net increase (decrease)	14,853	-	$ 415,843	$ -
Class C
Shares sold	41,724	-	$ 1,168,647	$ -
Net increase (decrease)	41,724	-	$ 1,168,647	$ -
International Discovery Fund
Shares sold	40,747,918	46,698,105	$ 1,135,296,460	$ 1,135,826,685
Reinvestment of distributions	780,847	435,617	21,434,266	9,888,485
Shares redeemed	(19,127,519)	(17,322,166)	(526,385,015)	(420,361,799)
Net increase (decrease)	22,401,246	29,811,556	$ 630,345,711	$ 725,353,371
Institutional Class
Shares sold	274,830	-	$ 7,914,311	$ -
Shares redeemed	(2,066)	-	(59,506)	-
Net increase (decrease)	272,764	-	$ 7,854,805	$ -

A Share transactions for Class A, T, B, C and Institutional Class are for the period January 6, 2005 (commencement of sale of shares) to April 30, 2005.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment
Advisors

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

IGI-USAN-0605
1.807260.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

International Small Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2005

Class A, Class T, Class B, and Class C are classes of Fidelity®
International Small Cap Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,183.60	$ 8.93
HypotheticalA	$ 1,000.00	$ 1,016.61	$ 8.25
Class T
Actual	$ 1,000.00	$ 1,181.00	$ 10.27
HypotheticalA	$ 1,000.00	$ 1,015.37	$ 9.49
Class B
Actual	$ 1,000.00	$ 1,178.10	$ 12.96
HypotheticalA	$ 1,000.00	$ 1,012.89	$ 11.98
Class C
Actual	$ 1,000.00	$ 1,179.20	$ 12.97
HypotheticalA	$ 1,000.00	$ 1,012.89	$ 11.98
International Small Cap
Actual	$ 1,000.00	$ 1,185.70	$ 6.99
HypotheticalA	$ 1,000.00	$ 1,018.40	$ 6.46
Institutional Class
Actual	$ 1,000.00	$ 1,185.30	$ 7.04
HypotheticalA	$ 1,000.00	$ 1,018.35	$ 6.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.65%
Class T	1.90%
Class B	2.40%
Class C	2.40%
International Small Cap	1.29%
Institutional Class	1.30%

Semiannual Report

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2005
Japan 30.8%
United Kingdom 16.4%
Australia 7.7%
United States of America 5.5%
Germany 5.2%
South Africa 3.3%
Norway 2.2%
Egypt 2.0%
France 1.9%
Other 25.0%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2004
Japan 27.7%
United Kingdom 16.1%
Australia 9.2%
Germany 7.7%
United States of America 5.2%
South Africa 3.0%
Norway 2.9%
Greece 2.6%
Italy 2.4%
Other 23.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	96.6	96.6
Short-Term Investments and Net Other Assets	3.4	3.4
Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Orascom Telecom SAE GDR (Egypt, Wireless Telecommunication Services)	2.0	1.4
Hikari Tsushin, Inc. (Japan, Specialty Retail)	1.3	1.5
Steinhoff International Holdings Ltd. (South Africa, Household Durables)	1.3	1.8
Pfleiderer AG (Germany, Building Products)	1.3	1.3
K&S AG (Germany, Chemicals)	1.1	1.5
United Group Ltd. (Australia, Construction & Engineering)	1.0	1.5
Asia Energy PLC (United Kingdom, Metals & Mining)	1.0	0.4
Unibet Group PLC unit (United Kingdom, Hotels, Restaurants & Leisure)	0.9	0.1
Stolt-Nielsen SA (Luxembourg, Marine)	0.9	1.1
Nissin Kogyo Co. Ltd. (Japan, Auto Components)	0.9	1.0
	11.7
Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.5	22.7
Industrials	14.9	13.9
Materials	14.1	14.5
Information Technology	13.0	13.3
Financials	9.8	10.8
Energy	7.8	6.6
Health Care	6.4	7.7
Telecommunication Services	4.8	3.9
Consumer Staples	2.9	2.8
Utilities	0.3	0.4

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (Note 1) (000s)
Australia - 7.7%
ABC Learning Centres Ltd.	2,914,600	$ 12,565
Australian Stock Exchange Ltd. (d)	720,039	11,202
Aztec Resources Ltd. (a)(e)	26,181,630	5,112
BlueScope Steel Ltd.	2,519,309	14,993
Bradken Ltd.	2,202,829	3,871
Centamin Egypt Ltd. (a)	7,820,178	2,034
Centennial Coal Co. Ltd.	4,141,388	14,393
Corporate Express Australia Ltd.	2,106,469	9,838
CSR Ltd.	2,534,600	4,711
DCA Group Ltd. (d)	3,404,900	8,696
Dwyka Diamonds Ltd. (a)	5,954,853	4,273
Elkedra Diamonds NL (a)	3,000,000	665
Elkedra Diamonds NL warrants 8/31/07 (a)	3,000,000	195
Fox Resources Ltd. (a)	2,102,336	706
Fox Resources Ltd. warrants 6/30/07 (a)	342,636	20
Hardman Resources Ltd.: (Australia) (a)	915,681	1,237
(United Kingdom) (a)	480,653	671
JB Hi-Fi Ltd.	2,194,393	5,570
Novera Energy Ltd. (a)	4,283,000	1,155
Patrick Corp. Ltd.	914,738	3,886
Promina Group Ltd.	914,490	3,643
QBE Insurance Group Ltd.	1,261,023	14,674
Roc Oil Co. Ltd. (a)	7,920,792	11,368
Sphere Investments Ltd. (a)	4,317,317	2,360
Stockland unit	12,301	56
Sylvania Resources Ltd. (a)(e)	4,145,679	1,489
United Group Ltd. (d)	3,457,721	22,279
Virotec International Ltd.:
(Australia) (a)	1,852,832	847
(United Kingdom) (a)	4,185,500	2,137
Westpac Banking Corp.	217,442	3,303
TOTAL AUSTRALIA		167,949
Belgium - 0.7%
Euronav NV	57,000	1,940
Melexis NV	93,199	1,133
Omega Pharma SA	84,500	4,612
Recticel SA (d)	577,444	5,373
Roularta Media Group NV	37,576	2,442
TOTAL BELGIUM		15,500
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Bermuda - 0.2%
Jinhui Shipping & Transportation Ltd. (d)	512,000	$ 2,056
Ship Finance International Ltd. (NY Shares)	10,188	189
Tanzanite One Ltd.	1,749,701	2,882
TOTAL BERMUDA		5,127
Brazil - 0.5%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.) (d)	171,400	5,296
Petroleo Brasileiro SA Petrobras sponsored ADR	108,000	4,528
TOTAL BRAZIL		9,824
British Virgin Islands - 0.0%
Albidon Ltd. unit (a)	1,000,000	530
Canada - 1.6%
Adastra Minerals, Inc. (a)	893,900	1,292
Altius Minerals Corp. (a)	200,000	566
Azure Dynamics Corp. Class A (a)	1,425,700	1,190
Bankers Petroleum Ltd. (a)	3,467,000	3,306
BDI Mining Corp. (a)	4,282,600	2,331
Brazilian Diamonds Ltd. (a)	1,300,000	548
First Quantum Minerals Ltd.	164,600	2,714
Grove Energy Ltd. (a)	3,049,240	2,027
La Mancha Resources, Inc. (a)	334,000	292
Oilexco, Inc. (a)	4,895,400	9,337
Starfield Resources, Inc. (a)(e)	10,822,531	4,988
StrataGold Corp. (a)	2,229,000	709
Uruguay Mineral Exploration, Inc. (a)	245,200	955
Western Canadian Coal Corp. (a)	666,000	2,276
Western Canadian Coal Corp. (a)	168,718	577
Western Canadian Coal Corp.:
warrants 2/9/06 (a)	84,359	0
(United Kingdom) (a)	548,286	1,880
TOTAL CANADA		34,988
Cayman Islands - 1.0%
Kingboard Chemical Holdings Ltd.	3,623,800	10,785
Kingboard Chemical Holdings Ltd. warrants 12/31/06 (a)	362,380	302
Norstar Founders Group Ltd.	30,500,000	7,082
SinoCom Software Group Ltd.	6,586,000	4,224
TOTAL CAYMAN ISLANDS		22,393
China - 0.9%
Aluminum Corp. of China Ltd. (H Shares)	10,696,000	5,763
Common Stocks - continued
	Shares	Value (Note 1) (000s)
China - continued
Bio-Treat Technology Ltd.	10,737,000	$ 4,260
Global Bio-Chem Technology Group Co. Ltd.	2,632,000	1,722
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	376,000	17
PICC Property & Casualty Co. Ltd. (H Shares) (a)	9,086,000	2,308
Tong Ren Tang Technologies Co. Ltd. (H Shares)	2,273,000	4,403
TOTAL CHINA		18,473
Czech Republic - 0.2%
Komercni Banka AS unit	84,634	3,724
Denmark - 0.0%
Coloplast AS Series B	11,900	691
Egypt - 2.0%
Orascom Telecom SAE GDR (a)	1,049,602	43,031
Finland - 1.4%
Aldata Solutions Oyj (a)(d)	2,065,976	4,377
Alma Media Corp. (a)	133,020	2,178
Capman Oyj (B Shares) (d)	496,937	1,524
Citycon Oyj	258,000	858
Inion OY	840,000	2,541
Neste Oil Oyj (a)	356,700	8,048
Nokian Tyres Ltd.	546,580	9,227
Vacon Oyj (d)	73,381	1,229
TOTAL FINLAND		29,982
France - 1.9%
Altamir et Compagnie SA (a)	6,100	1,098
bioMerieux SA	10,200	449
Boiron SA	59,800	1,710
Bongrain SA	1,900	132
BVRP Software SA (a)	144,796	3,558
Constructions Industrielles dela Mediterranee SA	11,500	1,076
Damartex SA	21,485	858
Gifi	19,700	981
Groupe Bourbon SA (d)	15,638	986
Groupe Open SA	52,500	836
Groupe Open SA warrants 10/21/06 (a)	14,809	12
Guerbet SA	4,100	470
Ipsos SA	16,003	1,643
Lagardere S.C.A. (Reg.)	29,400	2,136
Maisons France Confort	10,498	1,254
Common Stocks - continued
	Shares	Value (Note 1) (000s)
France - continued
Nexity	49,900	$ 1,925
Oeneo Group (a)(d)	86,962	133
Orpea (a)	25,207	1,050
Renault SA	42,500	3,574
Sechilienne-Sidec	8,346	2,950
Signaux Girod	10,800	983
SPIR Communication SA	8,392	1,701
Stedim SA	27,038	3,338
Tessi SA	24,066	1,454
The Lisi Group	22,500	1,579
Toupargel-Agrigel	36,850	1,523
U10 SA (d)	16,688	1,261
Vivendi Universal SA (d)	66,932	1,985
TOTAL FRANCE		40,655
Germany - 4.8%
Advanced Photonics Technologies AG (a)	48,552	95
Articon-Integralis AG (Reg.) (a)	495,185	1,705
AWD Holding AG	45,300	1,837
Bijou Brigitte Modische Accessoires AG	21,486	3,812
Deutsche Boerse AG	66,000	5,009
Deutz AG (a)(d)	1,676,400	7,734
ElringKlinger AG	9,142	682
Fielmann AG	19,100	1,312
Freenet.de AG	417,619	9,351
Fresenius AG	43,586	4,668
Gpc Biotech AG (a)(d)	49,345	512
Grenkeleasing AG (d)	32,618	1,343
Hawesko Holding AG	31,800	1,341
Hyrican Informationssysteme AG	17,925	242
K&S AG	482,300	24,565
Kontron AG (a)	154,264	1,243
Merck KGaA	48,441	3,726
Norddeutsche Affinerie AG	43,300	816
Parsytec AG (a)(d)	188,871	670
PC-Spezialist Franchise AG	150,000	1,482
Pfleiderer AG (a)	1,757,259	27,656
PSI AG (a)	228,043	1,230
Pulsion Medical Systems AG (a)	156,865	856
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Germany - continued
Rational AG	17,800	$ 2,036
United Internet AG	40,352	1,086
TOTAL GERMANY		105,009
Greece - 1.8%
Alfa-Beta Vassilopoulos SA (Reg.)	31,800	462
Autohellas SA	238,800	1,137
Babis Vovos International Technical SA	62,070	1,078
Fourlis Holdings SA (a)	252,000	2,140
Greek Organization of Football Prognostics SA	135,742	3,560
Hellenic Exchanges Holding SA	166,195	1,856
Hyatt Regency SA (Reg.)	587,282	7,103
Intralot SA (a)	91,900	2,715
Motor Oil (HELLAS) Corinth Refineries SA	227,333	3,627
Public Power Corp. of Greece	54,000	1,441
Sarantis SA (Reg.)	1,511,148	11,472
Technical Olympic SA (Reg.)	426,896	2,494
TOTAL GREECE		39,085
Hong Kong - 1.5%
ASM Pacific Technology Ltd.	1,223,000	4,973
China Insurance International Holdings Co. Ltd.	13,106,000	4,918
China Merchants Holdings International Co. Ltd.	9,066,000	17,678
China Pharmaceutical Enterprise and Investment Corp. Ltd. (a)	9,820,000	2,066
Solomon Systech Ltd.	8,094,000	2,648
TOTAL HONG KONG		32,283
Hungary - 0.3%
MOL Magyar Olay-es Gazipari RT Series A (For. Reg.)	44,200	3,624
OTP Bank Rt.	127,473	3,902
TOTAL HUNGARY		7,526
India - 1.2%
Indian Hotels Co. Ltd.	154,400	2,321
Kotak Mahindra Bank Ltd.	1,967,121	13,726
State Bank of India	697,026	10,252
TOTAL INDIA		26,299
Ireland - 0.7%
Donegal Creameries PLC	284,900	1,574
IAWS Group PLC (Ireland)	38,059	552
Independent News & Media PLC (Ireland)	659,764	2,101
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Ireland - continued
Kenmare Resources PLC (a)	9,451,900	$ 4,416
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	330
Minco PLC (a)	1,818,181	385
Minco PLC warrants 12/3/05 (a)	909,090	0
Paddy Power PLC	137,311	2,418
Petroceltic International PLC (a)	12,421,734	2,393
Trinity Biotech PLC sponsored ADR (a)	909,300	1,873
TOTAL IRELAND		16,042
Israel - 0.2%
Advanced Vision Technology Ltd. (a)	165,400	1,209
Leadcom Integrated Solutions (e)	5,160,100	3,330
Supercom Ltd. (a)	36,242	72
TOTAL ISRAEL		4,611
Italy - 1.2%
Amplifon Spa	38,350	2,524
Brembo Spa	282,800	2,213
Cassa Di Risparmio Di Firenze	2,942,982	7,611
Lottomatica Spa New (d)	249,800	8,522
Saipem Spa	79,800	1,007
Teleunit Spa (a)(e)	9,675,858	3,868
TOTAL ITALY		25,745
Japan - 30.8%
Able, Inc.	93,700	2,958
Acca Networks Co. Ltd.	18	61
Adtec Plasma Technology Co. Ltd.	32	208
Aichi Steel Corp. (d)	1,667,000	9,253
Amada Co. Ltd.	604,000	3,744
ARRK Corp.	47,800	1,869
Asahi Broadcasting Corp.	14,940	1,453
Asahi Denka Co. Ltd.	149,000	1,494
ASICS Trading Co. Ltd.	56,300	754
Axell Corp. (d)	338	1,428
Axell Corp. New (d)	338	1,389
Bando Chemical Industries Ltd. (d)	262,000	1,222
Casio Computer Co. Ltd.	350,500	4,804
Central Glass Co. Ltd.	297,000	2,042
Chiyoda Corp.	504,000	5,672
Chiyoda Integre Co. Ltd.	143,800	3,031
Chugoku Marine Paints Ltd. (d)	451,000	2,426
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Citizen Electronics Co. Ltd. (d)	41,500	$ 2,030
Commuture Corp.	136,000	1,187
COMSYS Holdings Corp.	976,000	8,387
Create SD Co. Ltd.	23,200	1,228
Credit Saison Co. Ltd.	80,000	2,739
Cyber Agent Ltd. (d)	3,354	13,563
Cyber Communications, Inc. (a)(d)	3,629	11,006
Cyber Firm, Inc. (a)(d)	322	1,274
Daiso Co. Ltd. (d)	136,000	428
Daiwabo Information System Ltd. (d)	107,500	1,690
Dip Corp.	1,158	3,402
Dynic Corp. (a)	579,000	1,894
E*Trade Securities Co. Ltd. (d)	1,344	4,794
Endo Manufacturing Co. Ltd.	9,000	123
Enshu Ltd. (a)(d)	1,097,000	3,003
Faith, Inc. (d)	2,578	7,868
Fancl Corp.	56,500	2,263
Finance All Corp. (d)	2,684	3,353
First Juken Co. Ltd.	65,500	1,456
Forval Corp.	184,400	2,181
FT Communications Co. Ltd.	1,995	7,592
Fuji Seal International, Inc.	49,560	1,574
Fuji Spinning Co. Ltd. (a)	3,311,000	4,263
Fujikura Ltd.	1,421,000	6,166
Fujitsu Business Systems Ltd.	29,800	459
Fullcast Co. Ltd.	246	589
Gourmet Navigator, Inc. (a)	9	270
Heian Ceremony Service Co. Ltd.	22,000	164
Hikari Tsushin, Inc. (d)	452,000	28,926
Hogy Medical Co. (d)	30,000	1,379
Hokuto Corp. (d)	218,600	4,103
HUNET, Inc. (d)	520,000	808
I-CF, Inc. (a)	618	2,481
Ibiden Co. Ltd. (d)	477,900	10,187
Infocom Corp.	1,489	2,343
Information Planning Co. Ltd.	91	313
Intelligent Wave, Inc. (d)	1,150	2,446
Ishihara Chemical Co. Ltd. (d)	49,000	897
Itochushokuhin Co. Ltd.	10,400	414
JACCS Co. Ltd.	194,000	1,395
Japan Digital Contents, Inc. (a)	1,046	1,427
Japan Vilene Co. Ltd. (d)	196,000	1,280
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Jastec Co. Ltd.	54,500	$ 972
Jupiter Telecommunications Co.	89	71
KAGA ELECTRONICS Co. Ltd. (d)	199,200	4,142
Kagome Co. Ltd. (a)(d)	136,700	1,446
Kakaku.com, Inc. (a)	74	656
Kawasaki Heavy Industries Ltd.	1,047,000	2,027
Kennedy-Wilson Japan Co. Ltd. (d)	1,293	3,490
Kibun Food Chemifa Co. Ltd.	76,500	1,850
KK daVinci Advisors (a)(d)	2,202	5,712
Kobe Steel Ltd.	2,851,000	5,166
Koito Manufacturing Co. Ltd.	514,000	5,059
Komehyo Co. Ltd. (a)	500	10
Kura Corp. Ltd. (d)	2,142	8,744
Kuraray Co. Ltd.	252,000	2,334
Kurita Water Industries Ltd.	210,100	3,270
livedoor Co. Ltd. (a)(d)	4,750,252	14,543
Lopro Corp. (d)	144,300	1,177
LTT Bio-Pharma Co. Ltd.	112	334
Mars Engineering Corp.	96,700	3,136
Maruei Department Store Co. Ltd. (a)(d)	385,000	1,241
Maruha Group, Inc. (a)(d)	2,123,000	5,325
Matsui Securities Co. Ltd. (d)	43,700	594
Matsui Securities Co. Ltd. New (d)	87,400	1,180
Meganesuper Co. Ltd.	104,420	1,978
Misumi Group, Inc.	112,900	3,370
Mitsubishi Materials Corp.	1,179,000	2,732
Mitsui & Associates Telepark Corp.	1,112	3,288
Mitsui & Co. Ltd.	168,000	1,597
Mitsui O.S.K. Lines Ltd.	1,035,000	6,535
Mitsui Trust Holdings, Inc.	271,000	2,693
Mobilephone Telecommunications International Ltd. (d)	478	716
Nabtesco Corp.	100,000	670
NextCom K.K.	190	699
Nexus Co. Ltd.	1,367	6,089
NHK Spring Co. Ltd.	260,000	1,984
Nidec Corp.	85,800	10,090
Nidec Tosok Corp.	127,800	1,804
Nihon Chouzai Co. Ltd.	64,700	2,530
Nihon Dempa Kogyo Co. Ltd.	639,800	14,340
Nihon Micro Coating Co. Ltd. (a)	156,200	2,126
Nihon Trim Co. Ltd. (d)	103,750	6,768
Nihon Unicom Corp.	81,500	986
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Nikko Cordial Corp.	419,000	$ 1,958
Ninety-Nine Plus, Inc.	4	25
Nippon Chemi-con Corp.	1,092,000	6,207
Nippon Denwa Shisetsu	210,000	801
Nippon Electric Glass Co. Ltd.	499,000	7,957
Nippon Mining Holdings, Inc.	111,000	675
Nippon Oil Corp.	1,162,000	8,223
Nippon Seiki Co. Ltd. (d)	215,000	2,678
Nippon Suisan Kaisha Co. Ltd.	880,000	3,047
Nissin Co. Ltd.	820,680	1,855
Nissin Kogyo Co. Ltd.	519,800	18,987
Nissin Servicer Co. Ltd. (d)	1,112	1,570
Nissin Servicer Co. Ltd. New (d)	1,112	1,538
Nitta Corp.	431,100	6,344
Nitto Denko Corp.	52,500	2,869
NOK Corp.	205,000	5,367
Ogaki Kyoritsu Bank Ltd.	270,000	1,597
Opt, Inc. (a)(d)	70	1,582
Oracle Corp. Japan (d)	18,100	791
Orient Corp. (a)(d)	3,162,000	11,188
Oriental Yeast Co. Ltd. Tokio	335,000	2,476
Otaki Gas Co. Ltd. (a)	16,000	69
Otsuka Corp.	131,400	9,976
Pacific Metals Co. Ltd. (a)(d)	1,346,000	6,136
Paris Miki, Inc. (d)	87,400	2,084
Parker Corp.	51,000	487
Pigeon Corp.	262,300	4,030
Point, Inc. (a)	46,000	1,768
Pro-Ship, Inc.	1,000	26
Rakuten, Inc. (d)	2,907	2,437
Reins International, Inc.	2,259	11,914
Rohto Pharmaceutical Co. Ltd.	477,000	6,028
Sammy NetWorks Co. Ltd.	223	3,488
Sankyo Co. Ltd. (Gunma)	37,400	1,851
Sega Sammy Holdings, Inc. (a)	258,300	15,200
Seikagaku Corp. (d)	186,800	2,630
Seikagaku Corp. New (d)	104,500	1,471
Sekisui Chemical Co. Ltd.	180,000	1,305
Sekisui Plastics Co. Ltd.	258,000	960
Shin Nippon Biomedical Laboratories Ltd. (d)	25,300	632
Showa Denko KK	3,983,000	10,105
Silex Technology, Inc.	146	496
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Softbank Investment Corp.	4,705	$ 1,687
Software Research Association (SRA) (d)	54,500	1,388
Soken Chemical & Engineer Co. Ltd.	64,000	1,282
Square Enix Co. Ltd.	24,000	806
Stanley Electric Co. Ltd.	240,800	3,913
Sumisho Computer Service Corp. (d)	342,000	8,138
Sumitomo Corp.	380,000	3,226
Sumitomo Metal Mining Co. Ltd.	395,000	2,776
Sumitomo Rubber Industries Ltd.	834,000	8,129
Sun Frontier Fudousan Co. Ltd.	165	485
Sun Frontier Fudousan Co. Ltd. New	495	1,454
Suncall Corp.	71,000	376
Sunx Ltd.	73,000	1,016
Taisei Corp.	377,000	1,323
Taiyo Kagaku	89,200	1,353
Tamron Co. Ltd. (d)	44,300	1,572
Tanabe Seiyaku Co. Ltd.	143,000	1,506
Techno Medica Co. Ltd.	219	915
Teijin Ltd.	890,000	4,032
Teikoku Oil Co. Ltd.	911,000	6,551
Telewave, Inc. New (d)	798	3,501
The First Energy Service Co. Ltd.	40	1,110
Token Corp.	25,500	985
Tokuyama Corp. (d)	663,000	5,059
Tokyo Cathode Laborator Co. Ltd. (d)	95,900	1,706
Tokyo Seimitsu Co. Ltd. (d)	68,800	2,343
Tokyo Steel Manufacturing Co. Ltd. (d)	252,800	3,689
TonenGeneral Sekiyu KK (a)	138,000	1,475
Toppan Printing Co. Ltd.	178,000	1,946
Toray Industries, Inc.	1,921,000	8,574
Tosoh Corp.	1,401,000	6,587
Toyo Corp. (d)	108,100	1,301
Toyo Ink Manufacturing Co. Ltd.	3,392,000	13,555
Toyo Machinery & Metal Co. Ltd.	118,900	839
Toyo Suisan Kaisha Ltd.	100,000	1,573
Trancom Co. Ltd.	159,600	3,471
Trend Micro, Inc.	42,500	1,561
Uniden Corp.	537,000	10,807
Usen Corp. (a)(d)	571,080	16,503
USS Co. Ltd.	75,050	5,962
Warabeya Nichiyo Co. Ltd.	135,300	2,794
Works Applications Co. Ltd. (a)(d)	539	576
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Works Applications Co. Ltd. New (a)	1,078	$ 1,131
Yachiyo Industry Co. Ltd.	46,000	610
Yamaichi Electronics Co. Ltd.	237,900	3,108
Yasuragi Co. Ltd. (a)	62,600	2,096
Yoshimoto Kogyo Co. Ltd. (d)	138,000	2,336
Zakkaya Bulldog Co. Ltd.	31,400	737
TOTAL JAPAN		669,318
Korea (South) - 0.1%
SKC Co. Ltd. (a)	353,470	2,836
Luxembourg - 1.4%
Gaming VC Holdings SA	813,700	11,953
Stolt-Nielsen SA (d)	572,390	19,455
TOTAL LUXEMBOURG		31,408
Netherlands - 0.4%
Axalto Holding NV	98,800	2,867
Completel Europe NV (a)	142,139	6,373
TOTAL NETHERLANDS		9,240
New Zealand - 0.7%
Fisher & Paykel Healthcare Corp.	2,225,596	4,912
Pumpkin Patch Ltd.	2,697,236	5,125
Sky City Entertainment Group Ltd.	1,663,489	5,373
TOTAL NEW ZEALAND		15,410
Norway - 2.2%
ABG Sundal Collier ASA (d)	2,452,000	2,263
Camillo Eitzen & Co. ASA	257,400	2,882
Catch Communications ASA	633,000	1,509
Expert ASA (d)	114,800	1,175
Kongsberg Gruppen ASA (a)(d)	160,900	2,496
Mamut ASA	1,762,100	2,706
Nordic VLSI ASA (a)(d)	272,400	2,277
Norman ASA (a)	65,300	663
Norsk Hydro ASA (d)	75,960	5,956
Odfjell ASA (A Shares)	27,700	1,037
P4 Radio Hele Norge ASA (a)(d)	141,400	464
Petroleum Geo-Services ASA (a)	38,750	2,355
Profdoc ASA (a)	113,200	1,485
Schibsted ASA (B Shares)	54,100	1,298
Solstad Offshore ASA	114,000	1,272
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Norway - continued
Statoil ASA	275,500	$ 4,891
Stepstone ASA (a)(e)	4,710,000	4,294
TANDBERG ASA	436,200	4,483
TANDBERG Television ASA (a)	483,000	4,944
TOTAL NORWAY		48,450
Poland - 1.0%
Pfleiderer Grajewo SA	55,100	3,144
Polski Koncern Naftowy Orlen SA unit	577,200	16,133
Powszechna Kasa Oszczednosci Bank SA	103,000	779
TVN SA	154,400	2,040
TOTAL POLAND		22,096
Portugal - 0.6%
Impresa SGPS (a)	984,753	7,052
Media Capital SGPS SA	880,576	6,226
TOTAL PORTUGAL		13,278
Russia - 1.4%
Mobile TeleSystems OJSC:
GDR (Reg. S)	74,000	2,505
sponsored ADR	163,100	5,480
Sibirtelecom Open Joint Stock Co. ADR (a)	104,700	4,765
Sistema Jsfc sponsored GDR	479,100	7,426
Uralsvyazinform ADR	614,100	4,329
VolgaTelecom sponsored ADR	1,000,400	6,803
TOTAL RUSSIA		31,308
Singapore - 1.4%
Accord Customer Care Solutions Ltd. (a)	23,261,000	3,408
ComfortDelgro Corp. Ltd.	4,856,000	5,158
HTL International Holdings Ltd.	1,422,500	1,033
Hyflux Ltd.	3,079,000	6,391
SIA Engineering Co. Ltd.	3,791,000	5,300
Singapore Exchange Ltd.	2,698,000	3,063
Singapore Petroleum Co. Ltd. (d)	1,501,000	3,775
Venture Corp. Ltd.	228,000	1,935
TOTAL SINGAPORE		30,063
South Africa - 3.3%
Aflease Gold & Uranium Resources Ltd. (a)	980,000	587
African Bank Investments Ltd.	4,233,951	11,263
Common Stocks - continued
	Shares	Value (Note 1) (000s)
South Africa - continued
Discovery Holdings Ltd. (a)	2,751,919	$ 9,038
JD Group Ltd.	239,400	2,457
MTN Group Ltd.	1,667,102	11,798
Nedcor Ltd.	509,200	6,271
Steinhoff International Holdings Ltd.	13,516,732	28,632
Wilson Bayly Holmes-Ovcon Ltd.	446,856	1,944
TOTAL SOUTH AFRICA		71,990
Spain - 0.3%
Antena 3 Television SA	274,232	5,524
Construcciones y Auxiliar de Ferrocarriles	9,500	994
TOTAL SPAIN		6,518
Sweden - 1.6%
Consafe Offshore AB (a)(f)	900,000	9,069
Eniro AB	153,028	1,748
Gambro AB (A Shares)	486,000	6,599
Hexagon AB (B Shares) (d)	71,043	3,753
Intrum Justitia AB (a)	375,200	2,720
Intrum Justitia AB rights 5/26/05 (a)	375,200	145
Mekonomen AB	68,000	1,524
Modern Times Group AB (MTG) (B Shares) (a)	105,200	3,258
Observer AB (d)	1,168,780	4,794
VBG AB (B Shares)	6,710	126
TOTAL SWEDEN		33,736
Switzerland - 0.9%
Actelion Ltd. (Reg.) (a)	18,108	1,950
Amazys Holding AG	54,100	3,428
Barry Callebaut AG	2,861	737
Bucher Holding AG (Bearer) (d)	13,394	4,469
Escor Casino & Entertainment SA	19,770	568
Micronas Semiconductor Holding AG (a)	15,752	573
Mobilezone Holding AG	462,199	1,874
Roche Holding AG (participation certificate)	30,328	3,679
Sulzer AG (Reg.)	4,024	1,642
Swissquote Group Holding SA (a)	18,811	1,603
TOTAL SWITZERLAND		20,523
Taiwan - 0.1%
Merry Electronics Co. Ltd.	584,568	1,325
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Thailand - 0.1%
Bumrungrad Hospital PCL (For. Reg.) (a)	2,330,500	$ 1,022
Turkey - 1.3%
Alarko Gayrimenkul Yatirim Ortakligi AS (a)	49,000	887
Atakule Gayrimenkul Yatirim Ortakligi AS	1,033,000	505
Dogan Gazetecilik AS (a)	3,601,955	6,005
Dogan Sirketler Grubu Holding AS	329,500	701
Dogan Yayin Holding AS	661,022	1,587
Efes Sinai Yatirim Holding AS Class B (a)	329,100	1,525
Enka Insaat ve Sanayi AS	320,300	4,765
Is Gayrimenkul Yatirim Ortakligi AS	1,147,700	1,353
Tupras-Turkiye Petrol Rafinerileri AS	602,600	7,579
Turkiye Sinai Kalkinma Bankasi AS	608,300	1,250
Yapi ve Kredi Bankasi AS (a)	515,000	1,880
TOTAL TURKEY		28,037
United Kingdom - 16.3%
3DM Worldwide PLC (a)	1,335,000	1,685
Accuma Group PLC	335,366	578
Advanced Technology (UK) PLC (a)(e)	7,355,000	372
AeroBox PLC (a)	5,694,657	933
Afren PLC (e)	11,650,000	10,885
African Copper PLC	1,742,884	1,461
Air Partner PLC	45,000	508
Alba PLC	520,600	5,160
Alliance Pharma PLC (a)(e)	9,959,500	2,542
Amlin PLC	157,014	510
Andor Technology Ltd.	444,444	955
Appian Technology PLC (a)	1,916,178	221
Appian Technology PLC warrants 2/28/08 (a)	479,045	0
Asia Energy PLC	1,759,851	21,020
Atrium Underwriting PLC	257,060	1,028
Axis Shield PLC (a)	404,865	2,047
BETonSPORTS PLC	2,792,421	5,622
BG Group PLC	441,600	3,448
BHP Billiton PLC	193,400	2,381
Bioprogress PLC (a)	5,098,442	3,585
Blacks Leisure Group PLC	166,743	1,426
Body Shop International PLC	800,000	3,005
BowLeven PLC	786,100	5,528
Caffe Nero Group PLC (a)	282,978	935
Cambrian Mining PLC (a)(e)	4,795,000	13,302
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United Kingdom - continued
Cambrian Mining PLC warrants 1/25/06 (a)	350,000	$ 0
Cardpoint PLC (a)	345,300	808
Carphone Warehouse Group PLC	542,849	1,543
Central African Mining & Exploration Co. PLC (a)	12,122,700	2,569
Centurion Electronics PLC (e)	1,751,839	1,029
Ceres Power Holding PLC	514,200	951
Chaucer Holdings PLC	2,408,400	2,598
Clapham House Group PLC (a)	407,450	1,095
Cobra Biomanufacturing PLC (a)	818,400	891
Corac Group PLC (a)(e)	4,849,104	3,363
Corin Group PLC	1,122,914	7,669
CSS Stellar PLC (a)	623,908	571
CustomVis PLC (a)	375,215	65
Daniel Stewart Securities PLC (a)	4,229,000	1,018
Domino's Pizza UK & IRL PLC	344,636	1,809
Dream Direct Group PLC (a)	145,000	264
Eclipse Energy Co. Ltd. (f)	102,000	1,474
Entertainment Rights PLC (a)	4,002,089	1,638
Europa Oil & Gas Holdings PLC	1,000,000	607
Europa Oil & Gas Holdings PLC warrants 11/11/07 (a)	500,000	94
European Diamonds PLC (a)	499,300	399
Faroe Petroleum PLC (a)	1,288,906	2,769
Firestone Diamonds PLC (a)	687,000	1,721
Flomerics Group PLC	449,658	606
Freeport PLC	256,276	1,997
Future PLC	1,717,169	2,564
Gaming Corp. PLC (a)	9,702,913	2,617
GMA Resources PLC (a)(e)	7,119,274	1,954
Goals Soccer Centres PLC	827,000	1,840
Golden Prospect PLC (a)	5,270,000	3,680
Goldshield Group PLC	575,700	3,089
GTL Resources PLC (a)	13,669,072	527
Hardide Ltd. (e)	12,401,000	2,449
Healthcare Enterprise Group PLC (a)	5,576,663	9,347
Highbury House Communications PLC	713,914	40
Hornby PLC	260,040	989
Hunting PLC	403,100	1,852
Hydrodec Group PLC	6,231,100	2,371
Icap PLC	221,650	1,121
Ideal Shopping Direct PLC	373,686	1,789
Imperial College Innovations Ltd.	19,300	2,974
Inchcape PLC	30,122	1,028
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United Kingdom - continued
Intertek Group PLC	116,310	$ 1,701
ITE Group PLC	4,688,828	8,423
ITM Power PLC	2,082,900	3,170
Jubilee Platinum PLC (a)(e)	5,031,443	3,683
Kesa Electricals PLC	556,201	2,837
Lambert Howarth Group PLC (e)	1,320,284	7,020
Landround PLC	74,400	430
Lastminute.com PLC (a)	1,749,526	3,598
Lawrence PLC	1,073,124	7,101
London Clubs International PLC (a)	1,172,500	2,857
LTG Technologies PLC (a)	11,517,168	2,607
Manpower Software PLC (a)	258,824	121
Medical Solutions PLC (a)	6,228,956	735
Meridian Petroleum PLC	2,747,000	635
Metal Bulletin PLC	820,688	3,771
Mice Group PLC	1,800,000	1,266
Mice Group PLC (RFD) (a)	2,632,324	1,927
Microgen PLC (a)	289,948	433
N Brown Group PLC	439,410	923
NDS Group PLC sponsored ADR (a)	105,154	3,288
NETeller PLC	343,200	3,250
NeuTec Pharma PLC (a)	235,000	2,581
Ocean Wilsons Holdings Ltd.	205,311	1,137
Oil Quest Resources PLC (a)(e)	2,362,285	796
Oystertec PLC (a)	7,009,687	2,971
P&MM Group PLC (e)	2,035,000	2,823
Peacock Group PLC	835,318	3,806
Phytopharm PLC (a)	885,600	2,286
Pilat Media Global PLC (a)(e)	2,880,000	2,164
Platinum Mining Corp. of India PLC (e)	10,420,500	4,166
PlusNet Technologies Ltd.	1,312,355	4,260
Premier Oil PLC (a)	159,291	1,685
Primary Health Properties PLC	80,000	443
Proteome Sciences PLC (a)	1,339,442	1,897
Psion PLC	2,900,000	3,352
QA PLC (a)	13,554,656	816
Rambler Metals & Mining PLC	1,100,000	1,271
Regal Petroleum PLC (a)	137,516	831
Rheochem PLC (e)	8,728,300	2,943
Rheochem PLC warrants 12/21/07 (a)	4,364,150	0
Royalblue Group PLC	45,073	480
Sanctuary Group PLC	3,046,215	2,362
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United Kingdom - continued
Scapa Group PLC	3,660,400	$ 2,045
SDL PLC (a)	1,450,000	3,366
Sibir Energy PLC (a)	116,280	467
Sinclair Pharma PLC (a)	1,786,758	4,096
SkyePharma PLC (a)	124,100	131
Sondex PLC	260,100	1,168
Spark Networks PLC unit (a)	823,933	7,358
Spice Holdings PLC	1,362,100	4,828
Sportingbet PLC (a)	345,100	1,895
Sterling Energy PLC (a)	3,105,300	1,017
SubSea Resources PLC (e)	8,644,100	4,829
SubSea Resources PLC warrants 11/4/09 (a)	1,805,625	530
Synergy Healthcare PLC	314,553	2,303
Taghmen Energy PLC (a)(e)	2,578,673	3,005
Taghmen Energy PLC warrants 7/30/06 (a)	2,279,573	708
Tanfield Group PLC (a)(e)	7,300,000	2,988
Teesland PLC (a)	1,380,000	1,755
Tikit Group PLC (e)	822,761	2,766
UK Coal PLC	1,087,069	2,565
ukbetting PLC (a)	2,517,419	2,134
Unibet Group PLC unit	175,964	19,462
Urbium PLC	141,255	1,701
Whatman PLC	514,900	2,383
White Nile Ltd. (a)	100,000	267
William Hill PLC	333,186	3,456
William Ransom & Son PLC (e)	2,684,500	2,379
Windsor PLC	700,000	789
Wolfson Microelectronics PLC (a)	685,250	1,848
XN Checkout Holdings PLC	320,000	1,344
ZincOx Resources PLC (a)	970,000	2,420
TOTAL UNITED KINGDOM		355,765
United States of America - 2.1%
121Media, Inc. (e)	460,705	2,188
Central European Distribution Corp. (a)(d)	64,800	2,405
Chindex International, Inc. (a)	138,900	822
Frontera Resources Corp.	2,300,000	6,314
Frontier Mining Ltd. (e)	5,315,691	3,379
Frontier Mining Ltd. (e)	800,000	509
Gatekeeper Systems LLC	448,750	428
Golden Telecom, Inc. (d)	88,900	2,382
Marathon Oil Corp.	39,900	1,858
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United States of America - continued
NTL, Inc. (a)	49,300	$ 3,154
Private Media Group, Inc. (a)(d)	283,400	847
ResMed, Inc. CHESS Depositary Interests (a)	642,463	3,959
Solar Integrated Technologies, Inc.	1,160,973	3,523
Trico Marine Services, Inc. (a)	67,200	1,331
UTEK Corp. (Reg. S)	43,442	559
Valero Energy Corp.	41,400	2,837
XL TechGroup, Inc.	1,442,680	8,824
TOTAL UNITED STATES OF AMERICA		45,319
TOTAL COMMON STOCKS (Cost $1,758,227)		2,087,109
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.4%
Fresenius AG	57,705	6,786
Fresenius Medical Care AG	48,666	2,816
TOTAL GERMANY		9,602
Italy - 0.3%
Buzzi Unicem Spa (Risp)	483,900	5,353
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $9,863)		14,955
Investment Companies - 0.1%

United Kingdom - 0.1%
Black Sea Property Fund Ltd. (a) (Cost $1,920)	5,000,000	1,999
Money Market Funds - 11.7%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 2.84% (b)	60,270,507	$ 60,271
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	194,209,915	194,210
TOTAL MONEY MARKET FUNDS (Cost $254,481)		254,481
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $2,024,491)		2,358,544
NET OTHER ASSETS - (8.3)%		(181,599)
NET ASSETS - 100%		$ 2,176,945
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,543,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Consafe Offshore AB	2/22/05	$ 7,218
Eclipse Energy Co. Ltd.	4/28/05	$ 1,459
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
121Media, Inc.	$ -	$ 2,195	$ -	$ -	$ 2,188
Advanced Technology (UK) PLC	558	-	-	-	372
Afren PLC	-	2,307	328	-	10,885
Alliance Pharma PLC	1,812	835	-	-	2,542
Aztec Resources Ltd.	-	4,297	-	-	5,112
Cambrian Mining PLC	-	15,046	-	-	13,302
Centurion Electronics PLC	-	1,979	-	15	1,029
Corac Group PLC	2,460	92	-	-	3,363
Frontier Mining Ltd.	1,443	391	-	-	3,379
Frontier Mining Ltd.	-	383	-	-	509
GMA Resources PLC	1,955	162	-	-	1,954
Hardide Ltd.	919	992	-	-	2,449
HudBay Minerals, Inc. (formerly Ontzinc Corp.)	1,841	-	1,328	-	-
Jubilee Platinum PLC	1,823	728	-	-	3,683
Lambert Howarth Group PLC	6,551	-	-	276	7,020
Leadcom Integrated Solutions	-	3,139	-	-	3,330
Oil Quest Resources PLC	167	874	-	-	796
P&MM Group PLC	2,300	-	-	-	2,823
Pilat Media Global PLC	2,196	-	-	-	2,164
Platinum Mining Corp. of India PLC	-	4,409	-	-	4,166
Rheochem PLC	-	2,692	-	-	2,943
Starfield Resources, Inc.	-	4,654	-	-	4,988
Stepstone ASA	-	5,430	-	-	4,294
SubSea Resources PLC	2,654	560	-	-	4,829
Sylvania Resources Ltd.	-	1,551	-	-	1,489
Taghmen Energy PLC	1,482	376	-	-	3,005
Tanfield Group PLC	-	2,429	-	-	2,988
Teleunit Spa	2,572	1,019	-	-	3,868
Tikit Group PLC	2,155	-	-	22	2,766
William Ransom & Son PLC	2,393	-	-	26	2,379
Total	$ 35,281	$ 56,540	$ 1,656	$ 339	$ 104,615

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $183,028) (cost $2,024,491) - See accompanying schedule		$ 2,358,544
Cash		347
Foreign currency held at value (cost $5,486)		5,521
Receivable for investments sold		10,576
Receivable for fund shares sold		11,376
Dividends receivable		5,150
Interest receivable		141
Prepaid expenses		4
Receivable from investment adviser for expense reductions		4
Other affiliated receivables		44
Other receivables		455
Total assets		2,392,162

Liabilities
Payable for investments purchased	$ 13,358
Payable for fund shares redeemed	5,055
Accrued management fee	1,705
Distribution fees payable	47
Other affiliated payables	451
Other payables and accrued expenses	391
Collateral on securities loaned, at value	194,210
Total liabilities		215,217

Net Assets		$ 2,176,945
Net Assets consist of:
Paid in capital		$ 1,781,146
Undistributed net investment income		3,176
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		58,604
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		334,019
Net Assets		$ 2,176,945

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($28,431 ÷ 1,171 shares)	$ 24.27

Maximum offering price per share (100/94.25 of $24.27)	$ 25.75
Class T: Net Asset Value and redemption price per share ($36,225 ÷ 1,497 shares)	$ 24.19

Maximum offering price per share (100/96.50 of $24.19)	$ 25.07
Class B: Net Asset Value and offering price per share ($12,926 ÷ 540 shares)A	$ 23.94

Class C: Net Asset Value and offering price per share ($21,271 ÷ 886 shares)A	$ 24.01

International Small Cap: Net Asset Value, offering price and redemption price per share ($2,071,652 ÷ 84,914 shares)	$ 24.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,440 ÷ 264 shares)	$ 24.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends (including $339 received from affiliated issuers)		$ 12,881
Interest		1,135
Security lending		940
		14,956
Less foreign taxes withheld		(866)
Total income		14,090

Expenses
Management fee Basic fee	$ 7,464
Performance adjustment	655
Transfer agent fees	1,845
Distribution fees	207
Accounting and security lending fees	414
Independent trustees' compensation	4
Custodian fees and expenses	461
Registration fees	224
Audit	27
Legal	7
Miscellaneous	6
Total expenses before reductions	11,314
Expense reductions	(266)	11,048
Net investment income (loss)		3,042
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $2) (Including realized gain (loss) of $(131) from affiliated issuers)	62,180
Foreign currency transactions	(136)
Total net realized gain (loss)		62,044
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $135)	156,454
Assets and liabilities in foreign currencies	92
Total change in net unrealized appreciation (depreciation)		156,546
Net gain (loss)		218,590
Net increase (decrease) in net assets resulting from operations		$ 221,632

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,042	$ 4,864
Net realized gain (loss)	62,044	55,700
Change in net unrealized appreciation (depreciation)	156,546	104,988
Net increase (decrease) in net assets resulting from operations	221,632	165,552
Distributions to shareholders from net investment income	(3,406)	(741)
Distributions to shareholders from net realized gain	(45,235)	(11,573)
Total distributions	(48,641)	(12,314)
Share transactions - net increase (decrease)	867,170	422,160
Redemption fees	747	1,900
Total increase (decrease) in net assets	1,040,908	577,298

Net Assets
Beginning of period	1,136,037	558,739
End of period (including undistributed net investment income of $3,176 and undistributed net investment income of $5,018, respectively)	$ 2,176,945	$ 1,136,037

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.25	$ 17.69	$ 12.35
Income from Investment Operations
Net investment income (loss) E	- I	.02	.02 F
Net realized and unrealized gain (loss)	3.80	3.83	5.30
Total from investment operations	3.80	3.85	5.32
Distributions from net investment income	(.02)	(.02)	-
Distributions from net realized gain	(.77)	(.31)	-
Total distributions	(.79)	(.33)	-
Redemption fees added to paid in capital E	.01	.04	.02
Net asset value, end of period	$ 24.27	$ 21.25	$ 17.71
Total Return B, C, D	18.36%	22.36%	43.24%
Ratios to Average Net Assets H
Expenses before expense reductions	1.68% A	1.71%	1.77% A
Expenses net of voluntary waivers, if any	1.66% A	1.71%	1.77% A
Expenses net of all reductions	1.63% A	1.69%	1.74% A
Net investment income (loss)	.02% A	.09%	.28% A
Supplemental Data
Net assets, end of period (in millions)	$ 28	$ 13	$ 5
Portfolio turnover rate	45% A	77%	84% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.20	$ 17.68	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.03)	(.03)	- F, I
Net realized and unrealized gain (loss)	3.77	3.83	5.31
Total from investment operations	3.74	3.80	5.31
Distributions from net investment income	-	(.01)	-
Distributions from net realized gain	(.76)	(.31)	-
Total distributions	(.76)	(.32)	-
Redemption fees added to paid in capital E	.01	.04	.02
Net asset value, end of period	$ 24.19	$ 21.20	$ 17.65
Total Return B, C, D	18.10%	22.07%	43.16%
Ratios to Average Net Assets H
Expenses before expense reductions	1.95% A	1.94%	2.12% A
Expenses net of voluntary waivers, if any	1.92% A	1.94%	2.12% A
Expenses net of all reductions	1.89% A	1.92%	2.09% A
Net investment income (loss)	(.24)% A	(.14)%	(.07)%A
Supplemental Data
Net assets, end of period (in millions)	$ 36	$ 15	$ 4
Portfolio turnover rate	45% A	77%	84% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 20.99	$ 17.62	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.09)	(.16)	(.05) F
Net realized and unrealized gain (loss)	3.74	3.80	5.30
Total from investment operations	3.65	3.64	5.25
Distributions from net realized gain	(.71)	(.31)	-
Redemption fees added to paid in capital E	.01	.04	.02
Net asset value, end of period	$ 23.94	$ 20.99	$ 17.52
Total Return B, C, D	17.81%	21.21%	42.67%
Ratios to Average Net Assets H
Expenses before expense reductions	2.53% A	2.63%	2.76% A
Expenses net of voluntary waivers, if any	2.45% A	2.63%	2.76% A
Expenses net of all reductions	2.42% A	2.60%	2.73% A
Net investment income (loss)	(.77)% A	(.83)%	(.71)% A
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 5	$ 1
Portfolio turnover rate	45% A	77%	84% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.04	$ 17.64	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.09)	(.12)	(.04) F
Net realized and unrealized gain (loss)	3.77	3.80	5.31
Total from investment operations	3.68	3.68	5.27
Distributions from net investment income	-	(.01)	-
Distributions from net realized gain	(.72)	(.31)	-
Total distributions	(.72)	(.32)	-
Redemption fees added to paid in capital E	.01	.04	.02
Net asset value, end of period	$ 24.01	$ 21.04	$ 17.73
Total Return B, C, D	17.92%	21.43%	42.83%
Ratios to Average Net Assets H
Expenses before expense reductions	2.42% A	2.43%	2.57% A
Expenses net of voluntary waivers, if any	2.40% A	2.43%	2.57% A
Expenses net of all reductions	2.37% A	2.40%	2.55% A
Net investment income (loss)	(.73)% A	(.62)%	(.52)% A
Supplemental Data
Net assets, end of period (in millions)	$ 21	$ 9	$ 1
Portfolio turnover rate	45% A	77%	84% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 21.36	$ 17.71	$ 9.87	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.10	.07 E	(.01)
Net realized and unrealized gain (loss)	3.81	3.84	7.75	(.12)
Total from investment operations	3.86	3.94	7.82	(.13)
Distributions from net investment income	(.06)	(.02)	-	-
Distributions from net realized gain	(.77)	(.31)	(.02)	-
Total distributions	(.83)	(.33)	(.02)	-
Redemption fees added to paid in capital D	.01	.04	.04	- H
Net asset value, end of period	$ 24.40	$ 21.36	$ 17.71	$ 9.87
Total Return B, C	18.57%	22.84%	79.78%	(1.30)%
Ratios to Average Net Asset s G
Expenses before expense reductions	1.29% A	1.30%	1.54%	13.70% A
Expenses net of voluntary waivers, if any	1.29% A	1.30%	1.54%	1.80% A
Expenses net of all reductions	1.26% A	1.28%	1.51%	1.80% A
Net investment income (loss)	.38% A	.50%	.46%	(.56)% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,072	$ 1,091	$ 547	$ 3
Portfolio turnover rate	45% A	77%	84%	85% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.03 per share.

F For the period September 18, 2002 (commencement of operations) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 21.36	$ 17.72	$ 12.35
Income from Investment Operations
Net investment income (loss) D	.05	.10	.04 E
Net realized and unrealized gain (loss)	3.80	3.84	5.31
Total from investment operations	3.85	3.94	5.35
Distributions from net investment income	(.07)	(.03)	-
Distributions from net realized gain	(.77)	(.31)	-
Total distributions	(.84)	(.34)	-
Redemption fees added to paid in capital D	.01	.04	.02
Net asset value, end of period	$ 24.38	$ 21.36	$ 17.72
Total Return B, C	18.53%	22.84%	43.48%
Ratios to Average Net Assets G
Expenses before expense reductions	1.30% A	1.32%	1.51% A
Expenses net of voluntary waivers, if any	1.30% A	1.32%	1.51% A
Expenses net of all reductions	1.27% A	1.29%	1.48% A
Net investment income (loss)	.38% A	.49%	.54% A
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 3	$ .4
Portfolio turnover rate	45% A	77%	84% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.01 per share.

F For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity International Small Cap Fund (the fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on May 5, 2005, the fund was closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, International Small Cap (the original class), and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of

Semiannual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 432,863
Unrealized depreciation	(100,310)
Net unrealized appreciation (depreciation)	$ 332,553
Cost for federal income tax purposes	$ 2,025,991

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

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3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,153,046 and $365,197, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .95% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 26	$ -
Class T	.25%	.25%	63	1
Class B	.75%	.25%	46	34
Class C	.75%	.25%	72	35
			$ 207	$ 70

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 44
Class T	13
Class B*	7
Class C*	5
$ 69

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for International Small Cap. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for International Small Cap shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 36	.35 *
Class T	46	.37 *
Class B	20	.45 *
Class C	25	.34 *
International Small Cap	1,713	.21 *
Institutional Class	5	.22 *
	$ 1,845

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $898 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	2.05%-1.65%*	$ 2
Class T	2.30%-1.90% *	5
Class B	2.80%-2.40% *	4
Class C	2.80%-2.40% *	1
		$ 12

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $248 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Small Cap	$ 3

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ 14	$ 3
Class T	-	3
Class C	-	2
International Small Cap	3,381	732
Institutional Class	11	1
Total	$ 3,406	$ 741
From net realized gain
Class A	$ 542	$ 50
Class T	602	92
Class B	221	28
Class C	359	42
International Small Cap	43,388	11,351
Institutional Class	123	10
Total	$ 45,235	$ 11,573

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	613	655	$ 14,732	$ 12,873
Reinvestment of distributions	20	3	427	47
Shares redeemed	(87)	(313)	(2,081)	(5,811)
Net increase (decrease)	546	345	$ 13,078	$ 7,109
Class T
Shares sold	922	729	$ 21,956	$ 14,389
Reinvestment of distributions	24	5	531	85
Shares redeemed	(163)	(246)	(3,872)	(4,796)
Net increase (decrease)	783	488	$ 18,615	$ 9,678
Class B
Shares sold	348	254	$ 8,209	$ 4,981
Reinvestment of distributions	9	1	199	26
Shares redeemed	(58)	(72)	(1,377)	(1,405)
Net increase (decrease)	299	183	$ 7,031	$ 3,602
Class C
Shares sold	520	413	$ 12,333	$ 8,031
Reinvestment of distributions	13	2	272	40
Shares redeemed	(59)	(81)	(1,386)	(1,590)
Net increase (decrease)	474	334	$ 11,219	$ 6,481
International Small Cap
Shares sold	40,910	48,248	$ 987,776	$ 942,555
Reinvestment of distributions	2,008	632	43,867	11,253
Shares redeemed	(9,095)	(28,670)	(217,865)	(560,464)
Net increase (decrease)	33,823	20,210	$ 813,778	$ 393,344
Institutional Class
Shares sold	193	181	$ 4,607	$ 3,602
Reinvestment of distributions	3	-	59	5
Shares redeemed	(52)	(84)	(1,217)	(1,661)
Net increase (decrease)	144	97	$ 3,449	$ 1,946

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank

Pittsburgh, PA

AISC-USAN-0605
1.800643.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

International Small Cap

Fund - Institutional Class

Semiannual Report

April 30, 2005

Institutional Class is a class of
Fidelity® International Small Cap Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,183.60	$ 8.93
HypotheticalA	$ 1,000.00	$ 1,016.61	$ 8.25
Class T
Actual	$ 1,000.00	$ 1,181.00	$ 10.27
HypotheticalA	$ 1,000.00	$ 1,015.37	$ 9.49
Class B
Actual	$ 1,000.00	$ 1,178.10	$ 12.96
HypotheticalA	$ 1,000.00	$ 1,012.89	$ 11.98
Class C
Actual	$ 1,000.00	$ 1,179.20	$ 12.97
HypotheticalA	$ 1,000.00	$ 1,012.89	$ 11.98
International Small Cap
Actual	$ 1,000.00	$ 1,185.70	$ 6.99
HypotheticalA	$ 1,000.00	$ 1,018.40	$ 6.46
Institutional Class
Actual	$ 1,000.00	$ 1,185.30	$ 7.04
HypotheticalA	$ 1,000.00	$ 1,018.35	$ 6.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.65%
Class T	1.90%
Class B	2.40%
Class C	2.40%
International Small Cap	1.29%
Institutional Class	1.30%

Semiannual Report

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2005
Japan 30.8%
United Kingdom 16.4%
Australia 7.7%
United States of America 5.5%
Germany 5.2%
South Africa 3.3%
Norway 2.2%
Egypt 2.0%
France 1.9%
Other 25.0%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2004
Japan 27.7%
United Kingdom 16.1%
Australia 9.2%
Germany 7.7%
United States of America 5.2%
South Africa 3.0%
Norway 2.9%
Greece 2.6%
Italy 2.4%
Other 23.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	96.6	96.6
Short-Term Investments and Net Other Assets	3.4	3.4
Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Orascom Telecom SAE GDR (Egypt, Wireless Telecommunication Services)	2.0	1.4
Hikari Tsushin, Inc. (Japan, Specialty Retail)	1.3	1.5
Steinhoff International Holdings Ltd. (South Africa, Household Durables)	1.3	1.8
Pfleiderer AG (Germany, Building Products)	1.3	1.3
K&S AG (Germany, Chemicals)	1.1	1.5
United Group Ltd. (Australia, Construction & Engineering)	1.0	1.5
Asia Energy PLC (United Kingdom, Metals & Mining)	1.0	0.4
Unibet Group PLC unit (United Kingdom, Hotels, Restaurants & Leisure)	0.9	0.1
Stolt-Nielsen SA (Luxembourg, Marine)	0.9	1.1
Nissin Kogyo Co. Ltd. (Japan, Auto Components)	0.9	1.0
	11.7
Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.5	22.7
Industrials	14.9	13.9
Materials	14.1	14.5
Information Technology	13.0	13.3
Financials	9.8	10.8
Energy	7.8	6.6
Health Care	6.4	7.7
Telecommunication Services	4.8	3.9
Consumer Staples	2.9	2.8
Utilities	0.3	0.4

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (Note 1) (000s)
Australia - 7.7%
ABC Learning Centres Ltd.	2,914,600	$ 12,565
Australian Stock Exchange Ltd. (d)	720,039	11,202
Aztec Resources Ltd. (a)(e)	26,181,630	5,112
BlueScope Steel Ltd.	2,519,309	14,993
Bradken Ltd.	2,202,829	3,871
Centamin Egypt Ltd. (a)	7,820,178	2,034
Centennial Coal Co. Ltd.	4,141,388	14,393
Corporate Express Australia Ltd.	2,106,469	9,838
CSR Ltd.	2,534,600	4,711
DCA Group Ltd. (d)	3,404,900	8,696
Dwyka Diamonds Ltd. (a)	5,954,853	4,273
Elkedra Diamonds NL (a)	3,000,000	665
Elkedra Diamonds NL warrants 8/31/07 (a)	3,000,000	195
Fox Resources Ltd. (a)	2,102,336	706
Fox Resources Ltd. warrants 6/30/07 (a)	342,636	20
Hardman Resources Ltd.: (Australia) (a)	915,681	1,237
(United Kingdom) (a)	480,653	671
JB Hi-Fi Ltd.	2,194,393	5,570
Novera Energy Ltd. (a)	4,283,000	1,155
Patrick Corp. Ltd.	914,738	3,886
Promina Group Ltd.	914,490	3,643
QBE Insurance Group Ltd.	1,261,023	14,674
Roc Oil Co. Ltd. (a)	7,920,792	11,368
Sphere Investments Ltd. (a)	4,317,317	2,360
Stockland unit	12,301	56
Sylvania Resources Ltd. (a)(e)	4,145,679	1,489
United Group Ltd. (d)	3,457,721	22,279
Virotec International Ltd.:
(Australia) (a)	1,852,832	847
(United Kingdom) (a)	4,185,500	2,137
Westpac Banking Corp.	217,442	3,303
TOTAL AUSTRALIA		167,949
Belgium - 0.7%
Euronav NV	57,000	1,940
Melexis NV	93,199	1,133
Omega Pharma SA	84,500	4,612
Recticel SA (d)	577,444	5,373
Roularta Media Group NV	37,576	2,442
TOTAL BELGIUM		15,500
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Bermuda - 0.2%
Jinhui Shipping & Transportation Ltd. (d)	512,000	$ 2,056
Ship Finance International Ltd. (NY Shares)	10,188	189
Tanzanite One Ltd.	1,749,701	2,882
TOTAL BERMUDA		5,127
Brazil - 0.5%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.) (d)	171,400	5,296
Petroleo Brasileiro SA Petrobras sponsored ADR	108,000	4,528
TOTAL BRAZIL		9,824
British Virgin Islands - 0.0%
Albidon Ltd. unit (a)	1,000,000	530
Canada - 1.6%
Adastra Minerals, Inc. (a)	893,900	1,292
Altius Minerals Corp. (a)	200,000	566
Azure Dynamics Corp. Class A (a)	1,425,700	1,190
Bankers Petroleum Ltd. (a)	3,467,000	3,306
BDI Mining Corp. (a)	4,282,600	2,331
Brazilian Diamonds Ltd. (a)	1,300,000	548
First Quantum Minerals Ltd.	164,600	2,714
Grove Energy Ltd. (a)	3,049,240	2,027
La Mancha Resources, Inc. (a)	334,000	292
Oilexco, Inc. (a)	4,895,400	9,337
Starfield Resources, Inc. (a)(e)	10,822,531	4,988
StrataGold Corp. (a)	2,229,000	709
Uruguay Mineral Exploration, Inc. (a)	245,200	955
Western Canadian Coal Corp. (a)	666,000	2,276
Western Canadian Coal Corp. (a)	168,718	577
Western Canadian Coal Corp.:
warrants 2/9/06 (a)	84,359	0
(United Kingdom) (a)	548,286	1,880
TOTAL CANADA		34,988
Cayman Islands - 1.0%
Kingboard Chemical Holdings Ltd.	3,623,800	10,785
Kingboard Chemical Holdings Ltd. warrants 12/31/06 (a)	362,380	302
Norstar Founders Group Ltd.	30,500,000	7,082
SinoCom Software Group Ltd.	6,586,000	4,224
TOTAL CAYMAN ISLANDS		22,393
China - 0.9%
Aluminum Corp. of China Ltd. (H Shares)	10,696,000	5,763
Common Stocks - continued
	Shares	Value (Note 1) (000s)
China - continued
Bio-Treat Technology Ltd.	10,737,000	$ 4,260
Global Bio-Chem Technology Group Co. Ltd.	2,632,000	1,722
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	376,000	17
PICC Property & Casualty Co. Ltd. (H Shares) (a)	9,086,000	2,308
Tong Ren Tang Technologies Co. Ltd. (H Shares)	2,273,000	4,403
TOTAL CHINA		18,473
Czech Republic - 0.2%
Komercni Banka AS unit	84,634	3,724
Denmark - 0.0%
Coloplast AS Series B	11,900	691
Egypt - 2.0%
Orascom Telecom SAE GDR (a)	1,049,602	43,031
Finland - 1.4%
Aldata Solutions Oyj (a)(d)	2,065,976	4,377
Alma Media Corp. (a)	133,020	2,178
Capman Oyj (B Shares) (d)	496,937	1,524
Citycon Oyj	258,000	858
Inion OY	840,000	2,541
Neste Oil Oyj (a)	356,700	8,048
Nokian Tyres Ltd.	546,580	9,227
Vacon Oyj (d)	73,381	1,229
TOTAL FINLAND		29,982
France - 1.9%
Altamir et Compagnie SA (a)	6,100	1,098
bioMerieux SA	10,200	449
Boiron SA	59,800	1,710
Bongrain SA	1,900	132
BVRP Software SA (a)	144,796	3,558
Constructions Industrielles dela Mediterranee SA	11,500	1,076
Damartex SA	21,485	858
Gifi	19,700	981
Groupe Bourbon SA (d)	15,638	986
Groupe Open SA	52,500	836
Groupe Open SA warrants 10/21/06 (a)	14,809	12
Guerbet SA	4,100	470
Ipsos SA	16,003	1,643
Lagardere S.C.A. (Reg.)	29,400	2,136
Maisons France Confort	10,498	1,254
Common Stocks - continued
	Shares	Value (Note 1) (000s)
France - continued
Nexity	49,900	$ 1,925
Oeneo Group (a)(d)	86,962	133
Orpea (a)	25,207	1,050
Renault SA	42,500	3,574
Sechilienne-Sidec	8,346	2,950
Signaux Girod	10,800	983
SPIR Communication SA	8,392	1,701
Stedim SA	27,038	3,338
Tessi SA	24,066	1,454
The Lisi Group	22,500	1,579
Toupargel-Agrigel	36,850	1,523
U10 SA (d)	16,688	1,261
Vivendi Universal SA (d)	66,932	1,985
TOTAL FRANCE		40,655
Germany - 4.8%
Advanced Photonics Technologies AG (a)	48,552	95
Articon-Integralis AG (Reg.) (a)	495,185	1,705
AWD Holding AG	45,300	1,837
Bijou Brigitte Modische Accessoires AG	21,486	3,812
Deutsche Boerse AG	66,000	5,009
Deutz AG (a)(d)	1,676,400	7,734
ElringKlinger AG	9,142	682
Fielmann AG	19,100	1,312
Freenet.de AG	417,619	9,351
Fresenius AG	43,586	4,668
Gpc Biotech AG (a)(d)	49,345	512
Grenkeleasing AG (d)	32,618	1,343
Hawesko Holding AG	31,800	1,341
Hyrican Informationssysteme AG	17,925	242
K&S AG	482,300	24,565
Kontron AG (a)	154,264	1,243
Merck KGaA	48,441	3,726
Norddeutsche Affinerie AG	43,300	816
Parsytec AG (a)(d)	188,871	670
PC-Spezialist Franchise AG	150,000	1,482
Pfleiderer AG (a)	1,757,259	27,656
PSI AG (a)	228,043	1,230
Pulsion Medical Systems AG (a)	156,865	856
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Germany - continued
Rational AG	17,800	$ 2,036
United Internet AG	40,352	1,086
TOTAL GERMANY		105,009
Greece - 1.8%
Alfa-Beta Vassilopoulos SA (Reg.)	31,800	462
Autohellas SA	238,800	1,137
Babis Vovos International Technical SA	62,070	1,078
Fourlis Holdings SA (a)	252,000	2,140
Greek Organization of Football Prognostics SA	135,742	3,560
Hellenic Exchanges Holding SA	166,195	1,856
Hyatt Regency SA (Reg.)	587,282	7,103
Intralot SA (a)	91,900	2,715
Motor Oil (HELLAS) Corinth Refineries SA	227,333	3,627
Public Power Corp. of Greece	54,000	1,441
Sarantis SA (Reg.)	1,511,148	11,472
Technical Olympic SA (Reg.)	426,896	2,494
TOTAL GREECE		39,085
Hong Kong - 1.5%
ASM Pacific Technology Ltd.	1,223,000	4,973
China Insurance International Holdings Co. Ltd.	13,106,000	4,918
China Merchants Holdings International Co. Ltd.	9,066,000	17,678
China Pharmaceutical Enterprise and Investment Corp. Ltd. (a)	9,820,000	2,066
Solomon Systech Ltd.	8,094,000	2,648
TOTAL HONG KONG		32,283
Hungary - 0.3%
MOL Magyar Olay-es Gazipari RT Series A (For. Reg.)	44,200	3,624
OTP Bank Rt.	127,473	3,902
TOTAL HUNGARY		7,526
India - 1.2%
Indian Hotels Co. Ltd.	154,400	2,321
Kotak Mahindra Bank Ltd.	1,967,121	13,726
State Bank of India	697,026	10,252
TOTAL INDIA		26,299
Ireland - 0.7%
Donegal Creameries PLC	284,900	1,574
IAWS Group PLC (Ireland)	38,059	552
Independent News & Media PLC (Ireland)	659,764	2,101
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Ireland - continued
Kenmare Resources PLC (a)	9,451,900	$ 4,416
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	330
Minco PLC (a)	1,818,181	385
Minco PLC warrants 12/3/05 (a)	909,090	0
Paddy Power PLC	137,311	2,418
Petroceltic International PLC (a)	12,421,734	2,393
Trinity Biotech PLC sponsored ADR (a)	909,300	1,873
TOTAL IRELAND		16,042
Israel - 0.2%
Advanced Vision Technology Ltd. (a)	165,400	1,209
Leadcom Integrated Solutions (e)	5,160,100	3,330
Supercom Ltd. (a)	36,242	72
TOTAL ISRAEL		4,611
Italy - 1.2%
Amplifon Spa	38,350	2,524
Brembo Spa	282,800	2,213
Cassa Di Risparmio Di Firenze	2,942,982	7,611
Lottomatica Spa New (d)	249,800	8,522
Saipem Spa	79,800	1,007
Teleunit Spa (a)(e)	9,675,858	3,868
TOTAL ITALY		25,745
Japan - 30.8%
Able, Inc.	93,700	2,958
Acca Networks Co. Ltd.	18	61
Adtec Plasma Technology Co. Ltd.	32	208
Aichi Steel Corp. (d)	1,667,000	9,253
Amada Co. Ltd.	604,000	3,744
ARRK Corp.	47,800	1,869
Asahi Broadcasting Corp.	14,940	1,453
Asahi Denka Co. Ltd.	149,000	1,494
ASICS Trading Co. Ltd.	56,300	754
Axell Corp. (d)	338	1,428
Axell Corp. New (d)	338	1,389
Bando Chemical Industries Ltd. (d)	262,000	1,222
Casio Computer Co. Ltd.	350,500	4,804
Central Glass Co. Ltd.	297,000	2,042
Chiyoda Corp.	504,000	5,672
Chiyoda Integre Co. Ltd.	143,800	3,031
Chugoku Marine Paints Ltd. (d)	451,000	2,426
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Citizen Electronics Co. Ltd. (d)	41,500	$ 2,030
Commuture Corp.	136,000	1,187
COMSYS Holdings Corp.	976,000	8,387
Create SD Co. Ltd.	23,200	1,228
Credit Saison Co. Ltd.	80,000	2,739
Cyber Agent Ltd. (d)	3,354	13,563
Cyber Communications, Inc. (a)(d)	3,629	11,006
Cyber Firm, Inc. (a)(d)	322	1,274
Daiso Co. Ltd. (d)	136,000	428
Daiwabo Information System Ltd. (d)	107,500	1,690
Dip Corp.	1,158	3,402
Dynic Corp. (a)	579,000	1,894
E*Trade Securities Co. Ltd. (d)	1,344	4,794
Endo Manufacturing Co. Ltd.	9,000	123
Enshu Ltd. (a)(d)	1,097,000	3,003
Faith, Inc. (d)	2,578	7,868
Fancl Corp.	56,500	2,263
Finance All Corp. (d)	2,684	3,353
First Juken Co. Ltd.	65,500	1,456
Forval Corp.	184,400	2,181
FT Communications Co. Ltd.	1,995	7,592
Fuji Seal International, Inc.	49,560	1,574
Fuji Spinning Co. Ltd. (a)	3,311,000	4,263
Fujikura Ltd.	1,421,000	6,166
Fujitsu Business Systems Ltd.	29,800	459
Fullcast Co. Ltd.	246	589
Gourmet Navigator, Inc. (a)	9	270
Heian Ceremony Service Co. Ltd.	22,000	164
Hikari Tsushin, Inc. (d)	452,000	28,926
Hogy Medical Co. (d)	30,000	1,379
Hokuto Corp. (d)	218,600	4,103
HUNET, Inc. (d)	520,000	808
I-CF, Inc. (a)	618	2,481
Ibiden Co. Ltd. (d)	477,900	10,187
Infocom Corp.	1,489	2,343
Information Planning Co. Ltd.	91	313
Intelligent Wave, Inc. (d)	1,150	2,446
Ishihara Chemical Co. Ltd. (d)	49,000	897
Itochushokuhin Co. Ltd.	10,400	414
JACCS Co. Ltd.	194,000	1,395
Japan Digital Contents, Inc. (a)	1,046	1,427
Japan Vilene Co. Ltd. (d)	196,000	1,280
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Jastec Co. Ltd.	54,500	$ 972
Jupiter Telecommunications Co.	89	71
KAGA ELECTRONICS Co. Ltd. (d)	199,200	4,142
Kagome Co. Ltd. (a)(d)	136,700	1,446
Kakaku.com, Inc. (a)	74	656
Kawasaki Heavy Industries Ltd.	1,047,000	2,027
Kennedy-Wilson Japan Co. Ltd. (d)	1,293	3,490
Kibun Food Chemifa Co. Ltd.	76,500	1,850
KK daVinci Advisors (a)(d)	2,202	5,712
Kobe Steel Ltd.	2,851,000	5,166
Koito Manufacturing Co. Ltd.	514,000	5,059
Komehyo Co. Ltd. (a)	500	10
Kura Corp. Ltd. (d)	2,142	8,744
Kuraray Co. Ltd.	252,000	2,334
Kurita Water Industries Ltd.	210,100	3,270
livedoor Co. Ltd. (a)(d)	4,750,252	14,543
Lopro Corp. (d)	144,300	1,177
LTT Bio-Pharma Co. Ltd.	112	334
Mars Engineering Corp.	96,700	3,136
Maruei Department Store Co. Ltd. (a)(d)	385,000	1,241
Maruha Group, Inc. (a)(d)	2,123,000	5,325
Matsui Securities Co. Ltd. (d)	43,700	594
Matsui Securities Co. Ltd. New (d)	87,400	1,180
Meganesuper Co. Ltd.	104,420	1,978
Misumi Group, Inc.	112,900	3,370
Mitsubishi Materials Corp.	1,179,000	2,732
Mitsui & Associates Telepark Corp.	1,112	3,288
Mitsui & Co. Ltd.	168,000	1,597
Mitsui O.S.K. Lines Ltd.	1,035,000	6,535
Mitsui Trust Holdings, Inc.	271,000	2,693
Mobilephone Telecommunications International Ltd. (d)	478	716
Nabtesco Corp.	100,000	670
NextCom K.K.	190	699
Nexus Co. Ltd.	1,367	6,089
NHK Spring Co. Ltd.	260,000	1,984
Nidec Corp.	85,800	10,090
Nidec Tosok Corp.	127,800	1,804
Nihon Chouzai Co. Ltd.	64,700	2,530
Nihon Dempa Kogyo Co. Ltd.	639,800	14,340
Nihon Micro Coating Co. Ltd. (a)	156,200	2,126
Nihon Trim Co. Ltd. (d)	103,750	6,768
Nihon Unicom Corp.	81,500	986
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Nikko Cordial Corp.	419,000	$ 1,958
Ninety-Nine Plus, Inc.	4	25
Nippon Chemi-con Corp.	1,092,000	6,207
Nippon Denwa Shisetsu	210,000	801
Nippon Electric Glass Co. Ltd.	499,000	7,957
Nippon Mining Holdings, Inc.	111,000	675
Nippon Oil Corp.	1,162,000	8,223
Nippon Seiki Co. Ltd. (d)	215,000	2,678
Nippon Suisan Kaisha Co. Ltd.	880,000	3,047
Nissin Co. Ltd.	820,680	1,855
Nissin Kogyo Co. Ltd.	519,800	18,987
Nissin Servicer Co. Ltd. (d)	1,112	1,570
Nissin Servicer Co. Ltd. New (d)	1,112	1,538
Nitta Corp.	431,100	6,344
Nitto Denko Corp.	52,500	2,869
NOK Corp.	205,000	5,367
Ogaki Kyoritsu Bank Ltd.	270,000	1,597
Opt, Inc. (a)(d)	70	1,582
Oracle Corp. Japan (d)	18,100	791
Orient Corp. (a)(d)	3,162,000	11,188
Oriental Yeast Co. Ltd. Tokio	335,000	2,476
Otaki Gas Co. Ltd. (a)	16,000	69
Otsuka Corp.	131,400	9,976
Pacific Metals Co. Ltd. (a)(d)	1,346,000	6,136
Paris Miki, Inc. (d)	87,400	2,084
Parker Corp.	51,000	487
Pigeon Corp.	262,300	4,030
Point, Inc. (a)	46,000	1,768
Pro-Ship, Inc.	1,000	26
Rakuten, Inc. (d)	2,907	2,437
Reins International, Inc.	2,259	11,914
Rohto Pharmaceutical Co. Ltd.	477,000	6,028
Sammy NetWorks Co. Ltd.	223	3,488
Sankyo Co. Ltd. (Gunma)	37,400	1,851
Sega Sammy Holdings, Inc. (a)	258,300	15,200
Seikagaku Corp. (d)	186,800	2,630
Seikagaku Corp. New (d)	104,500	1,471
Sekisui Chemical Co. Ltd.	180,000	1,305
Sekisui Plastics Co. Ltd.	258,000	960
Shin Nippon Biomedical Laboratories Ltd. (d)	25,300	632
Showa Denko KK	3,983,000	10,105
Silex Technology, Inc.	146	496
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Softbank Investment Corp.	4,705	$ 1,687
Software Research Association (SRA) (d)	54,500	1,388
Soken Chemical & Engineer Co. Ltd.	64,000	1,282
Square Enix Co. Ltd.	24,000	806
Stanley Electric Co. Ltd.	240,800	3,913
Sumisho Computer Service Corp. (d)	342,000	8,138
Sumitomo Corp.	380,000	3,226
Sumitomo Metal Mining Co. Ltd.	395,000	2,776
Sumitomo Rubber Industries Ltd.	834,000	8,129
Sun Frontier Fudousan Co. Ltd.	165	485
Sun Frontier Fudousan Co. Ltd. New	495	1,454
Suncall Corp.	71,000	376
Sunx Ltd.	73,000	1,016
Taisei Corp.	377,000	1,323
Taiyo Kagaku	89,200	1,353
Tamron Co. Ltd. (d)	44,300	1,572
Tanabe Seiyaku Co. Ltd.	143,000	1,506
Techno Medica Co. Ltd.	219	915
Teijin Ltd.	890,000	4,032
Teikoku Oil Co. Ltd.	911,000	6,551
Telewave, Inc. New (d)	798	3,501
The First Energy Service Co. Ltd.	40	1,110
Token Corp.	25,500	985
Tokuyama Corp. (d)	663,000	5,059
Tokyo Cathode Laborator Co. Ltd. (d)	95,900	1,706
Tokyo Seimitsu Co. Ltd. (d)	68,800	2,343
Tokyo Steel Manufacturing Co. Ltd. (d)	252,800	3,689
TonenGeneral Sekiyu KK (a)	138,000	1,475
Toppan Printing Co. Ltd.	178,000	1,946
Toray Industries, Inc.	1,921,000	8,574
Tosoh Corp.	1,401,000	6,587
Toyo Corp. (d)	108,100	1,301
Toyo Ink Manufacturing Co. Ltd.	3,392,000	13,555
Toyo Machinery & Metal Co. Ltd.	118,900	839
Toyo Suisan Kaisha Ltd.	100,000	1,573
Trancom Co. Ltd.	159,600	3,471
Trend Micro, Inc.	42,500	1,561
Uniden Corp.	537,000	10,807
Usen Corp. (a)(d)	571,080	16,503
USS Co. Ltd.	75,050	5,962
Warabeya Nichiyo Co. Ltd.	135,300	2,794
Works Applications Co. Ltd. (a)(d)	539	576
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Works Applications Co. Ltd. New (a)	1,078	$ 1,131
Yachiyo Industry Co. Ltd.	46,000	610
Yamaichi Electronics Co. Ltd.	237,900	3,108
Yasuragi Co. Ltd. (a)	62,600	2,096
Yoshimoto Kogyo Co. Ltd. (d)	138,000	2,336
Zakkaya Bulldog Co. Ltd.	31,400	737
TOTAL JAPAN		669,318
Korea (South) - 0.1%
SKC Co. Ltd. (a)	353,470	2,836
Luxembourg - 1.4%
Gaming VC Holdings SA	813,700	11,953
Stolt-Nielsen SA (d)	572,390	19,455
TOTAL LUXEMBOURG		31,408
Netherlands - 0.4%
Axalto Holding NV	98,800	2,867
Completel Europe NV (a)	142,139	6,373
TOTAL NETHERLANDS		9,240
New Zealand - 0.7%
Fisher & Paykel Healthcare Corp.	2,225,596	4,912
Pumpkin Patch Ltd.	2,697,236	5,125
Sky City Entertainment Group Ltd.	1,663,489	5,373
TOTAL NEW ZEALAND		15,410
Norway - 2.2%
ABG Sundal Collier ASA (d)	2,452,000	2,263
Camillo Eitzen & Co. ASA	257,400	2,882
Catch Communications ASA	633,000	1,509
Expert ASA (d)	114,800	1,175
Kongsberg Gruppen ASA (a)(d)	160,900	2,496
Mamut ASA	1,762,100	2,706
Nordic VLSI ASA (a)(d)	272,400	2,277
Norman ASA (a)	65,300	663
Norsk Hydro ASA (d)	75,960	5,956
Odfjell ASA (A Shares)	27,700	1,037
P4 Radio Hele Norge ASA (a)(d)	141,400	464
Petroleum Geo-Services ASA (a)	38,750	2,355
Profdoc ASA (a)	113,200	1,485
Schibsted ASA (B Shares)	54,100	1,298
Solstad Offshore ASA	114,000	1,272
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Norway - continued
Statoil ASA	275,500	$ 4,891
Stepstone ASA (a)(e)	4,710,000	4,294
TANDBERG ASA	436,200	4,483
TANDBERG Television ASA (a)	483,000	4,944
TOTAL NORWAY		48,450
Poland - 1.0%
Pfleiderer Grajewo SA	55,100	3,144
Polski Koncern Naftowy Orlen SA unit	577,200	16,133
Powszechna Kasa Oszczednosci Bank SA	103,000	779
TVN SA	154,400	2,040
TOTAL POLAND		22,096
Portugal - 0.6%
Impresa SGPS (a)	984,753	7,052
Media Capital SGPS SA	880,576	6,226
TOTAL PORTUGAL		13,278
Russia - 1.4%
Mobile TeleSystems OJSC:
GDR (Reg. S)	74,000	2,505
sponsored ADR	163,100	5,480
Sibirtelecom Open Joint Stock Co. ADR (a)	104,700	4,765
Sistema Jsfc sponsored GDR	479,100	7,426
Uralsvyazinform ADR	614,100	4,329
VolgaTelecom sponsored ADR	1,000,400	6,803
TOTAL RUSSIA		31,308
Singapore - 1.4%
Accord Customer Care Solutions Ltd. (a)	23,261,000	3,408
ComfortDelgro Corp. Ltd.	4,856,000	5,158
HTL International Holdings Ltd.	1,422,500	1,033
Hyflux Ltd.	3,079,000	6,391
SIA Engineering Co. Ltd.	3,791,000	5,300
Singapore Exchange Ltd.	2,698,000	3,063
Singapore Petroleum Co. Ltd. (d)	1,501,000	3,775
Venture Corp. Ltd.	228,000	1,935
TOTAL SINGAPORE		30,063
South Africa - 3.3%
Aflease Gold & Uranium Resources Ltd. (a)	980,000	587
African Bank Investments Ltd.	4,233,951	11,263
Common Stocks - continued
	Shares	Value (Note 1) (000s)
South Africa - continued
Discovery Holdings Ltd. (a)	2,751,919	$ 9,038
JD Group Ltd.	239,400	2,457
MTN Group Ltd.	1,667,102	11,798
Nedcor Ltd.	509,200	6,271
Steinhoff International Holdings Ltd.	13,516,732	28,632
Wilson Bayly Holmes-Ovcon Ltd.	446,856	1,944
TOTAL SOUTH AFRICA		71,990
Spain - 0.3%
Antena 3 Television SA	274,232	5,524
Construcciones y Auxiliar de Ferrocarriles	9,500	994
TOTAL SPAIN		6,518
Sweden - 1.6%
Consafe Offshore AB (a)(f)	900,000	9,069
Eniro AB	153,028	1,748
Gambro AB (A Shares)	486,000	6,599
Hexagon AB (B Shares) (d)	71,043	3,753
Intrum Justitia AB (a)	375,200	2,720
Intrum Justitia AB rights 5/26/05 (a)	375,200	145
Mekonomen AB	68,000	1,524
Modern Times Group AB (MTG) (B Shares) (a)	105,200	3,258
Observer AB (d)	1,168,780	4,794
VBG AB (B Shares)	6,710	126
TOTAL SWEDEN		33,736
Switzerland - 0.9%
Actelion Ltd. (Reg.) (a)	18,108	1,950
Amazys Holding AG	54,100	3,428
Barry Callebaut AG	2,861	737
Bucher Holding AG (Bearer) (d)	13,394	4,469
Escor Casino & Entertainment SA	19,770	568
Micronas Semiconductor Holding AG (a)	15,752	573
Mobilezone Holding AG	462,199	1,874
Roche Holding AG (participation certificate)	30,328	3,679
Sulzer AG (Reg.)	4,024	1,642
Swissquote Group Holding SA (a)	18,811	1,603
TOTAL SWITZERLAND		20,523
Taiwan - 0.1%
Merry Electronics Co. Ltd.	584,568	1,325
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Thailand - 0.1%
Bumrungrad Hospital PCL (For. Reg.) (a)	2,330,500	$ 1,022
Turkey - 1.3%
Alarko Gayrimenkul Yatirim Ortakligi AS (a)	49,000	887
Atakule Gayrimenkul Yatirim Ortakligi AS	1,033,000	505
Dogan Gazetecilik AS (a)	3,601,955	6,005
Dogan Sirketler Grubu Holding AS	329,500	701
Dogan Yayin Holding AS	661,022	1,587
Efes Sinai Yatirim Holding AS Class B (a)	329,100	1,525
Enka Insaat ve Sanayi AS	320,300	4,765
Is Gayrimenkul Yatirim Ortakligi AS	1,147,700	1,353
Tupras-Turkiye Petrol Rafinerileri AS	602,600	7,579
Turkiye Sinai Kalkinma Bankasi AS	608,300	1,250
Yapi ve Kredi Bankasi AS (a)	515,000	1,880
TOTAL TURKEY		28,037
United Kingdom - 16.3%
3DM Worldwide PLC (a)	1,335,000	1,685
Accuma Group PLC	335,366	578
Advanced Technology (UK) PLC (a)(e)	7,355,000	372
AeroBox PLC (a)	5,694,657	933
Afren PLC (e)	11,650,000	10,885
African Copper PLC	1,742,884	1,461
Air Partner PLC	45,000	508
Alba PLC	520,600	5,160
Alliance Pharma PLC (a)(e)	9,959,500	2,542
Amlin PLC	157,014	510
Andor Technology Ltd.	444,444	955
Appian Technology PLC (a)	1,916,178	221
Appian Technology PLC warrants 2/28/08 (a)	479,045	0
Asia Energy PLC	1,759,851	21,020
Atrium Underwriting PLC	257,060	1,028
Axis Shield PLC (a)	404,865	2,047
BETonSPORTS PLC	2,792,421	5,622
BG Group PLC	441,600	3,448
BHP Billiton PLC	193,400	2,381
Bioprogress PLC (a)	5,098,442	3,585
Blacks Leisure Group PLC	166,743	1,426
Body Shop International PLC	800,000	3,005
BowLeven PLC	786,100	5,528
Caffe Nero Group PLC (a)	282,978	935
Cambrian Mining PLC (a)(e)	4,795,000	13,302
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United Kingdom - continued
Cambrian Mining PLC warrants 1/25/06 (a)	350,000	$ 0
Cardpoint PLC (a)	345,300	808
Carphone Warehouse Group PLC	542,849	1,543
Central African Mining & Exploration Co. PLC (a)	12,122,700	2,569
Centurion Electronics PLC (e)	1,751,839	1,029
Ceres Power Holding PLC	514,200	951
Chaucer Holdings PLC	2,408,400	2,598
Clapham House Group PLC (a)	407,450	1,095
Cobra Biomanufacturing PLC (a)	818,400	891
Corac Group PLC (a)(e)	4,849,104	3,363
Corin Group PLC	1,122,914	7,669
CSS Stellar PLC (a)	623,908	571
CustomVis PLC (a)	375,215	65
Daniel Stewart Securities PLC (a)	4,229,000	1,018
Domino's Pizza UK & IRL PLC	344,636	1,809
Dream Direct Group PLC (a)	145,000	264
Eclipse Energy Co. Ltd. (f)	102,000	1,474
Entertainment Rights PLC (a)	4,002,089	1,638
Europa Oil & Gas Holdings PLC	1,000,000	607
Europa Oil & Gas Holdings PLC warrants 11/11/07 (a)	500,000	94
European Diamonds PLC (a)	499,300	399
Faroe Petroleum PLC (a)	1,288,906	2,769
Firestone Diamonds PLC (a)	687,000	1,721
Flomerics Group PLC	449,658	606
Freeport PLC	256,276	1,997
Future PLC	1,717,169	2,564
Gaming Corp. PLC (a)	9,702,913	2,617
GMA Resources PLC (a)(e)	7,119,274	1,954
Goals Soccer Centres PLC	827,000	1,840
Golden Prospect PLC (a)	5,270,000	3,680
Goldshield Group PLC	575,700	3,089
GTL Resources PLC (a)	13,669,072	527
Hardide Ltd. (e)	12,401,000	2,449
Healthcare Enterprise Group PLC (a)	5,576,663	9,347
Highbury House Communications PLC	713,914	40
Hornby PLC	260,040	989
Hunting PLC	403,100	1,852
Hydrodec Group PLC	6,231,100	2,371
Icap PLC	221,650	1,121
Ideal Shopping Direct PLC	373,686	1,789
Imperial College Innovations Ltd.	19,300	2,974
Inchcape PLC	30,122	1,028
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United Kingdom - continued
Intertek Group PLC	116,310	$ 1,701
ITE Group PLC	4,688,828	8,423
ITM Power PLC	2,082,900	3,170
Jubilee Platinum PLC (a)(e)	5,031,443	3,683
Kesa Electricals PLC	556,201	2,837
Lambert Howarth Group PLC (e)	1,320,284	7,020
Landround PLC	74,400	430
Lastminute.com PLC (a)	1,749,526	3,598
Lawrence PLC	1,073,124	7,101
London Clubs International PLC (a)	1,172,500	2,857
LTG Technologies PLC (a)	11,517,168	2,607
Manpower Software PLC (a)	258,824	121
Medical Solutions PLC (a)	6,228,956	735
Meridian Petroleum PLC	2,747,000	635
Metal Bulletin PLC	820,688	3,771
Mice Group PLC	1,800,000	1,266
Mice Group PLC (RFD) (a)	2,632,324	1,927
Microgen PLC (a)	289,948	433
N Brown Group PLC	439,410	923
NDS Group PLC sponsored ADR (a)	105,154	3,288
NETeller PLC	343,200	3,250
NeuTec Pharma PLC (a)	235,000	2,581
Ocean Wilsons Holdings Ltd.	205,311	1,137
Oil Quest Resources PLC (a)(e)	2,362,285	796
Oystertec PLC (a)	7,009,687	2,971
P&MM Group PLC (e)	2,035,000	2,823
Peacock Group PLC	835,318	3,806
Phytopharm PLC (a)	885,600	2,286
Pilat Media Global PLC (a)(e)	2,880,000	2,164
Platinum Mining Corp. of India PLC (e)	10,420,500	4,166
PlusNet Technologies Ltd.	1,312,355	4,260
Premier Oil PLC (a)	159,291	1,685
Primary Health Properties PLC	80,000	443
Proteome Sciences PLC (a)	1,339,442	1,897
Psion PLC	2,900,000	3,352
QA PLC (a)	13,554,656	816
Rambler Metals & Mining PLC	1,100,000	1,271
Regal Petroleum PLC (a)	137,516	831
Rheochem PLC (e)	8,728,300	2,943
Rheochem PLC warrants 12/21/07 (a)	4,364,150	0
Royalblue Group PLC	45,073	480
Sanctuary Group PLC	3,046,215	2,362
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United Kingdom - continued
Scapa Group PLC	3,660,400	$ 2,045
SDL PLC (a)	1,450,000	3,366
Sibir Energy PLC (a)	116,280	467
Sinclair Pharma PLC (a)	1,786,758	4,096
SkyePharma PLC (a)	124,100	131
Sondex PLC	260,100	1,168
Spark Networks PLC unit (a)	823,933	7,358
Spice Holdings PLC	1,362,100	4,828
Sportingbet PLC (a)	345,100	1,895
Sterling Energy PLC (a)	3,105,300	1,017
SubSea Resources PLC (e)	8,644,100	4,829
SubSea Resources PLC warrants 11/4/09 (a)	1,805,625	530
Synergy Healthcare PLC	314,553	2,303
Taghmen Energy PLC (a)(e)	2,578,673	3,005
Taghmen Energy PLC warrants 7/30/06 (a)	2,279,573	708
Tanfield Group PLC (a)(e)	7,300,000	2,988
Teesland PLC (a)	1,380,000	1,755
Tikit Group PLC (e)	822,761	2,766
UK Coal PLC	1,087,069	2,565
ukbetting PLC (a)	2,517,419	2,134
Unibet Group PLC unit	175,964	19,462
Urbium PLC	141,255	1,701
Whatman PLC	514,900	2,383
White Nile Ltd. (a)	100,000	267
William Hill PLC	333,186	3,456
William Ransom & Son PLC (e)	2,684,500	2,379
Windsor PLC	700,000	789
Wolfson Microelectronics PLC (a)	685,250	1,848
XN Checkout Holdings PLC	320,000	1,344
ZincOx Resources PLC (a)	970,000	2,420
TOTAL UNITED KINGDOM		355,765
United States of America - 2.1%
121Media, Inc. (e)	460,705	2,188
Central European Distribution Corp. (a)(d)	64,800	2,405
Chindex International, Inc. (a)	138,900	822
Frontera Resources Corp.	2,300,000	6,314
Frontier Mining Ltd. (e)	5,315,691	3,379
Frontier Mining Ltd. (e)	800,000	509
Gatekeeper Systems LLC	448,750	428
Golden Telecom, Inc. (d)	88,900	2,382
Marathon Oil Corp.	39,900	1,858
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United States of America - continued
NTL, Inc. (a)	49,300	$ 3,154
Private Media Group, Inc. (a)(d)	283,400	847
ResMed, Inc. CHESS Depositary Interests (a)	642,463	3,959
Solar Integrated Technologies, Inc.	1,160,973	3,523
Trico Marine Services, Inc. (a)	67,200	1,331
UTEK Corp. (Reg. S)	43,442	559
Valero Energy Corp.	41,400	2,837
XL TechGroup, Inc.	1,442,680	8,824
TOTAL UNITED STATES OF AMERICA		45,319
TOTAL COMMON STOCKS (Cost $1,758,227)		2,087,109
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.4%
Fresenius AG	57,705	6,786
Fresenius Medical Care AG	48,666	2,816
TOTAL GERMANY		9,602
Italy - 0.3%
Buzzi Unicem Spa (Risp)	483,900	5,353
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $9,863)		14,955
Investment Companies - 0.1%

United Kingdom - 0.1%
Black Sea Property Fund Ltd. (a) (Cost $1,920)	5,000,000	1,999
Money Market Funds - 11.7%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 2.84% (b)	60,270,507	$ 60,271
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	194,209,915	194,210
TOTAL MONEY MARKET FUNDS (Cost $254,481)		254,481
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $2,024,491)		2,358,544
NET OTHER ASSETS - (8.3)%		(181,599)
NET ASSETS - 100%		$ 2,176,945
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,543,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Consafe Offshore AB	2/22/05	$ 7,218
Eclipse Energy Co. Ltd.	4/28/05	$ 1,459
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
121Media, Inc.	$ -	$ 2,195	$ -	$ -	$ 2,188
Advanced Technology (UK) PLC	558	-	-	-	372
Afren PLC	-	2,307	328	-	10,885
Alliance Pharma PLC	1,812	835	-	-	2,542
Aztec Resources Ltd.	-	4,297	-	-	5,112
Cambrian Mining PLC	-	15,046	-	-	13,302
Centurion Electronics PLC	-	1,979	-	15	1,029
Corac Group PLC	2,460	92	-	-	3,363
Frontier Mining Ltd.	1,443	391	-	-	3,379
Frontier Mining Ltd.	-	383	-	-	509
GMA Resources PLC	1,955	162	-	-	1,954
Hardide Ltd.	919	992	-	-	2,449
HudBay Minerals, Inc. (formerly Ontzinc Corp.)	1,841	-	1,328	-	-
Jubilee Platinum PLC	1,823	728	-	-	3,683
Lambert Howarth Group PLC	6,551	-	-	276	7,020
Leadcom Integrated Solutions	-	3,139	-	-	3,330
Oil Quest Resources PLC	167	874	-	-	796
P&MM Group PLC	2,300	-	-	-	2,823
Pilat Media Global PLC	2,196	-	-	-	2,164
Platinum Mining Corp. of India PLC	-	4,409	-	-	4,166
Rheochem PLC	-	2,692	-	-	2,943
Starfield Resources, Inc.	-	4,654	-	-	4,988
Stepstone ASA	-	5,430	-	-	4,294
SubSea Resources PLC	2,654	560	-	-	4,829
Sylvania Resources Ltd.	-	1,551	-	-	1,489
Taghmen Energy PLC	1,482	376	-	-	3,005
Tanfield Group PLC	-	2,429	-	-	2,988
Teleunit Spa	2,572	1,019	-	-	3,868
Tikit Group PLC	2,155	-	-	22	2,766
William Ransom & Son PLC	2,393	-	-	26	2,379
Total	$ 35,281	$ 56,540	$ 1,656	$ 339	$ 104,615

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $183,028) (cost $2,024,491) - See accompanying schedule		$ 2,358,544
Cash		347
Foreign currency held at value (cost $5,486)		5,521
Receivable for investments sold		10,576
Receivable for fund shares sold		11,376
Dividends receivable		5,150
Interest receivable		141
Prepaid expenses		4
Receivable from investment adviser for expense reductions		4
Other affiliated receivables		44
Other receivables		455
Total assets		2,392,162

Liabilities
Payable for investments purchased	$ 13,358
Payable for fund shares redeemed	5,055
Accrued management fee	1,705
Distribution fees payable	47
Other affiliated payables	451
Other payables and accrued expenses	391
Collateral on securities loaned, at value	194,210
Total liabilities		215,217

Net Assets		$ 2,176,945
Net Assets consist of:
Paid in capital		$ 1,781,146
Undistributed net investment income		3,176
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		58,604
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		334,019
Net Assets		$ 2,176,945

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($28,431 ÷ 1,171 shares)	$ 24.27

Maximum offering price per share (100/94.25 of $24.27)	$ 25.75
Class T: Net Asset Value and redemption price per share ($36,225 ÷ 1,497 shares)	$ 24.19

Maximum offering price per share (100/96.50 of $24.19)	$ 25.07
Class B: Net Asset Value and offering price per share ($12,926 ÷ 540 shares)A	$ 23.94

Class C: Net Asset Value and offering price per share ($21,271 ÷ 886 shares)A	$ 24.01

International Small Cap: Net Asset Value, offering price and redemption price per share ($2,071,652 ÷ 84,914 shares)	$ 24.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,440 ÷ 264 shares)	$ 24.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends (including $339 received from affiliated issuers)		$ 12,881
Interest		1,135
Security lending		940
		14,956
Less foreign taxes withheld		(866)
Total income		14,090

Expenses
Management fee Basic fee	$ 7,464
Performance adjustment	655
Transfer agent fees	1,845
Distribution fees	207
Accounting and security lending fees	414
Independent trustees' compensation	4
Custodian fees and expenses	461
Registration fees	224
Audit	27
Legal	7
Miscellaneous	6
Total expenses before reductions	11,314
Expense reductions	(266)	11,048
Net investment income (loss)		3,042
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $2) (Including realized gain (loss) of $(131) from affiliated issuers)	62,180
Foreign currency transactions	(136)
Total net realized gain (loss)		62,044
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $135)	156,454
Assets and liabilities in foreign currencies	92
Total change in net unrealized appreciation (depreciation)		156,546
Net gain (loss)		218,590
Net increase (decrease) in net assets resulting from operations		$ 221,632

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,042	$ 4,864
Net realized gain (loss)	62,044	55,700
Change in net unrealized appreciation (depreciation)	156,546	104,988
Net increase (decrease) in net assets resulting from operations	221,632	165,552
Distributions to shareholders from net investment income	(3,406)	(741)
Distributions to shareholders from net realized gain	(45,235)	(11,573)
Total distributions	(48,641)	(12,314)
Share transactions - net increase (decrease)	867,170	422,160
Redemption fees	747	1,900
Total increase (decrease) in net assets	1,040,908	577,298

Net Assets
Beginning of period	1,136,037	558,739
End of period (including undistributed net investment income of $3,176 and undistributed net investment income of $5,018, respectively)	$ 2,176,945	$ 1,136,037

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.25	$ 17.69	$ 12.35
Income from Investment Operations
Net investment income (loss) E	- I	.02	.02 F
Net realized and unrealized gain (loss)	3.80	3.83	5.30
Total from investment operations	3.80	3.85	5.32
Distributions from net investment income	(.02)	(.02)	-
Distributions from net realized gain	(.77)	(.31)	-
Total distributions	(.79)	(.33)	-
Redemption fees added to paid in capital E	.01	.04	.02
Net asset value, end of period	$ 24.27	$ 21.25	$ 17.71
Total Return B, C, D	18.36%	22.36%	43.24%
Ratios to Average Net Assets H
Expenses before expense reductions	1.68% A	1.71%	1.77% A
Expenses net of voluntary waivers, if any	1.66% A	1.71%	1.77% A
Expenses net of all reductions	1.63% A	1.69%	1.74% A
Net investment income (loss)	.02% A	.09%	.28% A
Supplemental Data
Net assets, end of period (in millions)	$ 28	$ 13	$ 5
Portfolio turnover rate	45% A	77%	84% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.20	$ 17.68	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.03)	(.03)	- F, I
Net realized and unrealized gain (loss)	3.77	3.83	5.31
Total from investment operations	3.74	3.80	5.31
Distributions from net investment income	-	(.01)	-
Distributions from net realized gain	(.76)	(.31)	-
Total distributions	(.76)	(.32)	-
Redemption fees added to paid in capital E	.01	.04	.02
Net asset value, end of period	$ 24.19	$ 21.20	$ 17.65
Total Return B, C, D	18.10%	22.07%	43.16%
Ratios to Average Net Assets H
Expenses before expense reductions	1.95% A	1.94%	2.12% A
Expenses net of voluntary waivers, if any	1.92% A	1.94%	2.12% A
Expenses net of all reductions	1.89% A	1.92%	2.09% A
Net investment income (loss)	(.24)% A	(.14)%	(.07)%A
Supplemental Data
Net assets, end of period (in millions)	$ 36	$ 15	$ 4
Portfolio turnover rate	45% A	77%	84% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 20.99	$ 17.62	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.09)	(.16)	(.05) F
Net realized and unrealized gain (loss)	3.74	3.80	5.30
Total from investment operations	3.65	3.64	5.25
Distributions from net realized gain	(.71)	(.31)	-
Redemption fees added to paid in capital E	.01	.04	.02
Net asset value, end of period	$ 23.94	$ 20.99	$ 17.52
Total Return B, C, D	17.81%	21.21%	42.67%
Ratios to Average Net Assets H
Expenses before expense reductions	2.53% A	2.63%	2.76% A
Expenses net of voluntary waivers, if any	2.45% A	2.63%	2.76% A
Expenses net of all reductions	2.42% A	2.60%	2.73% A
Net investment income (loss)	(.77)% A	(.83)%	(.71)% A
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 5	$ 1
Portfolio turnover rate	45% A	77%	84% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.04	$ 17.64	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.09)	(.12)	(.04) F
Net realized and unrealized gain (loss)	3.77	3.80	5.31
Total from investment operations	3.68	3.68	5.27
Distributions from net investment income	-	(.01)	-
Distributions from net realized gain	(.72)	(.31)	-
Total distributions	(.72)	(.32)	-
Redemption fees added to paid in capital E	.01	.04	.02
Net asset value, end of period	$ 24.01	$ 21.04	$ 17.73
Total Return B, C, D	17.92%	21.43%	42.83%
Ratios to Average Net Assets H
Expenses before expense reductions	2.42% A	2.43%	2.57% A
Expenses net of voluntary waivers, if any	2.40% A	2.43%	2.57% A
Expenses net of all reductions	2.37% A	2.40%	2.55% A
Net investment income (loss)	(.73)% A	(.62)%	(.52)% A
Supplemental Data
Net assets, end of period (in millions)	$ 21	$ 9	$ 1
Portfolio turnover rate	45% A	77%	84% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 21.36	$ 17.71	$ 9.87	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.10	.07 E	(.01)
Net realized and unrealized gain (loss)	3.81	3.84	7.75	(.12)
Total from investment operations	3.86	3.94	7.82	(.13)
Distributions from net investment income	(.06)	(.02)	-	-
Distributions from net realized gain	(.77)	(.31)	(.02)	-
Total distributions	(.83)	(.33)	(.02)	-
Redemption fees added to paid in capital D	.01	.04	.04	- H
Net asset value, end of period	$ 24.40	$ 21.36	$ 17.71	$ 9.87
Total Return B, C	18.57%	22.84%	79.78%	(1.30)%
Ratios to Average Net Asset s G
Expenses before expense reductions	1.29% A	1.30%	1.54%	13.70% A
Expenses net of voluntary waivers, if any	1.29% A	1.30%	1.54%	1.80% A
Expenses net of all reductions	1.26% A	1.28%	1.51%	1.80% A
Net investment income (loss)	.38% A	.50%	.46%	(.56)% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,072	$ 1,091	$ 547	$ 3
Portfolio turnover rate	45% A	77%	84%	85% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.03 per share.

F For the period September 18, 2002 (commencement of operations) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 21.36	$ 17.72	$ 12.35
Income from Investment Operations
Net investment income (loss) D	.05	.10	.04 E
Net realized and unrealized gain (loss)	3.80	3.84	5.31
Total from investment operations	3.85	3.94	5.35
Distributions from net investment income	(.07)	(.03)	-
Distributions from net realized gain	(.77)	(.31)	-
Total distributions	(.84)	(.34)	-
Redemption fees added to paid in capital D	.01	.04	.02
Net asset value, end of period	$ 24.38	$ 21.36	$ 17.72
Total Return B, C	18.53%	22.84%	43.48%
Ratios to Average Net Assets G
Expenses before expense reductions	1.30% A	1.32%	1.51% A
Expenses net of voluntary waivers, if any	1.30% A	1.32%	1.51% A
Expenses net of all reductions	1.27% A	1.29%	1.48% A
Net investment income (loss)	.38% A	.49%	.54% A
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 3	$ .4
Portfolio turnover rate	45% A	77%	84% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.01 per share.

F For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity International Small Cap Fund (the fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on May 5, 2005, the fund was closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, International Small Cap (the original class), and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of

Semiannual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 432,863
Unrealized depreciation	(100,310)
Net unrealized appreciation (depreciation)	$ 332,553
Cost for federal income tax purposes	$ 2,025,991

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,153,046 and $365,197, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .95% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 26	$ -
Class T	.25%	.25%	63	1
Class B	.75%	.25%	46	34
Class C	.75%	.25%	72	35
			$ 207	$ 70

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 44
Class T	13
Class B*	7
Class C*	5
$ 69

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for International Small Cap. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for International Small Cap shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 36	.35 *
Class T	46	.37 *
Class B	20	.45 *
Class C	25	.34 *
International Small Cap	1,713	.21 *
Institutional Class	5	.22 *
	$ 1,845

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $898 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	2.05%-1.65%*	$ 2
Class T	2.30%-1.90% *	5
Class B	2.80%-2.40% *	4
Class C	2.80%-2.40% *	1
		$ 12

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $248 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Small Cap	$ 3

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ 14	$ 3
Class T	-	3
Class C	-	2
International Small Cap	3,381	732
Institutional Class	11	1
Total	$ 3,406	$ 741
From net realized gain
Class A	$ 542	$ 50
Class T	602	92
Class B	221	28
Class C	359	42
International Small Cap	43,388	11,351
Institutional Class	123	10
Total	$ 45,235	$ 11,573

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	613	655	$ 14,732	$ 12,873
Reinvestment of distributions	20	3	427	47
Shares redeemed	(87)	(313)	(2,081)	(5,811)
Net increase (decrease)	546	345	$ 13,078	$ 7,109
Class T
Shares sold	922	729	$ 21,956	$ 14,389
Reinvestment of distributions	24	5	531	85
Shares redeemed	(163)	(246)	(3,872)	(4,796)
Net increase (decrease)	783	488	$ 18,615	$ 9,678
Class B
Shares sold	348	254	$ 8,209	$ 4,981
Reinvestment of distributions	9	1	199	26
Shares redeemed	(58)	(72)	(1,377)	(1,405)
Net increase (decrease)	299	183	$ 7,031	$ 3,602
Class C
Shares sold	520	413	$ 12,333	$ 8,031
Reinvestment of distributions	13	2	272	40
Shares redeemed	(59)	(81)	(1,386)	(1,590)
Net increase (decrease)	474	334	$ 11,219	$ 6,481
International Small Cap
Shares sold	40,910	48,248	$ 987,776	$ 942,555
Reinvestment of distributions	2,008	632	43,867	11,253
Shares redeemed	(9,095)	(28,670)	(217,865)	(560,464)
Net increase (decrease)	33,823	20,210	$ 813,778	$ 393,344
Institutional Class
Shares sold	193	181	$ 4,607	$ 3,602
Reinvestment of distributions	3	-	59	5
Shares redeemed	(52)	(84)	(1,217)	(1,661)
Net increase (decrease)	144	97	$ 3,449	$ 1,946

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank

Pittsburgh, PA

AISCI-USAN-0605
1.800646.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

International Small Cap

Fund

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,183.60	$ 8.93
HypotheticalA	$ 1,000.00	$ 1,016.61	$ 8.25
Class T
Actual	$ 1,000.00	$ 1,181.00	$ 10.27
HypotheticalA	$ 1,000.00	$ 1,015.37	$ 9.49
Class B
Actual	$ 1,000.00	$ 1,178.10	$ 12.96
HypotheticalA	$ 1,000.00	$ 1,012.89	$ 11.98
Class C
Actual	$ 1,000.00	$ 1,179.20	$ 12.97
HypotheticalA	$ 1,000.00	$ 1,012.89	$ 11.98
International Small Cap
Actual	$ 1,000.00	$ 1,185.70	$ 6.99
HypotheticalA	$ 1,000.00	$ 1,018.40	$ 6.46
Institutional Class
Actual	$ 1,000.00	$ 1,185.30	$ 7.04
HypotheticalA	$ 1,000.00	$ 1,018.35	$ 6.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.65%
Class T	1.90%
Class B	2.40%
Class C	2.40%
International Small Cap	1.29%
Institutional Class	1.30%

Semiannual Report

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2005
Japan 30.8%
United Kingdom 16.4%
Australia 7.7%
United States of America 5.5%
Germany 5.2%
South Africa 3.3%
Norway 2.2%
Egypt 2.0%
France 1.9%
Other 25.0%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2004
Japan 27.7%
United Kingdom 16.1%
Australia 9.2%
Germany 7.7%
United States of America 5.2%
South Africa 3.0%
Norway 2.9%
Greece 2.6%
Italy 2.4%
Other 23.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	96.6	96.6
Short-Term Investments and Net Other Assets	3.4	3.4
Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Orascom Telecom SAE GDR (Egypt, Wireless Telecommunication Services)	2.0	1.4
Hikari Tsushin, Inc. (Japan, Specialty Retail)	1.3	1.5
Steinhoff International Holdings Ltd. (South Africa, Household Durables)	1.3	1.8
Pfleiderer AG (Germany, Building Products)	1.3	1.3
K&S AG (Germany, Chemicals)	1.1	1.5
United Group Ltd. (Australia, Construction & Engineering)	1.0	1.5
Asia Energy PLC (United Kingdom, Metals & Mining)	1.0	0.4
Unibet Group PLC unit (United Kingdom, Hotels, Restaurants & Leisure)	0.9	0.1
Stolt-Nielsen SA (Luxembourg, Marine)	0.9	1.1
Nissin Kogyo Co. Ltd. (Japan, Auto Components)	0.9	1.0
	11.7
Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.5	22.7
Industrials	14.9	13.9
Materials	14.1	14.5
Information Technology	13.0	13.3
Financials	9.8	10.8
Energy	7.8	6.6
Health Care	6.4	7.7
Telecommunication Services	4.8	3.9
Consumer Staples	2.9	2.8
Utilities	0.3	0.4

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (Note 1) (000s)
Australia - 7.7%
ABC Learning Centres Ltd.	2,914,600	$ 12,565
Australian Stock Exchange Ltd. (d)	720,039	11,202
Aztec Resources Ltd. (a)(e)	26,181,630	5,112
BlueScope Steel Ltd.	2,519,309	14,993
Bradken Ltd.	2,202,829	3,871
Centamin Egypt Ltd. (a)	7,820,178	2,034
Centennial Coal Co. Ltd.	4,141,388	14,393
Corporate Express Australia Ltd.	2,106,469	9,838
CSR Ltd.	2,534,600	4,711
DCA Group Ltd. (d)	3,404,900	8,696
Dwyka Diamonds Ltd. (a)	5,954,853	4,273
Elkedra Diamonds NL (a)	3,000,000	665
Elkedra Diamonds NL warrants 8/31/07 (a)	3,000,000	195
Fox Resources Ltd. (a)	2,102,336	706
Fox Resources Ltd. warrants 6/30/07 (a)	342,636	20
Hardman Resources Ltd.: (Australia) (a)	915,681	1,237
(United Kingdom) (a)	480,653	671
JB Hi-Fi Ltd.	2,194,393	5,570
Novera Energy Ltd. (a)	4,283,000	1,155
Patrick Corp. Ltd.	914,738	3,886
Promina Group Ltd.	914,490	3,643
QBE Insurance Group Ltd.	1,261,023	14,674
Roc Oil Co. Ltd. (a)	7,920,792	11,368
Sphere Investments Ltd. (a)	4,317,317	2,360
Stockland unit	12,301	56
Sylvania Resources Ltd. (a)(e)	4,145,679	1,489
United Group Ltd. (d)	3,457,721	22,279
Virotec International Ltd.:
(Australia) (a)	1,852,832	847
(United Kingdom) (a)	4,185,500	2,137
Westpac Banking Corp.	217,442	3,303
TOTAL AUSTRALIA		167,949
Belgium - 0.7%
Euronav NV	57,000	1,940
Melexis NV	93,199	1,133
Omega Pharma SA	84,500	4,612
Recticel SA (d)	577,444	5,373
Roularta Media Group NV	37,576	2,442
TOTAL BELGIUM		15,500
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Bermuda - 0.2%
Jinhui Shipping & Transportation Ltd. (d)	512,000	$ 2,056
Ship Finance International Ltd. (NY Shares)	10,188	189
Tanzanite One Ltd.	1,749,701	2,882
TOTAL BERMUDA		5,127
Brazil - 0.5%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.) (d)	171,400	5,296
Petroleo Brasileiro SA Petrobras sponsored ADR	108,000	4,528
TOTAL BRAZIL		9,824
British Virgin Islands - 0.0%
Albidon Ltd. unit (a)	1,000,000	530
Canada - 1.6%
Adastra Minerals, Inc. (a)	893,900	1,292
Altius Minerals Corp. (a)	200,000	566
Azure Dynamics Corp. Class A (a)	1,425,700	1,190
Bankers Petroleum Ltd. (a)	3,467,000	3,306
BDI Mining Corp. (a)	4,282,600	2,331
Brazilian Diamonds Ltd. (a)	1,300,000	548
First Quantum Minerals Ltd.	164,600	2,714
Grove Energy Ltd. (a)	3,049,240	2,027
La Mancha Resources, Inc. (a)	334,000	292
Oilexco, Inc. (a)	4,895,400	9,337
Starfield Resources, Inc. (a)(e)	10,822,531	4,988
StrataGold Corp. (a)	2,229,000	709
Uruguay Mineral Exploration, Inc. (a)	245,200	955
Western Canadian Coal Corp. (a)	666,000	2,276
Western Canadian Coal Corp. (a)	168,718	577
Western Canadian Coal Corp.:
warrants 2/9/06 (a)	84,359	0
(United Kingdom) (a)	548,286	1,880
TOTAL CANADA		34,988
Cayman Islands - 1.0%
Kingboard Chemical Holdings Ltd.	3,623,800	10,785
Kingboard Chemical Holdings Ltd. warrants 12/31/06 (a)	362,380	302
Norstar Founders Group Ltd.	30,500,000	7,082
SinoCom Software Group Ltd.	6,586,000	4,224
TOTAL CAYMAN ISLANDS		22,393
China - 0.9%
Aluminum Corp. of China Ltd. (H Shares)	10,696,000	5,763
Common Stocks - continued
	Shares	Value (Note 1) (000s)
China - continued
Bio-Treat Technology Ltd.	10,737,000	$ 4,260
Global Bio-Chem Technology Group Co. Ltd.	2,632,000	1,722
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	376,000	17
PICC Property & Casualty Co. Ltd. (H Shares) (a)	9,086,000	2,308
Tong Ren Tang Technologies Co. Ltd. (H Shares)	2,273,000	4,403
TOTAL CHINA		18,473
Czech Republic - 0.2%
Komercni Banka AS unit	84,634	3,724
Denmark - 0.0%
Coloplast AS Series B	11,900	691
Egypt - 2.0%
Orascom Telecom SAE GDR (a)	1,049,602	43,031
Finland - 1.4%
Aldata Solutions Oyj (a)(d)	2,065,976	4,377
Alma Media Corp. (a)	133,020	2,178
Capman Oyj (B Shares) (d)	496,937	1,524
Citycon Oyj	258,000	858
Inion OY	840,000	2,541
Neste Oil Oyj (a)	356,700	8,048
Nokian Tyres Ltd.	546,580	9,227
Vacon Oyj (d)	73,381	1,229
TOTAL FINLAND		29,982
France - 1.9%
Altamir et Compagnie SA (a)	6,100	1,098
bioMerieux SA	10,200	449
Boiron SA	59,800	1,710
Bongrain SA	1,900	132
BVRP Software SA (a)	144,796	3,558
Constructions Industrielles dela Mediterranee SA	11,500	1,076
Damartex SA	21,485	858
Gifi	19,700	981
Groupe Bourbon SA (d)	15,638	986
Groupe Open SA	52,500	836
Groupe Open SA warrants 10/21/06 (a)	14,809	12
Guerbet SA	4,100	470
Ipsos SA	16,003	1,643
Lagardere S.C.A. (Reg.)	29,400	2,136
Maisons France Confort	10,498	1,254
Common Stocks - continued
	Shares	Value (Note 1) (000s)
France - continued
Nexity	49,900	$ 1,925
Oeneo Group (a)(d)	86,962	133
Orpea (a)	25,207	1,050
Renault SA	42,500	3,574
Sechilienne-Sidec	8,346	2,950
Signaux Girod	10,800	983
SPIR Communication SA	8,392	1,701
Stedim SA	27,038	3,338
Tessi SA	24,066	1,454
The Lisi Group	22,500	1,579
Toupargel-Agrigel	36,850	1,523
U10 SA (d)	16,688	1,261
Vivendi Universal SA (d)	66,932	1,985
TOTAL FRANCE		40,655
Germany - 4.8%
Advanced Photonics Technologies AG (a)	48,552	95
Articon-Integralis AG (Reg.) (a)	495,185	1,705
AWD Holding AG	45,300	1,837
Bijou Brigitte Modische Accessoires AG	21,486	3,812
Deutsche Boerse AG	66,000	5,009
Deutz AG (a)(d)	1,676,400	7,734
ElringKlinger AG	9,142	682
Fielmann AG	19,100	1,312
Freenet.de AG	417,619	9,351
Fresenius AG	43,586	4,668
Gpc Biotech AG (a)(d)	49,345	512
Grenkeleasing AG (d)	32,618	1,343
Hawesko Holding AG	31,800	1,341
Hyrican Informationssysteme AG	17,925	242
K&S AG	482,300	24,565
Kontron AG (a)	154,264	1,243
Merck KGaA	48,441	3,726
Norddeutsche Affinerie AG	43,300	816
Parsytec AG (a)(d)	188,871	670
PC-Spezialist Franchise AG	150,000	1,482
Pfleiderer AG (a)	1,757,259	27,656
PSI AG (a)	228,043	1,230
Pulsion Medical Systems AG (a)	156,865	856
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Germany - continued
Rational AG	17,800	$ 2,036
United Internet AG	40,352	1,086
TOTAL GERMANY		105,009
Greece - 1.8%
Alfa-Beta Vassilopoulos SA (Reg.)	31,800	462
Autohellas SA	238,800	1,137
Babis Vovos International Technical SA	62,070	1,078
Fourlis Holdings SA (a)	252,000	2,140
Greek Organization of Football Prognostics SA	135,742	3,560
Hellenic Exchanges Holding SA	166,195	1,856
Hyatt Regency SA (Reg.)	587,282	7,103
Intralot SA (a)	91,900	2,715
Motor Oil (HELLAS) Corinth Refineries SA	227,333	3,627
Public Power Corp. of Greece	54,000	1,441
Sarantis SA (Reg.)	1,511,148	11,472
Technical Olympic SA (Reg.)	426,896	2,494
TOTAL GREECE		39,085
Hong Kong - 1.5%
ASM Pacific Technology Ltd.	1,223,000	4,973
China Insurance International Holdings Co. Ltd.	13,106,000	4,918
China Merchants Holdings International Co. Ltd.	9,066,000	17,678
China Pharmaceutical Enterprise and Investment Corp. Ltd. (a)	9,820,000	2,066
Solomon Systech Ltd.	8,094,000	2,648
TOTAL HONG KONG		32,283
Hungary - 0.3%
MOL Magyar Olay-es Gazipari RT Series A (For. Reg.)	44,200	3,624
OTP Bank Rt.	127,473	3,902
TOTAL HUNGARY		7,526
India - 1.2%
Indian Hotels Co. Ltd.	154,400	2,321
Kotak Mahindra Bank Ltd.	1,967,121	13,726
State Bank of India	697,026	10,252
TOTAL INDIA		26,299
Ireland - 0.7%
Donegal Creameries PLC	284,900	1,574
IAWS Group PLC (Ireland)	38,059	552
Independent News & Media PLC (Ireland)	659,764	2,101
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Ireland - continued
Kenmare Resources PLC (a)	9,451,900	$ 4,416
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	330
Minco PLC (a)	1,818,181	385
Minco PLC warrants 12/3/05 (a)	909,090	0
Paddy Power PLC	137,311	2,418
Petroceltic International PLC (a)	12,421,734	2,393
Trinity Biotech PLC sponsored ADR (a)	909,300	1,873
TOTAL IRELAND		16,042
Israel - 0.2%
Advanced Vision Technology Ltd. (a)	165,400	1,209
Leadcom Integrated Solutions (e)	5,160,100	3,330
Supercom Ltd. (a)	36,242	72
TOTAL ISRAEL		4,611
Italy - 1.2%
Amplifon Spa	38,350	2,524
Brembo Spa	282,800	2,213
Cassa Di Risparmio Di Firenze	2,942,982	7,611
Lottomatica Spa New (d)	249,800	8,522
Saipem Spa	79,800	1,007
Teleunit Spa (a)(e)	9,675,858	3,868
TOTAL ITALY		25,745
Japan - 30.8%
Able, Inc.	93,700	2,958
Acca Networks Co. Ltd.	18	61
Adtec Plasma Technology Co. Ltd.	32	208
Aichi Steel Corp. (d)	1,667,000	9,253
Amada Co. Ltd.	604,000	3,744
ARRK Corp.	47,800	1,869
Asahi Broadcasting Corp.	14,940	1,453
Asahi Denka Co. Ltd.	149,000	1,494
ASICS Trading Co. Ltd.	56,300	754
Axell Corp. (d)	338	1,428
Axell Corp. New (d)	338	1,389
Bando Chemical Industries Ltd. (d)	262,000	1,222
Casio Computer Co. Ltd.	350,500	4,804
Central Glass Co. Ltd.	297,000	2,042
Chiyoda Corp.	504,000	5,672
Chiyoda Integre Co. Ltd.	143,800	3,031
Chugoku Marine Paints Ltd. (d)	451,000	2,426
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Citizen Electronics Co. Ltd. (d)	41,500	$ 2,030
Commuture Corp.	136,000	1,187
COMSYS Holdings Corp.	976,000	8,387
Create SD Co. Ltd.	23,200	1,228
Credit Saison Co. Ltd.	80,000	2,739
Cyber Agent Ltd. (d)	3,354	13,563
Cyber Communications, Inc. (a)(d)	3,629	11,006
Cyber Firm, Inc. (a)(d)	322	1,274
Daiso Co. Ltd. (d)	136,000	428
Daiwabo Information System Ltd. (d)	107,500	1,690
Dip Corp.	1,158	3,402
Dynic Corp. (a)	579,000	1,894
E*Trade Securities Co. Ltd. (d)	1,344	4,794
Endo Manufacturing Co. Ltd.	9,000	123
Enshu Ltd. (a)(d)	1,097,000	3,003
Faith, Inc. (d)	2,578	7,868
Fancl Corp.	56,500	2,263
Finance All Corp. (d)	2,684	3,353
First Juken Co. Ltd.	65,500	1,456
Forval Corp.	184,400	2,181
FT Communications Co. Ltd.	1,995	7,592
Fuji Seal International, Inc.	49,560	1,574
Fuji Spinning Co. Ltd. (a)	3,311,000	4,263
Fujikura Ltd.	1,421,000	6,166
Fujitsu Business Systems Ltd.	29,800	459
Fullcast Co. Ltd.	246	589
Gourmet Navigator, Inc. (a)	9	270
Heian Ceremony Service Co. Ltd.	22,000	164
Hikari Tsushin, Inc. (d)	452,000	28,926
Hogy Medical Co. (d)	30,000	1,379
Hokuto Corp. (d)	218,600	4,103
HUNET, Inc. (d)	520,000	808
I-CF, Inc. (a)	618	2,481
Ibiden Co. Ltd. (d)	477,900	10,187
Infocom Corp.	1,489	2,343
Information Planning Co. Ltd.	91	313
Intelligent Wave, Inc. (d)	1,150	2,446
Ishihara Chemical Co. Ltd. (d)	49,000	897
Itochushokuhin Co. Ltd.	10,400	414
JACCS Co. Ltd.	194,000	1,395
Japan Digital Contents, Inc. (a)	1,046	1,427
Japan Vilene Co. Ltd. (d)	196,000	1,280
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Jastec Co. Ltd.	54,500	$ 972
Jupiter Telecommunications Co.	89	71
KAGA ELECTRONICS Co. Ltd. (d)	199,200	4,142
Kagome Co. Ltd. (a)(d)	136,700	1,446
Kakaku.com, Inc. (a)	74	656
Kawasaki Heavy Industries Ltd.	1,047,000	2,027
Kennedy-Wilson Japan Co. Ltd. (d)	1,293	3,490
Kibun Food Chemifa Co. Ltd.	76,500	1,850
KK daVinci Advisors (a)(d)	2,202	5,712
Kobe Steel Ltd.	2,851,000	5,166
Koito Manufacturing Co. Ltd.	514,000	5,059
Komehyo Co. Ltd. (a)	500	10
Kura Corp. Ltd. (d)	2,142	8,744
Kuraray Co. Ltd.	252,000	2,334
Kurita Water Industries Ltd.	210,100	3,270
livedoor Co. Ltd. (a)(d)	4,750,252	14,543
Lopro Corp. (d)	144,300	1,177
LTT Bio-Pharma Co. Ltd.	112	334
Mars Engineering Corp.	96,700	3,136
Maruei Department Store Co. Ltd. (a)(d)	385,000	1,241
Maruha Group, Inc. (a)(d)	2,123,000	5,325
Matsui Securities Co. Ltd. (d)	43,700	594
Matsui Securities Co. Ltd. New (d)	87,400	1,180
Meganesuper Co. Ltd.	104,420	1,978
Misumi Group, Inc.	112,900	3,370
Mitsubishi Materials Corp.	1,179,000	2,732
Mitsui & Associates Telepark Corp.	1,112	3,288
Mitsui & Co. Ltd.	168,000	1,597
Mitsui O.S.K. Lines Ltd.	1,035,000	6,535
Mitsui Trust Holdings, Inc.	271,000	2,693
Mobilephone Telecommunications International Ltd. (d)	478	716
Nabtesco Corp.	100,000	670
NextCom K.K.	190	699
Nexus Co. Ltd.	1,367	6,089
NHK Spring Co. Ltd.	260,000	1,984
Nidec Corp.	85,800	10,090
Nidec Tosok Corp.	127,800	1,804
Nihon Chouzai Co. Ltd.	64,700	2,530
Nihon Dempa Kogyo Co. Ltd.	639,800	14,340
Nihon Micro Coating Co. Ltd. (a)	156,200	2,126
Nihon Trim Co. Ltd. (d)	103,750	6,768
Nihon Unicom Corp.	81,500	986
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Nikko Cordial Corp.	419,000	$ 1,958
Ninety-Nine Plus, Inc.	4	25
Nippon Chemi-con Corp.	1,092,000	6,207
Nippon Denwa Shisetsu	210,000	801
Nippon Electric Glass Co. Ltd.	499,000	7,957
Nippon Mining Holdings, Inc.	111,000	675
Nippon Oil Corp.	1,162,000	8,223
Nippon Seiki Co. Ltd. (d)	215,000	2,678
Nippon Suisan Kaisha Co. Ltd.	880,000	3,047
Nissin Co. Ltd.	820,680	1,855
Nissin Kogyo Co. Ltd.	519,800	18,987
Nissin Servicer Co. Ltd. (d)	1,112	1,570
Nissin Servicer Co. Ltd. New (d)	1,112	1,538
Nitta Corp.	431,100	6,344
Nitto Denko Corp.	52,500	2,869
NOK Corp.	205,000	5,367
Ogaki Kyoritsu Bank Ltd.	270,000	1,597
Opt, Inc. (a)(d)	70	1,582
Oracle Corp. Japan (d)	18,100	791
Orient Corp. (a)(d)	3,162,000	11,188
Oriental Yeast Co. Ltd. Tokio	335,000	2,476
Otaki Gas Co. Ltd. (a)	16,000	69
Otsuka Corp.	131,400	9,976
Pacific Metals Co. Ltd. (a)(d)	1,346,000	6,136
Paris Miki, Inc. (d)	87,400	2,084
Parker Corp.	51,000	487
Pigeon Corp.	262,300	4,030
Point, Inc. (a)	46,000	1,768
Pro-Ship, Inc.	1,000	26
Rakuten, Inc. (d)	2,907	2,437
Reins International, Inc.	2,259	11,914
Rohto Pharmaceutical Co. Ltd.	477,000	6,028
Sammy NetWorks Co. Ltd.	223	3,488
Sankyo Co. Ltd. (Gunma)	37,400	1,851
Sega Sammy Holdings, Inc. (a)	258,300	15,200
Seikagaku Corp. (d)	186,800	2,630
Seikagaku Corp. New (d)	104,500	1,471
Sekisui Chemical Co. Ltd.	180,000	1,305
Sekisui Plastics Co. Ltd.	258,000	960
Shin Nippon Biomedical Laboratories Ltd. (d)	25,300	632
Showa Denko KK	3,983,000	10,105
Silex Technology, Inc.	146	496
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Softbank Investment Corp.	4,705	$ 1,687
Software Research Association (SRA) (d)	54,500	1,388
Soken Chemical & Engineer Co. Ltd.	64,000	1,282
Square Enix Co. Ltd.	24,000	806
Stanley Electric Co. Ltd.	240,800	3,913
Sumisho Computer Service Corp. (d)	342,000	8,138
Sumitomo Corp.	380,000	3,226
Sumitomo Metal Mining Co. Ltd.	395,000	2,776
Sumitomo Rubber Industries Ltd.	834,000	8,129
Sun Frontier Fudousan Co. Ltd.	165	485
Sun Frontier Fudousan Co. Ltd. New	495	1,454
Suncall Corp.	71,000	376
Sunx Ltd.	73,000	1,016
Taisei Corp.	377,000	1,323
Taiyo Kagaku	89,200	1,353
Tamron Co. Ltd. (d)	44,300	1,572
Tanabe Seiyaku Co. Ltd.	143,000	1,506
Techno Medica Co. Ltd.	219	915
Teijin Ltd.	890,000	4,032
Teikoku Oil Co. Ltd.	911,000	6,551
Telewave, Inc. New (d)	798	3,501
The First Energy Service Co. Ltd.	40	1,110
Token Corp.	25,500	985
Tokuyama Corp. (d)	663,000	5,059
Tokyo Cathode Laborator Co. Ltd. (d)	95,900	1,706
Tokyo Seimitsu Co. Ltd. (d)	68,800	2,343
Tokyo Steel Manufacturing Co. Ltd. (d)	252,800	3,689
TonenGeneral Sekiyu KK (a)	138,000	1,475
Toppan Printing Co. Ltd.	178,000	1,946
Toray Industries, Inc.	1,921,000	8,574
Tosoh Corp.	1,401,000	6,587
Toyo Corp. (d)	108,100	1,301
Toyo Ink Manufacturing Co. Ltd.	3,392,000	13,555
Toyo Machinery & Metal Co. Ltd.	118,900	839
Toyo Suisan Kaisha Ltd.	100,000	1,573
Trancom Co. Ltd.	159,600	3,471
Trend Micro, Inc.	42,500	1,561
Uniden Corp.	537,000	10,807
Usen Corp. (a)(d)	571,080	16,503
USS Co. Ltd.	75,050	5,962
Warabeya Nichiyo Co. Ltd.	135,300	2,794
Works Applications Co. Ltd. (a)(d)	539	576
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Japan - continued
Works Applications Co. Ltd. New (a)	1,078	$ 1,131
Yachiyo Industry Co. Ltd.	46,000	610
Yamaichi Electronics Co. Ltd.	237,900	3,108
Yasuragi Co. Ltd. (a)	62,600	2,096
Yoshimoto Kogyo Co. Ltd. (d)	138,000	2,336
Zakkaya Bulldog Co. Ltd.	31,400	737
TOTAL JAPAN		669,318
Korea (South) - 0.1%
SKC Co. Ltd. (a)	353,470	2,836
Luxembourg - 1.4%
Gaming VC Holdings SA	813,700	11,953
Stolt-Nielsen SA (d)	572,390	19,455
TOTAL LUXEMBOURG		31,408
Netherlands - 0.4%
Axalto Holding NV	98,800	2,867
Completel Europe NV (a)	142,139	6,373
TOTAL NETHERLANDS		9,240
New Zealand - 0.7%
Fisher & Paykel Healthcare Corp.	2,225,596	4,912
Pumpkin Patch Ltd.	2,697,236	5,125
Sky City Entertainment Group Ltd.	1,663,489	5,373
TOTAL NEW ZEALAND		15,410
Norway - 2.2%
ABG Sundal Collier ASA (d)	2,452,000	2,263
Camillo Eitzen & Co. ASA	257,400	2,882
Catch Communications ASA	633,000	1,509
Expert ASA (d)	114,800	1,175
Kongsberg Gruppen ASA (a)(d)	160,900	2,496
Mamut ASA	1,762,100	2,706
Nordic VLSI ASA (a)(d)	272,400	2,277
Norman ASA (a)	65,300	663
Norsk Hydro ASA (d)	75,960	5,956
Odfjell ASA (A Shares)	27,700	1,037
P4 Radio Hele Norge ASA (a)(d)	141,400	464
Petroleum Geo-Services ASA (a)	38,750	2,355
Profdoc ASA (a)	113,200	1,485
Schibsted ASA (B Shares)	54,100	1,298
Solstad Offshore ASA	114,000	1,272
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Norway - continued
Statoil ASA	275,500	$ 4,891
Stepstone ASA (a)(e)	4,710,000	4,294
TANDBERG ASA	436,200	4,483
TANDBERG Television ASA (a)	483,000	4,944
TOTAL NORWAY		48,450
Poland - 1.0%
Pfleiderer Grajewo SA	55,100	3,144
Polski Koncern Naftowy Orlen SA unit	577,200	16,133
Powszechna Kasa Oszczednosci Bank SA	103,000	779
TVN SA	154,400	2,040
TOTAL POLAND		22,096
Portugal - 0.6%
Impresa SGPS (a)	984,753	7,052
Media Capital SGPS SA	880,576	6,226
TOTAL PORTUGAL		13,278
Russia - 1.4%
Mobile TeleSystems OJSC:
GDR (Reg. S)	74,000	2,505
sponsored ADR	163,100	5,480
Sibirtelecom Open Joint Stock Co. ADR (a)	104,700	4,765
Sistema Jsfc sponsored GDR	479,100	7,426
Uralsvyazinform ADR	614,100	4,329
VolgaTelecom sponsored ADR	1,000,400	6,803
TOTAL RUSSIA		31,308
Singapore - 1.4%
Accord Customer Care Solutions Ltd. (a)	23,261,000	3,408
ComfortDelgro Corp. Ltd.	4,856,000	5,158
HTL International Holdings Ltd.	1,422,500	1,033
Hyflux Ltd.	3,079,000	6,391
SIA Engineering Co. Ltd.	3,791,000	5,300
Singapore Exchange Ltd.	2,698,000	3,063
Singapore Petroleum Co. Ltd. (d)	1,501,000	3,775
Venture Corp. Ltd.	228,000	1,935
TOTAL SINGAPORE		30,063
South Africa - 3.3%
Aflease Gold & Uranium Resources Ltd. (a)	980,000	587
African Bank Investments Ltd.	4,233,951	11,263
Common Stocks - continued
	Shares	Value (Note 1) (000s)
South Africa - continued
Discovery Holdings Ltd. (a)	2,751,919	$ 9,038
JD Group Ltd.	239,400	2,457
MTN Group Ltd.	1,667,102	11,798
Nedcor Ltd.	509,200	6,271
Steinhoff International Holdings Ltd.	13,516,732	28,632
Wilson Bayly Holmes-Ovcon Ltd.	446,856	1,944
TOTAL SOUTH AFRICA		71,990
Spain - 0.3%
Antena 3 Television SA	274,232	5,524
Construcciones y Auxiliar de Ferrocarriles	9,500	994
TOTAL SPAIN		6,518
Sweden - 1.6%
Consafe Offshore AB (a)(f)	900,000	9,069
Eniro AB	153,028	1,748
Gambro AB (A Shares)	486,000	6,599
Hexagon AB (B Shares) (d)	71,043	3,753
Intrum Justitia AB (a)	375,200	2,720
Intrum Justitia AB rights 5/26/05 (a)	375,200	145
Mekonomen AB	68,000	1,524
Modern Times Group AB (MTG) (B Shares) (a)	105,200	3,258
Observer AB (d)	1,168,780	4,794
VBG AB (B Shares)	6,710	126
TOTAL SWEDEN		33,736
Switzerland - 0.9%
Actelion Ltd. (Reg.) (a)	18,108	1,950
Amazys Holding AG	54,100	3,428
Barry Callebaut AG	2,861	737
Bucher Holding AG (Bearer) (d)	13,394	4,469
Escor Casino & Entertainment SA	19,770	568
Micronas Semiconductor Holding AG (a)	15,752	573
Mobilezone Holding AG	462,199	1,874
Roche Holding AG (participation certificate)	30,328	3,679
Sulzer AG (Reg.)	4,024	1,642
Swissquote Group Holding SA (a)	18,811	1,603
TOTAL SWITZERLAND		20,523
Taiwan - 0.1%
Merry Electronics Co. Ltd.	584,568	1,325
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Thailand - 0.1%
Bumrungrad Hospital PCL (For. Reg.) (a)	2,330,500	$ 1,022
Turkey - 1.3%
Alarko Gayrimenkul Yatirim Ortakligi AS (a)	49,000	887
Atakule Gayrimenkul Yatirim Ortakligi AS	1,033,000	505
Dogan Gazetecilik AS (a)	3,601,955	6,005
Dogan Sirketler Grubu Holding AS	329,500	701
Dogan Yayin Holding AS	661,022	1,587
Efes Sinai Yatirim Holding AS Class B (a)	329,100	1,525
Enka Insaat ve Sanayi AS	320,300	4,765
Is Gayrimenkul Yatirim Ortakligi AS	1,147,700	1,353
Tupras-Turkiye Petrol Rafinerileri AS	602,600	7,579
Turkiye Sinai Kalkinma Bankasi AS	608,300	1,250
Yapi ve Kredi Bankasi AS (a)	515,000	1,880
TOTAL TURKEY		28,037
United Kingdom - 16.3%
3DM Worldwide PLC (a)	1,335,000	1,685
Accuma Group PLC	335,366	578
Advanced Technology (UK) PLC (a)(e)	7,355,000	372
AeroBox PLC (a)	5,694,657	933
Afren PLC (e)	11,650,000	10,885
African Copper PLC	1,742,884	1,461
Air Partner PLC	45,000	508
Alba PLC	520,600	5,160
Alliance Pharma PLC (a)(e)	9,959,500	2,542
Amlin PLC	157,014	510
Andor Technology Ltd.	444,444	955
Appian Technology PLC (a)	1,916,178	221
Appian Technology PLC warrants 2/28/08 (a)	479,045	0
Asia Energy PLC	1,759,851	21,020
Atrium Underwriting PLC	257,060	1,028
Axis Shield PLC (a)	404,865	2,047
BETonSPORTS PLC	2,792,421	5,622
BG Group PLC	441,600	3,448
BHP Billiton PLC	193,400	2,381
Bioprogress PLC (a)	5,098,442	3,585
Blacks Leisure Group PLC	166,743	1,426
Body Shop International PLC	800,000	3,005
BowLeven PLC	786,100	5,528
Caffe Nero Group PLC (a)	282,978	935
Cambrian Mining PLC (a)(e)	4,795,000	13,302
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United Kingdom - continued
Cambrian Mining PLC warrants 1/25/06 (a)	350,000	$ 0
Cardpoint PLC (a)	345,300	808
Carphone Warehouse Group PLC	542,849	1,543
Central African Mining & Exploration Co. PLC (a)	12,122,700	2,569
Centurion Electronics PLC (e)	1,751,839	1,029
Ceres Power Holding PLC	514,200	951
Chaucer Holdings PLC	2,408,400	2,598
Clapham House Group PLC (a)	407,450	1,095
Cobra Biomanufacturing PLC (a)	818,400	891
Corac Group PLC (a)(e)	4,849,104	3,363
Corin Group PLC	1,122,914	7,669
CSS Stellar PLC (a)	623,908	571
CustomVis PLC (a)	375,215	65
Daniel Stewart Securities PLC (a)	4,229,000	1,018
Domino's Pizza UK & IRL PLC	344,636	1,809
Dream Direct Group PLC (a)	145,000	264
Eclipse Energy Co. Ltd. (f)	102,000	1,474
Entertainment Rights PLC (a)	4,002,089	1,638
Europa Oil & Gas Holdings PLC	1,000,000	607
Europa Oil & Gas Holdings PLC warrants 11/11/07 (a)	500,000	94
European Diamonds PLC (a)	499,300	399
Faroe Petroleum PLC (a)	1,288,906	2,769
Firestone Diamonds PLC (a)	687,000	1,721
Flomerics Group PLC	449,658	606
Freeport PLC	256,276	1,997
Future PLC	1,717,169	2,564
Gaming Corp. PLC (a)	9,702,913	2,617
GMA Resources PLC (a)(e)	7,119,274	1,954
Goals Soccer Centres PLC	827,000	1,840
Golden Prospect PLC (a)	5,270,000	3,680
Goldshield Group PLC	575,700	3,089
GTL Resources PLC (a)	13,669,072	527
Hardide Ltd. (e)	12,401,000	2,449
Healthcare Enterprise Group PLC (a)	5,576,663	9,347
Highbury House Communications PLC	713,914	40
Hornby PLC	260,040	989
Hunting PLC	403,100	1,852
Hydrodec Group PLC	6,231,100	2,371
Icap PLC	221,650	1,121
Ideal Shopping Direct PLC	373,686	1,789
Imperial College Innovations Ltd.	19,300	2,974
Inchcape PLC	30,122	1,028
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United Kingdom - continued
Intertek Group PLC	116,310	$ 1,701
ITE Group PLC	4,688,828	8,423
ITM Power PLC	2,082,900	3,170
Jubilee Platinum PLC (a)(e)	5,031,443	3,683
Kesa Electricals PLC	556,201	2,837
Lambert Howarth Group PLC (e)	1,320,284	7,020
Landround PLC	74,400	430
Lastminute.com PLC (a)	1,749,526	3,598
Lawrence PLC	1,073,124	7,101
London Clubs International PLC (a)	1,172,500	2,857
LTG Technologies PLC (a)	11,517,168	2,607
Manpower Software PLC (a)	258,824	121
Medical Solutions PLC (a)	6,228,956	735
Meridian Petroleum PLC	2,747,000	635
Metal Bulletin PLC	820,688	3,771
Mice Group PLC	1,800,000	1,266
Mice Group PLC (RFD) (a)	2,632,324	1,927
Microgen PLC (a)	289,948	433
N Brown Group PLC	439,410	923
NDS Group PLC sponsored ADR (a)	105,154	3,288
NETeller PLC	343,200	3,250
NeuTec Pharma PLC (a)	235,000	2,581
Ocean Wilsons Holdings Ltd.	205,311	1,137
Oil Quest Resources PLC (a)(e)	2,362,285	796
Oystertec PLC (a)	7,009,687	2,971
P&MM Group PLC (e)	2,035,000	2,823
Peacock Group PLC	835,318	3,806
Phytopharm PLC (a)	885,600	2,286
Pilat Media Global PLC (a)(e)	2,880,000	2,164
Platinum Mining Corp. of India PLC (e)	10,420,500	4,166
PlusNet Technologies Ltd.	1,312,355	4,260
Premier Oil PLC (a)	159,291	1,685
Primary Health Properties PLC	80,000	443
Proteome Sciences PLC (a)	1,339,442	1,897
Psion PLC	2,900,000	3,352
QA PLC (a)	13,554,656	816
Rambler Metals & Mining PLC	1,100,000	1,271
Regal Petroleum PLC (a)	137,516	831
Rheochem PLC (e)	8,728,300	2,943
Rheochem PLC warrants 12/21/07 (a)	4,364,150	0
Royalblue Group PLC	45,073	480
Sanctuary Group PLC	3,046,215	2,362
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United Kingdom - continued
Scapa Group PLC	3,660,400	$ 2,045
SDL PLC (a)	1,450,000	3,366
Sibir Energy PLC (a)	116,280	467
Sinclair Pharma PLC (a)	1,786,758	4,096
SkyePharma PLC (a)	124,100	131
Sondex PLC	260,100	1,168
Spark Networks PLC unit (a)	823,933	7,358
Spice Holdings PLC	1,362,100	4,828
Sportingbet PLC (a)	345,100	1,895
Sterling Energy PLC (a)	3,105,300	1,017
SubSea Resources PLC (e)	8,644,100	4,829
SubSea Resources PLC warrants 11/4/09 (a)	1,805,625	530
Synergy Healthcare PLC	314,553	2,303
Taghmen Energy PLC (a)(e)	2,578,673	3,005
Taghmen Energy PLC warrants 7/30/06 (a)	2,279,573	708
Tanfield Group PLC (a)(e)	7,300,000	2,988
Teesland PLC (a)	1,380,000	1,755
Tikit Group PLC (e)	822,761	2,766
UK Coal PLC	1,087,069	2,565
ukbetting PLC (a)	2,517,419	2,134
Unibet Group PLC unit	175,964	19,462
Urbium PLC	141,255	1,701
Whatman PLC	514,900	2,383
White Nile Ltd. (a)	100,000	267
William Hill PLC	333,186	3,456
William Ransom & Son PLC (e)	2,684,500	2,379
Windsor PLC	700,000	789
Wolfson Microelectronics PLC (a)	685,250	1,848
XN Checkout Holdings PLC	320,000	1,344
ZincOx Resources PLC (a)	970,000	2,420
TOTAL UNITED KINGDOM		355,765
United States of America - 2.1%
121Media, Inc. (e)	460,705	2,188
Central European Distribution Corp. (a)(d)	64,800	2,405
Chindex International, Inc. (a)	138,900	822
Frontera Resources Corp.	2,300,000	6,314
Frontier Mining Ltd. (e)	5,315,691	3,379
Frontier Mining Ltd. (e)	800,000	509
Gatekeeper Systems LLC	448,750	428
Golden Telecom, Inc. (d)	88,900	2,382
Marathon Oil Corp.	39,900	1,858
Common Stocks - continued
	Shares	Value (Note 1) (000s)
United States of America - continued
NTL, Inc. (a)	49,300	$ 3,154
Private Media Group, Inc. (a)(d)	283,400	847
ResMed, Inc. CHESS Depositary Interests (a)	642,463	3,959
Solar Integrated Technologies, Inc.	1,160,973	3,523
Trico Marine Services, Inc. (a)	67,200	1,331
UTEK Corp. (Reg. S)	43,442	559
Valero Energy Corp.	41,400	2,837
XL TechGroup, Inc.	1,442,680	8,824
TOTAL UNITED STATES OF AMERICA		45,319
TOTAL COMMON STOCKS (Cost $1,758,227)		2,087,109
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.4%
Fresenius AG	57,705	6,786
Fresenius Medical Care AG	48,666	2,816
TOTAL GERMANY		9,602
Italy - 0.3%
Buzzi Unicem Spa (Risp)	483,900	5,353
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $9,863)		14,955
Investment Companies - 0.1%

United Kingdom - 0.1%
Black Sea Property Fund Ltd. (a) (Cost $1,920)	5,000,000	1,999
Money Market Funds - 11.7%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 2.84% (b)	60,270,507	$ 60,271
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	194,209,915	194,210
TOTAL MONEY MARKET FUNDS (Cost $254,481)		254,481
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $2,024,491)		2,358,544
NET OTHER ASSETS - (8.3)%		(181,599)
NET ASSETS - 100%		$ 2,176,945
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,543,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Consafe Offshore AB	2/22/05	$ 7,218
Eclipse Energy Co. Ltd.	4/28/05	$ 1,459
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
121Media, Inc.	$ -	$ 2,195	$ -	$ -	$ 2,188
Advanced Technology (UK) PLC	558	-	-	-	372
Afren PLC	-	2,307	328	-	10,885
Alliance Pharma PLC	1,812	835	-	-	2,542
Aztec Resources Ltd.	-	4,297	-	-	5,112
Cambrian Mining PLC	-	15,046	-	-	13,302
Centurion Electronics PLC	-	1,979	-	15	1,029
Corac Group PLC	2,460	92	-	-	3,363
Frontier Mining Ltd.	1,443	391	-	-	3,379
Frontier Mining Ltd.	-	383	-	-	509
GMA Resources PLC	1,955	162	-	-	1,954
Hardide Ltd.	919	992	-	-	2,449
HudBay Minerals, Inc. (formerly Ontzinc Corp.)	1,841	-	1,328	-	-
Jubilee Platinum PLC	1,823	728	-	-	3,683
Lambert Howarth Group PLC	6,551	-	-	276	7,020
Leadcom Integrated Solutions	-	3,139	-	-	3,330
Oil Quest Resources PLC	167	874	-	-	796
P&MM Group PLC	2,300	-	-	-	2,823
Pilat Media Global PLC	2,196	-	-	-	2,164
Platinum Mining Corp. of India PLC	-	4,409	-	-	4,166
Rheochem PLC	-	2,692	-	-	2,943
Starfield Resources, Inc.	-	4,654	-	-	4,988
Stepstone ASA	-	5,430	-	-	4,294
SubSea Resources PLC	2,654	560	-	-	4,829
Sylvania Resources Ltd.	-	1,551	-	-	1,489
Taghmen Energy PLC	1,482	376	-	-	3,005
Tanfield Group PLC	-	2,429	-	-	2,988
Teleunit Spa	2,572	1,019	-	-	3,868
Tikit Group PLC	2,155	-	-	22	2,766
William Ransom & Son PLC	2,393	-	-	26	2,379
Total	$ 35,281	$ 56,540	$ 1,656	$ 339	$ 104,615

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $183,028) (cost $2,024,491) - See accompanying schedule		$ 2,358,544
Cash		347
Foreign currency held at value (cost $5,486)		5,521
Receivable for investments sold		10,576
Receivable for fund shares sold		11,376
Dividends receivable		5,150
Interest receivable		141
Prepaid expenses		4
Receivable from investment adviser for expense reductions		4
Other affiliated receivables		44
Other receivables		455
Total assets		2,392,162

Liabilities
Payable for investments purchased	$ 13,358
Payable for fund shares redeemed	5,055
Accrued management fee	1,705
Distribution fees payable	47
Other affiliated payables	451
Other payables and accrued expenses	391
Collateral on securities loaned, at value	194,210
Total liabilities		215,217

Net Assets		$ 2,176,945
Net Assets consist of:
Paid in capital		$ 1,781,146
Undistributed net investment income		3,176
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		58,604
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		334,019
Net Assets		$ 2,176,945

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($28,431 ÷ 1,171 shares)	$ 24.27

Maximum offering price per share (100/94.25 of $24.27)	$ 25.75
Class T: Net Asset Value and redemption price per share ($36,225 ÷ 1,497 shares)	$ 24.19

Maximum offering price per share (100/96.50 of $24.19)	$ 25.07
Class B: Net Asset Value and offering price per share ($12,926 ÷ 540 shares)A	$ 23.94

Class C: Net Asset Value and offering price per share ($21,271 ÷ 886 shares)A	$ 24.01

International Small Cap: Net Asset Value, offering price and redemption price per share ($2,071,652 ÷ 84,914 shares)	$ 24.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,440 ÷ 264 shares)	$ 24.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends (including $339 received from affiliated issuers)		$ 12,881
Interest		1,135
Security lending		940
		14,956
Less foreign taxes withheld		(866)
Total income		14,090

Expenses
Management fee Basic fee	$ 7,464
Performance adjustment	655
Transfer agent fees	1,845
Distribution fees	207
Accounting and security lending fees	414
Independent trustees' compensation	4
Custodian fees and expenses	461
Registration fees	224
Audit	27
Legal	7
Miscellaneous	6
Total expenses before reductions	11,314
Expense reductions	(266)	11,048
Net investment income (loss)		3,042
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $2) (Including realized gain (loss) of $(131) from affiliated issuers)	62,180
Foreign currency transactions	(136)
Total net realized gain (loss)		62,044
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $135)	156,454
Assets and liabilities in foreign currencies	92
Total change in net unrealized appreciation (depreciation)		156,546
Net gain (loss)		218,590
Net increase (decrease) in net assets resulting from operations		$ 221,632

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,042	$ 4,864
Net realized gain (loss)	62,044	55,700
Change in net unrealized appreciation (depreciation)	156,546	104,988
Net increase (decrease) in net assets resulting from operations	221,632	165,552
Distributions to shareholders from net investment income	(3,406)	(741)
Distributions to shareholders from net realized gain	(45,235)	(11,573)
Total distributions	(48,641)	(12,314)
Share transactions - net increase (decrease)	867,170	422,160
Redemption fees	747	1,900
Total increase (decrease) in net assets	1,040,908	577,298

Net Assets
Beginning of period	1,136,037	558,739
End of period (including undistributed net investment income of $3,176 and undistributed net investment income of $5,018, respectively)	$ 2,176,945	$ 1,136,037

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.25	$ 17.69	$ 12.35
Income from Investment Operations
Net investment income (loss) E	- I	.02	.02 F
Net realized and unrealized gain (loss)	3.80	3.83	5.30
Total from investment operations	3.80	3.85	5.32
Distributions from net investment income	(.02)	(.02)	-
Distributions from net realized gain	(.77)	(.31)	-
Total distributions	(.79)	(.33)	-
Redemption fees added to paid in capital E	.01	.04	.02
Net asset value, end of period	$ 24.27	$ 21.25	$ 17.71
Total Return B, C, D	18.36%	22.36%	43.24%
Ratios to Average Net Assets H
Expenses before expense reductions	1.68% A	1.71%	1.77% A
Expenses net of voluntary waivers, if any	1.66% A	1.71%	1.77% A
Expenses net of all reductions	1.63% A	1.69%	1.74% A
Net investment income (loss)	.02% A	.09%	.28% A
Supplemental Data
Net assets, end of period (in millions)	$ 28	$ 13	$ 5
Portfolio turnover rate	45% A	77%	84% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.20	$ 17.68	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.03)	(.03)	- F, I
Net realized and unrealized gain (loss)	3.77	3.83	5.31
Total from investment operations	3.74	3.80	5.31
Distributions from net investment income	-	(.01)	-
Distributions from net realized gain	(.76)	(.31)	-
Total distributions	(.76)	(.32)	-
Redemption fees added to paid in capital E	.01	.04	.02
Net asset value, end of period	$ 24.19	$ 21.20	$ 17.65
Total Return B, C, D	18.10%	22.07%	43.16%
Ratios to Average Net Assets H
Expenses before expense reductions	1.95% A	1.94%	2.12% A
Expenses net of voluntary waivers, if any	1.92% A	1.94%	2.12% A
Expenses net of all reductions	1.89% A	1.92%	2.09% A
Net investment income (loss)	(.24)% A	(.14)%	(.07)%A
Supplemental Data
Net assets, end of period (in millions)	$ 36	$ 15	$ 4
Portfolio turnover rate	45% A	77%	84% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 20.99	$ 17.62	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.09)	(.16)	(.05) F
Net realized and unrealized gain (loss)	3.74	3.80	5.30
Total from investment operations	3.65	3.64	5.25
Distributions from net realized gain	(.71)	(.31)	-
Redemption fees added to paid in capital E	.01	.04	.02
Net asset value, end of period	$ 23.94	$ 20.99	$ 17.52
Total Return B, C, D	17.81%	21.21%	42.67%
Ratios to Average Net Assets H
Expenses before expense reductions	2.53% A	2.63%	2.76% A
Expenses net of voluntary waivers, if any	2.45% A	2.63%	2.76% A
Expenses net of all reductions	2.42% A	2.60%	2.73% A
Net investment income (loss)	(.77)% A	(.83)%	(.71)% A
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 5	$ 1
Portfolio turnover rate	45% A	77%	84% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.04	$ 17.64	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.09)	(.12)	(.04) F
Net realized and unrealized gain (loss)	3.77	3.80	5.31
Total from investment operations	3.68	3.68	5.27
Distributions from net investment income	-	(.01)	-
Distributions from net realized gain	(.72)	(.31)	-
Total distributions	(.72)	(.32)	-
Redemption fees added to paid in capital E	.01	.04	.02
Net asset value, end of period	$ 24.01	$ 21.04	$ 17.73
Total Return B, C, D	17.92%	21.43%	42.83%
Ratios to Average Net Assets H
Expenses before expense reductions	2.42% A	2.43%	2.57% A
Expenses net of voluntary waivers, if any	2.40% A	2.43%	2.57% A
Expenses net of all reductions	2.37% A	2.40%	2.55% A
Net investment income (loss)	(.73)% A	(.62)%	(.52)% A
Supplemental Data
Net assets, end of period (in millions)	$ 21	$ 9	$ 1
Portfolio turnover rate	45% A	77%	84% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 21.36	$ 17.71	$ 9.87	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.10	.07 E	(.01)
Net realized and unrealized gain (loss)	3.81	3.84	7.75	(.12)
Total from investment operations	3.86	3.94	7.82	(.13)
Distributions from net investment income	(.06)	(.02)	-	-
Distributions from net realized gain	(.77)	(.31)	(.02)	-
Total distributions	(.83)	(.33)	(.02)	-
Redemption fees added to paid in capital D	.01	.04	.04	- H
Net asset value, end of period	$ 24.40	$ 21.36	$ 17.71	$ 9.87
Total Return B, C	18.57%	22.84%	79.78%	(1.30)%
Ratios to Average Net Asset s G
Expenses before expense reductions	1.29% A	1.30%	1.54%	13.70% A
Expenses net of voluntary waivers, if any	1.29% A	1.30%	1.54%	1.80% A
Expenses net of all reductions	1.26% A	1.28%	1.51%	1.80% A
Net investment income (loss)	.38% A	.50%	.46%	(.56)% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,072	$ 1,091	$ 547	$ 3
Portfolio turnover rate	45% A	77%	84%	85% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.03 per share.

F For the period September 18, 2002 (commencement of operations) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 21.36	$ 17.72	$ 12.35
Income from Investment Operations
Net investment income (loss) D	.05	.10	.04 E
Net realized and unrealized gain (loss)	3.80	3.84	5.31
Total from investment operations	3.85	3.94	5.35
Distributions from net investment income	(.07)	(.03)	-
Distributions from net realized gain	(.77)	(.31)	-
Total distributions	(.84)	(.34)	-
Redemption fees added to paid in capital D	.01	.04	.02
Net asset value, end of period	$ 24.38	$ 21.36	$ 17.72
Total Return B, C	18.53%	22.84%	43.48%
Ratios to Average Net Assets G
Expenses before expense reductions	1.30% A	1.32%	1.51% A
Expenses net of voluntary waivers, if any	1.30% A	1.32%	1.51% A
Expenses net of all reductions	1.27% A	1.29%	1.48% A
Net investment income (loss)	.38% A	.49%	.54% A
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 3	$ .4
Portfolio turnover rate	45% A	77%	84% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.01 per share.

F For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity International Small Cap Fund (the fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on May 5, 2005, the fund was closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, International Small Cap (the original class), and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of

Semiannual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 432,863
Unrealized depreciation	(100,310)
Net unrealized appreciation (depreciation)	$ 332,553
Cost for federal income tax purposes	$ 2,025,991

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,153,046 and $365,197, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .95% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 26	$ -
Class T	.25%	.25%	63	1
Class B	.75%	.25%	46	34
Class C	.75%	.25%	72	35
			$ 207	$ 70

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 44
Class T	13
Class B*	7
Class C*	5
$ 69

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for International Small Cap. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for International Small Cap shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 36	.35 *
Class T	46	.37 *
Class B	20	.45 *
Class C	25	.34 *
International Small Cap	1,713	.21 *
Institutional Class	5	.22 *
	$ 1,845

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $898 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	2.05%-1.65%*	$ 2
Class T	2.30%-1.90% *	5
Class B	2.80%-2.40% *	4
Class C	2.80%-2.40% *	1
		$ 12

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $248 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Small Cap	$ 3

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Class A	$ 14	$ 3
Class T	-	3
Class C	-	2
International Small Cap	3,381	732
Institutional Class	11	1
Total	$ 3,406	$ 741
From net realized gain
Class A	$ 542	$ 50
Class T	602	92
Class B	221	28
Class C	359	42
International Small Cap	43,388	11,351
Institutional Class	123	10
Total	$ 45,235	$ 11,573

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	613	655	$ 14,732	$ 12,873
Reinvestment of distributions	20	3	427	47
Shares redeemed	(87)	(313)	(2,081)	(5,811)
Net increase (decrease)	546	345	$ 13,078	$ 7,109
Class T
Shares sold	922	729	$ 21,956	$ 14,389
Reinvestment of distributions	24	5	531	85
Shares redeemed	(163)	(246)	(3,872)	(4,796)
Net increase (decrease)	783	488	$ 18,615	$ 9,678
Class B
Shares sold	348	254	$ 8,209	$ 4,981
Reinvestment of distributions	9	1	199	26
Shares redeemed	(58)	(72)	(1,377)	(1,405)
Net increase (decrease)	299	183	$ 7,031	$ 3,602
Class C
Shares sold	520	413	$ 12,333	$ 8,031
Reinvestment of distributions	13	2	272	40
Shares redeemed	(59)	(81)	(1,386)	(1,590)
Net increase (decrease)	474	334	$ 11,219	$ 6,481
International Small Cap
Shares sold	40,910	48,248	$ 987,776	$ 942,555
Reinvestment of distributions	2,008	632	43,867	11,253
Shares redeemed	(9,095)	(28,670)	(217,865)	(560,464)
Net increase (decrease)	33,823	20,210	$ 813,778	$ 393,344
Institutional Class
Shares sold	193	181	$ 4,607	$ 3,602
Reinvestment of distributions	3	-	59	5
Shares redeemed	(52)	(84)	(1,217)	(1,661)
Net increase (decrease)	144	97	$ 3,449	$ 1,946

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment
Advisors

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank
Pittsburgh, PA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

ISC-USAN-0605
1.800661.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Investment Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	June 24, 2005